Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (1.7%)
	Commonwealth Bank of Australia	1,251,846	129,592
	BHP Group Ltd.	3,661,327	126,105
	Westpac Banking Corp.	2,562,978	68,865
	National Australia Bank Ltd.	2,278,125	68,434
	ANZ Group Holdings Ltd.	2,217,568	56,416
	Wesfarmers Ltd.	845,622	48,781
	CSL Ltd.	364,615	45,945
	Macquarie Group Ltd.	254,882	37,406
	Goodman Group	1,502,269	31,914
[1]	Rio Tinto Ltd.	285,430	29,737
	Woodside Energy Group Ltd.	1,434,927	25,336
	Transurban Group	2,369,932	22,924
	Woolworths Group Ltd.	937,043	20,109
	Northern Star Resources Ltd.	1,054,167	19,379
	Fortescue Ltd.	1,200,611	17,386
	Brambles Ltd.	1,056,686	16,403
	QBE Insurance Group Ltd.	1,176,031	16,118
	Aristocrat Leisure Ltd.	422,157	15,683
	Coles Group Ltd.	1,045,373	15,445
	Evolution Mining Ltd.	1,547,339	14,859
	Santos Ltd.	2,546,295	12,418
	Scentre Group	4,058,155	11,501
	Origin Energy Ltd.	1,354,091	11,105
	South32 Ltd.	3,396,368	10,759
	Suncorp Group Ltd.	872,919	10,276
*	James Hardie Industries plc GDR	433,740	9,884
	Computershare Ltd. (XASX)	422,045	9,585
	Telstra Group Ltd.	2,815,260	9,564
	Insurance Australia Group Ltd.	1,807,102	9,527
	Cochlear Ltd.	51,106	9,526
*	Xero Ltd.	123,903	8,075
*	Light & Wonder Inc. GDR	61,051	7,090
	Sigma Healthcare Ltd.	3,195,247	6,847
*	PLS Group Ltd.	2,302,421	6,756
	Stockland	1,805,717	6,756
*	Lynas Rare Earths Ltd.	663,838	6,682
	BlueScope Steel Ltd.	314,355	6,561
	ALS Ltd.	382,977	6,530
	Medibank Pvt Ltd.	2,002,570	6,426
	GPT Group	1,730,826	6,359
	CAR Group Ltd.	312,390	5,978
	Orica Ltd.	331,813	5,911
	Lottery Corp. Ltd.	1,602,392	5,708
	ASX Ltd.	142,788	5,684
	Charter Hall Group	356,045	5,670
	Washington H Soul Pattinson & Co. Ltd.	210,088	5,625
	WiseTech Global Ltd.	138,683	5,557
	APA Group	896,107	5,517
	Pro Medicus Ltd.	42,888	5,483
	Sonic Healthcare Ltd.	335,480	5,365
	Vicinity Ltd.	2,921,816	4,985
	REA Group Ltd.	37,168	4,887
*	Mineral Resources Ltd.	123,473	4,857
	JB Hi-Fi Ltd.	78,630	4,430
	SGH Ltd.	137,066	4,393
*	Sandfire Resources Ltd.	319,163	4,331
*	NEXTDC Ltd.	464,456	4,291
	Ramelius Resources Ltd.	1,379,747	4,249
	Qube Holdings Ltd.	1,250,272	4,135
	Mirvac Group	2,975,376	4,132

		Shares	Market Value ($000)
	Bendigo & Adelaide Bank Ltd.	537,616	4,094
	Dyno Nobel Ltd.	1,670,312	4,068
	HUB24 Ltd.	56,693	3,972
*	Genesis Minerals Ltd.	775,969	3,832
	Technology One Ltd.	216,532	3,780
	Perseus Mining Ltd.	957,322	3,687
	Qantas Airways Ltd.	523,327	3,659
	SEEK Ltd.	249,035	3,617
	Ampol Ltd.	174,220	3,500
	Whitehaven Coal Ltd.	569,600	3,480
	Dexus	725,867	3,386
	Ramsay Health Care Ltd.	133,926	3,378
	Worley Ltd.	338,420	3,148
	Westgold Resources Ltd.	640,756	3,058
	Aurizon Holdings Ltd.	1,179,519	3,017
*	Paladin Energy Ltd.	309,978	2,906
	a2 Milk Co. Ltd.	488,243	2,874
*	IGO Ltd.	492,160	2,813
*	Vault Minerals Ltd.	727,472	2,784
	Regis Resources Ltd.	523,008	2,726
	Steadfast Group Ltd.	741,978	2,687
	AGL Energy Ltd.	421,588	2,652
*	Capricorn Metals Ltd.	283,101	2,652
	Downer EDI Ltd.	470,766	2,625
	Endeavour Group Ltd.	1,016,324	2,611
	Cleanaway Waste Management Ltd.	1,498,116	2,568
*	Greatland Resources Ltd.	301,052	2,473
	Ansell Ltd.	102,372	2,321
	Eagers Automotive Ltd.	124,593	2,313
*	Liontown Ltd.	1,807,579	2,295
	Atlas Arteria Ltd.	663,248	2,289
	Challenger Ltd.	344,579	2,195
	Ventia Services Group Pty Ltd.	533,807	2,138
	Bank of Queensland Ltd.	453,168	2,134
	AMP Ltd.	1,789,572	2,095
	Treasury Wine Estates Ltd.	540,624	2,015
	Codan Ltd.	73,749	1,942
	Metcash Ltd.	777,164	1,792
[1]	Reece Ltd.	174,079	1,782
*	Emerald Resources NL	372,112	1,749
*	Zip Co. Ltd.	924,104	1,705
	AUB Group Ltd. (XASX)	80,619	1,692
	National Storage REIT	877,044	1,681
	Chorus Ltd.	290,562	1,652
[1]	Breville Group Ltd.	72,103	1,607
	nib holdings Ltd.	337,049	1,572
	Harvey Norman Holdings Ltd.	349,024	1,568
	Reliance Worldwide Corp. Ltd.	580,596	1,509
	Lendlease Corp. Ltd.	449,195	1,503
	Charter Hall Long Wale REIT	554,939	1,501
	Netwealth Group Ltd.	86,186	1,460
[1]	Flight Centre Travel Group Ltd.	127,490	1,430
	Sims Ltd.	101,529	1,422
*	Resolute Mining Ltd.	1,559,251	1,397
	Pinnacle Investment Management Group Ltd.	118,165	1,386
*	Deep Yellow Ltd.	701,391	1,370
	Monadelphous Group Ltd.	63,569	1,368
*	DroneShield Ltd.	591,616	1,358
*	Telix Pharmaceuticals Ltd.	182,614	1,332
	Region Group	811,977	1,302
*	Bellevue Gold Ltd.	1,091,353	1,280
*	Austal Ltd.	258,006	1,244
	HomeCo Daily Needs REIT	1,377,424	1,236
*	Mesoblast Ltd.	701,866	1,231
	Orora Ltd.	861,243	1,223
*	Insignia Financial Ltd.	361,596	1,168
	Perenti Ltd.	595,887	1,147
	Iluka Resources Ltd.	310,348	1,137
	Super Retail Group Ltd.	109,492	1,117
	BWP Property Group Ltd.	418,156	1,086

		Shares	Market Value ($000)
	Centuria Industrial REIT	472,033	1,067
	Champion Iron Ltd.	262,993	1,062
	Tabcorp Holdings Ltd.	1,707,023	1,048
*	Tuas Ltd.	211,715	1,047
	NRW Holdings Ltd.	282,625	1,020
	ARB Corp. Ltd.	56,631	1,013
	Ingenia Communities Group	307,329	1,008
	Perpetual Ltd.	80,344	1,006
*	IperionX Ltd.	199,409	999
	Charter Hall Retail REIT	364,616	993
	Lovisa Holdings Ltd.	45,850	983
[1]	Yancoal Australia Ltd.	242,341	970
*	PEXA Group Ltd.	101,165	967
*	Megaport Ltd.	119,375	953
*	Judo Capital Holdings Ltd.	731,816	922
*,1	Southern Cross Gold Consolidated Ltd. GDR	127,464	914
	New Hope Corp. Ltd.	287,133	900
	Beach Energy Ltd.	1,038,227	890
	Nickel Industries Ltd.	1,397,853	885
	Generation Development Group Ltd.	238,028	885
	Deterra Royalties Ltd.	301,660	881
*	Catalyst Metals Ltd.	155,154	880
	Waypoint REIT Ltd.	512,665	874
[2]	Viva Energy Group Ltd.	693,726	868
	Bega Cheese Ltd.	203,972	863
*	Neuren Pharmaceuticals Ltd.	74,202	859
	Arena REIT	344,989	850
	Nick Scali Ltd.	47,296	803
	Imdex Ltd.	309,856	801
*	Silex Systems Ltd.	167,717	795
*	Alkane Resources Ltd.	715,298	775
*	Predictive Discovery Ltd.	1,367,694	756
*	WEB Travel Group Ltd.	234,835	751
[1]	IDP Education Ltd.	172,354	750
	SRG Global Ltd.	352,386	739
	Helia Group Ltd.	179,466	726
*	Pantoro Gold Ltd.	213,899	710
	Centuria Capital Group	524,850	704
	TPG Telecom Ltd.	257,059	693
	Data#3 Ltd.	101,966	691
	Domino's Pizza Enterprises Ltd.	43,578	690
*	Ora Banda Mining Ltd.	818,691	686
	Magellan Financial Group Ltd.	113,263	685
	IRESS Ltd.	120,975	681
	Nine Entertainment Co. Holdings Ltd.	858,041	680
	Elders Ltd.	131,539	674
	GrainCorp Ltd. Class A	133,698	670
[1,3]	Corporate Travel Management Ltd.	74,741	669
	EVT Ltd.	76,887	666
	Karoon Energy Ltd.	559,674	663
	GQG Partners Inc. GDR	593,553	647
	Service Stream Ltd.	403,873	640
	Premier Investments Ltd.	69,006	639
	Regis Healthcare Ltd.	132,471	621
*	Develop Global Ltd.	172,062	618
*	Weebit Nano Ltd.	162,931	596
	DigiCo Infrastructure REIT	332,364	592
	SmartGroup Corp. Ltd.	98,004	575
	Charter Hall Social Infrastructure REIT	281,974	570
*,1	Vulcan Energy Resources Ltd.	203,417	558
*	Temple & Webster Group Ltd.	66,699	555
[1]	Guzman y Gomez Ltd.	36,032	553
*	SiteMinder Ltd.	157,381	552
	Hansen Technologies Ltd.	153,057	529
	IPH Ltd.	202,558	526
[1]	PWR Holdings Ltd.	79,549	514
*,1	Elevra Lithium Ltd.	110,319	509
*	Clarity Pharmaceuticals Ltd.	238,948	507
*	Gemlife Communities Group	143,840	503
	HMC Capital Ltd.	170,028	496

		Shares	Market Value ($000)
	Aussie Broadband Ltd.	157,532	494
	Amotiv Ltd.	83,265	486
	Maas Group Holdings Ltd.	125,697	475
*	Superloop Ltd.	293,545	468
	Dexus Industria REIT	254,739	454
*	Catapult Sports Ltd.	186,382	452
	Collins Foods Ltd.	59,424	441
*	Nufarm Ltd.	266,751	436
	Integral Diagnostics Ltd.	239,484	435
*	Nanosonics Ltd.	159,272	430
	McMillan Shakespeare Ltd.	35,729	424
*	Virgin Australia Holdings Ltd.	194,763	423
*	Amplitude Energy Ltd.	193,817	421
	Stanmore Resources Ltd.	197,115	413
*	St. Barbara Ltd.	834,899	409
	Ridley Corp. Ltd.	225,778	392
*	Macquarie Technology Group Ltd.	7,973	388
[1]	Supply Network Ltd.	15,093	385
	Credit Corp. Group Ltd.	38,469	378
	Centuria Office REIT	493,450	367
[1]	Regal Partners Ltd.	165,923	362
	Inghams Group Ltd.	205,852	358
	Cromwell Property Group	1,242,871	354
	Rural Funds Trust	248,430	350
	Fleetpartners Group Ltd.	172,186	342
	GDI Property Group Partnership	793,163	337
	Australian Clinical Labs Ltd.	177,982	337
*,3	Opthea Ltd.	894,697	336
	Abacus Storage King	309,567	333
	Dicker Data Ltd.	46,930	327
	Growthpoint Properties Australia Ltd.	203,498	324
*,1	Boss Energy Ltd.	243,147	322
*	Alpha HPA Ltd.	632,357	321
*,1	Core Lithium Ltd.	1,986,156	318
	Bravura Solutions Ltd.	220,350	313
*	Gentrack Group Ltd.	68,741	312
	Navigator Global Investments Ltd. (XASX)	137,284	302
	Kelsian Group Ltd.	110,932	301
	EQT Holdings Ltd.	17,572	300
*	Chalice Mining Ltd.	194,712	293
	MyState Ltd.	93,253	291
*	Select Harvests Ltd.	92,487	285
	Redox Ltd.	124,986	275
*	Arafura Rare Earths Ltd.	1,733,652	272
	Bapcor Ltd.	182,563	270
	Vulcan Steel Ltd.	55,546	267
*	Myer Holdings Ltd.	881,326	266
*	PolyNovo Ltd.	378,378	266
	oOh!media Ltd.	303,040	263
[1]	L1 Group Ltd.	304,070	259
*,1	Lifestyle Communities Ltd.	65,814	253
*	Aurelia Metals Ltd.	1,125,979	239
*	29Metals Ltd. (XASX)	692,607	228
*	Emeco Holdings Ltd.	242,499	222
	Healius Ltd.	352,684	221
	Abacus Group	272,036	219
[1]	Jumbo Interactive Ltd.	29,317	209
	Australian Ethical Investment Ltd.	63,690	203
	GWA Group Ltd.	108,684	201
*	AUB Group Ltd.	9,404	198
*	Omni Bridgeway Ltd.	181,427	195
*	Tyro Payments Ltd.	293,049	193
*	Australian Agricultural Co. Ltd.	198,343	188
*	Fineos Corp. Ltd. GDR	118,340	184
	Cedar Woods Properties Ltd.	29,986	169
	G8 Education Ltd.	359,410	167
	Clinuvel Pharmaceuticals Ltd.	21,474	164
*	EML Payments Ltd.	285,383	163
*	Nuix Ltd.	133,663	160
*	Wildcat Resources Ltd.	578,880	145

		Shares	Market Value ($000)
	Kogan.com Ltd.	56,062	143
*,1	Star Entertainment Group Ltd.	1,426,946	133
*	HealthCo REIT	246,383	125
*,1	BrainChip Holdings Ltd.	1,191,962	120
	Accent Group Ltd.	185,939	119
*,1	Novonix Ltd.	456,832	119
	Webjet Group Ltd.	213,221	119
	Praemium Ltd.	219,272	115
	Australian Finance Group Ltd.	79,434	114
*	Audinate Group Ltd.	38,055	114
*	ioneer Ltd.	1,046,875	109
*	Strike Energy Ltd.	1,411,792	108
	Solvar Ltd.	78,326	101
*	Mayne Pharma Group Ltd.	45,285	88
*	Baby Bunting Group Ltd.	48,163	80
*,3	AVZ Minerals Ltd.	1,098,794	77
*	Syrah Resources Ltd.	426,754	69
*	WA1 Resources Ltd.	5,852	69
*	Coast Entertainment Holdings Ltd.	176,320	67
*	Metals X Ltd.	73,224	65
*	Carnarvon Energy Ltd.	883,615	60
	Humm Group Ltd.	96,019	50
*	OFX Group Ltd.	96,876	34
	MA Financial Group Ltd.	3,272	24
*,3	Leo Lithium Ltd.	657,986	15
*	FireFly Metals Ltd.	9,835	13
*,3	Firefinch Ltd.	519,107	7
*,3	ESG Minerals	24,572	—
			1,332,413
Austria (0.1%)
	Erste Group Bank AG	213,365	27,739
[2]	BAWAG Group AG	64,340	10,466
	OMV AG	99,251	5,896
	Raiffeisen Bank International AG	93,177	4,697
	ANDRITZ AG	47,972	4,151
	voestalpine AG	85,084	4,040
	Verbund AG	47,687	3,499
	Wienerberger AG	77,473	2,561
	Vienna Insurance Group AG Wiener Versicherung Gruppe	25,331	1,991
	Strabag SE Class BR	13,964	1,446
	UNIQA Insurance Group AG	75,183	1,394
	DO & Co. AG	5,292	1,237
	Oesterreichische Post AG	24,622	960
	EVN AG	28,453	959
*	AT&S Austria Technologie & Systemtechnik AG	18,588	836
	Telekom Austria AG	56,863	604
	CA Immobilien Anlagen AG	19,397	579
	Porr AG	10,423	429
*	CPI Europe AG	23,273	429
	Palfinger AG	8,719	375
*,1	Lenzing AG	10,800	326
	SBO AG	8,243	310
	Agrana Beteiligungs AG	3,459	47
			74,971
Belgium (0.3%)
	Anheuser-Busch InBev SA NV	709,955	51,105
*	Argenx SE	45,968	38,658
	UCB SA	90,365	27,537
	KBC Group NV	171,483	24,165
	Ageas SA	127,356	9,046
	Groupe Bruxelles Lambert NV	72,007	6,813
	Elia Group SA	32,050	4,640
	Ackermans & van Haaren NV	15,496	4,585
	Syensqo SA	54,215	4,563
	Warehouses De Pauw CVA	130,915	3,710
	Financiere de Tubize SA	14,126	3,603
	Umicore SA	148,621	3,533
	D'ieteren Group	15,476	3,525
	Lotus Bakeries NV	290	3,419

		Shares	Market Value ($000)
	Sofina SA	10,599	3,089
	Aedifica SA	34,027	2,996
	Cofinimmo SA	27,407	2,850
	KBC Ancora	26,126	2,401
	Solvay SA	50,518	1,487
	Montea NV	14,925	1,264
	Azelis Group NV	124,716	1,235
	VGP NV	10,045	1,232
	Fagron	45,549	1,197
	Melexis NV	14,279	1,079
	Gimv NV	19,069	1,030
	CMB Tech NV	78,956	1,023
	Bekaert SA	20,649	1,013
	Xior Student Housing NV	26,816	892
	Shurgard Self Storage Ltd. (XBRU)	24,100	875
	Deme Group NV	4,279	853
	Proximus SADP	89,316	815
	Colruyt Group NV	20,415	782
	Retail Estates NV	8,422	646
	Barco NV	39,155	538
	Tessenderlo Group SA	11,558	375
*	Vastned NV	8,551	304
	Kinepolis Group NV	8,060	255
*,1	Ontex Group NV	41,395	241
*	bpost SA	44,296	114
			217,488
Brazil (0.4%)
	Vale SA	2,678,295	42,912
	Petroleo Brasileiro SA - Petrobras	2,226,830	17,090
	B3 SA - Brasil Bolsa Balcao	3,963,322	12,162
	WEG SA	1,120,360	11,010
	Banco BTG Pactual SA	918,024	10,458
	Embraer SA	522,500	9,625
	Cia de Saneamento Basico do Estado de Sao Paulo	348,853	9,361
	Axia Energia	876,734	9,058
	Ambev SA	2,680,992	7,565
	Equatorial SA	803,267	6,246
	Banco Do Brasil SA	1,283,640	6,151
	Localiza Rent a Car SA (BVMF)	640,480	5,889
*	PRIO SA	604,175	5,854
	Itau Unibanco Holding SA ADR	677,808	5,822
[2]	Rede D'Or Sao Luiz SA	715,239	5,761
	Suzano SA	495,215	4,642
	Vibra Energia SA	839,280	4,587
	Raia Drogasil SA	958,298	4,461
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	285,603	4,381
	Telefonica Brasil SA	565,582	4,017
	Banco Bradesco SA ADR	979,393	3,967
	Banco Bradesco SA	1,048,594	3,650
	Cia Paranaense de Energia - Copel	1,448,072	3,627
	BB Seguridade Participacoes SA	496,339	3,519
	TOTVS SA	399,984	3,387
	Itau Unibanco Holding SA	393,911	3,139
	Petroleo Brasileiro SA - Petrobras ADR	216,610	3,111
*	Eneva SA	673,602	2,703
	Motiva Infraestrutura de Mobilidade SA	844,434	2,689
	Ultrapar Participacoes SA	531,696	2,564
	Rumo SA	874,616	2,453
	TIM SA	487,500	2,271
	MBRF Global Foods Co. SA	586,470	2,081
	Lojas Renner SA	717,833	2,036
	Energisa SA	203,343	1,971
	Klabin SA	512,837	1,867
	Banco Santander Brasil SA	268,500	1,853
	Allos SA	302,400	1,776
	Engie Brasil Energia SA	276,628	1,722
	Sendas Distribuidora SA	1,012,542	1,649
	Smartfit Escola de Ginastica e Danca SA (BVMF)	386,809	1,627
	Alupar Investimento SA	238,855	1,541

		Shares	Market Value ($000)
	Multiplan Empreendimentos Imobiliarios SA	239,321	1,498
	Transmissora Alianca de Energia Eletrica SA	188,227	1,489
	Caixa Seguridade Participacoes SA	450,800	1,483
[1]	Ambev SA ADR	532,359	1,480
	Kinea Rendimentos Imobiliarios FII (BVMF)	71,243	1,448
	CPFL Energia SA	145,000	1,418
	Cia de Saneamento do Parana	155,368	1,378
	Porto Seguro SA	136,844	1,306
	Cia de Saneamento de Minas Gerais Copasa MG.	134,167	1,304
[2]	GPS Participacoes e Empreendimentos SA	359,235	1,279
	Kinea Indice de Precos FII	72,385	1,263
	Cogna Educacao SA	1,453,510	1,257
*	Natura Cosmeticos SA	691,263	1,152
*	Brava Energia	310,144	1,114
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	1,110
	Hypera SA	216,212	1,036
	Gerdau SA ADR	232,056	991
	Iguatemi SA (BVMF)	181,100	981
	Xp Malls Fdo Inv Imob Fii	46,227	973
	Neoenergia SA	143,642	884
	Maxi Renda FII (BVMF)	476,585	871
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	27,186	814
	FII BTLG	41,430	808
	Cury Construtora e Incorporadora SA	112,100	736
*	Cia Siderurgica Nacional SA	374,100	716
	Direcional Engenharia SA	264,411	701
	EcoRodovias Infraestrutura e Logistica SA	311,753	700
	Fleury SA	220,636	697
	Iridium Fundo De Investimento Imobiliario	52,049	680
	Trx Real Estate FII	37,047	671
	Kinea Renda Imobiliaria FII	21,191	667
	XP Log FII (BVMF)	33,626	664
	Kinea High Yield CRI - FII	34,021	647
*	Orizon Valorizacao de Residuos SA	43,597	617
	Vivara Participacoes SA	107,400	575
	Fii UBS Br Receb Imob	34,201	539
	Magazine Luiza SA	283,168	527
*,2	Hapvida Participacoes e Investimentos SA	212,287	524
	Fras-Le SA	109,294	505
*	IRB Brasil Resseguros SA	45,622	501
*	MRV Engenharia e Participacoes SA	325,800	500
*	Cosan SA ADR	110,475	500
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	20,150	494
	Dexco SA	443,072	482
	Vinci Shopping Centers FII (BVMF)	22,757	473
	YDUQS Participacoes SA	167,700	467
	JHSF Participacoes SA	253,747	460
	Azzas 2154 SA	90,617	460
	TIM SA ADR	19,532	455
	Capitania Securities II FII (BVMF)	290,345	451
*	Cosan SA	370,452	415
	Auren Energia SA	190,520	408
	Hedge Brasil Shopping FII	106,634	405
	Fundo De Investimento Imobiliario VBI Prime Properties	25,533	405
*	Cia Brasileira de Aluminio	199,422	386
	Cia Energetica de Minas Gerais	133,646	383
*	Hidrovias do Brasil SA (BVMF)	486,780	374
	SLC Agricola SA	121,473	370
	Odontoprev SA	167,443	358
	Construtora Tenda SA	67,588	354
	Vulcabras SA	103,060	353
*	Kinea Rendimentos Imobiliarios REIT	17,056	347
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	84,900	344
	M Dias Branco SA	67,300	318
	Minerva SA	268,866	316
	Tres Tentos Agroindustrial SA	98,400	311
	Mills Locacao Servicos e Logistica SA	100,894	297
	CSN Mineracao SA	263,100	294
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	264
	Sao Martinho SA	88,800	258

		Shares	Market Value ($000)
	Petroreconcavo SA	117,900	253
	Mahle-Metal Leve SA	38,600	252
	Grupo Mateus SA	262,500	240
[2]	LWSA SA	252,037	234
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	95,600	224
	C&A Modas SA	98,300	223
	Ez Tec Empreendimentos e Participacoes SA	74,844	215
*	Log-in Logistica Intermodal SA	32,900	203
	SIMPAR SA	157,472	200
	Iochpe Maxion SA	85,446	179
*	Oncoclinicas do Brasil Servicos Medicos SA	375,900	170
	Grendene SA	177,800	168
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	164
	LOG Commercial Properties e Participacoes SA	29,615	157
	Grupo SBF SA	51,109	140
*	Cia Siderurgica Nacional SA ADR	72,877	139
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	116
*	Tupy SA	48,400	115
*	Uniao Pet Participacoes SA	150,800	101
*	Cia Brasileira de Distribuicao	114,556	84
*	Smartfit Escola de Ginastica e Danca SA (BVMF)	9,290	40
*	Banco ABC Brasil SA	4,548	23
*	Azul SA	31,464,180	—
			295,601
Canada (3.0%)
	Royal Bank of Canada	1,053,905	175,479
*	Shopify Inc. Class A	904,878	118,734
	Toronto-Dominion Bank	1,267,254	118,438
	Enbridge Inc.	1,622,188	79,188
	Bank of Montreal	533,297	72,601
	Brookfield Corp.	1,575,467	71,817
	Agnico Eagle Mines Ltd.	375,459	71,372
	Bank of Nova Scotia	923,541	69,046
	Canadian Imperial Bank of Commerce	696,925	64,408
	Barrick Mining Corp. (XTSE)	1,274,132	58,240
	Canadian Natural Resources Ltd.	1,541,669	57,324
	Canadian Pacific Kansas City Ltd.	683,683	50,822
	Suncor Energy Inc.	915,837	48,407
	Manulife Financial Corp.	1,268,356	48,316
	Wheaton Precious Metals Corp.	343,515	45,256
	TC Energy Corp.	770,322	45,168
	Cameco Corp.	326,218	40,347
	Canadian National Railway Co.	417,074	40,122
	Franco-Nevada Corp.	146,558	34,307
	National Bank of Canada	286,867	34,182
	Waste Connections Inc.	189,122	31,640
	Alimentation Couche-Tard Inc.	585,021	30,436
	Kinross Gold Corp.	918,275	28,918
	Constellation Software Inc.	14,963	27,615
	Dollarama Inc.	201,121	27,104
	Fairfax Financial Holdings Ltd.	16,417	27,093
	Sun Life Financial Inc.	416,546	26,247
	Nutrien Ltd.	372,253	25,630
	Intact Financial Corp.	132,841	24,186
*	Celestica Inc.	85,926	24,146
	Cenovus Energy Inc.	1,058,831	20,894
	Power Corp. of Canada	405,790	20,465
	WSP Global Inc.	102,072	19,732
	Teck Resources Ltd. Class B	365,869	19,636
	Fortis Inc. (XTSE)	362,614	19,334
	Loblaw Cos. Ltd.	425,139	19,130
	Pembina Pipeline Corp.	453,332	18,837
	Pan American Silver Corp.	316,336	17,236
	Restaurant Brands International Inc.	249,630	16,725
*	First Quantum Minerals Ltd.	519,062	14,672
	Brookfield Asset Management Ltd. Class A (XTSE)	279,048	13,864
	Tourmaline Oil Corp.	288,252	13,641
	CGI Inc.	155,672	13,342
	Lundin Mining Corp.	512,733	12,935

		Shares	Market Value ($000)
	Alamos Gold Inc. Class A	325,329	12,056
	RB Global Inc.	106,102	12,044
	Imperial Oil Ltd.	117,870	11,909
	Thomson Reuters Corp.	105,582	11,666
*	Bombardier Inc. Class B	66,910	11,430
	Metro Inc.	160,233	10,637
	Magna International Inc.	207,999	10,633
	Emera Inc.	211,364	10,476
	Stantec Inc.	93,507	9,267
	Great-West Lifeco Inc.	196,393	9,193
	iA Financial Corp. Inc.	74,424	9,145
	AtkinsRealis Group Inc.	129,986	9,122
	Whitecap Resources Inc.	995,461	9,080
	GFL Environmental Inc.	207,921	8,931
[2]	Hydro One Ltd.	221,191	8,744
	ARC Resources Ltd.	464,946	8,629
	TMX Group Ltd.	229,018	8,455
	Element Fleet Management Corp.	329,901	8,359
*	Equinox Gold Corp.	559,984	8,011
	George Weston Ltd.	111,234	7,758
*	CAE Inc.	231,131	7,408
	First Majestic Silver Corp.	346,043	7,205
*	Ivanhoe Mines Ltd. Class A	568,931	7,195
	Toromont Industries Ltd.	56,403	7,185
	Gildan Activewear Inc.	104,503	6,790
	Hudbay Minerals Inc.	277,213	6,566
	OR Royalties Inc.	162,525	6,408
	AltaGas Ltd.	211,059	6,366
*	Eldorado Gold Corp.	146,504	6,286
	TFI International Inc.	56,517	6,074
*	IAMGOLD Corp.	326,334	5,922
	Finning International Inc.	93,914	5,889
	BCE Inc.	217,651	5,626
*	NexGen Energy Ltd.	435,877	5,474
	OceanaGold Corp.	168,891	5,472
*	Aritzia Inc.	68,778	5,421
	Lundin Gold Inc.	71,587	5,367
	Keyera Corp.	157,995	5,350
	Saputo Inc.	176,689	5,331
*	Descartes Systems Group Inc.	71,368	5,330
*	Capstone Copper Corp.	477,529	5,292
	Open Text Corp.	203,059	5,187
	PrairieSky Royalty Ltd.	236,084	5,139
	TELUS Corp.	351,244	4,901
	Capital Power Corp.	111,095	4,875
	B2Gold Corp.	968,099	4,714
	FirstService Corp.	28,617	4,434
	Canadian Tire Corp. Ltd. Class A	35,381	4,353
	RB Global Inc. (XTSE)	38,120	4,329
	Colliers International Group Inc.	30,654	4,189
	South Bow Corp.	142,798	4,056
	Dream Industrial REIT	419,421	3,961
	Algonquin Power & Utilities Corp.	569,256	3,737
*	New Gold Inc.	360,199	3,619
	Topaz Energy Corp.	167,982	3,602
	DPM Metals Inc.	100,820	3,518
*	SSR Mining Inc.	154,150	3,514
	Onex Corp.	39,162	3,337
	Definity Financial Corp.	67,094	3,284
	Torex Gold Resources Inc.	65,996	3,177
	Chartwell Retirement Residences	213,144	3,165
	Boyd Group Inc.	19,243	3,154
	Canadian Apartment Properties REIT	107,445	3,043
	RioCan REIT	202,803	2,906
	Granite REIT	42,646	2,751
	Stella-Jones Inc.	39,653	2,659
	Northland Power Inc.	192,257	2,650
	IGM Financial Inc.	54,515	2,637
*	G Mining Ventures Corp.	83,133	2,636
	Brookfield Infrastructure Corp. Class A	53,984	2,582

		Shares	Market Value ($000)
	West Fraser Timber Co. Ltd.	36,978	2,525
	TransAlta Corp.	191,207	2,443
	Centerra Gold Inc.	139,307	2,334
	Methanex Corp.	48,553	2,317
*	Galaxy Digital Inc. Class A	81,308	2,299
	Gibson Energy Inc.	113,057	2,226
	Gildan Activewear Inc.	33,554	2,180
	Brookfield Renewable Corp. (XTSE)	52,170	2,172
	Orla Mining Ltd.	142,465	2,149
	First Capital REIT	147,481	2,143
	Atco Ltd. Class I	48,357	2,100
*	K92 Mining Inc.	111,114	2,086
*	Kinaxis Inc.	20,303	2,050
	Choice Properties REIT	176,120	1,971
*	Novagold Resources Inc.	223,483	1,948
	Premium Brands Holdings Corp.	28,041	1,928
	BRP Inc.	23,920	1,805
	Brookfield Renewable Corp.	42,807	1,783
	SmartCentres REIT	86,955	1,704
*	Denison Mines Corp.	429,669	1,698
*	ATS Corp.	59,748	1,698
*	Discovery Silver Corp.	240,396	1,691
*	IAMGOLD Corp. (XTSE)	91,822	1,669
*	Air Canada	117,954	1,633
*	MDA Space Ltd.	57,770	1,630
	Baytex Energy Corp.	466,761	1,611
	Linamar Corp.	24,947	1,581
	Peyto Exploration & Development Corp.	84,213	1,518
	Brookfield Infrastructure Corp. Class A (XTSE)	31,666	1,515
	Tamarack Valley Energy Ltd.	222,788	1,507
*	Endeavour Silver Corp.	137,968	1,506
*	BlackBerry Ltd.	417,350	1,487
*	ERO Copper Corp.	44,257	1,485
*	Fortuna Mining Corp.	144,914	1,418
	H&R REIT	178,958	1,413
	Boralex Inc. Class A	74,591	1,383
	Russel Metals Inc.	38,635	1,369
	North West Co. Inc.	38,121	1,361
	Boardwalk REIT	26,719	1,351
*	Allied Gold Corp.	42,515	1,342
*	Athabasca Oil Corp.	225,333	1,322
*	Skeena Resources Ltd.	46,174	1,317
*	NGEx Minerals Ltd.	63,353	1,310
	Secure Waste Infrastructure Corp.	99,587	1,285
	Sprott Inc.	9,927	1,217
	Quebecor Inc. Class B	32,406	1,182
*	Seabridge Gold Inc.	41,437	1,172
*	Wesdome Gold Mines Ltd.	70,850	1,160
*	NuVista Energy Ltd.	83,296	1,140
	Vermilion Energy Inc.	113,768	1,099
*	Bausch Health Cos. Inc.	190,882	1,095
*	Perpetua Resources Corp.	40,154	1,067
	Allied Properties REIT	98,219	1,013
	Paramount Resources Ltd. Class A	53,119	1,002
	Maple Leaf Foods Inc.	53,978	1,000
	EQB Inc.	12,279	958
	Triple Flag Precious Metals Corp.	28,246	952
	Primaris REIT	77,710	944
	Superior Plus Corp.	164,887	884
	Parex Resources Inc.	58,372	866
*	Lightspeed Commerce Inc.	70,871	765
	TerraVest Industries Inc.	7,353	762
	Transcontinental Inc. Class A	43,035	730
	Exchange Income Corp.	10,275	717
*	International Petroleum Corp.	34,064	710
	Richelieu Hardware Ltd.	21,915	655
	Pet Valu Holdings Ltd.	32,509	652
	Altus Group Ltd.	19,029	646
	Birchcliff Energy Ltd.	120,163	646
*	Trisura Group Ltd.	20,717	632

		Shares	Market Value ($000)
*	Advantage Energy Ltd.	75,452	610
	Brookfield Wealth Solutions Ltd.	13,200	602
*	NFI Group Inc.	46,378	563
	Winpak Ltd.	17,729	560
	Sienna Senior Living Inc.	35,720	556
	InterRent REIT	55,934	548
	Killam Apartment REIT	42,541	548
	goeasy Ltd.	5,670	521
	Labrador Iron Ore Royalty Corp.	21,880	474
	Brookfield Asset Management Ltd. Class A	9,189	457
	Brookfield Business Corp. Class A	11,272	400
	Cogeco Communications Inc.	8,044	388
	Westshore Terminals Investment Corp.	18,163	387
	Crombie REIT	32,175	369
	Enghouse Systems Ltd.	26,575	365
	Freehold Royalties Ltd.	28,280	340
	Strathcona Resources Ltd.	16,783	320
*	Canfor Corp.	29,993	316
	Cargojet Inc.	4,459	304
*	Aris Mining Corp.	12,800	221
*	Lightspeed Commerce Inc. (XTSE)	20,113	217
	CT REIT	16,994	204
	Leon's Furniture Ltd.	8,072	163
*	Montage Gold Corp.	18,100	163
	GFL Environmental Inc. (XTSE)	3,751	161
	Enerflex Ltd.	8,578	157
*	Taseko Mines Ltd.	20,374	155
	Silvercorp Metals Inc.	12,800	129
	Headwater Exploration Inc.	15,000	121
	Aecon Group Inc.	4,567	118
*	Almonty Industries Inc.	10,107	114
*	Vizsla Silver Corp.	22,525	114
	Canada Packers Inc.	9,169	107
*	Foran Mining Corp.	19,600	95
	Extendicare Inc.	4,500	77
	Badger Infrastructure Solutions Ltd.	1,300	73
*	Bombardier Inc. Class A	299	51
*	Aya Gold & Silver Inc.	3,078	50
	CES Energy Solutions Corp.	4,400	46
*	Americas Gold & Silver Corp.	3,247	24
			2,398,760
Chile (0.1%)
	Banco De Chile	33,209,457	7,315
	Latam Airlines Group SA	173,174,843	5,619
	Falabella SA	614,517	4,770
	Banco de Credito e Inversiones SA	57,569	4,278
	Cencosud SA	948,304	3,173
	Banco Santander Chile	33,518,082	2,948
	Plaza SA	591,023	2,571
	Empresas Copec SA	292,861	2,497
	Parque Arauco SA	548,380	2,331
	Latam Airlines Group SA ADR	21,716	1,429
	Enel Chile SA	16,116,191	1,366
	Enel Americas SA	14,169,090	1,338
	Empresas CMPC SA	774,977	1,162
	Colbun SA	6,996,921	1,159
	Cencosud Shopping SA	351,384	1,126
	Banco Itau Chile SA	40,256	1,096
*	Sociedad Quimica y Minera de Chile SA ADR	14,220	1,093
	Quinenco SA	201,758	1,045
	Banco Santander Chile ADR	27,100	954
	Cia Cervecerias Unidas SA	108,536	798
	Aguas Andinas SA Class A	1,718,996	757
	Cia Sud Americana de Vapores SA	10,753,415	591
	Engie Energia Chile SA	332,671	590
	Inversiones Aguas Metropolitanas SA	446,446	567
	Empresa Nacional de Telecomunicaciones SA	101,654	546
	Vina Concha y Toro SA	459,189	523
	SMU SA	2,436,207	456

		Shares	Market Value ($000)
	Inversiones La Construccion SA	17,724	442
	Salfacorp SA	267,679	441
*	CAP SA	38,966	368
	Ripley Corp. SA	580,437	292
	Enel Chile SA ADR	65,984	286
	SONDA SA	316,876	121
			54,048
China (3.3%)
	Tencent Holdings Ltd.	4,645,002	357,023
	Alibaba Group Holding Ltd.	13,425,120	285,600
	China Construction Bank Corp. Class H	65,648,026	66,287
*,2	Xiaomi Corp. Class B	13,002,400	58,856
*	PDD Holdings Inc. ADR	569,512	57,549
	Industrial & Commercial Bank of China Ltd. Class H	60,039,245	49,802
*,2	Meituan Class B	3,988,427	49,307
	Ping An Insurance Group Co. of China Ltd. Class H	4,862,466	45,101
	NetEase Inc.	1,369,355	35,507
	BYD Co. Ltd. Class H	2,757,180	34,373
*	Baidu Inc. Class A	1,635,804	31,354
	Bank of China Ltd. Class H	51,727,410	30,891
	Trip.com Group Ltd.	444,851	27,303
	JD.com Inc. Class A	1,890,962	26,966
	China Life Insurance Co. Ltd. Class H	5,554,271	24,718
	Zijin Mining Group Co. Ltd. Class H	4,633,301	24,158
[2]	Kuaishou Technology	2,070,800	21,158
	PetroChina Co. Ltd. Class H	15,676,000	18,622
	China Merchants Bank Co. Ltd. Class H	2,888,398	17,647
	Agricultural Bank of China Ltd. Class H	23,024,500	16,097
*	BeOne Medicines Ltd. Class H	587,300	15,489
[2]	Pop Mart International Group Ltd.	501,600	14,339
	China Shenhua Energy Co. Ltd. Class H	2,496,000	13,733
	Yum China Holdings Inc.	264,216	13,138
	Kweichow Moutai Co. Ltd. Class A	64,505	13,004
*,2	Innovent Biologics Inc.	1,182,441	12,274
*,2	Wuxi Biologics Cayman Inc.	2,573,740	12,180
	China Petroleum & Chemical Corp. Class H	16,635,337	11,449
	Contemporary Amperex Technology Co. Ltd. Class A	226,682	11,438
	PICC Property & Casualty Co. Ltd. Class H	5,246,330	10,861
	China Hongqiao Group Ltd.	2,338,500	10,696
	China Pacific Insurance Group Co. Ltd. Class H	2,006,400	10,106
*	XPeng Inc. Class A	1,088,228	9,796
	ANTA Sports Products Ltd.	956,600	9,556
	Geely Automobile Holdings Ltd.	4,640,200	9,552
	KE Holdings Inc. ADR	485,431	9,087
	China Resources Land Ltd.	2,218,909	8,690
[2]	Nongfu Spring Co. Ltd. Class H	1,390,200	8,525
*,2	Hua Hong Semiconductor Ltd. Class H	543,084	8,037
*	Li Auto Inc. Class A	914,197	7,640
	CSPC Pharmaceutical Group Ltd.	6,226,000	7,638
	CMOC Group Ltd. Class H	2,694,000	7,572
	ZTO Express Cayman Inc.	340,450	7,517
*	Bilibili Inc. Class Z	218,819	7,497
*,2	Akeso Inc.	514,000	7,255
	H World Group Ltd.	1,496,570	7,188
	New Oriental Education & Technology Group Inc.	1,159,060	7,067
*,1,2	SenseTime Group Inc. Class B	21,516,000	6,789
*,1	Horizon Robotics	6,387,600	6,708
	Sino Biopharmaceutical Ltd.	7,490,250	6,356
	Full Truck Alliance Co. Ltd. ADR	629,498	6,232
	CITIC Ltd.	3,895,000	6,225
	Tencent Music Entertainment Group ADR	368,772	6,188
	Haier Smart Home Co. Ltd. Class H	1,871,200	6,169
*	NIO Inc. Class A	1,283,427	6,119
*,2	JD Health International Inc.	757,061	6,091
	China CITIC Bank Corp. Ltd. Class H	6,478,525	6,034
	New China Life Insurance Co. Ltd. Class H	738,934	6,009
*,1	J&T Global Express Ltd.	4,442,000	5,780
	People's Insurance Co. Group of China Ltd. Class H	6,525,000	5,674
	Ping An Insurance Group Co. of China Ltd. Class A	582,558	5,592

		Shares	Market Value ($000)
	China Merchants Bank Co. Ltd. Class A	997,054	5,546
	China Overseas Land & Investment Ltd.	3,070,980	5,504
	Zhaojin Mining Industry Co. Ltd. Class H	1,212,000	5,331
	Zhongji Innolight Co. Ltd. Class A	56,800	5,275
	Zijin Mining Group Co. Ltd. Class A	925,112	5,177
	Aluminum Corp. of China Ltd. Class H	2,807,331	4,902
	Foxconn Industrial Internet Co. Ltd. Class A	592,900	4,898
	Midea Group Co. Ltd. Class H	443,782	4,864
[2]	China Tower Corp. Ltd. Class H	3,371,257	4,850
	China Mengniu Dairy Co. Ltd.	2,321,236	4,848
[2]	WuXi AppTec Co. Ltd. Class H	337,656	4,805
	Yangzijiang Shipbuilding Holdings Ltd.	1,829,636	4,805
	Bank of Communications Co. Ltd. Class H	5,480,058	4,708
	China Yangtze Power Co. Ltd. Class A	1,237,994	4,695
	ENN Energy Holdings Ltd.	544,218	4,685
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,199,426	4,681
	Jiangxi Copper Co. Ltd. Class H	769,000	4,594
	Hygon Information Technology Co. Ltd. Class A	120,928	4,579
	Weichai Power Co. Ltd. Class H	1,329,400	4,506
	Li Ning Co. Ltd.	1,705,750	4,461
[1]	China Gold International Resources Corp. Ltd.	174,700	4,424
	CITIC Securities Co. Ltd. Class H	1,171,634	4,385
[2]	Postal Savings Bank of China Co. Ltd. Class H	6,680,000	4,355
	Agricultural Bank of China Ltd. Class A	4,398,135	4,253
	Kanzhun Ltd. ADR	223,903	4,147
[1,2]	Hansoh Pharmaceutical Group Co. Ltd.	840,000	4,140
	Industrial & Commercial Bank of China Ltd. Class A	3,962,085	4,132
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	482,000	4,131
[2]	Shandong Gold Mining Co. Ltd. Class H	757,550	4,071
	Sunny Optical Technology Group Co. Ltd.	497,900	3,990
*	Cambricon Technologies Corp. Ltd. Class A	21,932	3,969
[2]	3SBio Inc.	1,304,000	3,888
*	TAL Education Group ADR	301,482	3,829
	Laopu Gold Co. Ltd. Class H	38,400	3,795
[1]	Contemporary Amperex Technology Co. Ltd. Class H	59,700	3,725
	China Resources Beer Holdings Co. Ltd.	1,111,681	3,719
	BYD Co. Ltd. Class A	274,598	3,591
*	Alibaba Health Information Technology Ltd.	4,304,000	3,570
*	Gds Holdings Ltd. Class A	636,011	3,541
[2]	China International Capital Corp. Ltd. Class H	1,304,000	3,534
*	UBTech Robotics Corp. Ltd. Class H	197,800	3,531
*	Kingdee International Software Group Co. Ltd.	2,099,000	3,467
	China Galaxy Securities Co. Ltd. Class H	2,561,500	3,444
	China Resources Power Holdings Co. Ltd.	1,503,400	3,424
	China Taiping Insurance Holdings Co. Ltd.	1,040,459	3,409
*,1	XtalPi Holdings Ltd.	2,185,000	3,375
[2]	CGN Power Co. Ltd. Class H	7,997,832	3,335
	Yankuang Energy Group Co. Ltd. Class H	2,273,600	3,312
	CMOC Group Ltd. Class A	950,100	3,276
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	1,838,549	3,230
	Eoptolink Technology Inc. Ltd. Class A	51,572	3,103
	Kunlun Energy Co. Ltd.	2,856,000	2,926
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	531,600	2,887
	Luxshare Precision Industry Co. Ltd. Class A	388,169	2,879
	Industrial Bank Co. Ltd. Class A	1,066,100	2,868
	Wuliangye Yibin Co. Ltd. Class A	188,800	2,850
	Kingsoft Corp. Ltd.	742,000	2,847
	Tsingtao Brewery Co. Ltd. Class H	449,667	2,846
	Vipshop Holdings Ltd. ADR	163,891	2,804
	Tongcheng-Elong Holdings Ltd.	926,000	2,754
	Bank of Communications Co. Ltd. Class A	2,889,900	2,752
[2]	China Resources Mixc Lifestyle Services Ltd.	465,200	2,751
	Great Wall Motor Co. Ltd. Class H	1,589,558	2,708
	Jiangsu Hengrui Medicine Co. Ltd. Class A	321,716	2,691
	Sinopharm Group Co. Ltd. Class H	999,400	2,667
	Anhui Conch Cement Co. Ltd. Class H	839,000	2,661
*	GCL Technology Holdings Ltd.	19,149,000	2,649
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	248,500	2,640
	China Gas Holdings Ltd.	2,650,874	2,626
	East Money Information Co. Ltd. Class A	798,944	2,609

		Shares	Market Value ($000)
[2]	Meitu Inc.	2,514,500	2,484
	China Coal Energy Co. Ltd. Class H	1,695,000	2,481
	NAURA Technology Group Co. Ltd. Class A	36,180	2,470
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,708,786	2,468
*,1	China Ruyi Holdings Ltd.	8,897,200	2,461
	China Minsheng Banking Corp. Ltd. Class H	4,910,512	2,443
	Hengan International Group Co. Ltd.	668,730	2,417
	CITIC Securities Co. Ltd. Class A	597,754	2,414
	Minth Group Ltd.	512,000	2,410
	BYD Electronic International Co. Ltd.	563,000	2,404
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	304,480	2,324
[2]	Haidilao International Holding Ltd.	1,130,000	2,304
*	WuXi XDC Cayman Inc.	282,500	2,270
	Sungrow Power Supply Co. Ltd. Class A	104,120	2,262
	Tingyi Cayman Islands Holding Corp.	1,450,000	2,198
	XD Inc.	200,000	2,196
	China Shenhua Energy Co. Ltd. Class A	361,500	2,181
	Atour Lifestyle Holdings Ltd. ADR	60,672	2,168
	CRRC Corp. Ltd. Class H	2,900,000	2,154
[2]	Huatai Securities Co. Ltd. Class H	895,164	2,134
	China Longyuan Power Group Corp. Ltd. Class H	2,348,000	2,133
	Sinotruk Hong Kong Ltd.	462,000	2,122
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	39,800	2,119
	Guotai Haitong Securities Co. Ltd. (XSSC)	740,338	2,111
	Far East Horizon Ltd.	2,055,000	2,056
	GF Securities Co. Ltd. Class H	862,029	2,012
[2]	Longfor Group Holdings Ltd.	1,523,600	2,004
	Bosideng International Holdings Ltd.	3,272,000	1,997
	Huaneng Power International Inc. Class H	2,734,000	1,993
[2]	Smoore International Holdings Ltd.	1,370,000	1,978
[1]	ZTE Corp. Class H	541,814	1,960
	China CSSC Holdings Ltd. Class A	404,200	1,951
	PetroChina Co. Ltd. Class A	1,228,100	1,950
	China Pacific Insurance Group Co. Ltd. Class A	297,288	1,948
*	Dongfeng Motor Group Co. Ltd. Class H	1,680,000	1,942
	Wanhua Chemical Group Co. Ltd. Class A	152,800	1,935
	Bank of China Ltd. Class A	2,489,400	1,923
*,2	JD Logistics Inc.	1,345,327	1,923
	China National Building Material Co. Ltd. Class H	2,628,312	1,891
[1]	China Nonferrous Mining Corp. Ltd.	942,000	1,867
	Guangdong Investment Ltd.	1,940,000	1,834
	WuXi AppTec Co. Ltd. Class A	132,584	1,817
	Muyuan Foods Co. Ltd. Class A	272,648	1,807
	China Petroleum & Chemical Corp. Class A	1,916,180	1,796
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	996,000	1,794
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	835,856	1,782
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,772
	Want Want China Holdings Ltd.	2,926,467	1,765
*	Hesai Group ADR	73,258	1,749
	Weichai Power Co. Ltd. Class A	511,100	1,746
	Kingboard Holdings Ltd.	428,340	1,736
	GigaDevice Semiconductor Inc. Class A	38,451	1,734
	China Resources Gas Group Ltd.	616,200	1,695
	China Railway Group Ltd. Class H	2,868,000	1,655
*,1	Kingsoft Cloud Holdings Ltd.	1,850,010	1,644
	Victory Giant Technology Huizhou Co. Ltd. Class A	43,500	1,641
	China Everbright Environment Group Ltd.	2,540,777	1,635
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,788	1,627
	Advanced Micro-Fabrication Equipment Inc. Class A	32,420	1,616
	Dongyue Group Ltd.	1,028,000	1,612
	China Medical System Holdings Ltd.	896,000	1,607
	Beijing Enterprises Holdings Ltd.	354,500	1,606
	Caitong Securities Co. Ltd. Class A	1,180,868	1,582
	Shaanxi Coal Industry Co. Ltd. Class A	492,600	1,578
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	13,925,000	1,568
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	2,226,197	1,560
	China Merchants Port Holdings Co. Ltd.	774,000	1,558
	China Oilfield Services Ltd. Class H	1,398,000	1,536
	Ping An Bank Co. Ltd. Class A	985,200	1,535
	Bank of Ningbo Co. Ltd. Class A	337,268	1,502

		Shares	Market Value ($000)
	China State Construction Engineering Corp. Ltd. Class A	2,062,864	1,496
	MINISO Group Holding Ltd.	320,536	1,488
	China Cinda Asset Management Co. Ltd. Class H	8,721,000	1,484
*	Genscript Biotech Corp.	886,000	1,454
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	219,000	1,451
	Haitian International Holdings Ltd.	469,000	1,451
	COSCO SHIPPING Holdings Co. Ltd. Class A	700,600	1,451
	Suzhou TFC Optical Communication Co. Ltd. Class A	40,684	1,448
	Montage Technology Co. Ltd. Class A	55,380	1,446
	SDIC Capital Co. Ltd. Class A	1,304,267	1,443
[1,2]	Giant Biogene Holding Co. Ltd.	338,800	1,442
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,429
*,2	NetEase Cloud Music Inc.	61,450	1,418
*,2	Remegen Co. Ltd. Class H	131,500	1,417
	Huatai Securities Co. Ltd. Class A	426,600	1,408
	Xinyi Solar Holdings Ltd.	3,254,200	1,407
	Shandong Gold Mining Co. Ltd. Class A	187,177	1,395
	Lens Technology Co. Ltd. Class A	266,700	1,392
	China Tourism Group Duty Free Corp. Ltd. Class A	107,768	1,385
	Hithink RoyalFlush Information Network Co. Ltd. Class A	27,553	1,384
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,124	1,379
*,2	Mobvista Inc.	720,000	1,373
	Wanguo Gold Group Ltd.	903,500	1,373
*,1	Phancy Group Co. Ltd. Class H	211,800	1,358
	China Construction Bank Corp. Class A	1,081,600	1,357
	Bank of Jiangsu Co. Ltd. Class A	931,300	1,357
	NARI Technology Co. Ltd. Class A	369,871	1,338
[2]	China Feihe Ltd.	2,691,000	1,337
	China State Construction International Holdings Ltd.	1,107,750	1,331
*,2	China Literature Ltd.	290,200	1,328
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	622,200	1,320
	Luzhou Laojiao Co. Ltd. Class A	75,000	1,303
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	843,000	1,295
	C&D International Investment Group Ltd.	628,000	1,294
	China National Nuclear Power Co. Ltd. Class A	1,042,400	1,291
	New China Life Insurance Co. Ltd. Class A	107,800	1,290
*,2	InnoCare Pharma Ltd. Class H	860,000	1,290
	Seres Group Co. Ltd. Class A	86,000	1,290
	Country Garden Services Holdings Co. Ltd.	1,557,059	1,288
	Sanan Optoelectronics Co. Ltd. Class A	551,700	1,283
*	Zai Lab Ltd.	768,830	1,278
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,275
	China Conch Venture Holdings Ltd.	930,998	1,272
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	172,200	1,267
*,1,2	Ping An Healthcare & Technology Co. Ltd.	687,027	1,266
	TBEA Co. Ltd. Class A	324,650	1,264
[2]	Yadea Group Holdings Ltd.	892,000	1,260
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	728,480	1,259
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,251
	JOYY Inc. ADR	19,384	1,247
	Harbin Electric Co. Ltd. Class H	490,000	1,245
	Zhongjin Gold Corp. Ltd. Class A	246,000	1,244
	Shengyi Technology Co. Ltd. Class A	125,700	1,242
*	Qinghai Salt Lake Industry Co. Ltd. Class A	262,498	1,239
[1]	Zhejiang Expressway Co. Ltd. Class H	1,304,440	1,231
	Suzhou Good-Ark Electronics Co. Ltd. Class A	790,900	1,220
*,1	Microport Scientific Corp.	802,752	1,209
	Postal Savings Bank of China Co. Ltd. Class A	1,657,400	1,207
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	317,700	1,205
	SF Holding Co. Ltd. Class A	222,098	1,198
	China Reinsurance Group Corp. Class H	5,285,000	1,191
	Shennan Circuits Co. Ltd. Class A	35,562	1,188
	Qfin Holdings Inc. ADR	75,963	1,181
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,579,000	1,179
	TCL Electronics Holdings Ltd.	765,333	1,177
	Aluminum Corp. of China Ltd. Class A	578,300	1,162
	CRRC Corp. Ltd. Class A	1,274,100	1,157
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,803,600	1,155
*,2	Ascentage Pharma Group International	187,700	1,155
	Gree Electric Appliances Inc. of Zhuhai Class A	206,900	1,153

		Shares	Market Value ($000)
	China International Capital Corp. Ltd. Class A	230,498	1,145
	BOE Technology Group Co. Ltd. Class A	1,814,000	1,141
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	1,137
	China Power International Development Ltd.	2,715,851	1,133
*	Nine Dragons Paper Holdings Ltd.	1,068,000	1,125
	ZTE Corp. Class A	203,298	1,124
*,2	Keymed Biosciences Inc.	157,500	1,120
	Chifeng Jilong Gold Mining Co. Ltd. Class A	190,700	1,114
	Ningxia Baofeng Energy Group Co. Ltd. Class A	323,180	1,105
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,100
	Shenzhen International Holdings Ltd.	950,000	1,095
*,1	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	124,000	1,087
	Ganfeng Lithium Co. Ltd. Class A	110,780	1,085
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,083
	Beijing Kingsoft Office Software Inc. Class A	22,327	1,081
	RLX Technology Inc. ADR	467,145	1,079
*	Damai Entertainment Holdings Ltd.	8,510,000	1,074
*	Air China Ltd. Class H	1,202,000	1,073
[1]	Jiangsu Expressway Co. Ltd. Class H	808,000	1,066
*,1,2	East Buy Holding Ltd.	311,000	1,063
	China Galaxy Securities Co. Ltd. Class A	491,100	1,061
	Zhejiang Huayou Cobalt Co. Ltd. Class A	103,225	1,060
*	Shanghai Electric Group Co. Ltd. Class H	1,970,000	1,058
	Kingboard Laminates Holdings Ltd.	563,358	1,058
	Brilliance China Automotive Holdings Ltd.	2,042,000	1,056
	AviChina Industry & Technology Co. Ltd. Class H	1,980,000	1,050
	GF Securities Co. Ltd. Class A	324,275	1,048
	China United Network Communications Ltd. Class A	1,419,000	1,043
[1]	Dongfang Electric Corp. Ltd. Class H	317,400	1,034
*	Pacific Securities Co. Ltd. Class A	1,704,200	1,030
*,1	RoboSense Technology Co. Ltd.	236,600	1,029
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,024
[2]	CSC Financial Co. Ltd. Class H	633,000	1,020
	Avary Holding Shenzhen Co. Ltd. Class A	124,198	1,019
	China Everbright Bank Co. Ltd. Class A	2,114,100	1,010
	Liaoning Cheng Da Co. Ltd. Class A	558,600	1,005
	Baoshan Iron & Steel Co. Ltd. Class A	957,100	1,002
*,1	XXF Group Holdings Ltd.	687,500	1,001
	Goldwind Science & Technology Co. Ltd. Class H	535,565	1,000
	China Jinmao Holdings Group Ltd.	4,486,000	994
	Haier Smart Home Co. Ltd. Class A	275,000	994
[1]	Greentown China Holdings Ltd.	693,879	993
*,2	Everest Medicines Ltd.	199,000	992
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	991
	Jiangxi Copper Co. Ltd. Class A	110,200	990
	Eve Energy Co. Ltd. Class A	107,605	987
	Ningbo Tuopu Group Co. Ltd. Class A	94,950	985
*	China Eastern Airlines Corp. Ltd. Class H	1,418,000	983
	Wasion Holdings Ltd.	322,000	983
	Baiyin Nonferrous Group Co. Ltd. Class A	518,000	982
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	87,550	977
	China Three Gorges Renewables Group Co. Ltd. Class A	1,649,000	976
	OmniVision Integrated Circuits Group Inc.	55,885	975
*	China Southern Airlines Co. Ltd. Class H	1,312,000	974
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	132,410	971
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	369,139	965
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	61,972	964
	Tongling Nonferrous Metals Group Co. Ltd. Class A	824,400	964
	Bank of Nanjing Co. Ltd. Class A	634,200	961
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	265,000	957
	Chinasoft International Ltd.	1,486,000	956
	Bank of Shanghai Co. Ltd. Class A	719,037	956
	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,371	955
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	952
	Fufeng Group Ltd.	875,000	947
[1]	Shanghai Conant Optical Co. Ltd. Class H	118,000	946
	Eastroc Beverage Group Co. Ltd. Class A	25,940	933
	Nanjing Securities Co. Ltd. Class A	811,800	929
[1]	China Communications Services Corp. Ltd. Class H	1,526,000	927
	Goldwind Science & Technology Co. Ltd. Class A	246,900	927

		Shares	Market Value ($000)
[2]	Simcere Pharmaceutical Group Ltd.	617,000	924
	Iflytek Co. Ltd. Class A	106,800	915
*,1	Sunac China Holdings Ltd.	5,894,000	913
	Sunshine Insurance Group Co. Ltd. Class H	1,678,000	912
*	LONGi Green Energy Technology Co. Ltd. Class A	352,877	908
	Yunnan Aluminium Co. Ltd. Class A	189,200	905
	WUS Printed Circuit Kunshan Co. Ltd. Class A	90,380	904
	Beijing Enterprises Water Group Ltd.	2,623,015	903
	AVICOPTER plc Class A	171,100	901
*	Tianqi Lithium Corp. Class A (XSEC)	115,848	900
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	200,500	899
*	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	882
	China Merchants Securities Co. Ltd. Class A	357,800	881
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	880
	People's Insurance Co. Group of China Ltd. Class A	661,000	876
[1,2]	China Resources Pharmaceutical Group Ltd.	1,501,500	874
	SAIC Motor Corp. Ltd. Class A	428,199	871
	Zangge Mining Co. Ltd. Class A	70,099	870
	Hengli Petrochemical Co. Ltd. Class A	231,000	867
	Bank of Hangzhou Co. Ltd. Class A	370,600	862
	Huadian Power International Corp. Ltd. Class H	1,628,000	861
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	101,300	854
*,2	CALB Group Co. Ltd. Class H	270,800	854
	Shenzhen Envicool Technology Co. Ltd. Class A	55,094	848
[1]	Fosun International Ltd.	1,587,464	845
	China Railway Group Ltd. Class A	1,031,100	845
	SDIC Power Holdings Co. Ltd. Class A	458,295	841
	Range Intelligent Computing Technology Group Co. Ltd. Class A	71,199	837
	Xiamen Tungsten Co. Ltd. Class A	103,500	832
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	827
	AECC Aviation Power Co. Ltd. Class A	123,900	826
	Shenwan Hongyuan Group Co. Ltd. Class A	1,125,300	821
	SF Holding Co. Ltd. Class H	179,600	818
	XCMG Construction Machinery Co. Ltd. Class A	528,300	816
*	Daqo New Energy Corp. ADR	32,976	815
	Sinotrans Ltd. Class H	1,224,000	812
[1]	China Everbright Ltd.	644,000	808
	Zhongsheng Group Holdings Ltd.	541,500	807
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,237,500	803
	TravelSky Technology Ltd. Class H	588,000	800
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	25,172	799
	Chaozhou Three-Circle Group Co. Ltd. Class A	111,000	792
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	791
	CSC Financial Co. Ltd. Class A	227,500	787
	Guizhou Tyre Co. Ltd. Class A	1,055,800	782
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,948,000	780
	Uni-President China Holdings Ltd.	764,800	775
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	507,593	772
*	Air China Ltd. Class A	646,900	772
	Power Construction Corp. of China Ltd. Class A	945,600	770
	Huaneng Power International Inc. Class A	753,800	765
*	iQIYI Inc. ADR	366,312	762
	China CITIC Bank Corp. Ltd. Class A	736,700	762
[1]	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	757
	China Merchants Energy Shipping Co. Ltd. Class A	460,600	751
	Zhejiang Juhua Co. Ltd. Class A	132,400	749
	China Jushi Co. Ltd. Class A	243,130	747
	Bank of Beijing Co. Ltd. Class A	977,100	745
	Consun Pharmaceutical Group Ltd.	320,000	740
*	Shanghai Electric Group Co. Ltd. Class A	590,600	739
[1]	Mao Geping Cosmetics Co. Ltd. Class H	66,000	732
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,038,400	730
	Piotech Inc. Class A	14,400	730
	Lingyi iTech Guangdong Co. Class A	345,100	727
	Xtep International Holdings Ltd.	1,105,000	726
	CECEP Environmental Protection Co. Ltd. Class A	706,500	723
	COSCO SHIPPING Ports Ltd.	908,000	720
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	470,200	717
[1]	Grand Pharmaceutical Group Ltd.	715,080	716
[1]	Shoucheng Holdings Ltd.	2,743,600	715

		Shares	Market Value ($000)
	Huaxia Bank Co. Ltd. Class A	778,300	710
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	55,600	707
*,1,2	Weimob Inc.	2,276,000	704
[3]	ANE Cayman Inc.	450,500	704
	Yankuang Energy Group Co. Ltd. Class A	332,485	699
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	697
	Western Mining Co. Ltd. Class A	138,200	696
	Weibo Corp. Class A	65,170	696
	Autohome Inc. ADR	31,542	695
	China Tobacco International HK Co. Ltd.	141,000	695
	Great Wall Motor Co. Ltd. Class A	233,631	695
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	118,360	693
*,1	China Vanke Co. Ltd. Class H	1,418,289	689
	Anhui Conch Cement Co. Ltd. Class A	195,200	689
	China Tungsten & Hightech Materials Co. Ltd. Class A	99,030	687
*	China Eastern Airlines Corp. Ltd. Class A	868,400	679
	Shanghai Baosight Software Co. Ltd. Class B	630,328	677
	Aier Eye Hospital Group Co. Ltd. Class A	423,928	676
	CIMC Enric Holdings Ltd.	476,000	675
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	673
*	Kuang-Chi Technologies Co. Ltd. Class A	98,200	671
[2]	Topsports International Holdings Ltd.	1,844,000	669
	Wens Foodstuff Group Co. Ltd. Class A	297,360	667
*	Huludao Zinc Industry Co. Class A	679,900	667
*,2	Tuhu Car Inc.	332,800	663
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	36,100	662
	Yunnan Copper Co. Ltd. Class A	176,200	661
	Focus Media Information Technology Co. Ltd. Class A	630,000	653
	Daqin Railway Co. Ltd. Class A	902,000	652
*	Kunlun Tech Co. Ltd. Class A	80,900	648
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	648
	Shenzhen Sunway Communication Co. Ltd. Class A	56,200	646
[2]	Yixin Group Ltd.	1,771,000	643
	Yihai International Holding Ltd.	340,000	641
	West China Cement Ltd.	1,334,000	641
	Zhejiang NHU Co. Ltd. Class A	159,476	640
	Shanghai International Airport Co. Ltd. Class A	144,040	638
	Hisense Home Appliances Group Co. Ltd. Class H	216,000	635
	IEIT Systems Co. Ltd. Class A	70,412	635
	Orient Securities Co. Ltd. Class A	430,708	634
*	Skyworth Group Ltd.	695,340	633
*	China First Heavy Industries Co. Ltd. Class A	854,900	630
*	Lufax Holding Ltd. ADR	236,808	630
*	Guangdong HEC Technology Holding Co. Ltd. Class A	159,600	625
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,786,300	625
	JCET Group Co. Ltd. Class A	87,700	624
	Sihuan Pharmaceutical Holdings Group Ltd.	3,078,000	622
	Yunnan Baiyao Group Co. Ltd. Class A	77,600	621
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	184,600	619
	Hengtong Optic-electric Co. Ltd. Class A	122,500	616
	TCL Technology Group Corp. Class A	876,420	613
	Sinolink Securities Co. Ltd. Class A	455,800	611
	Sinoma Science & Technology Co. Ltd. Class A	98,600	609
	Lens Technology Co. Ltd. Class H	162,400	609
	China Education Group Holdings Ltd.	1,562,000	608
	Giant Network Group Co. Ltd. Class A	96,000	607
	Chifeng Jilong Gold Mining Co. Ltd. Class H	127,000	605
	GoerTek Inc. Class A	160,800	602
*	Tongwei Co. Ltd. Class A	228,900	599
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	84,700	598
[2]	China Merchants Securities Co. Ltd. Class H	319,132	596
	Shanghai Rural Commercial Bank Co. Ltd. Class A	482,206	596
	Huaqin Technology Co. Ltd. Class A	48,100	596
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,252,000	594
	Tianshan Aluminum Group Co. Ltd. Class A	221,300	593
*	Chongqing Iron & Steel Co. Ltd. Class A	2,665,300	590
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	15,260	590
	Yuexiu Property Co. Ltd.	1,010,972	589
*	Seazen Group Ltd.	1,761,754	588
	Ningbo Deye Technology Co. Ltd. Class A	48,641	588

		Shares	Market Value ($000)
	Shannon Semiconductor Technology Co. Ltd. Class A	24,400	586
	360 Security Technology Inc. Class A	334,698	584
	Tongkun Group Co. Ltd. Class A	185,800	584
	Yunnan Tin Co. Ltd. Class A	103,900	583
	Lonking Holdings Ltd.	1,414,000	580
*	China Southern Airlines Co. Ltd. Class A	559,800	580
[1,2]	ZJLD Group Inc.	501,000	580
	Shanghai Industrial Holdings Ltd.	302,000	579
*	Newborn Town Inc.	394,000	579
	Anhui Expressway Co. Ltd. Class H	322,000	572
*	Biwin Storage Technology Co. Ltd. Class A	21,414	572
	Hgtech Co. Ltd. Class A	51,100	569
	GD Power Development Co. Ltd. Class A	852,199	568
*,2	Evergrande Property Services Group Ltd.	3,664,000	567
	China Overseas Property Holdings Ltd.	1,017,493	566
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	565
	China Zheshang Bank Co. Ltd. Class H	1,763,000	565
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	565
[1,2]	Pharmaron Beijing Co. Ltd. Class H	212,023	562
	CGN Power Co. Ltd. Class A	1,012,800	561
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	557
*	Lifetech Scientific Corp.	2,367,998	555
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	553
	China Suntien Green Energy Corp. Ltd. Class H	1,074,000	551
	JinkoSolar Holding Co. Ltd. ADR	21,451	550
	Hello Group Inc. ADR	80,613	550
	Guangdong Haid Group Co. Ltd. Class A	73,577	546
	Bank of Chengdu Co. Ltd. Class A	234,700	545
	China Coal Energy Co. Ltd. Class A	277,800	545
*	Skyverse Technology Co. Ltd. Class A	20,434	545
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	544
	China Resources Microelectronics Ltd. Class A	58,605	538
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	537
	Changshu Tianyin Electromechanical Co. Ltd. Class A	75,000	537
	China Zheshang Bank Co. Ltd. Class A	1,280,870	536
*	National Silicon Industry Group Co. Ltd. Class A	166,391	536
	Henan Shuanghui Investment & Development Co. Ltd. Class A	144,878	535
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	89,600	535
	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	533
	Industrial Securities Co. Ltd. Class A	538,250	533
	Rockchip Electronics Co. Ltd. Class A	19,399	533
	Greentown Service Group Co. Ltd.	912,825	531
	Sharetronic Data Technology Co. Ltd. Class A	16,240	530
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	277,913	529
	Shanjin International Gold Co. Ltd. Class A	109,560	528
*	Wuhan Guide Infrared Co. Ltd. Class A	220,995	528
	Jiangsu Yanghe Distillery Co. Ltd. Class A	66,195	527
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	24,600	526
*	Beijing Capital International Airport Co. Ltd. Class H	1,538,000	523
	Metallurgical Corp. of China Ltd. Class A	1,162,800	523
	Huaxin Building Materials Group Co. Ltd. Class H	218,100	520
*	Beijing Compass Technology Development Co. Ltd. Class A	29,065	518
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	918,000	517
	Tianneng Power International Ltd.	550,000	515
	China Water Affairs Group Ltd.	746,000	515
	Shenzhen MTC Co. Ltd. Class A	369,600	515
	Anhui Xinhua Media Co. Ltd. Class A	517,600	515
*	Loongson Technology Corp. Ltd. Class A	21,449	515
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,922,000	514
	Zhejiang Yasha Decoration Co. Ltd. Class A	839,200	508
	Shenzhen Megmeet Electrical Co. Ltd. Class A	27,900	507
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	505
[1]	Weilong Delicious Global Holdings Ltd.	319,000	504
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	127,095	503
	Shougang Fushan Resources Group Ltd.	1,188,441	501
	Changjiang Securities Co. Ltd. Class A	402,320	501
	Ingenic Semiconductor Co. Ltd. Class A	24,300	501
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	41,700	500
	Qingdao Hanhe Cable Co. Ltd. Class A	679,900	500
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	107,100	500

		Shares	Market Value ($000)
	Bank of Chongqing Co. Ltd. Class H	496,000	499
	Maxscend Microelectronics Co. Ltd. Class A	44,372	499
[2]	Genertec Universal Medical Group Co. Ltd.	635,000	499
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	12,480	499
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	498
	Datang International Power Generation Co. Ltd. Class H	1,648,000	495
	Nexchip Semiconductor Corp. Class A	94,176	495
*,1,2	Jinxin Fertility Group Ltd.	1,582,500	494
[2]	Orient Securities Co. Ltd. Class H	565,600	493
	China International Marine Containers Group Co. Ltd. Class H	431,400	491
	Yutong Bus Co. Ltd. Class A	110,000	490
	Supcon Technology Co. Ltd. Class A	40,692	490
	Kingnet Network Co. Ltd. Class A	136,200	488
	Leo Group Co. Ltd. Class A	364,100	487
	Wolong Electric Group Co. Ltd. Class A	77,040	487
	Founder Securities Co. Ltd. Class A	428,698	485
	China Lesso Group Holdings Ltd.	630,000	484
	COFCO Sugar Holding Co. Ltd. Class A	189,700	484
	Unisplendour Corp. Ltd. Class A	133,940	482
	Satellite Chemical Co. Ltd. Class A	136,887	480
*	Abbisko Cayman Ltd.	299,000	479
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	476
	Shenzhen Kinwong Electronic Co. Ltd. Class A	51,500	475
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	54,800	475
	Hengyi Petrochemical Co. Ltd. Class A	272,500	474
	Huaan Securities Co. Ltd. Class A	459,600	473
*	FIH Mobile Ltd.	185,200	473
*,2	Luye Pharma Group Ltd.	1,327,500	472
	Shengyi Electronics Co. Ltd. Class A	37,221	472
*	Sunshine Lake Pharma Co. Ltd. Class H	86,154	471
	Fu Shou Yuan International Group Ltd.	1,423,000	470
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	470
[1]	JF SmartInvest Holdings Ltd.	106,100	470
	BOE Technology Group Co. Ltd. Class B	1,145,300	467
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	467
	Shanghai Electric Power Co. Ltd. Class A	152,500	467
*,2	CARsgen Therapeutics Holdings Ltd.	235,500	467
	CNPC Capital Co. Ltd. Class A	359,700	466
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	743,500	466
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	465
	Gotion High-tech Co. Ltd. Class A	84,800	464
	CITIC Heavy Industries Co. Ltd. Class A	424,000	463
	China Overseas Grand Oceans Group Ltd.	1,365,500	462
	Anhui Gujing Distillery Co. Ltd. Class A	24,300	462
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	461
	Hunan Gold Corp. Ltd. Class A	89,180	460
	China XD Electric Co. Ltd. Class A	220,487	459
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	325,800	458
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	458
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	376,000	457
	Huizhou Desay Sv Automotive Co. Ltd. Class A	25,900	456
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	454
*,2	Legend Holdings Corp. Class H	410,000	452
*	China Rare Earth Resources & Technology Co. Ltd. Class A	58,400	451
*	DPC Dash Ltd.	53,200	451
	Haohua Chemical Science & Technology Co. Ltd. Class A	83,300	446
*	Vnet Group Inc. ADR	42,122	444
*	Jinko Solar Co. Ltd. Class A	485,479	442
*	COFCO Joycome Foods Ltd.	2,053,000	441
	China Resources Building Materials Technology Holdings Ltd.	2,014,000	440
	Geovis Technology Co. Ltd. Class A	43,053	438
[1]	China Resources Beverage Holdings Co. Ltd.	340,200	438
	Yangzijiang Financial Holding Ltd.	1,570,236	437
	JCHX Mining Management Co. Ltd. Class A	38,800	437
	Lee & Man Paper Manufacturing Ltd.	953,000	436
[1]	Tiangong International Co. Ltd.	996,000	435
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	288,000	435
	Guosen Securities Co. Ltd. Class A	240,955	435
	Sangfor Technologies Inc. Class A	18,900	435
	TongFu Microelectronics Co. Ltd. Class A	57,700	434

		Shares	Market Value ($000)
	Andon Health Co. Ltd. Class A	72,100	432
*	Sensteed Hi-tech Group Class A	642,800	430
	BOC International China Co. Ltd. Class A	219,100	429
	Shenghe Resources Holding Co. Ltd. Class A	111,500	428
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,100	426
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	426
	Beijing Enlight Media Co. Ltd. Class A	150,200	422
*	Hua Hong Semiconductor Ltd. Class A	18,959	422
	Han's Laser Technology Industry Group Co. Ltd. Class A	60,697	421
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	421
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	421
*	Yunnan Energy New Material Group Co. Ltd. Class A	57,300	420
	China National Chemical Engineering Co. Ltd. Class A	326,900	419
	Delton Technology Guangzhou Inc. Class A	27,800	419
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	418
*,1	Tianqi Lithium Corp. Class H	66,600	416
*	United Nova Technology Co. Ltd. Class A	379,697	415
	Yuexiu REIT	3,806,817	414
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	92,200	413
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	413
*	EHang Holdings Ltd. ADR	32,268	412
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	265,073	411
*	Addsino Co. Ltd. Class A	100,400	411
	Wanxiang Qianchao Co. Ltd. Class A	165,100	408
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	106,400	408
	Guobo Electronics Co. Ltd. Class A	22,368	407
	Beijing Shougang Co. Ltd. Class A	498,800	405
	Shenzhen Click Technology Co. Ltd. Class A	117,700	405
*	Dosilicon Co. Ltd. Class A	21,075	405
	Dongfang Electric Corp. Ltd. Class A	112,700	403
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	402
	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	402
	Chongqing Rural Commercial Bank Co. Ltd. Class A	429,800	401
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,000	401
	Gushengtang Holdings Ltd.	106,300	401
	CQ Pharmaceutical Holding Co. Ltd. Class A	459,200	400
	Zhongtai Securities Co. Ltd. Class A	435,026	400
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	400
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	399
	Western Region Gold Co. Ltd. Class A	66,000	399
	Shenzhen Kaifa Technology Co. Ltd. Class A	85,300	398
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	397
	Jointown Pharmaceutical Group Co. Ltd. Class A	518,230	397
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	397
	Hangzhou Silan Microelectronics Co. Ltd. Class A	82,800	397
	Shanghai Huace Navigation Technology Ltd. Class A	71,148	397
	Huadong Medicine Co. Ltd. Class A	76,030	395
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	48,900	394
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	394
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	143,800	393
	YTO Express Group Co. Ltd. Class A	161,700	393
	Raytron Technology Co. Ltd. Class A	24,205	393
	Hwatsing Technology Co. Ltd. Class A	14,408	392
*	Henan Zhongfu Industry Co. Ltd. Class A	284,200	390
	Towngas Smart Energy Co. Ltd.	828,000	389
	Huaxin Building Materials Group Co. Ltd. Class A	108,200	389
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	389
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	394,400	389
	Lao Feng Xiang Co. Ltd. Class B	112,210	388
	Shandong Humon Smelting Co. Ltd. Class A	135,400	388
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	388
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	388
*	Sinopec Oilfield Service Corp. Class A	787,700	387
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	427,300	384
	Metallurgical Corp. of China Ltd. Class H	1,618,000	383
	Beijing New Building Materials plc Class A	95,500	383
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	8,773	380
*	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	88,000	380
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	77,900	379
	Smartsens Technology Shanghai Co. Ltd. Class A	27,275	379

		Shares	Market Value ($000)
	Poly Property Services Co. Ltd. Class H	87,100	378
	Jinduicheng Molybdenum Co. Ltd. Class A	128,979	378
	FinVolution Group ADR	73,777	378
	CSI Solar Co. Ltd. Class A	171,556	378
	Advanced Technology & Materials Co. Ltd. Class A	110,200	377
	Onewo Inc. Class H	150,600	377
	Sinofert Holdings Ltd.	1,728,000	376
	Shanghai International Port Group Co. Ltd. Class A	523,300	376
*	QuantumCTek Co. Ltd. Class A	4,184	374
*,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	197,800	374
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	97,900	373
	China Meheco Group Co. Ltd. Class A	238,080	373
*	CCOOP Group Co. Ltd. Class A	1,065,400	373
	Spring Airlines Co. Ltd. Class A	46,000	372
*	Orbbec Inc. Class A	27,117	372
	Shenzhen Airport Co. Ltd. Class A	356,100	371
	Guoyuan Securities Co. Ltd. Class A	308,520	371
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,900	370
	CGN New Energy Holdings Co. Ltd.	1,096,000	369
	Kingfa Sci & Tech Co. Ltd. Class A	134,100	368
*,2	Alphamab Oncology	323,000	368
	Wangsu Science & Technology Co. Ltd. Class A	154,300	367
*	Chongqing Afari Technology Co. Ltd. Class A	239,600	365
*	Yechiu Metal Recycling China Ltd. Class A	553,500	365
	North Copper Co. Ltd. Class A	132,500	365
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	53,900	364
	Zhejiang Chint Electrics Co. Ltd. Class A	86,500	364
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	45,700	364
	Empyrean Technology Co. Ltd. Class A	24,400	362
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	29,000	361
	Shenzhen SC New Energy Technology Corp. Class A	18,200	361
	China Energy Engineering Corp. Ltd. Class H	2,456,000	361
	ACM Research Shanghai Inc. Class A	13,316	361
	Tibet Huayu Mining Co. Ltd. Class A	74,900	360
*	Kangmei Pharmaceutical Co. Ltd. Class A	1,317,800	360
	Everbright Securities Co. Ltd. Class A	148,900	359
	Henan Pinggao Electric Co. Ltd. Class A	117,700	358
	Ningbo Joyson Electronic Corp. Class A	89,000	358
	China BlueChemical Ltd. Class H	1,028,000	357
	China International Marine Containers Group Co. Ltd. Class A	256,100	356
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	354
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	354
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	354
	Henan Shijia Photons Technology Co. Ltd. Class A	26,455	351
	GEM Co. Ltd. Class A	271,300	350
	State Grid Information & Communication Co. Ltd. Class A	125,500	350
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	350
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	350
	Zheshang Securities Co. Ltd. Class A	226,600	349
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	349
	Kingsemi Co. Ltd. Class A	11,692	349
*	Founder Technology Group Corp. Class A	214,400	348
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	347
	Ecovacs Robotics Co. Ltd. Class A	33,500	346
	Anker Innovations Technology Co. Ltd. Class A	24,120	346
	Befar Group Co. Ltd. Class A	430,800	346
	Hubei Chutian Smart Communication Co. Ltd. Class A	600,400	344
	Datang International Power Generation Co. Ltd. Class A	630,900	343
	Hundsun Technologies Inc. Class A	76,751	343
	Chervon Holdings Ltd.	110,900	343
	China Film Group Co. Ltd. Class A	133,600	342
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	342
	Changshu Fengfan Power Equipment Co. Ltd. Class A	421,600	342
	Huafon Chemical Co. Ltd. Class A	184,100	341
	Zhejiang Yinlun Machinery Co. Ltd. Class A	64,200	340
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	59,800	339
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	337
	Shandong Linglong Tyre Co. Ltd. Class A	155,500	337
	Yealink Network Technology Corp. Ltd. Class A	60,942	336
	Anhui Construction Engineering Group Co. Ltd. Class A	488,700	336

		Shares	Market Value ($000)
	COSCO SHIPPING Development Co. Ltd. Class H	2,356,000	335
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	334
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	22,100	334
	Accelink Technologies Co. Ltd. Class A	32,100	333
	China National Medicines Corp. Ltd. Class A	79,600	333
*,1	Flat Glass Group Co. Ltd. Class H	238,000	333
	Sinomine Resource Group Co. Ltd. Class A	27,440	333
[1]	China Modern Dairy Holdings Ltd.	1,669,500	332
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	332
	Qingdao Port International Co. Ltd. Class A	241,800	332
*	Yonghui Superstores Co. Ltd. Class A	523,900	332
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	331
	Bank of Suzhou Co. Ltd. Class A	279,390	331
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	331
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	331
	China Foods Ltd.	596,000	330
	China Oilfield Services Ltd. Class A	138,225	329
*	Xinte Energy Co. Ltd. Class H	337,600	329
	Minmetals Capital Co. Ltd. Class A	396,560	329
	Shanghai Construction Group Co. Ltd. Class A	764,000	328
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	882,800	325
	Jiangsu Etern Co. Ltd. Class A	85,900	325
*	China Vanke Co. Ltd. Class A	461,400	324
	Q Technology Group Co. Ltd.	271,000	323
	Zhongyuan Environment-Protection Co. Ltd. Class A	258,800	323
[1]	China Risun Group Ltd.	917,000	323
	Fujian Wanchen Food Group Co. Ltd. Class A	11,100	323
[2]	Everbright Securities Co. Ltd. Class H	283,400	322
	Sailun Group Co. Ltd. Class A	141,100	322
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	25,800	322
	Shanghai Huayi Group Co. Ltd. Class A	221,800	321
	Beijing Jingneng Power Co. Ltd. Class A	421,200	321
*	CICT Mobile Communication Technology Co. Ltd. Class A	120,893	321
	Huayu Automotive Systems Co. Ltd. Class A	115,600	320
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	320
	Vatti Corp. Ltd. Class A	351,400	319
	First Tractor Co. Ltd. Class A	147,500	319
	Glarun Technology Co. Ltd. Class A	76,200	318
	Poly Property Group Co. Ltd.	1,053,000	317
	FAW Jiefang Group Co. Ltd. Class A	318,600	317
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	317
*	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	317
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	315
	Broadex Technologies Co. Ltd. Class A	13,600	315
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	369,300	314
	Beijing Shunxin Agriculture Co. Ltd. Class A	146,399	313
	Western Superconducting Technologies Co. Ltd. Class A	25,721	313
	Sichuan Changhong Electric Co. Ltd. Class A	223,400	313
	Fujian Longking Co. Ltd. Class A	118,200	312
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	311
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	310
	GalaxyCore Inc. Class A	133,842	310
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	126,600	309
	Aisino Corp. Class A	214,300	309
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,935	308
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	308
*	BeOne Medicines Ltd. Class A	7,712	308
*,2	BAIC Motor Corp. Ltd. Class H	1,296,900	307
	Neway Valve Suzhou Co. Ltd. Class A	35,300	307
	Shanghai Baosteel Packaging Co. Ltd. Class A	352,300	307
*,2	Bairong Inc.	215,000	306
	Qilu Bank Co. Ltd. Class A	366,100	306
	Shenzhen Expressway Corp. Ltd. Class H	318,000	305
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	304
	Hangcha Group Co. Ltd. Class A	76,300	304
	Haisco Pharmaceutical Group Co. Ltd. Class A	41,500	303
	Jiangsu King's Luck Brewery JSC Ltd. Class A	62,927	303
	Canny Elevator Co. Ltd. Class A	259,700	302
[1]	Tianli International Holdings Ltd.	840,000	302
*	Hopson Development Holdings Ltd.	678,016	302

		Shares	Market Value ($000)
[1,2]	Blue Moon Group Holdings Ltd.	840,500	302
	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	302
*	Yonyou Network Technology Co. Ltd. Class A	137,925	301
	Hubei Dinglong Co. Ltd. Class A	46,900	301
	Shenergy Co. Ltd. Class A	251,500	301
	Anhui Anke Biotechnology Group Co. Ltd. Class A	207,200	300
	Hangzhou First Applied Material Co. Ltd. Class A	122,413	300
*	Amlogic Shanghai Co. Ltd. Class A	23,787	300
*,1	Fenbi Ltd.	1,081,000	300
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	300
[1,2]	Maoyan Entertainment	318,800	299
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	299
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	36,900	298
	Shandong Xiantan Co. Ltd. Class A	319,100	298
[1]	Central China Securities Co. Ltd. Class H	1,047,230	297
*,2	CanSino Biologics Inc. Class H	65,600	296
	Youngor Group Co. Ltd. Class A	279,400	296
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	296
	China Railway Construction Heavy Industry Corp. Ltd. Class A	390,275	295
*	SICC Co. Ltd. Class A	23,578	295
	China Animal Husbandry Industry Co. Ltd. Class A	251,200	295
	Shanghai Baosight Software Co. Ltd. Class A	89,425	294
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	293
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	293
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	292
	Sinopec Kantons Holdings Ltd.	526,000	292
	Juneyao Airlines Co. Ltd. Class A	135,100	292
*	Seazen Holdings Co. Ltd. Class A	114,800	292
	China Baoan Group Co. Ltd. Class A	211,400	292
[2]	Linklogis Inc. Class B	1,021,500	292
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	291
	Wuhan Dameng Database Co. Ltd. Class A	7,131	290
	Sunwoda Electronic Co. Ltd. Class A	85,700	289
*,2	Yidu Tech Inc.	390,500	289
	Yuexiu Transport Infrastructure Ltd.	476,000	288
	China Petroleum Engineering Corp. Class A	478,400	288
	New Hope Liuhe Co. Ltd. Class A	220,700	287
	Guangzhou Haige Communications Group Inc. Co. Class A	114,000	287
	Hongta Securities Co. Ltd. Class A	243,700	287
*	Tianfeng Securities Co. Ltd. Class A	483,100	287
	Huaneng Lancang River Hydropower Inc. Class A	219,800	287
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	24,846	286
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	364,300	286
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	35,800	286
*	Angang Steel Co. Ltd. Class H	1,100,800	285
	JL Mag Rare-Earth Co. Ltd. Class A	52,720	285
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	196,300	285
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	285
[1,2]	Asiainfo Technologies Ltd.	258,800	284
	ENN Natural Gas Co. Ltd. Class A	101,270	284
	Walvax Biotechnology Co. Ltd. Class A	156,100	284
	Ningbo Huaxiang Electronic Co. Ltd. Class A	59,600	283
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	49,200	283
	Beijing Dabeinong Technology Group Co. Ltd. Class A	429,400	283
	Tongyu Communication Inc. Class A	42,200	283
	Sinomach Automobile Co. Ltd. Class A	297,500	283
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	283
	Shenzhen Goodix Technology Co. Ltd. Class A	24,300	282
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	184,600	282
	Easy Click Worldwide Network Technology Co. Ltd. Class A	27,400	282
*	ASR Microelectronics Co. Ltd. Class A	22,017	281
	SSY Group Ltd.	738,336	280
	Bank of Guiyang Co. Ltd. Class A	335,400	280
	Huaming Power Equipment Co. Ltd. Class A	65,400	280
	LB Group Co. Ltd. Class A	87,600	279
	China Railway Tielong Container Logistics Co. Ltd. Class A	294,700	279
*	Hubei Century Network Technology Co. Ltd. Class A	138,900	279
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	278
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	12,745	278
	Guangdong Hongda Holdings Group Co. Ltd. Class A	39,300	277

		Shares	Market Value ($000)
	Guangshen Railway Co. Ltd. Class A	614,800	277
	Dalian Bio-Chem Co. Ltd. Class A	61,500	277
	Tian Di Science & Technology Co. Ltd. Class A	318,511	276
[1]	JNBY Design Ltd.	111,500	276
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	275
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	275
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	275
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	67,746	274
	YUNDA Holding Group Co. Ltd. Class A	277,846	274
	Loncin Motor Co. Ltd. Class A	124,300	274
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	27,500	274
	Huadian Power International Corp. Ltd. Class A	386,897	273
	CNGR Advanced Material Co. Ltd. Class A	34,580	273
*	Sohu.com Ltd. ADR	16,045	272
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	272
	Imeik Technology Development Co. Ltd. Class A	13,520	272
	Mango Excellent Media Co. Ltd. Class A	74,026	271
	Tsingtao Brewery Co. Ltd. Class A	31,400	271
*	Xinjiang Daqo New Energy Co. Ltd. Class A	77,790	271
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	271
*	Wintime Energy Group Co. Ltd. Class A	1,108,800	270
	Tianjin Port Co. Ltd. Class A	388,000	270
	SG Micro Corp. Class A (XSHE)	24,722	269
	BBMG Corp. Class A	963,700	269
*	Suzhou Centec Communications Co. Ltd. Class A	12,080	269
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	268
	Cathay Biotech Inc. Class A	32,064	268
	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	267
*	Talkweb Information System Co. Ltd. Class A	58,700	267
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	267
	Zhejiang Crystal-Optech Co. Ltd. Class A	77,500	266
*	Wingtech Technology Co. Ltd. Class A	47,000	266
*	Flat Glass Group Co. Ltd. Class A	114,895	266
	Shandong Sun Paper Industry JSC Ltd. Class A	109,700	265
	Shanghai Huafon Aluminium Corp. Class A	70,200	265
	Shede Spirits Co. Ltd. Class A	32,700	265
	CIG Shanghai Co. Ltd. Class A	16,300	265
	Triangle Tyre Co. Ltd. Class A	119,000	265
	Guangshen Railway Co. Ltd. Class H	936,000	264
	Canmax Technologies Co. Ltd. Class A	39,840	264
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	47,800	264
	Livzon Pharmaceutical Group Inc. Class A	52,281	263
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	263
	Bank of Lanzhou Co. Ltd. Class A	783,163	263
	Ming Yang Smart Energy Group Ltd. Class A	78,400	262
	Dazhong Mining Co. Ltd.	64,396	262
*	Pengxin International Mining Co. Ltd. Class A	181,800	262
	Health & Happiness H&H International Holdings Ltd.	133,236	261
*	Sai Micro Electronics Inc. Class A	34,800	261
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	354,500	261
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	260
[2]	AK Medical Holdings Ltd.	348,000	260
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	259
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	123,600	259
	APT Medical Inc. Class A	7,766	259
	Shui On Land Ltd.	2,925,000	258
	Zhejiang Cfmoto Power Co. Ltd. Class A	7,100	257
	Bestechnic Shanghai Co. Ltd. Class A	8,103	257
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	257
	Jiangsu Leili Motor Co. Ltd. Class A	34,100	257
	Zhejiang Hailiang Co. Ltd. Class A	122,300	256
	Beijing Roborock Technology Co. Ltd. Class A	12,502	256
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	65,800	255
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	255
	Perfect World Co. Ltd. Class A	93,750	254
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	50,450	254
	Bestsun Energy Co. Ltd. Class A	407,400	254
	Ming Yuan Cloud Group Holdings Ltd.	636,000	254
	Dajin Heavy Industry Co. Ltd. Class A	28,700	254
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	253

		Shares	Market Value ($000)
	Leyard Optoelectronic Co. Ltd. Class A	250,100	253
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	126,800	253
	Giantec Semiconductor Corp. Class A	9,517	253
	T&S Communications Co. Ltd. Class A	14,100	253
	PAX Global Technology Ltd.	400,000	252
	Winning Health Technology Group Co. Ltd. Class A	158,600	252
	Asymchem Laboratories Tianjin Co. Ltd. Class A	17,700	252
[2]	Angelalign Technology Inc.	28,753	252
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	170,271	251
*	Suzhou Everbright Photonics Co. Ltd. Class A	13,544	251
*	Far East Smarter Energy Co. Ltd. Class A	144,600	251
	China Coal Xinji Energy Co. Ltd. Class A	238,200	251
	Mehow Innovative Ltd. Class A	55,860	250
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	249
	Shanghai Environment Group Co. Ltd. Class A	201,840	249
	Winall Hi-Tech Seed Co. Ltd. Class A	164,944	248
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	129,500	246
	Dong-E-E-Jiao Co. Ltd. Class A	33,600	245
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	245
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	245
	Goneo Group Co. Ltd. Class A	40,803	245
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,545	245
	Hsino Tower Group Co. Ltd. Class A	321,700	245
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	244
	Pharmaron Beijing Co. Ltd. Class A	57,019	243
	Beijing Tong Ren Tang Co. Ltd. Class A	55,761	243
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	336,100	243
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	84,300	242
	Qingdao Rural Commercial Bank Corp. Class A	534,900	242
	China Great Wall Securities Co. Ltd. Class A	171,200	242
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	241
	Fulin Precision Co. Ltd. Class A	98,910	241
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	241
	Harbin Hatou Investment Co. Ltd. Class A	256,200	241
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	157,700	240
	Visual China Group Co. Ltd. Class A	63,500	240
	Hisense Visual Technology Co. Ltd. Class A	67,200	240
	Jiang Su Suyan Jingshen Co. Ltd. Class A	145,100	240
	Xiamen Amoytop Biotech Co. Ltd. Class A	21,963	240
	Do-Fluoride New Materials Co. Ltd. Class A	57,320	239
	StarPower Semiconductor Ltd. Class A	15,020	239
	Beijing Sifang Automation Co. Ltd. Class A	44,500	239
	Beijing Gehua CATV Network Co. Ltd. Class A	203,200	239
	Shanghai Longcheer Technology Co. Ltd.	36,700	239
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	238
	Angel Yeast Co. Ltd. Class A	39,500	238
	Anhui Yingliu Electromechanical Co. Ltd. Class A	32,100	238
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	238
	Sunresin New Materials Co. Ltd. Class A	24,525	237
	Ningbo Yunsheng Co. Ltd. Class A	117,000	237
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	620,652	237
	CITIC Metal Co. Ltd. Class A	111,100	237
	Sun Art Retail Group Ltd.	1,199,500	236
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	236
	Nantong Jianghai Capacitor Co. Ltd. Class A	53,800	236
*	Ninestar Corp. Class A	77,500	236
	Bank of Changsha Co. Ltd. Class A	167,800	236
	Shanghai Belling Co. Ltd. Class A	49,800	236
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	236
	Jiangsu Expressway Co. Ltd. Class A	136,000	235
	Laobaixing Pharmacy Chain JSC Class A	106,071	235
	Hubei Energy Group Co. Ltd. Class A	354,400	235
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	235
	Changjiang Publishing & Media Co. Ltd. Class A	177,800	235
	Castech Inc. Class A	23,220	235
	Anhui XDLK Microsystem Corp. Ltd. Class A	24,163	235
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	234
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	234
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	233
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	233

		Shares	Market Value ($000)
	Goldenmax International Group Ltd. Class A	63,200	233
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	233
	Beijing Teamsun Technology Co. Ltd. Class A	77,400	233
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	232
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	38,419	232
	Neusoft Corp. Class A	154,200	232
	Hunan Valin Steel Co. Ltd. Class A	257,000	231
	DHC Software Co. Ltd. Class A	165,769	231
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	231
*	Hainan Meilan International Airport Co. Ltd. Class H	174,000	231
	XTC New Energy Materials Xiamen Co. Ltd. Class A	18,609	231
*	Lingyuan Iron & Steel Co. Ltd. Class A	665,300	231
*	Remegen Co. Ltd. Class A	15,707	231
	Sigmastar Technology Ltd. Class A	23,100	231
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	230
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	13,680	230
	Linktel Technologies Co. Ltd. Class A	7,200	230
	LexinFintech Holdings Ltd. ADR	80,306	229
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	229
	Servyou Software Group Co. Ltd. Class A	21,800	229
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	228
*	China National Software & Service Co. Ltd. Class A	35,100	228
*	Hunan New Wellful Co. Ltd. Class A	268,300	228
	Hand Enterprise Solutions Co. Ltd. Class A	59,500	227
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	227
	Newland Digital Technology Co. Ltd. Class A	57,499	226
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	226
	Oriental Pearl Group Co. Ltd. Class A	137,900	225
*	Chengxin Lithium Group Co. Ltd. Class A	44,200	225
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	110,800	225
	Huangshan Novel Co. Ltd. Class A	124,000	225
[2]	China East Education Holdings Ltd.	306,500	224
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	223
*	Tsinghua Tongfang Co. Ltd. Class A	166,700	223
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	223
*	China Rare Earth Nonferrous Metals Co. Ltd. Class A	19,800	223
*	Shanghai DZH Ltd. Class A	121,900	222
	Xiamen C & D Inc. Class A	161,800	222
	Beijing Tiantan Biological Products Corp. Ltd. Class A	92,680	222
*	TianShan Material Co. Ltd. Class A	271,800	221
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	101,800	221
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	19,200	221
*	Shenzhen Investment Ltd.	1,975,953	220
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	220
	Skshu Paint Co. Ltd. Class A	26,824	219
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	55,371	219
	NetDragon Websoft Holdings Ltd.	170,000	219
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,000	219
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,100	218
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	97,200	218
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	218
	Anjoy Foods Group Co. Ltd. Class A	17,000	218
	Beijing Yanjing Brewery Co. Ltd. Class A	124,200	217
	First Tractor Co. Ltd. Class H	184,000	216
	Shandong Pharmaceutical Glass Co. Ltd. Class A	73,500	216
	Zhejiang Dingli Machinery Co. Ltd. Class A	26,634	216
	Autohome Inc. Class A	38,644	216
*	Hangzhou Iron & Steel Co. Class A	166,400	216
	Anhui Heli Co. Ltd. Class A	68,800	216
[2]	Qingdao Port International Co. Ltd. Class H	224,000	215
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	215
	Jinhui Liquor Co. Ltd. Class A	68,500	215
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	214
	Hanwei Electronics Group Corp. Class A	26,800	214
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	159,000	214
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	213
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	14,040	213
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	21,900	213
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	73,556	213
	Xinyi Energy Holdings Ltd.	1,372,200	212

		Shares	Market Value ($000)
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	212
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	212
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	212
	Shenzhen Invt Electric Co. Ltd. Class A	164,700	212
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	70,300	212
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	211
[1,2]	Joinn Laboratories China Co. Ltd. Class H	67,643	211
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	346,700	211
	Changzhou Fusion New Material Co. Ltd. Class A	20,068	211
	Shengda Resources Co. Ltd. Class A	25,100	210
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	210
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	209
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	209
	Quectel Wireless Solutions Co. Ltd. Class A	15,751	209
	Sichuan Expressway Co. Ltd. Class H	292,000	209
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	209
	Intco Medical Technology Co. Ltd. Class A	34,650	209
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	209
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	25,492	209
	Hesteel Co. Ltd. Class A	577,400	208
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	208
*	Sichuan Hongda Co. Ltd. Class A	89,800	208
*	Sinochem International Corp. Class A	309,300	208
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	207
*	Jishi Media Co. Ltd. Class A	394,100	207
	Guangxi Energy Co. Ltd. Class A	370,300	207
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	206
	Jinko Power Technology Co. Ltd. Class A	334,900	206
*	Trina Solar Co. Ltd. Class A	76,264	206
	Shandong New Beiyang Information Technology Co. Ltd. Class A	182,300	205
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	205
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	205
	CIMC Vehicles Group Co. Ltd. Class A	146,400	205
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	205
	CSG Holding Co. Ltd. Class B	936,406	204
*	Greenland Holdings Corp. Ltd. Class A	862,700	204
	China Resources Medical Holdings Co. Ltd.	492,590	204
	Mloptic Corp. Class A	3,638	204
*	OFILM Group Co. Ltd. Class A	144,400	203
	Western Securities Co. Ltd. Class A	176,322	203
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	203
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	203
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	203
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	203
	Zhuhai CosMX Battery Co. Ltd. Class A	73,025	203
	Jiangxi Ganyue Expressway Co. Ltd. Class A	284,900	203
	Northking Information Technology Co. Ltd. Class A	74,200	203
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	31,200	202
[2]	Sunac Services Holdings Ltd.	1,099,055	202
	Anhui Yingjia Distillery Co. Ltd. Class A	34,500	202
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	202
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	201
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	8,397	201
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	201
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	97,337	201
*	Xiangcai Co. Ltd. Class A	126,300	200
[2]	Medlive Technology Co. Ltd.	152,500	200
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	200
	All Winner Technology Co. Ltd. Class A	30,134	199
	Xinfengming Group Co. Ltd. Class A	66,400	199
	China Southern Power Grid Technology Co. Ltd. Class A	26,575	199
*	Nanfang Pump Industry Co. Ltd.	299,930	198
	Sichuan Expressway Co. Ltd. Class A	215,200	198
	Olympic Circuit Technology Co. Ltd. Class A	22,100	198
	Guanghui Energy Co. Ltd. Class A	243,700	197
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	197
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	175,200	197
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	71,100	197
	Jiangsu Xukuang Energy Co. Ltd. Class A	288,300	197
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	196

		Shares	Market Value ($000)
	Xiamen Intretech Inc. Class A	67,800	196
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	24,648	196
*	J-Yuan Trust Co. Ltd. Class A	475,000	196
	Sichuan New Energy Power Co. Ltd. Class A	109,603	196
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	196
*	COL Group Co. Ltd. Class A	42,700	195
	SooChow Securities Co. Ltd. Class A	140,608	194
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	194
	Shanghai Awinic Technology Co. Ltd. Class A	16,443	194
*	Transwarp Technology Shanghai Co. Ltd. Class A	6,399	193
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	192
*	JA Solar Technology Co. Ltd. Class A	117,899	192
	China Wafer Level CSP Co. Ltd. Class A	42,300	192
*	Suzhou Jinfu Technology Co. Ltd. Class A	188,900	192
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	191
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	9,864	191
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	74,900	191
	Shanghai Highly Group Co. Ltd. Class A	70,900	191
	Shuanglin Co. Ltd. Class A	36,820	191
	Hualan Biological Engineering Inc. Class A	84,275	190
	CECEP Solar Energy Co. Ltd. Class A	245,590	190
*	Tangrenshen Group Co. Ltd. Class A	296,047	190
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	190
*	Jushri Technologies Inc. Class A	31,900	190
	POCO Holding Co. Ltd. Class A	16,700	190
	An Hui Wenergy Co. Ltd. Class A	162,200	189
	MYS Group Co. Ltd. Class A	314,400	189
	C&S Paper Co. Ltd. Class A	161,100	189
	Livzon Pharmaceutical Group Inc. Class H	50,106	189
*	DingDong Cayman Ltd. ADR	66,118	189
	MotoMotion China Corp. Class A	14,700	189
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	188
	Hangzhou Zhongheng Electric Co. Ltd. Class A	41,500	187
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	187
	Kehua Data Co. Ltd. Class A	20,800	187
	Guangzhou Baiyun International Airport Co. Ltd. Class A	135,200	186
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	186
	HLA Group Corp. Ltd. Class A	210,100	185
*	Forehope Electronic Ningbo Co. Ltd. Class A	27,534	185
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	43,500	184
	Zhejiang Orient Holdings Group Co. Ltd. Class A	198,130	184
	Espressif Systems Shanghai Co. Ltd. Class A	7,590	184
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	49,600	184
*	Zhihu Inc. ADR	48,728	184
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	62,200	183
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	121,400	183
*,2	China Bohai Bank Co. Ltd. Class H	1,569,000	183
*	Guizhou Zhenhua E Chem Inc. Class A	90,552	183
	China Shineway Pharmaceutical Group Ltd.	150,000	182
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	376,400	182
	Eastern Communications Co. Ltd. Class A	68,400	182
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	182
*,1,2	Haichang Ocean Park Holdings Ltd.	2,740,000	182
*	AVIC Chengdu UAS Co. Ltd. Class A	25,988	182
	New Guomai Digital Culture Co. Ltd. Class A	86,800	182
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	181
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	81,700	181
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	181
	Dongxing Securities Co. Ltd. Class A	89,900	180
	Valiant Co. Ltd. Class A	73,100	180
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	179
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	179
*	Gaotu Techedu Inc. ADR	78,650	178
	Oppein Home Group Inc. Class A	20,173	178
*	Yanlord Land Group Ltd.	312,100	178
*	North Industries Group Red Arrow Co. Ltd. Class A	65,700	178
*	Risen Energy Co. Ltd. Class A	62,100	178
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	178
	Joinn Laboratories China Co. Ltd. Class A	32,625	178
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	178

		Shares	Market Value ($000)
	Central China Securities Co. Ltd. Class A	282,700	178
*,2	Ocumension Therapeutics	188,000	178
	China Oriental Group Co. Ltd.	996,000	177
	AIMA Technology Group Co. Ltd. Class A	41,697	177
	Meihua Holdings Group Co. Ltd. Class A	111,623	177
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	177
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	59,600	177
	Guangzhou Automobile Group Co. Ltd. Class A	154,100	176
	Liaoning Port Co. Ltd. Class A	729,600	176
	Shanghai Bright Meat Group Co. Ltd. Class A	184,200	176
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	138,200	176
	Ginlong Technologies Co. Ltd. Class A	14,755	176
	Thunder Software Technology Co. Ltd. Class A	16,200	175
	Wushang Group Co. Ltd. Class A	114,800	175
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	77,340	175
	Chongqing Brewery Co. Ltd. Class A	23,300	175
	Autel Intelligent Technology Corp. Ltd. Class A	34,855	175
	Sany Renewable Energy Co. Ltd. Class A	46,897	175
	Ruijie Networks Co. Ltd. Class A	15,120	175
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	38,100	175
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	174
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	173
	Ningbo Zhenyu Technology Co. Ltd. Class A	7,560	173
*	Antong Holdings Co. Ltd. Class A	238,300	173
	Willfar Information Technology Co. Ltd. Class A	29,405	173
*	MGI Tech Co. Ltd. Class A	18,467	173
	Fortior Technology Shenzhen Co. Ltd. Class A	5,943	173
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	19,975	173
	China Yongda Automobiles Services Holdings Ltd.	861,000	172
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	172
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	172
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	172
*,1	Qunabox Group Ltd.	52,121	172
	Hydsoft Technology Co. Ltd. Class A	27,000	172
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	171
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	32,800	171
	ZhongYeDa Electric Co. Ltd. Class A	121,500	171
*	JoulWatt Technology Co. Ltd. Class A	22,898	171
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	170
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	170
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	170
	Zhejiang Medicine Co. Ltd. Class A	79,000	170
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	170
	Eastern Air Logistics Co. Ltd. Class A	63,599	170
	Fujian Qingshan Paper Industry Co. Ltd. Class A	310,600	170
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	170
	Luxi Chemical Group Co. Ltd. Class A	60,000	169
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	169
	Bank of Chongqing Co. Ltd. Class A	111,651	169
	Sichuan EM Technology Co. Ltd. Class A	41,300	169
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	44,900	168
	Bank of Xi'an Co. Ltd. Class A	311,700	168
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	131,200	168
	People.cn Co. Ltd. Class A	47,600	167
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	167
	Sineng Electric Co. Ltd. Class A	31,220	167
	Shenma Industry Co. Ltd. Class A	127,900	167
	Dazhong Transportation Group Co. Ltd. Class A	201,900	166
	Xiamen Port Development Co. Ltd. Class A	91,400	166
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	165
	GRG Banking Equipment Co. Ltd. Class A	88,897	165
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	16,600	165
	Cinda Securities Co. Ltd. Class A	65,400	165
	Offshore Oil Engineering Co. Ltd. Class A	170,900	164
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	164
*	Farasis Energy Gan Zhou Co. Ltd. Class A	78,204	164
	Fujian Dongbai Group Co. Ltd. Class A	78,100	164
	K Wah International Holdings Ltd.	490,000	163
	Shenzhen Das Intellitech Co. Ltd. Class A	397,300	163
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	163

		Shares	Market Value ($000)
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	163
	Konfoong Materials International Co. Ltd. Class A	10,100	163
	Unilumin Group Co. Ltd. Class A	144,822	163
*	Merit Interactive Co. Ltd. Class A	26,800	163
*	3peak Inc. Class A	5,587	163
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	163
	China TransInfo Technology Co. Ltd. Class A	91,100	162
	Grinm Advanced Materials Co. Ltd. Class A	50,700	162
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	162
*	Estun Automation Co. Ltd. Class A (XSEC)	47,400	161
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	161
	Huada Automotive Technology Corp. Ltd. Class A	21,700	161
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	65,500	160
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	14,817	160
	Sinoma International Engineering Co. Class A	96,700	159
*	Greattown Holdings Ltd. Class A	220,800	159
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	159
*	Zhewen Interactive Group Co. Ltd. Class A	84,600	159
	Digiwin Co. Ltd.	20,100	159
*	Qi An Xin Technology Group Inc. Class A	29,697	159
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	159
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,797	158
[2]	A-Living Smart City Services Co. Ltd. Class H	525,750	158
	Xiamen International Airport Co. Ltd. Class A	59,800	158
	Bluestar Adisseo Co. Class A	114,500	158
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	158
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	157
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	157
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	107,356	157
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	157
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	156
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	156
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	156
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	155
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	155
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	155
*	Guosheng Securities Inc. Class A	65,600	155
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	155
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	155
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	155
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	146,603	154
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	154
	Keda Industrial Group Co. Ltd. Class A	60,600	154
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	154
	Semitronix Corp. Class A	13,600	154
	Keboda Technology Co. Ltd. Class A	15,297	153
	Yankershop Food Co. Ltd. Class A	15,660	153
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	152
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,822	152
*	China Enterprise Co. Ltd. Class A	358,800	152
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	152
	Primarius Technologies Co. Ltd. Class A	27,017	152
	Suzhou Secote Precision Electronic Co. Ltd. Class A	20,860	152
	Baimtec Material Co. Ltd. Class A	15,841	152
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	289,500	151
	Electric Connector Technology Co. Ltd. Class A	24,500	150
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	150
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	162,200	150
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	150
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	150
*	InventisBio Co. Ltd. Class A	40,658	150
*	Youdao Inc. ADR	14,330	149
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	149
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	149
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	149
	INESA Intelligent Tech Inc. Class A	49,000	149
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	10,600	149
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	148
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	148
	iRay Group Class A	8,705	148

		Shares	Market Value ($000)
	Shanghai M&G Stationery Inc. Class A	36,900	147
	Hengbao Co. Ltd. Class A	57,700	147
*,1	Adicon Holdings Ltd.	218,500	147
	Luoniushan Co. Ltd. Class A	120,110	146
	Dongguan Development Holdings Co. Ltd. Class A	92,200	146
	Moon Environment Technology Co. Ltd. Class A	63,180	146
*	Greatoo Intelligent Equipment Inc. Class A	131,600	146
*	C*Core Technology Co. Ltd. Class A	28,050	146
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	145
*	Doushen Beijing Education & Technology Inc. Class A	141,500	145
	Guangdong Aofei Data Technology Co. Ltd. Class A	42,500	145
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	43,000	145
	Shenzhen Bluetrum Technology Co. Ltd. Class A	7,161	145
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	144
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	144
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	144
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	144
	CNOOC Energy Technology & Services Ltd. Class A	221,900	144
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	144
*	Sanwei Holding Group Co. Ltd. Class A	88,600	144
	Hefei Chipmore Technology Co. Ltd. Class A	66,913	144
	Lao Feng Xiang Co. Ltd. Class A	21,700	143
*	Tibet Tianlu Co. Ltd. Class A	92,100	143
	Betta Pharmaceuticals Co. Ltd. Class A	21,100	143
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	143
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	143
	Dongfang Electronics Co. Ltd. Class A	75,400	143
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	142
	Xiamen Xiangyu Co. Ltd. Class A	116,103	142
	Winner Medical Co. Ltd. Class A	27,900	142
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	142
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	27,400	142
*	Hytera Communications Corp. Ltd. Class A	90,200	141
	First Capital Securities Co. Ltd. Class A	141,900	141
[2]	Zhou Hei Ya International Holdings Co. Ltd.	672,500	141
	Xianhe Co. Ltd. Class A	39,900	141
*	Porton Pharma Solutions Ltd. Class A	39,997	141
	Sino Biological Inc. Class A	13,097	141
	OPT Machine Vision Tech Co. Ltd. Class A	8,144	141
	Guangzhou Port Co. Ltd. Class A	276,000	141
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	22,249	141
	BBMG Corp. Class H	1,331,000	140
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	140
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	140
	Shenzhen Expressway Corp. Ltd. Class A	106,900	140
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	140
	Bloomage Biotechnology Corp. Ltd. Class A	21,694	140
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	140
	Jiangxi Ganneng Co. Ltd. Class A	90,200	140
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	140
*	Shenzhen Mason Technologies Co. Ltd. Class A	60,900	140
	Xiamen Faratronic Co. Ltd. Class A	8,900	139
	Bank of Zhengzhou Co. Ltd. Class A	507,361	139
*,1	Yeahka Ltd.	135,200	139
	Huali Industrial Group Co. Ltd. Class A	20,079	139
	State Grid Yingda Co. Ltd. Class A	144,300	139
	Transfar Zhilian Co. Ltd. Class A	143,400	138
	Sichuan Development Lomon Co. Ltd. Class A	77,900	138
*	Bestway Marine & Energy Technology Co. Ltd. Class A	118,400	138
*	Digital China Information Service Co. Ltd. Class A	59,300	137
[1,2]	Jiumaojiu International Holdings Ltd.	500,000	137
	Shanxi Coking Co. Ltd. Class A	205,090	137
	Goke Microelectronics Co. Ltd. Class A	6,700	137
	Triumph Science & Technology Co. Ltd. Class A	65,600	137
	Jiayou International Logistics Co. Ltd. Class A	69,300	137
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	136
*	NavInfo Co. Ltd. Class A	89,500	136
*	Wanda Film Holding Co. Ltd. Class A	80,000	136
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	136
*	Sinocelltech Group Ltd. Class A	22,616	136

		Shares	Market Value ($000)
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	136
*,2	JS Global Lifestyle Co. Ltd.	589,000	135
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	135
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	135
	Shanghai Chinafortune Co. Ltd. Class A	56,500	135
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	135
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	135
	Tianneng Battery Group Co. Ltd. Class A	27,768	135
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	135
	Inner Mongolia Berun Chemical Co. Ltd. Class A	110,100	134
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	44,500	134
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	134
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	134
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	134
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	134
	Amoy Diagnostics Co. Ltd. Class A	42,200	133
	Skyworth Digital Co. Ltd. Class A	79,300	133
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	133
	Grandblue Environment Co. Ltd. Class A	31,200	133
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	133
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	133
	Zhende Medical Co. Ltd. Class A	13,400	133
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	133
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	88,500	133
	Jilin Electric Power Co. Ltd. Class A	135,100	132
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	46,400	132
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	132
*	BOE HC SemiTek Corp.	109,900	132
*	Gosuncn Technology Group Co. Ltd. Class A	143,400	132
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	74,800	132
	Capital Securities Co. Ltd. Class A	51,400	132
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	131
	BBMG Jidong Cement Group Co. Ltd. Class A	182,800	131
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	131
	Sichuan Jiuzhou Electric Co. Ltd. Class A	58,300	131
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	131
	Ningbo Yongxin Optics Co. Ltd. Class A	8,700	131
	Weifu High-Technology Group Co. Ltd. Class B	70,000	130
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	95,414	130
*	BGI Genomics Co. Ltd. Class A	17,900	130
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	130
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	130
	CECEP Wind-Power Corp. Class A	293,280	130
	Sinosoft Co. Ltd. Class A	46,232	130
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	130
	Shanghai Beite Technology Co. Ltd. Class A	16,300	130
	Digital China Holdings Ltd.	377,499	129
	By-health Co. Ltd. Class A	73,300	129
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	17,160	129
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	128
*	Jihua Group Corp. Ltd. Class A	268,300	128
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	127
	Concord New Energy Group Ltd.	3,100,000	127
	Opple Lighting Co. Ltd. Class A	43,600	127
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	127
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	127
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	122,800	127
	Sino-Platinum Metals Co. Ltd. Class A	38,532	127
	Chinalin Securities Co. Ltd. Class A	48,700	127
*	Ningbo Shanshan Co. Ltd. Class A	68,800	127
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	10,206	127
	Zhongmin Energy Co. Ltd. Class A	152,200	127
*	Anyang Iron & Steel Inc. Class A	348,700	127
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	127
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	126
	TDG Holdings Co. Ltd. Class A	64,500	126
	Huatu Cendes Co. Ltd. Class A	11,300	126
	Zhejiang Wanma Co. Ltd. Class A	52,100	125
	Weifu High-Technology Group Co. Ltd. Class A	40,800	125
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	20,800	125

		Shares	Market Value ($000)
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	125
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	121,900	125
	Jack Technology Co. Ltd. Class A	19,500	125
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	124
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	124
	Innovation New Material Technology Co. Ltd. Class A	183,300	124
	Shanghai SMI Holding Co. Ltd. Class A	162,900	124
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	124
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	124
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	124
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,000	124
	Jizhong Energy Resources Co. Ltd. Class A	152,500	123
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	123
[1]	Zhongyu Energy Holdings Ltd.	338,000	123
	Shandong Hi-speed Co. Ltd. Class A	85,500	123
*	China Express Airlines Co. Ltd. Class A	81,473	123
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	123
	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	122
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	122
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	122
*	HyUnion Holding Co. Ltd. Class A	97,200	122
	Beyondsoft Corp. Class A	60,700	122
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	15,774	122
	Guangzhou Development Group Inc. Class A	118,600	122
*	Offcn Education Technology Co. Ltd. Class A	297,600	121
	Digital China Group Co. Ltd. Class A	22,200	121
	Levima Advanced Materials Corp. Class A	39,400	121
	Henan Liliang Diamond Co. Ltd. Class A	21,120	121
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	121
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	40,600	121
	Explosive Co. Ltd. Class A	59,500	121
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	120
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	120
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	119
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	119
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	119
	5I5J Holding Group Co. Ltd. Class A	248,654	119
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	119
	Nanjing Pharmaceutical Group Co. Ltd. Class A	149,700	119
*	BAIC Foton Motor Co. Ltd. Class A	280,300	119
*	HealthyWay Inc.	193,500	119
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	118
	IReader Technology Co. Ltd. Class A	33,200	118
	DBG Technology Co. Ltd. Class A	33,200	118
	Beijing United Information Technology Co. Ltd. Class A	30,196	118
	China World Trade Center Co. Ltd. Class A	39,900	118
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	118
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	118
	Ferrotec Anhui Technology Development Co. Ltd. Class A	20,000	118
	Shenzhen Aisidi Co. Ltd. Class A	63,700	117
*	Angang Steel Co. Ltd. Class A	308,400	117
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	95,689	117
*	Guocheng Mining Co. Ltd. Class A	30,854	117
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	117
*,2	AInnovation Technology Group Co. Ltd. Class H	159,000	117
	Ningbo Boway Alloy Material Co. Ltd. Class A	41,500	117
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	117
	Sonoscape Medical Corp. Class A	29,000	116
	Tinergy Chemical Co. Ltd. Class A	154,425	116
	Jiangsu Azure Corp. Class A	47,400	116
	Arcsoft Corp. Ltd. Class A	15,815	116
	Jade Bird Fire Co. Ltd. Class A	71,388	116
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	44,798	116
*	Jiangsu General Science Technology Co. Ltd. Class A	171,500	116
	Rizhao Port Co. Ltd. Class A	254,400	116
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	33,500	116
	BOE Varitronix Ltd.	184,527	115
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	115
	Gansu Energy Chemical Co. Ltd. Class A	321,500	115
	Baoji Titanium Industry Co. Ltd. Class A	21,028	115

		Shares	Market Value ($000)
*	Nanjing Tanker Corp. Class A	216,800	115
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	115
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	115
*	Insigma Technology Co. Ltd. Class A	75,100	115
	Guangdong Mingyang Electric Co. Ltd. Class A	18,100	115
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	114
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	114
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	114
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	114
*	IRICO Display Devices Co. Ltd. Class A	117,500	114
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	113
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	113
*	Shanghai STEP Electric Corp. Class A	48,900	113
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	31,200	113
	Sealand Securities Co. Ltd. Class A	182,770	112
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	112
	Guizhou Chanhen Chemical Corp. Class A	18,600	112
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	112
	Anhui Kouzi Distillery Co. Ltd. Class A	26,300	111
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	111
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	111
*	Fujian Snowman Group Co. Ltd. Class A	39,200	111
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	111
	China Sports Industry Group Co. Ltd. Class A	81,200	111
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	111
	Autobio Diagnostics Co. Ltd. Class A	20,815	110
	Maccura Biotechnology Co. Ltd. Class A	62,700	110
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	110
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	110
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	110
	Tibet Mineral Development Co. Ltd. Class A	28,600	110
	Guangdong Electric Power Development Co. Ltd. Class B	433,520	109
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	109
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	109
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	109
	Jinghua Pharmaceutical Group Co. Ltd. Class A	98,800	109
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	109
	Fujian Expressway Development Co. Ltd. Class A	198,000	109
*	Bio-Thera Solutions Ltd. Class A	32,280	109
	Fujian Funeng Co. Ltd. Class A	82,244	108
*	Sino GeoPhysical Co. Ltd. Class A	24,000	108
	Xuji Electric Co. Ltd. Class A	25,200	108
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	108
	IKD Co. Ltd. Class A	39,200	108
	Wangfujing Group Co. Ltd. Class A	51,900	108
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	108
	Zhuhai Port Co. Ltd. Class A	136,800	108
	Shenzhen SED Industry Co. Ltd. Class A	36,000	108
	XGD Inc. Class A	28,300	108
	Arctech Solar Holding Co. Ltd. Class A	16,682	108
*	Guangdong DFP New Material Group Co. Ltd.	180,000	108
	China CAMC Engineering Co. Ltd. Class A	84,700	107
*	Easyhome New Retail Group Co. Ltd.Class A	238,400	107
	Sansure Biotech Inc. Class A	36,489	107
	Lingyun Industrial Corp. Ltd. Class A	64,090	107
*	SPIC Hydropower Co. Ltd. Class A	55,600	107
*	Alpha Group Class A	79,000	106
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	106
	Fibocom Wireless Inc. Class A	25,398	106
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	106
	Fangda Carbon New Material Co. Ltd. Class A	128,935	106
	Guangdong Advertising Group Co. Ltd. Class A	61,100	106
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	106
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	105
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	105
*	Beijing Relpow Technology Co. Ltd. Class A	25,500	105
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	59,400	105
*	ApicHope Pharmaceutical Group Co. Ltd.	21,700	105
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	92,600	105
	Shanghai Bailian Group Co. Ltd. Class B	193,500	104

		Shares	Market Value ($000)
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	104
	China South Publishing & Media Group Co. Ltd. Class A	65,600	104
	Jingjin Equipment Inc. Class A	35,880	104
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	104
	Jiangxi Hongcheng Environment Co. Ltd. Class A	75,300	104
*	Bringspring Science & Technology Co. Ltd. Class A	41,600	104
	Shandong Publishing & Media Co. Ltd. Class A	77,700	103
	Era Co. Ltd. Class A	158,700	103
	China Railway Materials Co. Ltd. Class A	244,900	103
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	103
	Shenzhen Noposin Crop Science Co. Ltd. Class A	62,000	103
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	103
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	103
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,200	103
	Jiangsu Shagang Co. Ltd. Class A	123,500	102
	Shenzhen Energy Group Co. Ltd. Class A	104,400	102
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	102
	Hainan Strait Shipping Co. Ltd. Class A	66,924	102
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	102
	COFCO Capital Holdings Co. Ltd. Class A	62,300	102
	Southwest Securities Co. Ltd. Class A	155,100	102
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	102
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	102
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	102
	Xinjiang Joinworld Co. Ltd. Class A	78,200	102
	Shenzhen Hopewind Electric Co. Ltd. Class A	23,900	102
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	41,500	102
	Xiamen ITG Group Corp. Ltd. Class A	100,000	101
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	101
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	101
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	101
*	Jinbei Automotive Co. Ltd. Class A	149,400	101
	Yantai China Pet Foods Co. Ltd. Class A	14,100	101
*	Sinopec Oilfield Service Corp. Class H	806,000	100
	Kaishan Group Co. Ltd. Class A	40,700	100
	Shanghai Pret Composites Co. Ltd. Class A	38,400	100
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	100
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	100
	Shanghai AtHub Co. Ltd. Class A	18,650	100
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	100
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	9,878	100
	Jinlei Technology Co. Ltd. Class A	25,300	100
*	Hainan Haide Capital Management Co. Ltd. Class A	119,045	100
*	Nations Technologies Inc. Class A	29,700	100
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	100
*	Hainan Haiyao Co. Ltd. Class A	107,400	100
	Guotai Epoint Software Co. Ltd. Class A	24,469	100
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	246,100	100
	Toly Bread Co. Ltd. Class A	125,000	99
	Guomai Technologies Inc. Class A	62,300	99
*	Tianma Microelectronics Co. Ltd. Class A	71,200	99
*	Bohai Leasing Co. Ltd. Class A	154,100	99
	China Tianying Inc. Class A	112,100	99
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	99
	Foryou Corp. Class A	21,600	99
*,1	Gemdale Properties & Investment Corp. Ltd.	4,264,000	98
	Chow Tai Seng Jewellery Co. Ltd. Class A	53,400	98
	Anhui Expressway Co. Ltd. Class A	47,200	98
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	49,790	98
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	98
	FESCO Group Co. Ltd. Class A	36,500	98
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	97
	Weaver Network Technology Co. Ltd. Class A	10,200	97
*	Guangdong Topstar Technology Co. Ltd. Class A	22,300	97
	Liaoning Energy Industry Co. Ltd. Class A	170,700	97
[3]	Hainan Mining Co. Ltd. Class A	53,900	97
*	Gemdale Corp. Class A	206,200	96
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	96
	GCL Energy Technology Co. Ltd. Class A	63,900	96
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	96

		Shares	Market Value ($000)
*	Chengdu Guoguang Electric Co. Ltd. Class A	6,445	96
	Southern Publishing & Media Co. Ltd. Class A	44,000	96
*	Huaihe Energy Group Co. Ltd. Class A	195,800	96
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	95
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	95
	Lakala Payment Co. Ltd. Class A	25,100	95
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	63,300	95
	Xiamen Bank Co. Ltd. Class A	94,700	95
*	Nuode New Materials Co. Ltd. Class A	95,990	95
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	95
	Hexing Electrical Co. Ltd. Class A	16,700	94
	Shantui Construction Machinery Co. Ltd. Class A	52,700	94
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	94
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	94
*	Shenzhen Baoming Technology Co. Ltd. Class A	12,200	94
*,3	EFORT Intelligent Robot Co. Ltd.	28,792	94
	China National Accord Medicines Corp. Ltd. Class A	24,700	93
	Innuovo Technology Co. Ltd. Class A	62,800	93
	Changzhou Qianhong Biopharma Co. Ltd. Class A	81,300	93
	Black Peony Group Co. Ltd. Class A	67,000	93
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	93
	Henan Lingrui Pharmaceutical Co. Class A	29,500	93
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	22,778	93
	Shanghai Fortune Techgroup Co. Ltd. Class A	33,100	93
	Zhejiang Supor Co. Ltd. Class A	14,795	92
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	92
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	92
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	92
	Nanjing Les Information Technology Co. Ltd. Class A	9,316	92
	China Lilang Ltd.	213,000	91
	Zhefu Holding Group Co. Ltd. Class A	130,600	91
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	23,400	91
	Shenzhen Topband Co. Ltd. Class A	49,300	91
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	91
	Beijing Wandong Medical Technology Co. Ltd. Class A	39,700	91
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	90
*	Visionox Technology Inc. Class A	72,298	90
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	90
	TangShan Port Group Co. Ltd. Class A	145,900	90
*	Roshow Technology Co. Ltd. Class A	72,900	90
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	90
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	90
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	90
	China Kings Resources Group Co. Ltd. Class A	31,556	90
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	90
*	Guoguang Electric Co. Ltd. Class A	45,100	90
*	SOHO China Ltd.	1,319,000	89
	Beijing Jetsen Technology Co. Ltd. Class A	102,600	89
	STO Express Co. Ltd. Class A	48,400	89
	JSTI Group Class A	81,300	89
	Bank of Qingdao Co. Ltd. Class A	118,500	89
	Three Squirrels Inc. Class A	26,000	89
	NYOCOR Co. Ltd. Class A	103,900	89
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	89
	Sinotrans Ltd. Class A	102,500	88
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	47,700	88
	Nanjing Cosmos Chemical Co. Ltd. Class A	44,800	88
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	88
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	87
	Taiji Computer Corp. Ltd. Class A	25,119	87
*	Genimous Technology Co. Ltd. Class A	64,200	87
	Shanghai Jahwa United Co. Ltd. Class A	28,900	87
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	87
*	GCL System Integration Technology Co. Ltd. Class A	181,900	86
	JiuGui Liquor Co. Ltd. Class A	10,500	86
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	86
	Fujian Star-net Communication Co. Ltd. Class A	20,600	85
	YGSOFT Inc. Class A	92,102	85
	Harbin Boshi Automation Co. Ltd. Class A	36,142	85
	Shanghai Yaoji Technology Co. Ltd. Class A	22,600	85

		Shares	Market Value ($000)
	Guangdong Tapai Group Co. Ltd. Class A	59,300	84
	Zhejiang Jingu Co. Ltd. Class A	48,800	84
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	84
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	84
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	84
	Topchoice Medical Corp. Class A	12,598	83
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	83
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	82
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	82
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	82
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	82
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	82
*	INKON Life Technology Co. Ltd. Class A	49,900	82
	Nanjing Gaoke Co. Ltd. Class A	63,000	82
*	CETC Chips Technology Inc. Class A	26,000	82
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	81
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	81
	Longshine Technology Group Co. Ltd. Class A	32,400	81
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	81
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	81
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	81
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	80
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	80
	Sichuan Swellfun Co. Ltd. Class A	13,300	80
	Xinhuanet Co. Ltd. Class A	22,100	80
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	80
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	80
*	Piesat Information Technology Co. Ltd. Class A	15,556	80
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	79
	Songcheng Performance Development Co. Ltd. Class A	64,640	79
	PhiChem Corp. Class A	19,700	79
	Infore Environment Technology Group Co. Ltd. Class A	78,200	79
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	79
	Shanghai Vital Microtech Co. Ltd. Class A	29,128	79
	DongFeng Automobile Co. Ltd. Class A	79,200	79
	Chongqing Water Group Co. Ltd. Class A	117,945	78
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	78
	CTS International Logistics Corp. Ltd. Class A	90,900	78
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	78
	Fujian Sunner Development Co. Ltd. Class A	31,200	77
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	77
	Northeast Securities Co. Ltd. Class A	58,700	77
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	77
*	Top Resource Energy Co. Ltd. Class A	92,000	77
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	74,600	77
*	CSG Smart Science&Technology Co. Ltd. Class A	46,400	76
	Zhejiang Runtu Co. Ltd. Class A	42,200	76
	Shanxi Securities Co. Ltd. Class A	87,770	76
	Beijing Strong Biotechnologies Inc. Class A	39,900	76
*	Beijing eGOVA Co. Ltd. Class A	35,592	76
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	76
*	Wonders Information Co. Ltd. Class A	78,300	76
*	Oriental Energy Co. Ltd. Class A	61,400	76
*	GoodWe Technologies Co. Ltd. Class A	6,307	76
	Hualan Biological Bacterin Inc. Class A	24,200	76
	Renhe Pharmacy Co. Ltd. Class A	87,200	75
*	Hangjin Technology Co. Ltd. Class A	23,800	75
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	75
	KPC Pharmaceuticals Inc. Class A	41,500	75
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	75
	Wuxi NCE Power Co. Ltd. Class A	11,250	75
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	75
	Kidswant Children Products Co. Ltd. Class A	48,900	75
	Gambol Pet Group Co. Ltd. Class A	7,800	75
	Focused Photonics Hangzhou Inc. Class A	33,100	74
	Windey Energy Technology Group Co. Ltd. Class A	26,300	74
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	73
	Beibuwan Port Co. Ltd. Class A	51,700	73
*	Jiangxi Special Electric Motor Co. Ltd. Class A	54,900	73
*	Shanghai Milkground Food Tech Co. Ltd. Class A	22,100	73

		Shares	Market Value ($000)
	Sinofibers Technology Co. Ltd. Class A	11,200	72
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	72
*	China Fortune Land Development Co. Ltd. Class A	319,400	72
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	72
	China Railway Special Cargo Logistics Co. Ltd. Class A	118,500	72
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	71
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	71
	Wasu Media Holding Co. Ltd. Class A	56,761	71
	Shenzhen Gas Corp. Ltd. Class A	71,700	71
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	71
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	71
	Guangdong Marubi Biotechnology Co. Ltd. Class A	15,600	71
	Yotrio Group Co. Ltd. Class A	127,800	70
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	70
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	70
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,013	70
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	70
	INESA Intelligent Tech Inc. Class B	98,400	69
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	69
*	Wondershare Technology Group Co. Ltd. Class A	5,174	69
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	69
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	69
*	TRS Information Technology Corp. Ltd. Class A	21,100	69
	Focus Technology Co. Ltd. Class A	9,300	69
	Jiangsu Lianyungang Port Co. Ltd. Class A	89,300	69
*	Venustech Group Inc. Class A	33,500	68
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	68
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	68
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	68
	Ligao Foods Co. Ltd. Class A	10,500	68
	Norinco International Cooperation Ltd. Class A	37,300	68
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	68
*	Hiconics Eco-energy Technology Co. Ltd. Class A	68,500	68
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	68
	Cangzhou Dahua Co. Ltd. Class A	20,800	68
*	Ourpalm Co. Ltd. Class A	77,300	67
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	67
	China CYTS Tours Holding Co. Ltd. Class A	46,800	67
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	67
	Qingdao Gaoce Technology Co. Ltd. Class A	32,786	67
*	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	67
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	67
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	67
	Air China Cargo Co. Ltd. Class A	78,055	67
	Shaanxi International Trust Co. Ltd. Class A	128,100	66
	Guangdong Goworld Co. Ltd. Class A	32,200	66
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	66
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	66
*	Beijing North Star Co. Ltd. Class A	257,800	66
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	66
	Fujian Boss Software Development Co. Ltd. Class A	34,700	66
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	65
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	65
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	64
	MLS Co. Ltd. Class A	45,400	64
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	64
	Fuan Pharmaceutical Group Co. Ltd. Class A	99,300	64
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	63
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	63
	Caida Securities Co. Ltd. Class A	64,300	63
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	63
	Chengzhi Co. Ltd. Class A	47,400	62
	Huaxi Securities Co. Ltd. Class A	47,000	62
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	62
*,1	Guangzhou R&F Properties Co. Ltd. Class H	841,400	61
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	61
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	61
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	61
*	Hwa Create Co. Ltd. Class A	15,600	61
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	61

		Shares	Market Value ($000)
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	61
	BTG Hotels Group Co. Ltd. Class A	24,600	61
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	61
	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	61
	Youngy Co. Ltd. Class A	7,800	61
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	61
	Yangling Metron New Material Inc. Class A	25,200	61
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	60
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	60
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	60
	Jafron Biomedical Co. Ltd. Class A	20,770	60
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	60
	Shanghai Haixin Group Co. Class B	210,800	59
	China Merchants Port Group Co. Ltd. Class A	20,700	59
	Wuhu Token Science Co. Ltd. Class A	64,400	59
*	Dongjiang Environmental Co. Ltd. Class A	86,300	59
	Gaona Aero Material Co. Ltd. Class A	20,320	59
	Xiamen Kingdomway Group Co. Class A	21,600	59
	China West Construction Group Co. Ltd. Class A	67,200	59
	China Meidong Auto Holdings Ltd.	318,000	59
	Yusys Technologies Co. Ltd. Class A	18,080	59
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	59
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	59
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	58
	CSG Holding Co. Ltd. Class A	86,700	58
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	58
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	37,500	58
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	58
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	58
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	58
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	57
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	57
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	57
	Shenzhen Desay Battery Technology Co. Class A	14,891	56
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	56
*	Hongyuan Green Energy Co. Ltd. Class A	14,085	56
	Huangshan Tourism Development Co. Ltd. Class B	77,426	55
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	55
*	Guangdong Golden Dragon Development Inc. Class A	32,500	55
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	55
*	Beijing Capital Development Co. Ltd. Class A	68,400	55
	Pylon Technologies Co. Ltd. Class A	6,304	55
*	Konka Group Co. Ltd. Class A	75,700	54
	Jiangling Motors Corp. Ltd. Class A	20,700	54
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	54
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	54
	Ovctek China Inc. Class A	23,797	54
	Chongqing Department Store Co. Ltd. Class A	15,300	54
*	CanSino Biologics Inc. Class A	5,480	54
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	53
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	53
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	53
*	Polaris Bay Group Co. Ltd. Class A	54,100	53
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	53
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	53
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	52
	Wuxi Boton Technology Co. Ltd. Class A	15,600	52
	CSSC Science & Technology Co. Ltd. Class A	31,700	52
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	52
	Edifier Technology Co. Ltd. Class A	29,474	52
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	52
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	52
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	52
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	52
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	51
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	51
	ZWSOFT Co. Ltd. Guangzhou Class A	5,174	51
	Sichuan Injet Electric Co. Ltd. Class A	6,200	51
	ORG Technology Co. Ltd. Class A	59,500	50
*	Huafu Fashion Co. Ltd. Class A	82,600	50

		Shares	Market Value ($000)
	Sinocare Inc. Class A	19,800	50
	Jinneng Science&Technology Co. Ltd. Class A	49,200	50
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	50
	Riyue Heavy Industry Co. Ltd. Class A	25,200	50
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	50
	Yunnan Energy Investment Co. Ltd. Class A	29,500	50
	Beijing Originwater Technology Co. Ltd. Class A	84,279	49
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	49
*	Zhuhai Zhumian Group Co. Ltd.	50,900	49
	Three's Co. Media Group Co. Ltd. Class A	8,265	49
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	49
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	49
	Chengdu RML Technology Co. Ltd. Class A	6,160	49
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	49
*	Zotye Automobile Co. Ltd. Class A	105,700	49
	China National Accord Medicines Corp. Ltd. Class B	26,988	48
	Suning Universal Co. Ltd. Class A	142,700	48
	Sanquan Food Co. Ltd. Class A	28,160	48
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	48
	CETC Digital Technology Co. Ltd. Class A	11,960	48
*	Shanghai AJ Group Co. Ltd. Class A	67,600	48
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	48
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	48
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	47
	Guangdong South New Media Co. Ltd. Class A	7,200	47
	Shenzhen Leaguer Co. Ltd. Class A	30,200	47
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	47
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	47
*	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	47
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	46
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	46
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	46
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	46
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	46
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,300	46
*	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	46
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	46
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	46
*	Beijing North Star Co. Ltd. Class H	442,000	45
*	COFCO Biotechnology Co. Ltd. Class A	46,600	45
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	45
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	45
	City Development Environment Co. Ltd. Class A	22,100	45
	Qinhuangdao Port Co. Ltd. Class A	86,400	45
	Appotronics Corp. Ltd. Class A	18,165	45
	Joyoung Co. Ltd. Class A	29,337	44
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	44
	Luenmei Quantum Co. Ltd. Class A	43,800	44
	Dian Diagnostics Group Co. Ltd. Class A	12,600	43
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	43
	Sino Wealth Electronic Ltd. Class A	9,075	43
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	43
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	43
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	14,100	43
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	43
*	Youzu Interactive Co. Ltd. Class A	24,100	42
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	42
	Foran Energy Group Co. Ltd. Class A	20,538	42
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	42
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	41
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	41
	Guizhou Gas Group Corp. Ltd. Class A	41,100	41
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	41
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	41
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	41
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	40
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	40
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	40
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	40
*	B-Soft Co. Ltd. Class A	50,960	40

		Shares	Market Value ($000)
	Topsec Technologies Group Inc. Class A	31,400	40
	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	40
	Double Medical Technology Inc. Class A	5,500	40
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	40
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	40
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	40
*	Yibin Tianyuan Group Co. Ltd. Class A	46,394	40
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	40
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	39
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	39
*	Archermind Technology Co. Ltd. Class A	6,110	39
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	38
	Qianhe Condiment & Food Co. Ltd. Class A	26,020	38
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	38
	Wencan Group Co. Ltd. Class A	12,900	38
	Hoymiles Power Electronics Inc. Class A	2,553	38
	Yabao Pharmaceutical Group Co. Ltd. Class A	38,900	38
	Fushun Special Steel Co. Ltd. Class A	39,900	38
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	37
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	37
	Camel Group Co. Ltd. Class A	26,910	37
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	36
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	36
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	36
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	36
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	36
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	36
	Hangzhou Onechance Tech Corp. Class A	5,800	36
	China Science Publishing & Media Ltd. Class A	12,000	36
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	36
	Shanghai Huayi Group Co. Ltd. Class B	63,200	35
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	35
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	35
	Bright Dairy & Food Co. Ltd. Class A	30,100	35
	Cheng De Lolo Co. Ltd. Class A	27,440	34
*	Daan Gene Co. Ltd. Class A	35,360	34
	Jiajiayue Group Co. Ltd. Class A	18,300	34
*	Financial Street Holdings Co. Ltd. Class A	81,700	33
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	33
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	33
*,3	China South City Holdings Ltd.	2,326,695	32
	Sumavision Technologies Co. Ltd. Class A	36,400	32
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	32
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	32
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	32
	Luyang Energy-Saving Materials Co. Ltd.	16,600	32
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	32
	Suofeiya Home Collection Co. Ltd. Class A	14,600	31
	NanJi E-Commerce Co. Ltd. Class A	66,500	31
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	31
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	31
	Hunan Aihua Group Co. Ltd. Class A	12,000	31
*	Shanghai Medicilon Inc. Class A	3,647	31
*	Xian International Medical Investment Co. Ltd. Class A	43,200	30
	Huaxia Eye Hospital Group Co. Ltd. Class A	11,200	30
*	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	30
	Lier Chemical Co. Ltd. Class A	11,340	29
	Shandong Lukang Pharma Class A	21,600	29
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	28
*	Shanying International Holding Co. Ltd. Class A	119,600	28
*	Beijing VRV Software Corp. Ltd. Class A	27,800	27
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	27
*	ADAMA Ltd. Class A	30,100	27
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	27
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	26
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	26
	Lancy Co. Ltd. Class A	9,800	26
*	KBC Corp. Ltd. Class A	6,258	26
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	26
	YanTai Shuangta Food Co. Ltd. Class A	32,900	25

		Shares	Market Value ($000)
	Bear Electric Appliance Co. Ltd. Class A	4,000	25
*	YaGuang Technology Group Co. Ltd. Class A	24,900	25
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	25
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	25
	Huapont Life Sciences Co. Ltd. Class A	30,400	24
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	24
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	24
*	PCI Technology Group Co. Ltd. Class A	23,100	23
*	Client Service International Inc. Class A	9,400	23
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	22
	CMST Development Co. Ltd. Class A	25,600	22
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	22
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	22
*	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	21
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	21
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	21
*	World Union Group Inc. Class A	50,700	20
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	20
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	20
*	Hongbo Co. Ltd. Class A	7,900	18
*	Bright Eye Hospital Group Co. Ltd. Class A	3,600	18
	FAWER Automotive Parts Co. Ltd. Class A	21,400	17
*	Blue Sail Medical Co. Ltd. Class A	20,400	17
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	17
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	17
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	13
	Shandong Head Co. Ltd. Class A	5,200	13
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	12
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	12
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	11
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	11
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
*	Dongjiang Environmental Co. Ltd. Class H	27,100	8
*,3	Orient Group Inc. Class A	92,500	5
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	—
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,2	Red Star Macalline Group Corp. Ltd. Class H	400	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	—
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	—
			2,640,150
Colombia (0.0%)
	Grupo Cibest SA ADR	72,838	5,947
	Interconexion Electrica SA ESP	323,582	2,652
	Cementos Argos SA	380,896	1,424
[1]	Ecopetrol SA ADR	108,766	1,367
	Ecopetrol SA	971,880	605
	Grupo Cibest SA	22,068	499
			12,494
Czech Republic (0.0%)
	CEZ A/S	104,790	6,025
	Komercni banka A/S	49,305	2,988
[2]	Moneta Money Bank A/S	192,284	1,930
	Colt CZ Group SE	8,390	340
	Doosan Skoda Power AS	10,278	214
			11,497
Denmark (0.4%)
	Novo Nordisk A/S Class B	2,390,650	141,955
	DSV A/S	143,169	40,257
	Danske Bank A/S	477,632	24,334
	Vestas Wind Systems A/S	758,880	23,003
	Novonesis (Novozymes) B Class B	267,606	16,397
*	Genmab A/S	47,433	15,453
	Coloplast A/S Class B	104,344	8,895
	Carlsberg A/S Class B	65,316	8,880

		Shares	Market Value ($000)
[1]	AP Moller - Maersk A/S Class B	3,138	7,759
*,2	Orsted A/S	339,201	7,630
	Tryg A/S	213,974	5,200
*	NKT A/S	39,070	5,110
	Pandora A/S	59,707	4,833
	Ringkjoebing Landbobank A/S	17,832	4,495
	Jyske Bank A/S (Registered)	30,561	4,447
[1]	AP Moller - Maersk A/S Class A	1,794	4,399
	ISS A/S	103,674	3,932
	AL Sydbank	38,750	3,509
*	Zealand Pharma A/S	51,780	3,463
*	ALK-Abello A/S	100,600	3,324
	Royal Unibrew A/S	35,025	3,300
	FLSmidth & Co. A/S	34,155	2,928
*	Demant A/S	58,423	2,045
	ROCKWOOL A/S Class B	54,250	1,832
	Per Aarsleff Holding A/S	12,089	1,724
*	Bavarian Nordic A/S	55,624	1,695
*,2	Netcompany Group A/S	31,271	1,650
*	GN Store Nord A/S	92,526	1,624
	Alm Brand A/S	524,793	1,452
	Ambu A/S Class B	94,058	1,275
	Chemometec A/S	12,446	1,203
	H Lundbeck A/S	159,242	1,068
	TORM plc Class A	42,080	1,034
	Schouw & Co. A/S	8,563	904
	D/S Norden A/S	13,569	613
	UIE plc	8,388	501
[2]	Scandinavian Tobacco Group A/S	28,791	448
*	Dfds A/S	21,753	341
*	NTG Nordic Transport Group A/S	10,464	320
	H Lundbeck A/S Class A	52,636	307
	Gubra A/S	3,422	246
			363,785
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	1,909,658	5,443
	Talaat Moustafa Group	521,409	961
	Eastern Co. SAE	1,074,002	865
	Telecom Egypt Co.	373,125	624
*	EFG Holding SAE	992,244	609
*	Fawry for Banking & Payment Technology Services SAE	1,156,785	422
			8,924
Finland (0.3%)
	Nordea Bank Abp (XHEL)	2,429,709	46,943
	Nokia OYJ	3,801,437	24,485
	Sampo OYJ Class A (XHEL)	1,719,763	19,179
	Kone OYJ Class B	236,163	16,972
	Wartsila OYJ Abp	353,094	14,314
	UPM-Kymmene OYJ	449,172	12,392
	Metso OYJ	518,522	10,137
	Neste OYJ	299,509	7,651
	Fortum OYJ	305,481	7,216
	Orion OYJ Class B	79,169	6,547
	Elisa OYJ	134,895	5,967
	Konecranes OYJ	47,018	5,537
	Stora Enso OYJ Class R	414,595	4,773
	Kesko OYJ Class B	176,896	4,474
	Valmet OYJ	100,543	3,445
	Mandatum OYJ	302,109	2,464
	Huhtamaki OYJ	60,119	2,110
	Kemira OYJ	81,484	1,917
	TietoEVRY OYJ (XHEL)	66,807	1,450
	Hiab OYJ	24,362	1,448
	Outokumpu OYJ	246,677	1,385
	Kalmar OYJ Class B	25,802	1,319
	Sampo OYJ Class A	115,230	1,286
*	Kojamo OYJ	103,130	1,166
	Nokian Renkaat OYJ	89,666	1,150
[2]	Terveystalo OYJ	56,750	682

		Shares	Market Value ($000)
	Sanoma OYJ	38,160	437
*	QT Group OYJ	12,989	408
*	YIT OYJ	90,924	333
	Metsa Board OYJ Class B	92,675	288
	Revenio Group OYJ	11,637	277
	Tokmanni Group Corp.	26,264	240
	Citycon OYJ	38,860	175
	Finnair OYJ	46,503	163
			208,730
France (2.1%)
	LVMH Moet Hennessy Louis Vuitton SE	191,247	123,432
	Schneider Electric SE	406,272	116,479
	TotalEnergies SE (TQEX)	1,381,923	100,505
	Airbus SE	437,297	100,119
	Safran SA	260,042	92,911
	BNP Paribas SA	743,368	80,382
	Sanofi SA	804,445	75,878
	EssilorLuxottica SA	215,935	66,010
	Hermes International SCA	25,506	61,367
	AXA SA	1,255,886	57,267
	Vinci SA	372,625	53,578
	Societe Generale SA	532,871	46,695
*	Air Liquide SA Loyalty Shares	220,389	41,271
*	L'Oreal SA Loyalty Shares	88,693	40,749
	Danone SA	475,867	37,289
	Cie de Saint-Gobain SA	345,628	34,115
	Legrand SA	188,826	30,148
	Orange SA	1,594,266	29,637
	Air Liquide SA (XPAR)	141,077	26,418
	L'Oreal SA (XPAR)	57,379	26,362
	Thales SA	68,427	20,947
*	Engie SA Loyalty Shares	640,431	19,121
	Cie Generale des Etablissements Michelin SCA	508,952	18,900
	Capgemini SE	118,520	18,415
	Publicis Groupe SA	175,857	17,577
	Veolia Environnement SA	464,816	17,434
	Kering SA	53,107	16,579
	Credit Agricole SA	678,034	14,684
	Dassault Systemes SE	515,069	14,167
	STMicroelectronics NV	493,771	13,943
	Pernod Ricard SA	151,264	13,526
	Engie SA (XPAR)	437,873	13,073
*	Unibail-Rodamco-Westfield	91,787	10,148
[2]	Euronext NV	70,341	9,852
	Accor SA	176,635	9,606
*	Air Liquide SA	45,339	8,490
	Eiffage SA	56,372	8,360
	Bureau Veritas SA	256,609	8,261
*	Alstom SA	255,652	8,163
	Bouygues SA	136,451	7,376
*	L'Oreal SA	15,561	7,149
	Carrefour SA	436,151	7,144
	Eurofins Scientific SE	83,974	6,793
	Rexel SA	158,529	6,643
	Klepierre SA	150,041	5,780
	SPIE SA	105,467	5,779
	Gaztransport Et Technigaz SA	26,518	5,713
	Renault SA	135,963	5,131
	Dassault Aviation SA	13,290	5,053
	Getlink SE	236,494	4,681
	Sartorius Stedim Biotech	20,175	4,508
*	L 'Oreal Prime De Fidelite	9,735	4,473
	Nexans SA	27,322	4,304
	Technip Energies NV	106,865	4,188
	Ipsen SA	25,372	4,145
	SCOR SE	126,512	4,123
	Elis SA	135,549	3,936
[2]	Ayvens SA	269,732	3,911
*	Engie SA	130,283	3,890

		Shares	Market Value ($000)
*	Air Liquide SA	20,618	3,861
	BioMerieux	32,443	3,767
	Aeroports de Paris SA	27,961	3,694
	Edenred SE	174,921	3,664
[2]	Amundi SA	40,734	3,622
	Gecina SA	35,520	3,263
*	Engie SA	104,838	3,130
	Bollore SE	495,832	2,827
	Teleperformance SE	39,629	2,560
	Covivio SA	38,683	2,471
	Arkema SA	39,640	2,387
	Vallourec SACA	107,475	2,281
	Rubis SCA	53,437	2,164
	SES SA	263,601	2,159
	Valeo SE	147,323	2,058
	FDJ UNITED	76,814	2,033
	Alten SA	20,347	1,995
*	Forvia SE	116,528	1,903
	Wendel SE	18,157	1,754
	Sopra Steria Group	9,406	1,718
	Exosens SAS	23,283	1,492
*	Vivendi SE	493,256	1,376
	Coface SA	72,477	1,326
	Virbac SACA	3,004	1,252
*	Sodexo SA ACT Loyalty Shares	24,013	1,227
*	Air France-KLM	88,477	1,135
	Trigano SA	5,573	1,109
*	ID Logistics Group SACA	2,237	1,085
*	Eurazeo SE Prime DE Fidelite	17,848	1,072
	JCDecaux SE	51,388	1,014
	Vicat SACA	10,825	1,003
	Sodexo SA (XPAR)	19,050	973
	IPSOS SA	22,452	952
	ARGAN SA	11,825	925
	Vusion	5,903	919
*	Emeis SA	55,804	901
*,1	Exail Technologies SA	6,661	875
	Societe BIC SA	13,438	866
	ICADE	33,395	825
	Mercialys SA	61,512	774
*	Carmila SA	40,017	774
*	Clariane SE	171,233	773
	Pluxee NV	57,222	758
	Derichebourg SA	80,293	757
	Imerys SA	21,904	683
*	Viridien	4,491	679
	Opmobility	35,402	678
	Altarea SCA	4,704	649
	Remy Cointreau SA	13,431	641
	Antin Infrastructure Partners SA	45,783	564
*	SOITEC	17,408	542
	Television Francaise 1 SA	53,534	517
	Mersen SA	16,858	515
*,1	Eutelsat Communications SACA	183,739	499
	Interparfums SA	15,799	481
*	SEB SA Loyalty Shares	8,479	478
	Eurazeo SE (XPAR)	7,843	471
*	Lisi SA Prime de fidelite	7,370	467
	Eramet SA	5,023	435
	Metropole Television SA	30,301	434
	LISI SA (XPAR)	6,824	433
	Quadient SA	22,802	431
*	Nexity SA	37,908	429
	GL Events SACA	10,072	384
	Planisware SA	16,077	382
	Wavestone	4,879	348
[1,2]	Verallia SA	13,133	344
	Stef SA	2,269	337
	Peugeot Invest SA	3,879	335
*,1	Ubisoft Entertainment SA	64,480	333

		Shares	Market Value ($000)
*,2	Elior Group SA	93,843	317
	SEB SA (XPAR)	5,298	299
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	271
	Etablissements Maurel et Prom SA	34,462	269
*,1,2	Worldline SA	153,641	260
	Beneteau SACA	26,101	245
	Fnac Darty SA	5,650	238
	Lagardere SA	10,383	232
*,1	Voltalia SA (Registered)	27,548	232
*,2	X-Fab Silicon Foundries SE	37,322	227
*	Sodexo Prime De Fidelite 2027	3,648	186
*	Eurazeo SE-PF- 2027	3,015	181
*	Sodexo Inc.	3,018	154
*	Sodexo Prime De Fidelite	2,960	151
*,1	OVH Groupe SA	12,010	142
*	SEB SA	2,447	138
	Equasens	2,364	111
	Manitou BF SA	3,706	98
	North Atlantic Energies	1,554	87
*	SEB SA	1,436	81
*,2	Aramis Group SAS	1,390	8
			1,700,468
Germany (1.9%)
	Siemens AG (Registered)	549,985	166,277
	SAP SE	770,392	153,900
	Allianz SE (Registered)	287,238	126,477
*	Siemens Energy AG	557,513	94,989
	Deutsche Telekom AG (Registered)	2,593,927	87,048
	Rheinmetall AG	33,835	71,691
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	97,468	59,073
	Deutsche Bank AG (Registered)	1,329,948	52,481
	Infineon Technologies AG	981,098	47,958
	Bayer AG (Registered)	741,767	39,233
	Deutsche Post AG	698,683	39,076
	Mercedes-Benz Group AG	567,669	38,797
	BASF SE	678,813	36,801
	E.ON SE	1,658,743	35,182
	Deutsche Boerse AG	137,699	34,869
	RWE AG	509,655	32,365
	Heidelberg Materials AG	96,278	26,368
	Bayerische Motoren Werke AG (XETR)	221,343	22,794
	adidas AG	127,310	22,572
	Commerzbank AG	512,849	21,080
	Daimler Truck Holding AG	391,922	18,976
	MTU Aero Engines AG	41,819	18,592
	Fresenius SE & Co. KGaA	311,548	17,427
	Vonovia SE	544,049	15,929
	Merck KGaA	100,341	14,950
	Hannover Rueck SE	44,886	12,691
[2]	Siemens Healthineers AG	219,596	10,961
	Beiersdorf AG	84,467	10,075
	GEA Group AG	128,593	9,195
	Symrise AG	108,691	9,150
	QIAGEN NV	146,267	7,755
	Fresenius Medical Care AG	164,477	7,405
	Brenntag SE	107,758	6,556
	Continental AG	81,357	6,402
[2]	Scout24 SE	61,447	6,118
	Knorr-Bremse AG	47,627	5,545
	Talanx AG	42,146	5,316
	Henkel AG & Co. KGaA (XTER)	59,703	4,928
*,2	Zalando SE	171,201	4,923
	thyssenkrupp AG	360,168	4,801
*,2	Delivery Hero SE	163,693	4,565
	HOCHTIEF AG	10,839	4,545
	Deutsche Lufthansa AG (Registered)	430,996	4,440
	Hensoldt AG	44,299	4,401
[1]	Aurubis AG	21,241	4,011
[1]	LEG Immobilien SE (XETR)	53,133	3,842

		Shares	Market Value ($000)
*	Nordex SE	91,525	3,664
	RENK Group AG	56,521	3,639
	Bilfinger SE	25,586	3,585
	KION Group AG	50,550	3,571
	Nemetschek SE	40,089	3,503
*	TUI AG	328,347	3,501
	CTS Eventim AG & Co. KGaA	40,836	3,432
	Freenet AG	85,481	3,087
	Bechtle AG	58,785	3,047
*	Auto1 Group SE	86,851	2,857
	flatexDEGIRO SE	58,008	2,830
	Rational AG	3,495	2,801
	Evonik Industries AG	161,629	2,504
*	Fraport AG Frankfurt Airport Services Worldwide	25,539	2,363
[1]	Volkswagen AG	18,733	2,274
	TAG Immobilien AG	129,639	2,199
*	Tkms AG& Co. KGaA	17,832	2,084
	K&S AG (Registered)	126,468	2,072
	AIXTRON SE	85,261	1,956
	Puma SE	73,480	1,878
*	Aumovio SE	39,047	1,874
	United Internet AG (Registered)	54,979	1,789
	Schaeffler AG	144,290	1,702
	Traton SE	42,931	1,673
*	Aroundtown SA	511,604	1,626
[2]	DWS Group GmbH & Co. KGaA	21,410	1,568
	Krones AG	9,322	1,500
	Jenoptik AG	41,397	1,306
	HUGO BOSS AG	29,144	1,208
	Deutz AG	94,282	1,207
	LANXESS AG	56,504	1,167
*	IONOS Group SE	36,165	1,166
	RTL Group SA	25,113	1,095
	Duerr AG	36,322	968
	FUCHS SE	26,647	938
	Salzgitter AG	17,115	918
[1]	Wacker Chemie AG	11,162	906
*,2	Covestro AG (XTER)	12,209	878
[2]	Befesa SA	23,587	864
	Carl Zeiss Meditec AG (Bearer)	25,641	851
	Stroeer SE & Co. KGaA	21,050	842
	Fielmann Group AG	16,449	806
*,1,2	Redcare Pharmacy NV	10,684	790
	Deutsche Wohnen SE	31,622	786
	Atoss Software SE	6,777	781
*	Evotec SE	101,933	751
	Alzchem Group AG	4,024	736
[1]	Kontron AG	25,651	712
	Sixt SE (XETR)	8,991	705
*,2	TeamViewer SE	105,141	703
	Hornbach Holding AG & Co. KGaA	7,338	701
	1&1 AG	21,463	684
[1]	Gerresheimer AG	22,084	660
	CANCOM SE	19,500	656
*	HelloFresh SE	98,648	648
	KWS Saat SE & Co. KGaA	7,196	639
	Elmos Semiconductor SE	4,624	629
	Vossloh AG	6,355	608
	Grand City Properties SA	53,896	604
	Indus Holding AG	14,647	557
[1]	Siltronic AG	8,771	545
*	SMA Solar Technology AG	11,276	491
	Eckert & Ziegler SE	27,282	483
[1]	Kloeckner & Co. SE	37,015	482
*	CECONOMY AG (XETR)	88,663	469
	Pfeiffer Vacuum Technology AG	2,351	457
[2]	Deutsche Pfandbriefbank AG	92,188	455
	Wacker Neuson SE	19,702	450
	Adtran Networks SE	16,884	444
	Nagarro SE	5,171	435

		Shares	Market Value ($000)
	Dermapharm Holding SE	10,219	422
[1]	Suedzucker AG	32,203	369
	Schott Pharma AG & Co. KGaA	20,796	354
[1]	Deutsche Beteiligungs AG	11,691	353
	Wuestenrot & Wuerttembergische AG	19,492	347
*	Verbio SE	11,739	347
	Springer Nature AG & Co. KGaA	15,706	327
*,1	Hypoport SE	2,713	316
	Stabilus SE	13,647	313
	Norma Group SE	17,124	298
	GRENKE AG	16,366	279
	Secunet Security Networks AG	980	275
	ProSiebenSat.1 Media SE	45,057	269
[1]	PNE AG	22,378	262
[1]	Energiekontor AG	5,707	259
*	Douglas AG	20,475	258
	Adesso SE	2,392	231
	Deutsche EuroShop AG	9,463	216
	PATRIZIA SE	20,904	212
	GFT Technologies SE	7,748	191
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	172
	Takkt AG	29,897	128
	Friedrich Vorwerk Group SE	931	100
*	SGL Carbon SE	18,060	88
*	CECONOMY AG (MUND)	9,851	51
			1,539,727
Greece (0.1%)
	National Bank of Greece SA	665,816	11,755
	Eurobank SA Class A	1,993,334	9,741
	Piraeus Bank SA	895,032	9,029
	Alpha Bank SA	1,665,712	7,974
	Public Power Corp. SA	129,040	3,050
	Bank of Cyprus Holdings plc	251,368	2,773
	OPAP SA	116,574	2,351
	JUMBO SA	76,047	2,255
	GEK TERNA SA	44,818	1,764
	Titan SA	24,730	1,659
	Motor Oil Hellas Corinth Refineries SA	39,520	1,591
	Optima bank SA	132,045	1,355
	Hellenic Telecommunications Organization SA ADR	117,615	1,135
	Hellenic Telecommunications Organization SA	51,553	967
	Cenergy Holdings SA	41,318	949
	Athens International Airport SA	53,632	720
*	Ballys Intralot SA	477,066	579
	HELLENiQ ENERGY Holdings SA	51,576	555
	Viohalco SA	35,271	543
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	528
	Aegean Airlines SA	27,412	486
*	LAMDA Development SA	49,170	413
	Holding Co. ADMIE IPTO SA	98,417	358
	Piraeus Port Authority SA	5,643	266
	Ideal Holdings SA	36,038	265
	Quest Holdings SA	30,701	256
	Sarantis SA	15,818	254
	ElvalHalcor SA	39,249	215
	Intracom Holdings SA (Registered)	49,931	209
	Athens Water Supply & Sewage Co. SA	17,663	151
	Fourlis Holdings SA	26,150	137
	Autohellas Tourist & Trading SA	6,052	93
	Ellaktor SA	37,343	61
			64,437
Hong Kong (0.5%)
	AIA Group Ltd.	7,860,982	90,696
	Hong Kong Exchanges & Clearing Ltd.	902,524	49,757
	Sun Hung Kai Properties Ltd.	1,071,982	17,215
	CK Hutchison Holdings Ltd.	1,997,391	16,106
	Techtronic Industries Co. Ltd.	1,071,000	14,621
	BOC Hong Kong Holdings Ltd.	2,680,200	14,114
	CLP Holdings Ltd.	1,201,580	11,358

		Shares	Market Value ($000)
	Jardine Matheson Holdings Ltd.	142,162	10,360
	Link REIT	2,051,688	9,433
	CK Asset Holdings Ltd.	1,458,250	8,543
	Galaxy Entertainment Group Ltd.	1,589,000	8,073
	Power Assets Holdings Ltd.	1,008,000	7,819
	Hong Kong & China Gas Co. Ltd.	7,905,365	7,446
[2]	WH Group Ltd.	5,976,258	7,053
	Lenovo Group Ltd.	5,908,000	6,657
	Hongkong Land Holdings Ltd.	741,600	6,292
	MTR Corp. Ltd.	1,107,326	4,896
	Shenzhou International Group Holdings Ltd.	579,266	4,607
	Wharf Real Estate Investment Co. Ltd.	1,161,600	4,033
	Sino Land Co. Ltd.	2,498,279	3,760
*	MMG Ltd.	2,890,163	3,742
	CK Infrastructure Holdings Ltd.	453,500	3,725
	Henderson Land Development Co. Ltd.	910,896	3,623
	SITC International Holdings Co. Ltd.	967,000	3,611
	Sands China Ltd.	1,656,000	3,594
	ASMPT Ltd.	227,922	3,040
	AAC Technologies Holdings Inc.	527,500	2,504
[2]	Samsonite Group SA	977,996	2,485
[1]	Chow Tai Fook Jewellery Group Ltd.	1,228,400	2,258
[1]	Swire Pacific Ltd. Class A	231,642	2,235
[1]	Wharf Holdings Ltd.	679,600	2,197
	PCCW Ltd.	2,670,112	1,995
	Swire Properties Ltd.	644,980	1,955
	PRADA SpA	364,600	1,864
[1]	CGN Mining Co. Ltd.	2,545,000	1,661
	Orient Overseas International Ltd.	95,500	1,565
	Cathay Pacific Airways Ltd.	996,090	1,562
	Xinyi Glass Holdings Ltd.	1,169,000	1,528
[2]	BOC Aviation Ltd.	143,700	1,489
*	New World Development Co. Ltd.	973,306	1,416
	Hang Lung Properties Ltd.	1,166,000	1,407
	First Pacific Co. Ltd.	1,778,613	1,392
	Bank of East Asia Ltd.	684,072	1,307
	Pacific Basin Shipping Ltd.	3,311,000	1,300
	Yue Yuen Industrial Holdings Ltd.	568,500	1,268
	Hang Lung Group Ltd.	581,000	1,251
	United Laboratories International Holdings Ltd.	782,000	1,191
	Kerry Properties Ltd.	384,000	1,166
*	HUTCHMED China Ltd.	381,500	1,141
	Hysan Development Co. Ltd.	411,000	1,129
[2]	Budweiser Brewing Co. APAC Ltd.	1,100,500	1,085
	Luk Fook Holdings International Ltd.	250,415	1,029
*	Duality Biotherapeutics Inc.	23,000	971
	Johnson Electric Holdings Ltd.	279,250	962
	DFI Retail Group Holdings Ltd. (Registered)	227,400	936
	MGM China Holdings Ltd.	563,600	900
	Swire Pacific Ltd. Class B	547,500	889
	VTech Holdings Ltd.	113,600	885
	Stella International Holdings Ltd.	435,500	805
	Wynn Macau Ltd.	1,072,400	794
*,1	OSL Group Ltd.	366,000	786
*,1,2	FIT Hon Teng Ltd.	1,231,000	769
*,1	Vobile Group Ltd.	1,237,000	767
[1]	Time Interconnect Technology Ltd.	385,978	764
	Fortune REIT	1,136,923	739
	United Energy Group Ltd.	8,906,000	733
*,2	HBM Holdings Ltd.	478,000	729
	Man Wah Holdings Ltd.	1,132,400	702
	CTF Services Ltd.	590,150	691
	Dah Sing Financial Holdings Ltd.	142,144	687
	Nexteer Automotive Group Ltd.	790,000	674
*,1	Cowell e Holdings Inc.	171,000	665
*	Bright Smart Securities & Commodities Group Ltd.	584,000	661
*	Realord Group Holdings Ltd.	328,000	656
*	SJM Holdings Ltd.	1,985,000	609
[1]	Guotai Junan International Holdings Ltd.	1,735,000	593
	Shangri-La Asia Ltd.	919,519	573

		Shares	Market Value ($000)
*	Mongolian Mining Corp.	309,000	535
	CITIC Telecom International Holdings Ltd.	1,587,500	522
	Chow Sang Sang Holdings International Ltd.	254,000	476
[1]	SY Holdings Group Ltd.	309,500	459
*	Deep Source Holdings Ltd.	4,290,000	452
	VSTECS Holdings Ltd.	448,000	443
	Champion REIT	1,323,332	428
	Huabao International Holdings Ltd.	649,000	424
	NagaCorp Ltd.	719,332	424
	Vitasoy International Holdings Ltd.	444,332	397
[1]	SUNeVision Holdings Ltd.	462,000	394
	Dah Sing Banking Group Ltd.	265,537	378
*	Melco International Development Ltd.	598,500	324
	HKBN Ltd.	357,500	320
	Prosperity REIT	1,692,000	318
	Sunlight REIT	1,032,000	318
*,1	China Travel International Investment Hong Kong Ltd.	1,772,000	311
	Giordano International Ltd.	1,540,000	290
	Texhong International Group Ltd.	405,500	290
*,1	Envision Greenwise Holdings Ltd.	664,192	280
	SmarTone Telecommunications Holdings Ltd.	426,252	267
*,3	Jinchuan Group International Resources Co. Ltd.	2,965,000	243
	IGG Inc.	504,000	238
[1]	Value Partners Group Ltd.	688,000	215
	Truly International Holdings Ltd.	1,626,000	214
[1]	LK Technology Holdings Ltd.	474,002	202
*	Super Hi International Holding Ltd.	117,900	193
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	163
	KLN Logistics Group Ltd.	165,500	149
	CITIC Resources Holdings Ltd.	1,960,000	128
	Cafe de Coral Holdings Ltd.	186,000	112
*	Asia Cement China Holdings Corp.	295,500	89
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	85
*	Shun Tak Holdings Ltd.	908,000	78
	C-Mer Medical Holdings Ltd.	394,000	77
*	Television Broadcasts Ltd.	151,800	59
*,2	IMAX China Holding Inc.	47,400	49
	Singamas Container Holdings Ltd.	548,000	45
*	Guan Chao Holdings Ltd.	5,000	4
*,3	China Dili Group	1,288,303	—
			394,887
Hungary (0.0%)
	OTP Bank Nyrt	169,692	21,353
	MOL Hungarian Oil & Gas plc	309,420	3,779
	Richter Gedeon Nyrt	102,724	3,437
	Magyar Telekom Telecommunications plc	209,897	1,302
	Opus Global Nyrt	291,898	498
*	4iG Nyrt	27,460	337
			30,706
Iceland (0.0%)
	Islandsbanki HF	1,338,522	1,584
[2]	Arion Banki HF	910,889	1,487
	Hagar HF	671,192	685
	Festi HF	233,718	665
	Reitir fasteignafelag hf	560,810	586
	Kvika banki HF	2,896,174	442
*	Alvotech SA	76,122	398
	Heimar HF	926,391	278
	Skagi Hf	1,478,358	236
	Sjova-Almennar Tryggingar HF	604,301	219
*	Olgerdin Egill Skallagrims HF	1,484,761	213
	Eimskipafelag Islands HF	60,545	129
	Siminn HF	884,912	113
*	Icelandair Group HF	10,559,372	69
*	Kaldalon Hf.	251,885	56
			7,160
India (1.8%)
	HDFC Bank Ltd.	8,490,890	85,854
	Reliance Industries Ltd.	4,273,198	64,931

		Shares	Market Value ($000)
	ICICI Bank Ltd.	3,956,737	58,333
	Bharti Airtel Ltd. (XNSE)	1,991,657	42,715
	Infosys Ltd.	2,185,450	39,090
	Mahindra & Mahindra Ltd.	704,185	26,294
	Tata Consultancy Services Ltd.	770,012	26,187
	Axis Bank Ltd.	1,718,333	25,636
	Larsen & Toubro Ltd.	504,257	21,576
	Bajaj Finance Ltd.	2,129,932	21,549
	Kotak Mahindra Bank Ltd.	4,075,365	18,087
	Hindustan Unilever Ltd.	661,969	17,090
	Maruti Suzuki India Ltd.	99,314	15,778
	HCL Technologies Ltd.	787,849	14,538
	Sun Pharmaceutical Industries Ltd.	796,362	13,820
	NTPC Ltd.	3,539,369	13,713
[2]	Reliance Industries Ltd. GDR	215,065	13,055
	Bharat Electronics Ltd.	2,639,270	12,894
	Tata Steel Ltd.	6,037,352	12,602
	UltraTech Cement Ltd.	90,151	12,460
	Titan Co. Ltd.	276,453	11,962
	Hindalco Industries Ltd.	1,078,176	11,223
	Shriram Finance Ltd.	949,091	10,535
*	Eternal Ltd.	3,325,991	9,914
	State Bank of India	804,742	9,432
	Power Grid Corp. of India Ltd.	3,369,766	9,407
	Vedanta Ltd.	1,236,517	9,145
	Asian Paints Ltd.	339,695	8,970
	Tech Mahindra Ltd.	471,780	8,952
	Adani Ports & Special Economic Zone Ltd.	555,787	8,590
	JSW Steel Ltd.	652,138	8,572
	Oil & Natural Gas Corp. Ltd.	2,864,988	8,399
	Grasim Industries Ltd.	269,188	8,261
	Coal India Ltd.	1,710,127	8,203
[1]	Infosys Ltd. ADR	453,806	7,978
	ITC Ltd.	2,263,339	7,934
*	Tata Motors Ltd.	1,555,770	7,755
	Nestle India Ltd.	529,824	7,695
	Eicher Motors Ltd.	99,119	7,682
	Hindustan Aeronautics Ltd.	145,237	7,297
[2]	SBI Life Insurance Co. Ltd.	329,722	7,172
[2]	InterGlobe Aviation Ltd.	141,059	7,050
	TVS Motor Co. Ltd.	175,751	7,035
	Jio Financial Services Ltd.	2,480,201	6,869
	State Bank of India GDR (Registered)	56,855	6,736
	Divi's Laboratories Ltd.	95,513	6,293
	Dr. Reddy's Laboratories Ltd.	471,690	6,241
	Tata Motors Passenger Vehicles Ltd.	1,636,379	6,236
	Tata Consumer Products Ltd.	493,882	6,097
	Bajaj Finserv Ltd.	286,322	6,085
	Cipla Ltd.	414,250	5,970
	Cholamandalam Investment & Finance Co. Ltd.	330,707	5,873
	Max Healthcare Institute Ltd.	562,829	5,861
	Bharat Petroleum Corp. Ltd. (XNSE)	1,463,126	5,801
[2]	HDFC Life Insurance Co. Ltd.	723,449	5,754
	Apollo Hospitals Enterprise Ltd.	75,348	5,706
	Hero MotoCorp Ltd.	94,621	5,699
*	Adani Power Ltd.	3,865,799	5,691
	Britannia Industries Ltd.	87,535	5,581
	Trent Ltd.	134,820	5,553
	Bajaj Auto Ltd.	51,330	5,361
	Tata Power Co. Ltd.	1,316,549	5,245
	Varun Beverages Ltd.	1,018,736	5,218
	Persistent Systems Ltd.	76,988	5,062
*	Indus Towers Ltd.	1,024,798	4,971
	Indian Oil Corp. Ltd.	2,708,516	4,810
*	PB Fintech Ltd.	264,085	4,758
	Bharti Airtel Ltd.	274,155	4,693
	Power Finance Corp. Ltd.	1,131,058	4,671
	Indian Hotels Co. Ltd.	622,162	4,564
	Lupin Ltd.	192,981	4,522
	Federal Bank Ltd.	1,441,614	4,515

		Shares	Market Value ($000)
	BSE Ltd.	147,630	4,490
	Cummins India Ltd.	98,975	4,429
	Ashok Leyland Ltd.	2,065,458	4,424
[2]	LTIMindtree Ltd.	67,416	4,383
	Coforge Ltd.	243,180	4,376
*,2	Avenue Supermarts Ltd.	108,805	4,366
[2]	HDFC Asset Management Co. Ltd.	154,528	4,231
*	Suzlon Energy Ltd.	7,999,535	4,154
	Samvardhana Motherson International Ltd.	3,345,123	4,113
	Adani Enterprises Ltd.	185,354	4,076
	Godrej Consumer Products Ltd.	306,045	3,843
*	One 97 Communications Ltd.	297,917	3,690
	REC Ltd.	918,275	3,640
[2]	ICICI Lombard General Insurance Co. Ltd.	184,115	3,633
	Ambuja Cements Ltd.	651,037	3,619
	GAIL India Ltd.	1,973,105	3,594
	SRF Ltd.	116,113	3,558
	Pidilite Industries Ltd.	225,506	3,510
*	Max Financial Services Ltd.	199,495	3,501
	Info Edge India Ltd.	253,626	3,452
	Torrent Pharmaceuticals Ltd.	79,679	3,434
	United Spirits Ltd.	225,045	3,331
	Muthoot Finance Ltd.	79,635	3,318
	Fortis Healthcare Ltd.	355,948	3,299
*	Yes Bank Ltd.	14,059,243	3,276
	GE Vernova T&D India Ltd.	91,871	3,224
	Jindal Steel Ltd.	262,517	3,217
	Hindustan Petroleum Corp. Ltd.	692,035	3,212
	Marico Ltd.	402,640	3,201
	UPL Ltd.	413,209	3,166
	DLF Ltd.	456,774	3,163
	Embassy Office Parks REIT	656,568	3,101
[2]	AU Small Finance Bank Ltd.	287,761	3,078
	Dixon Technologies India Ltd.	26,972	3,067
	CG Power & Industrial Solutions Ltd.	478,697	3,050
[1]	Wipro Ltd. ADR	1,187,604	2,993
	National Aluminium Co. Ltd.	711,431	2,964
	Sundaram Finance Ltd.	51,058	2,928
[2]	Laurus Labs Ltd.	278,218	2,923
	Bharat Forge Ltd.	185,728	2,911
	APL Apollo Tubes Ltd.	128,176	2,850
	Polycab India Ltd.	37,001	2,828
	Mphasis Ltd.	93,490	2,812
	Aurobindo Pharma Ltd.	212,075	2,789
	IDFC First Bank Ltd.	3,054,643	2,779
*	Swiggy Ltd.	794,125	2,677
	Bharat Heavy Electricals Ltd.	924,565	2,647
	Havells India Ltd.	185,493	2,595
	Hyundai Motor India Ltd.	106,952	2,555
	Solar Industries India Ltd.	17,179	2,521
	Phoenix Mills Ltd.	138,483	2,517
	Bosch Ltd.	6,324	2,514
*	Vishal Mega Mart Ltd.	1,819,851	2,492
	Multi Commodity Exchange of India Ltd.	90,050	2,480
	Voltas Ltd.	169,134	2,445
*	Vodafone Idea Ltd.	19,702,426	2,399
	Bank of Baroda	734,901	2,395
	360 ONE WAM Ltd.	192,002	2,368
*	Adani Energy Solutions Ltd.	241,509	2,352
	MRF Ltd.	1,614	2,321
	Bajaj Holdings & Investment Ltd.	19,519	2,293
	Wipro Ltd.	885,389	2,284
*	Adani Green Energy Ltd.	245,896	2,281
	Torrent Power Ltd.	150,717	2,275
	ABB India Ltd.	37,395	2,275
	Dabur India Ltd.	410,639	2,263
	Oil India Ltd.	400,009	2,223
	Glenmark Pharmaceuticals Ltd.	101,282	2,222
	Punjab National Bank	1,626,938	2,218
	Union Bank of India Ltd.	1,117,308	2,199

		Shares	Market Value ($000)
[2]	Macrotech Developers Ltd.	207,508	2,195
*	FSN E-Commerce Ventures Ltd.	846,853	2,187
	Colgate-Palmolive India Ltd.	93,426	2,148
*	Siemens Ltd.	63,474	2,142
	NMDC Ltd.	2,426,500	2,137
	Coromandel International Ltd.	85,662	2,129
	Canara Bank	1,319,376	2,118
	Zydus Lifesciences Ltd.	219,043	2,110
	NHPC Ltd.	2,468,349	2,102
	Hindustan Zinc Ltd.	308,689	2,094
[2]	ICICI Prudential Life Insurance Co. Ltd.	301,679	2,089
	JSW Energy Ltd.	416,228	2,081
	Tube Investments of India Ltd.	80,044	2,037
	Shree Cement Ltd.	6,896	2,026
	PI Industries Ltd.	57,768	2,008
	KEI Industries Ltd.	45,245	1,982
*	IndusInd Bank Ltd.	198,428	1,935
	Mankind Pharma Ltd.	82,302	1,903
	Indian Bank	191,129	1,896
*	GMR Airports Ltd.	1,850,206	1,890
	Jindal Stainless Ltd. (XNSE)	211,684	1,889
	Mahindra & Mahindra Financial Services Ltd.	461,398	1,885
	Biocon Ltd.	466,631	1,863
	Hitachi Energy India Ltd.	9,041	1,856
	Blue Star Ltd.	93,356	1,851
[2]	Sona Blw Precision Forgings Ltd.	340,570	1,840
	Prestige Estates Projects Ltd.	113,343	1,803
*	Delhivery Ltd.	391,698	1,802
	SBI Cards & Payment Services Ltd.	218,562	1,790
	L&T Finance Ltd.	574,020	1,790
	Radico Khaitan Ltd.	57,945	1,782
	Hindustan Copper Ltd.	239,812	1,780
	Petronet LNG Ltd.	561,112	1,770
	Alkem Laboratories Ltd.	28,568	1,765
	WAAREE Energies Ltd.	57,713	1,752
*	Godrej Properties Ltd.	101,255	1,738
	Navin Fluorine International Ltd.	25,815	1,713
	Siemens Energy India Ltd.	63,223	1,713
[2]	Indian Railway Finance Corp. Ltd.	1,297,038	1,696
*	Aditya Birla Capital Ltd.	453,205	1,677
	Ipca Laboratories Ltd.	104,535	1,673
	Supreme Industries Ltd.	43,641	1,670
	Steel Authority of India Ltd.	1,009,891	1,654
*	ITC Hotels Ltd.	836,691	1,646
	UNO Minda Ltd.	127,443	1,639
	Indian Railway Catering & Tourism Corp. Ltd.	241,543	1,638
[2]	Brookfield India Real Estate Trust	425,259	1,633
	Balkrishna Industries Ltd.	62,979	1,580
*	Piramal Finance Ltd.	82,117	1,556
	Rail Vikas Nigam Ltd.	410,489	1,535
	LIC Housing Finance Ltd.	267,666	1,533
	Mazagon Dock Shipbuilders Ltd.	54,645	1,532
	JK Cement Ltd.	25,113	1,510
	Oberoi Realty Ltd.	92,630	1,503
	Tata Elxsi Ltd.	25,681	1,487
	Jubilant Foodworks Ltd.	272,063	1,472
[2]	Bandhan Bank Ltd.	873,019	1,470
	Page Industries Ltd.	4,022	1,444
	Oracle Financial Services Software Ltd.	16,678	1,408
	Cholamandalam Financial Holdings Ltd.	77,341	1,392
	Tata Communications Ltd.	81,136	1,389
	Patanjali Foods Ltd.	249,081	1,358
	Container Corp. of India Ltd.	247,398	1,352
	Astral Ltd. (XNSE)	83,572	1,343
	Computer Age Management Services Ltd.	175,030	1,325
	Redington Ltd.	438,388	1,299
	Apollo Tyres Ltd.	233,154	1,249
	Manappuram Finance Ltd.	392,203	1,216
[2]	Nippon Life India Asset Management Ltd.	127,268	1,216
	KPIT Technologies Ltd.	106,347	1,206

		Shares	Market Value ($000)
	JB Chemicals & Pharmaceuticals Ltd.	59,105	1,203
	Central Depository Services India Ltd.	82,863	1,191
	Bank of India	666,182	1,190
[2]	PNB Housing Finance Ltd. (XNSE)	132,806	1,187
	ACC Ltd.	66,359	1,182
[2]	Aster DM Healthcare Ltd.	196,293	1,180
	Karur Vysya Bank Ltd.	359,520	1,179
[2]	Gland Pharma Ltd.	58,172	1,169
[2]	IndiGrid Infrastructure Trust	643,806	1,150
	HDB Financial Services Ltd.	148,024	1,140
	IIFL Finance Ltd.	197,130	1,135
	Crompton Greaves Consumer Electricals Ltd.	465,360	1,122
	Dalmia Bharat Ltd.	49,815	1,122
	Exide Industries Ltd.	320,290	1,121
	Ramco Cements Ltd.	90,621	1,107
[2]	RBL Bank Ltd.	337,716	1,099
[2]	Cochin Shipyard Ltd.	60,630	1,096
	Kalyan Jewellers India Ltd.	277,916	1,094
	Schaeffler India Ltd.	27,623	1,088
*,2	Krishna Institute of Medical Sciences Ltd.	165,020	1,084
	City Union Bank Ltd.	321,428	1,055
	Bharat Dynamics Ltd.	62,351	1,045
	Apar Industries Ltd.	11,946	1,041
*	Cartrade Tech Ltd.	36,100	1,041
*	Star Health & Allied Insurance Co. Ltd.	198,989	1,016
	AIA Engineering Ltd.	23,200	1,007
	Anand Rathi Wealth Ltd.	32,037	1,006
	Kalpataru Projects International Ltd.	80,244	1,000
	Gujarat State Fertilizers & Chemicals Ltd.	497,011	998
	Great Eastern Shipping Co. Ltd.	76,097	996
[2]	General Insurance Corp. of India	239,646	986
	Gujarat Fluorochemicals Ltd.	29,351	975
	Indraprastha Gas Ltd.	496,021	961
	Deepak Nitrite Ltd.	53,277	953
	Narayana Hrudayalaya Ltd.	49,358	950
	Sundram Fasteners Ltd.	91,221	945
	Bharti Hexacom Ltd.	56,285	944
*	Wockhardt Ltd.	62,644	943
	Kfin Technologies Ltd.	83,422	921
	Ajanta Pharma Ltd.	30,211	914
	Motilal Oswal Financial Services Ltd.	111,160	912
*	Amber Enterprises India Ltd.	14,486	902
*	Sammaan Capital Ltd.	544,530	893
	Adani Total Gas Ltd.	155,509	892
	Berger Paints India Ltd.	175,234	883
	Bank of Maharashtra	1,233,433	876
	Motherson Sumi Wiring India Ltd.	1,856,255	872
*	Kaynes Technology India Ltd.	22,911	869
	Acutaas Chemicals Ltd.	41,662	868
	Neuland Laboratories Ltd.	6,010	867
	United Breweries Ltd.	53,967	862
	3M India Ltd.	2,267	848
*,2	SAI Life Sciences Ltd.	93,168	847
	NBCC India Ltd.	783,057	843
	ZF Commercial Vehicle Control Systems India Ltd.	5,139	838
	Tata Chemicals Ltd.	103,115	837
	Linde India Ltd.	12,703	830
	Lloyds Metals & Energy Ltd.	69,401	830
	Angel One Ltd.	29,839	825
*	AWL Agri Business Ltd.	354,916	825
[2]	Dr Lal PathLabs Ltd.	53,652	823
[2]	L&T Technology Services Ltd.	20,221	821
	CESC Ltd.	501,290	820
	Hexaware Technologies Ltd.	107,914	819
*	Affle 3i Ltd.	48,053	809
*	Indian Renewable Energy Development Agency Ltd.	562,387	809
[2]	Mindspace Business Parks REIT	148,951	808
	Can Fin Homes Ltd.	79,433	807
*	Poonawalla Fincorp Ltd.	185,051	804
	Aptus Value Housing Finance India Ltd.	267,352	802

		Shares	Market Value ($000)
[2]	Home First Finance Co. India Ltd.	62,262	799
	Cyient Ltd.	64,270	796
	Emami Ltd.	150,980	795
	CRISIL Ltd.	15,293	776
	Housing & Urban Development Corp. Ltd.	371,523	776
	Timken India Ltd.	24,205	775
	Welspun Corp. Ltd.	97,811	772
	KPR Mill Ltd.	81,549	772
	Piramal Pharma Ltd.	457,681	771
	eClerx Services Ltd.	15,140	766
	Gujarat State Petronet Ltd.	230,494	764
	TVS Holdings Ltd.	4,642	760
	Brigade Enterprises Ltd.	92,401	757
	HBL Engineering Ltd.	88,483	754
	Escorts Kubota Ltd.	20,386	751
	South Indian Bank Ltd.	1,835,425	751
	GlaxoSmithKline Pharmaceuticals Ltd.	28,670	750
[2]	Indian Energy Exchange Ltd.	540,448	746
*	Onesource Speciality Pharma Ltd.	57,194	744
*	Bajaj Housing Finance Ltd.	748,550	741
	Himadri Speciality Chemical Ltd.	146,429	734
	Amara Raja Energy & Mobility Ltd.	79,658	727
	Carborundum Universal Ltd.	84,800	726
	Aarti Industries Ltd.	177,121	717
*,2	Ujjivan Small Finance Bank Ltd.	1,006,830	716
	Tata Technologies Ltd.	101,646	714
*	EID Parry India Ltd.	70,619	711
[2]	Syngene International Ltd.	137,928	711
	Firstsource Solutions Ltd.	204,149	710
	Godfrey Phillips India Ltd.	32,035	709
	JK Tyre & Industries Ltd.	124,719	705
*	Medplus Health Services Ltd.	80,922	704
	Tata Investment Corp. Ltd.	103,720	704
	Nuvama Wealth Management Ltd.	48,130	704
	NLC India Ltd.	247,379	698
	Castrol India Ltd.	347,976	697
	Tamilnad Mercantile Bank Ltd.	104,898	696
	Kirloskar Oil Engines Ltd.	54,280	695
	UTI Asset Management Co. Ltd.	65,607	694
	Honeywell Automation India Ltd.	1,906	692
[2]	Endurance Technologies Ltd.	25,769	681
	Atul Ltd.	10,044	679
	KEC International Ltd.	92,787	675
	PG Electroplast Ltd.	112,958	675
*	Reliance Power Ltd.	2,177,444	670
	Thermax Ltd.	21,325	668
*	Inox Wind Ltd.	568,293	668
	Asahi India Glass Ltd.	61,167	667
	Global Health Ltd.	58,094	666
	JSW Infrastructure Ltd.	235,471	663
	Force Motors Ltd.	3,171	662
	IRB Infrastructure Developers Ltd.	1,454,293	659
	Nava Ltd.	106,179	652
	Usha Martin Ltd.	145,607	647
	Aegis Logistics Ltd.	80,873	643
	Zensar Technologies Ltd.	90,498	640
	Five-Star Business Finance Ltd.	128,983	640
[2]	IRB InvIT Fund	946,591	638
	Garden Reach Shipbuilders & Engineers Ltd.	21,094	635
	Zee Entertainment Enterprises Ltd.	688,643	633
[2]	Sansera Engineering Ltd.	33,440	631
	Shyam Metalics & Energy Ltd.	67,938	630
	Natco Pharma Ltd.	68,640	625
*	PTC Industries Ltd.	3,152	619
	Grindwell Norton Ltd.	36,670	614
*	Inventurus Knowledge Solutions Ltd.	36,017	608
*	PVR Inox Ltd.	56,697	601
[2]	Premier Energies Ltd.	76,585	600
	Granules India Ltd.	95,895	596
	CCL Products India Ltd.	56,428	595

		Shares	Market Value ($000)
	Ceat Ltd.	14,384	589
	Anant Raj Ltd.	107,088	589
[2]	PowerGrid Infrastructure Investment Trust	590,978	588
	Kajaria Ceramics Ltd.	59,638	586
	TD Power Systems Ltd.	72,279	572
	Mahanagar Gas Ltd.	49,831	571
	Craftsman Automation Ltd.	7,135	568
	Gujarat Gas Ltd.	122,589	567
	Birlasoft Ltd.	124,475	566
	Kansai Nerolac Paints Ltd.	222,824	558
*,2	Lemon Tree Hotels Ltd.	391,721	551
	Godawari Power & Ispat Ltd.	202,468	547
*	Aavas Financiers Ltd.	34,352	546
	Rainbow Children's Medicare Ltd.	44,059	546
*	NTPC Green Energy Ltd.	582,541	546
[2]	Paradeep Phosphates Ltd.	359,246	543
	Sobha Ltd. (XNSE)	34,251	541
*	Jaiprakash Power Ventures Ltd.	3,260,206	540
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	539
	Elgi Equipments Ltd.	114,164	536
	Data Patterns India Ltd.	18,379	535
	Syrma SGS Technology Ltd.	64,714	534
	Swan Corp. Ltd.	115,723	531
	Authum Investment & Infrastucture Ltd.	95,795	527
*	Ather Energy Ltd.	77,593	524
	Intellect Design Arena Ltd.	52,467	522
	LMW Ltd.	3,214	521
*	MTAR Technologies Ltd.	16,335	521
	Titagarh Rail System Ltd.	58,220	520
*	Ola Electric Mobility Ltd.	1,464,957	516
	NCC Ltd.	323,044	515
	Aditya Birla Real Estate Ltd.	37,433	514
*	CreditAccess Grameen Ltd.	35,480	513
	Bayer CropScience Ltd.	10,168	494
	V-Guard Industries Ltd.	128,894	493
*	Nazara Technologies Ltd.	158,792	491
	EIH Ltd.	142,878	490
	Chambal Fertilisers & Chemicals Ltd.	101,353	487
*	Godrej Industries Ltd.	45,786	485
[2]	Eris Lifesciences Ltd.	32,157	481
	Jubilant Pharmova Ltd.	44,430	475
*	Jyoti CNC Automation Ltd.	53,897	473
	BEML Ltd.	24,012	470
	Capri Global Capital Ltd.	244,062	467
	Gillette India Ltd.	4,859	465
	Tilaknagar Industries Ltd.	98,969	465
	Metro Brands Ltd.	40,391	462
*	Aadhar Housing Finance Ltd.	86,446	462
*	Go Digit General Insurance Ltd.	129,076	456
	Aditya Birla Sun Life Asset Management Co. Ltd.	54,661	452
	Strides Pharma Science Ltd.	46,763	447
[2]	IndiaMart InterMesh Ltd.	18,644	447
	SJVN Ltd.	565,702	447
	Gabriel India Ltd.	43,915	446
[2]	Metropolis Healthcare Ltd.	21,494	438
	Chalet Hotels Ltd.	46,053	436
	CIE Automotive India Ltd.	95,269	433
	Netweb Technologies India Ltd.	12,650	433
	Edelweiss Financial Services Ltd.	370,357	431
	Zen Technologies Ltd.	27,926	430
*	Aditya Birla Lifestyle Brands Ltd.	372,364	426
*	Devyani International Ltd.	335,108	424
	CMS Info Systems Ltd.	123,462	424
	JK Lakshmi Cement Ltd.	50,162	423
	DCM Shriram Ltd.	32,710	419
	Triveni Turbine Ltd.	75,940	416
	Ratnamani Metals & Tubes Ltd.	17,242	415
	LT Foods Ltd.	100,860	410
	Whirlpool of India Ltd.	48,311	409
	Bikaji Foods International Ltd.	56,318	403

		Shares	Market Value ($000)
*	JSW Holdings Ltd.	2,082	402
	JM Financial Ltd.	285,030	400
	IDBI Bank Ltd.	366,011	397
	Afcons Infrastructure Ltd.	109,812	397
	Alembic Pharmaceuticals Ltd.	46,523	396
*	Cohance Lifesciences Ltd.	95,382	396
	Gujarat Pipavav Port Ltd.	217,326	395
	Voltamp Transformers Ltd.	4,883	392
	PTC India Ltd.	208,193	391
	HFCL Ltd.	524,693	391
	Chennai Petroleum Corp. Ltd.	41,434	391
	Karnataka Bank Ltd.	196,892	390
	Happiest Minds Technologies Ltd.	86,649	390
	Procter & Gamble Health Ltd.	6,726	388
	Olectra Greentech Ltd.	32,669	386
*	Sapphire Foods India Ltd.	186,991	386
	HEG Ltd.	64,425	380
	Sumitomo Chemical India Ltd.	84,403	376
	Sonata Software Ltd.	108,866	376
	Astra Microwave Products Ltd.	35,173	376
	PCBL CHEMICAL Ltd.	128,317	372
*	Azad Engineering Ltd.	23,122	371
	Finolex Cables Ltd.	46,951	370
[2]	IRCON International Ltd.	206,589	369
	Bata India Ltd.	39,350	368
	Poly Medicure Ltd.	22,193	367
	Techno Electric & Engineering Co. Ltd.	34,603	367
*	Rategain Travel Technologies Ltd.	54,794	365
	Sudarshan Chemical Industries Ltd.	36,950	363
	AstraZeneca Pharma India Ltd.	3,876	360
[2]	KPI Green Energy Ltd.	83,125	358
	Cemindia Projects Ltd.	51,366	358
	Care Ratings Ltd.	20,479	357
	Vinati Organics Ltd.	21,487	357
	Mahindra Lifespace Developers Ltd.	89,451	357
	Balrampur Chini Mills Ltd.	77,901	356
	DCB Bank Ltd.	163,334	355
	Aarti Pharmalabs Ltd.	43,188	354
	Arvind Fashions Ltd.	69,260	354
	Sun TV Network Ltd.	57,602	348
*	Tbo Tek Ltd.	22,709	344
	Engineers India Ltd.	182,406	343
	GHCL Ltd.	59,253	343
	Vijaya Diagnostic Centre Ltd.	32,862	343
*	Honasa Consumer Ltd.	113,498	341
	Jubilant Ingrevia Ltd.	49,203	340
[2]	New India Assurance Co. Ltd.	209,859	340
	Gravita India Ltd.	19,505	340
	BASF India Ltd.	8,538	339
	Jyothy Labs Ltd.	125,415	339
	Ramkrishna Forgings Ltd.	60,770	338
	KSB Ltd.	43,936	337
	KNR Constructions Ltd.	207,864	336
	Mrs Bectors Food Specialities Ltd.	138,695	336
	Arvind Ltd.	97,613	332
	Jupiter Life Line Hospitals Ltd.	22,591	332
	Jammu & Kashmir Bank Ltd.	288,734	329
	SKF India Ltd.	17,788	327
	Sanofi India Ltd.	7,445	325
	Akzo Nobel India Ltd.	10,664	325
	Finolex Industries Ltd.	169,019	325
	Century Plyboards India Ltd.	37,259	325
	Pricol Ltd.	53,732	321
	Time Technoplast Ltd.	163,640	321
	IIFL Capital Services Ltd.	88,471	319
	VA Tech Wabag Ltd.	26,739	314
	Clean Science & Technology Ltd.	33,216	311
*	NMDC Steel Ltd.	674,943	311
*,2	Equitas Small Finance Bank Ltd.	407,119	311
	RR Kabel Ltd.	20,803	310

		Shares	Market Value ($000)
	Kirloskar Brothers Ltd.	18,149	308
	Shipping Corp. of India Ltd.	125,690	308
*	Embassy Developments Ltd.	425,000	307
	Sarda Energy & Minerals Ltd.	57,184	305
	Mastek Ltd.	13,582	303
*	Hindustan Construction Co. Ltd.	1,389,565	302
*	Just Dial Ltd.	41,366	301
	Jindal Saw Ltd.	156,942	299
	KRBL Ltd.	79,882	298
	Birla Corp. Ltd.	25,708	296
	Prudent Corporate Advisory Services Ltd.	11,341	296
	Safari Industries India Ltd.	13,246	293
	TSF Investments Ltd.	61,827	293
	Zydus Wellness Ltd.	60,215	293
	Kirloskar Pneumatic Co. Ltd.	23,464	291
	Blue Dart Express Ltd.	4,807	287
	Vesuvius India Ltd.	52,960	286
	Caplin Point Laboratories Ltd.	14,678	284
	Minda Corp. Ltd.	46,421	284
*	Nuvoco Vistas Corp. Ltd.	74,717	283
	Vardhman Textiles Ltd.	60,171	283
*	Eureka Forbes Ltd.	47,780	283
	Bombay Burmah Trading Co.	15,052	282
*	Indian Overseas Bank	720,530	280
*,3	Kwality Wall's India Ltd.	639,970	280
*,3	Reliance Infrastructure Ltd.	190,564	278
	EPL Ltd.	133,127	278
	Marksans Pharma Ltd.	154,065	275
	Maharashtra Scooters Ltd.	1,874	274
*	Schneider Electric Infrastructure Ltd.	35,880	271
*	Aditya Birla Fashion & Retail Ltd.	372,364	269
	Doms Industries Ltd.	10,342	268
	Fine Organic Industries Ltd.	5,648	261
	Supreme Petrochem Ltd.	41,282	256
*	Chemplast Sanmar Ltd.	89,858	254
	Avanti Feeds Ltd.	29,194	253
[2]	Godrej Agrovet Ltd.	43,547	253
	Jupiter Wagons Ltd.	72,009	253
	Concord Biotech Ltd.	19,807	253
*	Tata Teleservices Maharashtra Ltd.	501,862	250
[2]	Tejas Networks Ltd.	67,676	250
*	SignatureGlobal India Ltd.	25,529	250
*	IFCI Ltd.	409,822	246
*	Gokaldas Exports Ltd.	41,131	246
	Graphite India Ltd.	36,497	245
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	244
	NIIT Learning Systems Ltd.	56,349	243
*	SBFC Finance Ltd.	262,081	243
	Praj Industries Ltd.	76,620	242
	Elecon Engineering Co. Ltd.	54,502	242
*	Sun Pharma Advanced Research Co. Ltd.	175,215	240
	Central Bank of India Ltd.	586,562	239
*	GMR Power & Urban Infra Ltd.	215,841	237
	Rain Industries Ltd.	136,140	230
	Genus Power Infrastructures Ltd.	74,899	230
	Sanofi Consumer Healthcare India Ltd.	4,933	228
	Westlife Foodworld Ltd.	42,368	227
	JK Paper Ltd.	63,690	227
*	Sterlite Technologies Ltd.	194,762	226
	Alkyl Amines Chemicals Ltd.	13,163	225
	Garware Technical Fibres Ltd.	31,580	225
	Suprajit Engineering Ltd.	45,808	225
	Rallis India Ltd.	74,494	223
	Shakti Pumps India Ltd.	32,760	223
	Welspun India Ltd.	163,043	220
	Action Construction Equipment Ltd.	23,855	220
*	Restaurant Brands Asia Ltd.	315,551	218
*	Infibeam Avenues Ltd. (XNSE)	1,207,451	214
	Newgen Software Technologies Ltd.	33,749	214
	Trident Ltd.	751,732	213

		Shares	Market Value ($000)
*	VIP Industries Ltd.	51,550	210
	Shilpa Medicare Ltd.	66,036	208
	Pfizer Ltd.	4,150	206
*	India Cements Ltd.	41,368	206
	Tanla Platforms Ltd.	37,034	206
	Triveni Engineering & Industries Ltd.	50,317	206
	JBM Auto Ltd.	33,344	205
	Vedant Fashions Ltd.	38,647	204
	Cera Sanitaryware Ltd.	3,753	204
	BLS International Services Ltd.	72,612	204
	Railtel Corp. of India Ltd.	52,839	204
	Transformers & Rectifiers India Ltd.	78,865	203
	RITES Ltd.	80,897	201
*	Borosil Renewables Ltd.	36,359	196
	Archean Chemical Industries Ltd.	31,677	195
	Gateway Distriparks Ltd.	303,103	193
*	Shree Renuka Sugars Ltd.	702,285	192
	PNC Infratech Ltd.	80,266	191
*	Network18 Media & Investments Ltd.	455,290	189
	Relaxo Footwears Ltd.	44,286	188
	ION Exchange India Ltd.	48,802	188
	Garware Hi-Tech Films Ltd.	5,726	188
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	187
*	TVS Supply Chain Solutions Ltd.	177,181	186
	Rhi Magnesita India Ltd.	37,741	183
	GMM Pfaudler Ltd.	16,739	178
*	Raymond Lifestyle Ltd.	15,375	175
	Texmaco Rail & Engineering Ltd.	125,174	174
	Power Mech Projects Ltd.	7,679	173
*	Valor Estate Ltd.	146,798	171
	Anup Engineering Ltd.	8,819	169
*	Ashoka Buildcon Ltd.	104,100	169
*	Websol Energy System Ltd.	188,480	167
	Electrosteel Castings Ltd.	205,511	159
	AurionPro Solutions Ltd.	15,938	157
	ISGEC Heavy Engineering Ltd.	18,816	155
*	Bajaj Consumer Care Ltd.	41,473	153
*	RattanIndia Power Ltd.	1,646,457	152
*	V-Mart Retail Ltd.	21,612	149
	Maharashtra Seamless Ltd.	26,258	149
*	Rajesh Exports Ltd.	83,961	148
*	Alok Industries Ltd.	890,350	146
	Cello World Ltd.	26,752	145
*	Zaggle Prepaid Ocean Services Ltd.	46,683	144
	Balaji Amines Ltd.	11,748	143
	TTK Prestige Ltd.	22,000	141
	Kaveri Seed Co. Ltd.	13,514	138
	Orient Electric Ltd.	70,738	138
	Paisalo Digital Ltd.	370,757	138
*	Sterling & Wilson Renewable	68,064	137
	Thomas Cook India Ltd.	100,656	134
	Polyplex Corp. Ltd.	14,297	132
	Saregama India Ltd.	35,469	130
	Orient Cement Ltd.	76,098	130
[2]	Dilip Buildcon Ltd.	24,359	122
[2]	Quess Corp. Ltd.	53,096	120
*	Sheela Foam Ltd.	20,446	115
	G R Infraprojects Ltd.	10,872	114
	Campus Activewear Ltd.	41,160	113
	NOCIL Ltd.	76,124	110
	Route Mobile Ltd.	16,654	108
*	TeamLease Services Ltd.	6,983	105
	Bajaj Electricals Ltd.	22,908	103
	Galaxy Surfactants Ltd.	4,894	97
*	Jai Balaji Industries Ltd.	128,462	94
*	Raymond Ltd.	19,219	79
	Symphony Ltd.	6,918	69
	Vaibhav Global Ltd.	25,010	61
*,3	Allcargo Global Ltd.	177,663	45
	NIIT Ltd.	40,043	33

		Shares	Market Value ($000)
*	Allcargo Logistics Ltd.	177,663	20
*	Indiabulls Ltd.	3,600	—
			1,457,734
Indonesia (0.1%)
	Bank Central Asia Tbk PT	38,303,220	16,924
	Bank Rakyat Indonesia Persero Tbk PT	51,419,642	11,672
	Bank Mandiri Persero Tbk PT	33,984,364	9,779
	Telkom Indonesia Persero Tbk PT	32,141,940	6,871
	Astra International Tbk PT	14,777,230	5,603
*	Dian Swastatika Sentosa Tbk PT	931,000	5,535
*	Amman Mineral Internasional PT	8,911,100	4,007
*	Bumi Resources Minerals Tbk PT	39,452,882	2,503
	Bank Negara Indonesia Persero Tbk PT	8,650,560	2,322
*	GoTo Gojek Tokopedia Tbk PT	580,142,100	2,230
*	Barito Pacific Tbk PT	15,330,077	1,973
*	Bumi Resources Tbk PT	121,482,465	1,873
*	Merdeka Copper Gold Tbk PT	8,751,000	1,651
	United Tractors Tbk PT	1,012,560	1,577
	Sumber Alfaria Trijaya Tbk PT	14,488,400	1,508
	Charoen Pokphand Indonesia Tbk PT	5,128,900	1,355
	Petrindo Jaya Kreasi Tbk PT	12,378,300	1,338
	Aneka Tambang Tbk	5,319,100	1,309
	Indofood Sukses Makmur Tbk PT	3,061,200	1,243
	Kalbe Farma Tbk PT	15,586,500	1,063
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,600,600	872
	Alamtri Resources Indonesia Tbk PT	6,201,300	815
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	804
	Elang Mahkota Teknologi Tbk PT	12,364,300	722
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	680
	Adaro Andalan Indonesia PT	1,493,200	678
	Indofood CBP Sukses Makmur Tbk PT	1,391,300	660
	Trimegah Bangun Persada Tbk PT	7,244,000	590
	Unilever Indonesia Tbk PT	4,518,200	519
	Medikaloka Hermina Tbk PT	6,352,900	502
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	497
	Alamtri Minerals Indonesia Tbk PT	4,050,900	482
	Indosat Tbk PT	3,501,600	466
	Vale Indonesia Tbk PT	1,180,144	455
	Medco Energi Internasional Tbk PT	4,933,581	449
	Japfa Comfeed Indonesia Tbk PT	2,544,500	420
	Mitra Adiperkasa Tbk PT	5,496,000	389
	Cisarua Mountain Dairy Tbk PT	1,236,200	376
	Dayamitra Telekomunikasi PT	11,275,900	374
*	Bank Jago Tbk PT	3,518,500	357
*	Bukalapak.com PT Tbk	39,241,700	339
	Sarana Menara Nusantara Tbk PT	10,600,800	330
	Bank Syariah Indonesia Tbk PT	2,461,181	330
	Ciputra Development Tbk PT	6,511,930	323
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	323
	AKR Corporindo Tbk PT	4,222,200	318
	Mayora Indah Tbk PT	2,290,500	315
	Gudang Garam Tbk PT	330,600	308
	Semen Indonesia Persero Tbk PT	2,056,694	302
	Tower Bersama Infrastructure Tbk PT	2,764,259	294
	Timah Tbk PT	1,493,300	289
	Bukit Asam Tbk PT	1,937,900	287
*	Siloam International Hospitals Tbk PT	1,650,401	272
	Jasa Marga Persero Tbk PT	1,257,417	267
	Pakuwon Jati Tbk PT	12,205,800	262
	Indocement Tunggal Prakarsa Tbk PT	655,375	260
*	Bumi Serpong Damai Tbk PT	4,606,300	247
	Map Aktif Adiperkasa PT	5,841,700	245
	Avia Avian Tbk PT	9,290,900	240
	Bank Tabungan Negara Persero Tbk PT	3,224,980	237
	Summarecon Agung Tbk PT	9,447,166	223
	ESSA Industries Indonesia Tbk PT	5,478,700	214
	BFI Finance Indonesia Tbk PT	4,558,800	192
*	MNC Digital Entertainment Tbk PT	7,638,286	173
	Surya Citra Media Tbk PT	11,298,100	168

		Shares	Market Value ($000)
	Bank BTPN Syariah Tbk PT	1,919,700	138
	Bank Pan Indonesia Tbk PT	2,092,200	134
	Indo Tambangraya Megah Tbk PT	101,500	133
	Astra Agro Lestari Tbk PT	294,355	130
*	Lippo Karawaci Tbk PT	19,524,292	113
*,3	Waskita Karya Persero Tbk PT	9,251,808	111
	Matahari Department Store Tbk PT	968,300	108
*	Panin Financial Tbk PT	6,493,900	103
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	97
*	Bank Neo Commerce Tbk PT	4,158,400	97
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	90
*	Media Nusantara Citra Tbk PT	4,372,200	65
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	58
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	50
*	MNC Tourism Indonesia Tbk PT	698,200	8
			101,636
Ireland (0.1%)
	AIB Group plc	1,616,860	18,074
	Bank of Ireland Group plc	737,891	14,992
	Kerry Group plc Class A	128,211	11,397
	Kingspan Group plc	111,180	9,681
	Ryanair Holdings plc	111,494	3,784
	Glanbia plc (XDUB)	131,844	2,541
	Cairn Homes plc (XDUB)	426,619	1,054
*,3	Greencore Group plc	145,599	4
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			61,527
Israel (0.3%)
*	Teva Pharmaceutical Industries Ltd.	862,412	29,260
	Bank Leumi Le-Israel BM	1,163,278	27,964
	Bank Hapoalim BM	1,033,712	25,555
	Elbit Systems Ltd.	20,241	14,316
	Israel Discount Bank Ltd. Class A	1,025,533	12,082
*	Tower Semiconductor Ltd.	85,997	11,355
*	Nova Ltd.	22,846	11,152
	Mizrahi Tefahot Bank Ltd.	109,288	8,550
	Phoenix Financial Ltd.	166,030	8,059
*	Enlight Renewable Energy Ltd.	95,123	5,368
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,986,425	5,102
*	Nice Ltd.	45,582	4,821
	Next Vision Stabilized Systems Ltd.	52,494	4,735
	Harel Insurance Investments & Financial Services Ltd.	79,912	3,665
	Clal Insurance Enterprises Holdings Ltd.	49,548	3,604
	Azrieli Group Ltd.	25,413	3,408
	First International Bank of Israel Ltd.	36,940	3,136
*	Camtek Ltd.	20,729	3,098
*	OPC Energy Ltd.	109,500	2,979
	ICL Group Ltd.	507,282	2,754
	Big Shopping Centers Ltd.	10,525	2,532
	Tel Aviv Stock Exchange Ltd.	62,266	2,392
	Melisron Ltd.	15,686	2,055
	Menora Mivtachim Holdings Ltd.	15,754	2,024
*	Migdal Insurance & Financial Holdings Ltd.	370,714	1,989
	Delek Group Ltd.	6,928	1,950
	Mivne Real Estate KD Ltd.	391,509	1,825
	Shufersal Ltd.	140,402	1,813
	Mega Or Holdings Ltd.	16,498	1,795
	Paz Retail & Energy Ltd.	6,500	1,591
	Alony Hetz Properties & Investments Ltd.	116,065	1,532
*	Shikun & Binui Ltd.	253,296	1,477
	Strauss Group Ltd.	38,878	1,467
	Matrix IT Ltd.	31,744	1,425
	One Software Technologies Ltd.	45,604	1,311
	El Al Israel Airlines	231,716	1,310
	Reit 1 Ltd.	145,927	1,281
*	Bet Shemesh Engines Holdings 1997 Ltd.	4,834	1,221
	Amot Investments Ltd.	154,460	1,196
	Formula Systems 1985 Ltd.	7,065	1,128
	Partner Communications Co. Ltd.	91,786	1,115

		Shares	Market Value ($000)
	Energix-Renewable Energies Ltd.	173,227	1,101
	FIBI Holdings Ltd.	11,640	1,036
	Electra Ltd.	29,640	1,028
	Cellcom Israel Ltd.	82,003	974
	Kenon Holdings Ltd.	13,562	967
	Hilan Ltd.	12,014	959
	Meitav Investment House Ltd.	24,081	938
*	Fattal Holdings 1998 Ltd.	4,454	916
	Shapir Engineering & Industry Ltd.	91,917	883
*	OY Nofar Energy Ltd.	17,362	867
	Israel Corp. Ltd.	2,831	846
	Aura Investments Ltd.	117,433	828
	YH Dimri Construction & Development Ltd.	6,090	773
*	Equital Ltd.	16,480	771
	Israel Canada T.R Ltd.	132,683	749
*	Airport City Ltd.	37,952	706
	Ashtrom Group Ltd.	30,729	679
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	653
	Sella Capital Real Estate Ltd.	173,996	623
	Fox Wizel Ltd.	6,117	618
	Isracard Ltd.	126,001	598
	Summit Real Estate Holdings Ltd.	28,498	580
	Gav-Yam Lands Corp. Ltd.	43,838	565
*	Nayax Ltd.	9,987	561
	IDI Insurance Co. Ltd.	6,276	493
	Danel Adir Yeoshua Ltd.	3,008	458
	Delta Galil Ltd.	8,123	442
*	Priortech Ltd.	5,204	435
	Oil Refineries Ltd.	1,298,336	427
	Inrom Construction Industries Ltd.	65,563	427
	Elco Ltd.	7,402	389
*	Turpaz Industries Ltd.	13,861	349
	Qualitau Ltd.	1,250	270
*	Perion Network Ltd.	25,241	219
	Delek Automotive Systems Ltd.	26,913	201
	Lapidoth Capital Ltd.	6,207	195
*	Doral Group Renewable Energy Resources Ltd.	13,339	187
*	Argo Properties NV	4,190	170
*	Meshek Energy Renewable Energies Ltd.	45,588	158
	G City Ltd.	38,591	119
	Max Stock Ltd.	10,953	99
*	Gilat Satellite Networks Ltd.	4,429	86
	Aryt Industries Ltd.	2,427	48
	Magic Software Enterprises Ltd.	746	19
*	Orion Retail Properties Ltd.	5,456	5
			249,807
Italy (0.8%)
	UniCredit SpA	1,146,995	99,956
	Intesa Sanpaolo SpA	11,558,534	81,827
	Enel SpA	5,782,990	63,894
	Eni SpA	1,481,428	30,279
	Ferrari NV	89,298	29,785
	Generali	721,497	29,430
	Prysmian SpA	219,521	26,001
	Leonardo SpA	309,164	20,660
	Banco BPM SpA	1,146,187	17,181
	Banca Monte dei Paschi di Siena SpA	1,592,052	16,516
	Stellantis NV	1,627,871	15,973
	BPER Banca SpA	1,086,793	15,306
	FinecoBank Banca Fineco SpA	487,539	12,925
	Terna - Rete Elettrica Nazionale	1,038,324	11,252
	Snam SpA	1,525,021	10,481
	Moncler SpA	176,850	10,304
[2]	Poste Italiane SpA	324,055	8,535
	Unipol Assicurazioni SpA	278,475	6,202
*	Telecom Italia SpA (MTAA)	8,097,361	5,493
	Italgas SpA	450,665	5,414
	Lottomatica Group SpA	184,980	4,550
	Recordati Industria Chimica e Farmaceutica SpA	79,130	4,360

		Shares	Market Value ($000)
	Tenaris SA	189,159	4,202
	A2A SpA	1,161,408	3,504
	Buzzi SpA	61,170	3,482
	Banca Mediolanum SpA	142,850	3,351
[1]	Saipem SpA	897,232	3,314
	Azimut Holding SpA	75,203	3,177
	Davide Campari-Milano NV	439,955	3,136
	Iveco Group NV	140,085	3,133
	Interpump Group SpA	53,938	3,129
	Hera SpA	574,854	2,845
	Banca Generali SpA	38,280	2,579
	Brunello Cucinelli SpA	24,546	2,353
	De' Longhi SpA	49,668	2,196
	Reply SpA	15,666	2,054
*	Technoprobe SpA	110,048	2,042
[2]	Pirelli & C SpA	262,262	1,975
[2]	Infrastrutture Wireless Italiane SpA	215,678	1,907
[2]	Nexi SpA	418,463	1,787
[2]	Technogym SpA	82,916	1,731
	SOL SpA	31,704	1,707
	Maire SpA	95,779	1,673
	Mediobanca Banca di Credito Finanziario SpA	74,615	1,562
	Brembo NV	119,710	1,440
	Amplifon SpA	89,187	1,438
	DiaSorin SpA	15,804	1,355
	Webuild SpA (MTAA)	321,334	1,331
	Iren SpA	407,360	1,304
*	Fincantieri SpA	65,803	1,249
*,2	BFF Bank SpA	129,109	1,238
	Banca Popolare di Sondrio SpA	59,377	1,214
	Tenaris SA ADR	26,582	1,178
	Tamburi Investment Partners SpA	83,125	941
[2]	Enav SpA	156,225	902
	ERG SpA	32,477	864
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	837
[2]	Carel Industries SpA	31,974	795
	Credito Emiliano SpA	42,857	788
	ACEA SpA	27,865	777
	MFE-MediaForEurope NV Class A	185,212	691
	Cementir Holding NV	26,273	591
	Banca IFIS SpA	17,903	583
	El.En. SpA	29,464	482
	Sesa SpA	4,305	457
	Intercos SpA	30,207	457
	Italmobiliare SpA	13,795	455
	Moltiply Group SpA	10,827	447
[2]	RAI Way SpA	63,457	430
*	Salvatore Ferragamo SpA	48,656	383
	Ariston Holding NV	56,751	320
	Sanlorenzo SpA	8,234	315
[1]	Tinexta SpA	15,151	272
	MFE-MediaForEurope NV Class B	50,501	243
[2]	Anima Holding SpA	27,826	216
*,2	GVS SpA	39,763	196
*,1	Juventus Football Club SpA	62,426	190
	Arnoldo Mondadori Editore SpA	74,965	189
[1]	Piaggio & C SpA	90,492	187
	MARR SpA	13,886	147
[1]	Zignago Vetro SpA	13,478	121
	Alerion Cleanpower SpA	5,494	118
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	44
			608,348
Japan (5.7%)
	Toyota Motor Corp.	7,966,240	180,559
	Mitsubishi UFJ Financial Group Inc.	8,224,660	148,952
	Hitachi Ltd.	3,294,260	114,311
	Sony Group Corp.	4,507,000	99,370
	Sumitomo Mitsui Financial Group Inc.	2,765,644	97,324
	Advantest Corp.	549,256	90,840

		Shares	Market Value ($000)
	Tokyo Electron Ltd.	332,400	88,571
	SoftBank Group Corp.	2,932,460	80,078
	Mizuho Financial Group Inc.	1,830,910	79,494
	Mitsubishi Heavy Industries Ltd.	2,403,870	70,779
	Mitsubishi Corp.	2,472,600	65,688
	Mitsui & Co. Ltd.	1,910,200	62,397
	ITOCHU Corp.	4,776,440	61,151
	Recruit Holdings Co. Ltd.	1,005,427	52,960
	Keyence Corp.	143,532	52,656
	Fast Retailing Co. Ltd.	135,800	51,812
	Tokio Marine Holdings Inc.	1,386,056	51,662
	Nintendo Co. Ltd.	753,360	46,652
	Mitsubishi Electric Corp.	1,484,840	46,419
	Shin-Etsu Chemical Co. Ltd.	1,394,780	45,867
	Hoya Corp.	252,951	42,434
	Takeda Pharmaceutical Co. Ltd.	1,187,439	40,420
	Marubeni Corp.	1,119,228	37,100
	Fujitsu Ltd.	1,299,800	36,116
	KDDI Corp.	2,067,100	34,901
	Sumitomo Corp.	781,500	31,736
	NEC Corp.	926,000	31,391
	Japan Tobacco Inc.	841,382	30,409
	Softbank Corp.	21,017,830	28,569
	Honda Motor Co. Ltd.	2,828,123	28,444
	FANUC Corp.	700,055	28,110
	Disco Corp.	65,600	27,962
	Chugai Pharmaceutical Co. Ltd.	482,300	27,549
	Komatsu Ltd.	701,950	26,867
	ORIX Corp.	863,660	26,320
	Fujikura Ltd.	204,200	25,665
	Daiichi Sankyo Co. Ltd.	1,392,700	25,514
	Aeon Co. Ltd.	1,862,428	25,474
	Murata Manufacturing Co. Ltd.	1,250,522	25,405
	Daikin Industries Ltd.	208,763	25,016
	Sumitomo Electric Industries Ltd.	571,300	25,011
	Japan Post Bank Co. Ltd.	1,357,036	24,111
	MS&AD Insurance Group Holdings Inc.	929,368	23,678
	Panasonic Holdings Corp.	1,706,259	23,394
	Seven & i Holdings Co. Ltd.	1,627,400	23,305
	Dai-ichi Life Holdings Inc.	2,626,500	23,098
	Mitsui Fudosan Co. Ltd.	2,000,300	22,937
	Sompo Holdings Inc.	658,225	22,699
	Mitsubishi Estate Co. Ltd.	839,191	21,388
	NTT Inc.	20,576,500	20,677
*	Renesas Electronics Corp.	1,228,623	20,426
	Nomura Holdings Inc.	2,243,200	20,329
	Otsuka Holdings Co. Ltd.	337,800	20,224
	East Japan Railway Co.	804,115	20,187
	Resona Holdings Inc.	1,697,689	19,795
	Canon Inc.	650,000	19,785
	Toyota Tsusho Corp.	534,700	19,473
	Astellas Pharma Inc.	1,383,500	19,244
	Denso Corp.	1,381,700	19,171
	Bridgestone Corp.	841,808	18,953
	TDK Corp.	1,453,700	18,757
	Suzuki Motor Corp.	1,342,184	18,301
	Central Japan Railway Co.	652,095	18,192
	FUJIFILM Holdings Corp.	896,800	17,914
*	Kioxia Holdings Corp.	127,100	17,386
	ENEOS Holdings Inc.	2,045,707	17,290
	Ajinomoto Co. Inc.	737,800	16,879
	Sumitomo Mitsui Trust Group Inc.	501,392	16,746
	SMC Corp.	41,600	16,173
	IHI Corp.	692,100	16,013
	Toyota Industries Corp.	124,300	15,905
	Inpex Corp.	704,900	15,793
	Kyocera Corp.	1,039,100	15,589
	Daiwa House Industry Co. Ltd.	454,300	15,480
	Japan Post Holdings Co. Ltd.	1,285,252	15,465
	Nippon Steel Corp.	3,656,590	15,237

		Shares	Market Value ($000)
	Terumo Corp.	1,110,456	14,526
	Kao Corp.	356,748	14,271
	Sumitomo Realty & Development Co. Ltd.	507,092	14,121
	Oriental Land Co. Ltd.	806,400	14,117
	Kajima Corp.	329,400	13,438
	Lasertec Corp.	58,300	13,394
	Shionogi & Co. Ltd.	602,200	12,399
	Asics Corp.	510,800	12,296
	Asahi Group Holdings Ltd.	1,166,456	12,211
	Kansai Electric Power Co. Inc.	763,400	12,180
	Nitto Denko Corp.	529,300	11,763
	Obayashi Corp.	519,300	11,722
	Secom Co. Ltd.	316,974	11,612
	Tokyo Gas Co. Ltd.	260,900	11,575
	Taisei Corp.	115,399	11,511
	Kubota Corp.	748,200	11,464
	Sekisui House Ltd.	505,000	11,255
	Bandai Namco Holdings Inc.	432,600	11,225
	Ebara Corp.	351,400	10,639
	Konami Group Corp.	72,400	10,572
	Sumitomo Metal Mining Co. Ltd.	184,600	10,431
	Kirin Holdings Co. Ltd.	659,700	10,257
	NIDEC Corp.	706,892	10,112
	Asahi Kasei Corp.	1,031,700	10,009
	Kawasaki Heavy Industries Ltd.	119,900	10,009
	Ibiden Co. Ltd.	188,400	9,931
	Olympus Corp.	828,000	9,890
	Nomura Research Institute Ltd.	322,069	9,797
	Nippon Yusen KK	296,900	9,758
	Osaka Gas Co. Ltd.	259,700	9,750
	Subaru Corp.	453,500	9,736
	SBI Holdings Inc.	429,680	9,717
	Daiwa Securities Group Inc.	956,200	9,318
	T&D Holdings Inc.	367,500	9,077
	Daifuku Co. Ltd.	250,100	8,972
	Japan Exchange Group Inc.	820,300	8,951
	Chubu Electric Power Co. Inc.	614,270	8,924
	Toray Industries Inc.	1,179,800	8,702
	Pan Pacific International Holdings Corp.	1,458,600	8,636
	SCREEN Holdings Co. Ltd.	66,100	8,418
	Resonac Holdings Corp.	130,988	7,607
	Fuji Electric Co. Ltd.	104,177	7,421
	Aisin Corp.	411,800	7,377
	Mitsui OSK Lines Ltd.	235,117	7,370
	Obic Co. Ltd.	259,800	7,221
	Ryohin Keikaku Co. Ltd.	357,340	7,127
	Nexon Co. Ltd.	294,224	7,039
	Yokohama Financial Group Inc.	770,279	7,015
*	Rakuten Group Inc.	1,144,500	6,862
	JFE Holdings Inc.	509,200	6,855
	Mitsubishi Chemical Group Corp.	997,984	6,589
	Isuzu Motors Ltd.	396,320	6,385
	West Japan Railway Co.	312,464	6,385
	Shimizu Corp.	359,500	6,384
	Capcom Co. Ltd.	249,100	6,349
	Chiba Bank Ltd.	468,100	6,337
	JX Advanced Metals Corp.	391,425	6,334
	Shimano Inc.	55,100	6,281
	Makita Corp.	175,300	6,091
	Eisai Co. Ltd.	217,800	6,072
	Yaskawa Electric Corp.	187,263	5,977
	Niterra Co. Ltd.	134,300	5,872
	Yokogawa Electric Corp.	175,900	5,864
	Kokusai Electric Corp.	140,500	5,833
	Minebea Mitsumi Inc.	272,584	5,571
	Nippon Building Fund Inc.	5,740	5,324
	TOPPAN Holdings Inc.	172,100	5,316
	Shizuoka Financial Group Inc.	325,200	5,312
	Sojitz Corp.	145,259	5,297
	Dai Nippon Printing Co. Ltd.	288,200	5,171

		Shares	Market Value ($000)
	Mitsui Kinzoku Co. Ltd.	39,300	5,129
	AGC Inc.	138,900	5,125
	Nitori Holdings Co. Ltd.	298,600	5,104
	Unicharm Corp.	837,600	5,087
	Sekisui Chemical Co. Ltd.	284,000	5,023
	Mitsubishi HC Capital Inc. (XTKS)	568,450	4,961
	Shiseido Co. Ltd.	289,800	4,950
	LY Corp.	1,931,800	4,946
	Hankyu Hanshin Holdings Inc.	174,500	4,873
	Shimadzu Corp.	178,200	4,830
	Yamaha Motor Co. Ltd.	638,800	4,824
	Fukuoka Financial Group Inc.	132,664	4,824
	Mebuki Financial Group Inc.	635,450	4,794
	Kikkoman Corp.	524,850	4,748
	Idemitsu Kosan Co. Ltd.	557,170	4,728
	NGK Insulators Ltd.	193,300	4,631
	Toyo Suisan Kaisha Ltd.	64,500	4,605
	Nippon Paint Holdings Co. Ltd.	681,353	4,524
	TIS Inc.	151,000	4,394
	Rohm Co. Ltd.	249,200	4,364
	Furukawa Electric Co. Ltd.	50,000	4,355
	Sanrio Co. Ltd.	139,576	4,318
*	Sony Financial Group Inc.	4,203,200	4,231
	Kyoto Financial Group Inc.	174,000	4,204
	Food & Life Cos. Ltd.	76,900	4,201
	Ono Pharmaceutical Co. Ltd.	280,800	4,183
*	Nissan Motor Co. Ltd.	1,713,641	4,177
	Nippon Sanso Holdings Corp.	137,400	4,169
*	Tokyo Electric Power Co. Holdings Inc.	1,101,200	4,136
	MEIJI Holdings Co. Ltd.	175,468	4,117
	Japan Post Insurance Co. Ltd.	130,978	4,057
	Daito Trust Construction Co. Ltd.	199,760	4,055
	MatsukiyoCocokara & Co.	247,140	3,959
	Hulic Co. Ltd.	330,371	3,937
	Tokyu Corp.	347,800	3,927
	ADEKA Corp.	131,400	3,906
	Nagase & Co. Ltd.	150,200	3,904
	Kurita Water Industries Ltd.	77,400	3,872
	Toho Co. Ltd.	75,200	3,834
	Sumitomo Forestry Co. Ltd.	352,300	3,820
	Japan Real Estate Investment Corp.	4,714	3,803
	Kawasaki Kisen Kaisha Ltd.	259,591	3,751
	Tokyu Fudosan Holdings Corp.	404,386	3,744
	M3 Inc.	300,938	3,713
	Japan Metropolitan Fund Investment	4,659	3,667
	Kyushu Electric Power Co. Inc.	328,300	3,655
	Isetan Mitsukoshi Holdings Ltd.	226,700	3,638
	Nippon Express Holdings Inc.	160,100	3,637
	Trend Micro Inc.	92,200	3,617
	Zensho Holdings Co. Ltd.	66,700	3,615
	Yokohama Rubber Co. Ltd.	91,000	3,592
	BayCurrent Inc.	101,470	3,575
	Mitsui Chemicals Inc.	243,200	3,553
	Omron Corp.	139,000	3,547
	Haseko Corp.	172,200	3,529
	Kinden Corp.	78,900	3,491
	Hachijuni Nagano Bank Ltd.	277,200	3,463
	Tokyo Ohka Kogyo Co. Ltd.	73,200	3,455
	Hikari Tsushin Inc.	12,500	3,452
	Tokyo Tatemono Co. Ltd.	145,100	3,415
	Ricoh Co. Ltd.	385,400	3,410
	Sumitomo Chemical Co. Ltd.	1,118,292	3,402
	Skylark Holdings Co. Ltd.	166,447	3,392
	Square Enix Holdings Co. Ltd.	196,000	3,387
	Kobe Steel Ltd.	233,200	3,357
	Brother Industries Ltd.	162,500	3,313
	Horiba Ltd.	27,900	3,309
	TOTO Ltd.	104,300	3,278
	Modec Inc.	33,500	3,267
	Oji Holdings Corp.	547,700	3,244

		Shares	Market Value ($000)
	Otsuka Corp.	163,100	3,234
	Mazda Motor Corp.	417,400	3,212
	MISUMI Group Inc.	193,200	3,194
	Sanwa Holdings Corp.	140,000	3,171
	Iyogin Holdings Inc.	170,000	3,165
	Tosoh Corp.	192,990	3,150
	NH Foods Ltd.	69,300	3,146
*	Rakuten Bank Ltd.	65,300	3,125
	Sysmex Corp.	329,602	3,119
	Seibu Holdings Inc.	116,488	3,086
	Mitsui E&S Co. Ltd.	68,600	3,049
	KDX Realty Investment Corp.	2,796	3,025
	Nomura Real Estate Master Fund Inc.	2,785	3,009
	Nissan Chemical Corp.	87,100	3,002
	Nippon Prologis REIT Inc.	5,139	2,999
	Azbil Corp.	340,300	2,978
	Tsuruha Holdings Inc.	185,660	2,958
	NOF Corp.	153,100	2,957
	Gunma Bank Ltd.	232,600	2,928
	USS Co. Ltd.	259,800	2,871
	Open House Group Co. Ltd.	48,800	2,871
	Nissin Foods Holdings Co. Ltd.	139,900	2,839
	Kintetsu Group Holdings Co. Ltd.	135,500	2,812
	GLP J-Reit	3,059	2,812
	SG Holdings Co. Ltd.	289,300	2,785
	Dentsu Group Inc.	142,849	2,773
	Dowa Holdings Co. Ltd.	46,500	2,754
	Amada Co. Ltd.	212,700	2,725
	Suntory Beverage & Food Ltd.	85,700	2,715
	Sapporo Holdings Ltd.	253,000	2,701
	Denka Co. Ltd.	140,100	2,697
	Kyowa Kirin Co. Ltd.	166,100	2,696
	77 Bank Ltd.	49,000	2,691
	Yakult Honsha Co. Ltd.	164,376	2,656
	Hokuhoku Financial Group Inc.	76,900	2,643
	CyberAgent Inc.	290,368	2,634
	McDonald's Holdings Co. Japan Ltd.	60,400	2,619
	COMSYS Holdings Corp.	83,798	2,618
	Kandenko Co. Ltd.	72,300	2,603
	Tohoku Electric Power Co. Inc.	359,100	2,590
	Nikon Corp.	203,200	2,558
	Hoshizaki Corp.	77,564	2,557
	Sumitomo Heavy Industries Ltd.	82,000	2,553
	Daiwa House REIT Investment Corp.	2,918	2,543
	Santen Pharmaceutical Co. Ltd.	225,700	2,539
	Tokyo Seimitsu Co. Ltd.	28,000	2,537
	Kyushu Railway Co.	99,624	2,537
	SUMCO Corp.	242,926	2,536
	Asahi Intecc Co. Ltd.	150,500	2,509
	Electric Power Development Co. Ltd.	117,600	2,498
	Japan Steel Works Ltd.	44,900	2,485
	Odakyu Electric Railway Co. Ltd.	230,000	2,464
	Seiko Epson Corp.	191,000	2,458
	Yamato Holdings Co. Ltd.	186,400	2,437
	ZOZO Inc.	294,800	2,435
	Orix JREIT Inc.	3,633	2,433
	J Front Retailing Co. Ltd.	164,300	2,399
	Nomura Real Estate Holdings Inc.	359,300	2,388
	Hitachi Construction Machinery Co. Ltd.	73,000	2,387
	Mitsubishi Gas Chemical Co. Inc.	120,300	2,386
	United Urban Investment Corp.	2,057	2,377
	EXEO Group Inc.	142,400	2,376
	Rohto Pharmaceutical Co. Ltd.	141,700	2,346
	Takashimaya Co. Ltd.	187,700	2,346
	Keisei Electric Railway Co. Ltd.	296,100	2,340
	Mitsubishi Materials Corp.	81,234	2,337
	Cosmo Energy Holdings Co. Ltd.	77,704	2,330
	MonotaRO Co. Ltd.	172,744	2,330
	Taiheiyo Cement Corp.	84,700	2,328
	Kuraray Co. Ltd.	214,900	2,320

		Shares	Market Value ($000)
	Hamamatsu Photonics KK	207,100	2,314
[1]	Daisyo Corp.	312,700	2,310
	Shimamura Co. Ltd.	34,300	2,299
	Kobe Bussan Co. Ltd.	93,300	2,280
	Medipal Holdings Corp.	124,700	2,260
	Tobu Railway Co. Ltd.	127,400	2,249
*,1	Metaplanet Inc.	786,700	2,220
	ANA Holdings Inc.	113,730	2,208
	Credit Saison Co. Ltd.	81,500	2,200
	Lixil Corp.	191,700	2,199
[1]	CHIMNEY Co. Ltd.	266,400	2,196
	Persol Holdings Co. Ltd.	1,251,300	2,192
	Marui Group Co. Ltd.	111,400	2,180
	Penta-Ocean Construction Co. Ltd.	207,200	2,175
	THK Co. Ltd.	72,800	2,175
[1]	Tokyo Metro Co. Ltd.	203,700	2,175
	Toyo Seikan Group Holdings Ltd.	85,800	2,153
	Invincible Investment Corp.	5,084	2,153
	Kamigumi Co. Ltd.	60,900	2,131
	Nishi-Nippon Financial Holdings Inc.	87,900	2,129
	JGC Holdings Corp.	151,700	2,126
	Toyo Tire Corp.	78,900	2,126
	Air Water Inc.	139,400	2,116
	Sumitomo Rubber Industries Ltd.	130,272	2,099
	NSK Ltd.	301,100	2,094
	Kewpie Corp.	74,300	2,085
	Dexerials Corp.	118,400	2,077
	Hirose Electric Co. Ltd.	19,221	2,075
	Hirogin Holdings Inc.	183,000	2,073
	Nabtesco Corp.	76,000	2,059
	Takasago Thermal Engineering Co. Ltd.	71,000	2,053
	Studio Alice Co. Ltd.	158,700	2,044
	Nitto Boseki Co. Ltd.	21,400	2,042
	Yamaha Corp.	276,700	2,011
	Advance Residence Investment Corp.	1,849	2,007
	Nisshin Seifun Group Inc.	157,620	2,002
	Sankyo Co. Ltd.	127,400	1,993
	Zenkoku Hosho Co. Ltd.	100,000	1,988
	Nippon Electric Glass Co. Ltd.	45,400	1,974
	Rinnai Corp.	75,000	1,970
	Koito Manufacturing Co. Ltd.	124,500	1,949
	Organo Corp.	18,400	1,943
	Toyoda Gosei Co. Ltd.	70,700	1,921
	Alfresa Holdings Corp.	119,100	1,918
	Kyushu Financial Group Inc.	255,070	1,912
	Coca-Cola Bottlers Japan Holdings Inc.	85,675	1,911
	Yamazaki Baking Co. Ltd.	89,500	1,896
	NHK Spring Co. Ltd.	104,200	1,894
	Keio Corp.	75,700	1,888
	INFRONEER Holdings Inc.	125,752	1,883
	Nifco Inc.	60,302	1,877
	Maruwa Co. Ltd.	6,100	1,875
	GMO Payment Gateway Inc.	32,406	1,872
	ALSOK Co. Ltd.	238,700	1,849
	Daishi Hokuetsu Financial Group Inc.	155,100	1,849
	JTEKT Corp.	156,000	1,842
*	Sumitomo Pharma Co. Ltd.	123,200	1,833
	Yamaguchi Financial Group Inc.	114,400	1,822
	Taiyo Yuden Co. Ltd.	85,500	1,808
	Lion Corp.	167,900	1,800
	BIPROGY Inc.	53,900	1,790
	Taiyo Holdings Co. Ltd.	55,200	1,787
	Hisamitsu Pharmaceutical Co. Inc.	43,100	1,776
	Kansai Paint Co. Ltd.	111,200	1,775
	Ulvac Inc.	33,000	1,772
	Japan Airlines Co. Ltd.	93,045	1,758
	Chugin Financial Group Inc.	97,000	1,756
	Socionext Inc.	129,800	1,737
	Japan Hotel REIT Investment Corp.	3,221	1,732
	Kraftia Corp.	33,200	1,731

		Shares	Market Value ($000)
	Nichias Corp.	34,400	1,726
	Suzuken Co. Ltd.	42,760	1,724
*	Mercari Inc.	77,418	1,718
	Sankyu Inc.	28,800	1,716
	Macnica Holdings Inc.	99,300	1,703
	Mitsubishi Logistics Corp.	196,500	1,678
	Toho Gas Co. Ltd.	50,500	1,673
	UACJ Corp.	105,600	1,671
	DMG Mori Co. Ltd.	94,400	1,666
	Nichirei Corp.	133,900	1,662
	ST Corp.	168,300	1,662
	Iida Group Holdings Co. Ltd.	100,097	1,653
	Sugi Holdings Co. Ltd.	70,800	1,627
	Sega Sammy Holdings Inc.	103,700	1,627
	Nikkon Holdings Co. Ltd.	68,300	1,619
	GS Yuasa Corp.	69,400	1,616
	Tokai Carbon Co. Ltd.	232,200	1,607
	Japan Prime Realty Investment Corp.	2,340	1,587
	Japan Airport Terminal Co. Ltd.	49,900	1,563
	Stanley Electric Co. Ltd.	79,100	1,558
	Nissui Corp.	183,900	1,550
	Oracle Corp. Japan	22,800	1,543
	Alps Alpine Co. Ltd.	117,267	1,536
	Industrial & Infrastructure Fund Investment Corp.	1,584	1,534
	Kadokawa Corp.	72,072	1,523
	Konica Minolta Inc.	347,800	1,522
	Yamato Kogyo Co. Ltd.	21,100	1,521
	Tokyo Century Corp.	108,680	1,514
	Keihan Holdings Co. Ltd.	68,100	1,513
	Sekisui House REIT Inc.	2,570	1,509
	Keikyu Corp.	152,700	1,501
	SWCC Corp.	20,000	1,491
	Mitsui Fudosan Accommodations Fund Inc.	1,664	1,488
	Nippon Kayaku Co. Ltd.	127,200	1,478
	Mitsui Fudosan Logistics Park Inc.	1,971	1,471
	DIC Corp.	59,800	1,464
	Sanki Engineering Co. Ltd.	33,900	1,460
	Iwatani Corp.	122,800	1,457
	Shiga Bank Ltd.	28,400	1,452
	Sumitomo Bakelite Co. Ltd.	41,200	1,451
	Chugoku Electric Power Co. Inc.	226,000	1,443
	Hyakugo Bank Ltd.	158,200	1,439
	Nagoya Railroad Co. Ltd.	128,700	1,438
	Toda Corp.	164,700	1,438
	Rorze Corp.	66,900	1,417
	Jeol Ltd.	34,900	1,408
	North Pacific Bank Ltd.	235,300	1,406
	Kanematsu Corp.	106,800	1,403
	Kokuyo Co. Ltd.	238,800	1,399
	SKY Perfect JSAT Holdings Inc.	96,700	1,398
	Nankai Electric Railway Co. Ltd.	75,300	1,394
	Shibaura Mechatronics Corp.	9,100	1,372
	Daicel Corp.	144,400	1,363
	Nippon Gas Co. Ltd.	71,800	1,362
	Yamada Holdings Co. Ltd.	384,372	1,348
	Internet Initiative Japan Inc.	83,400	1,348
	Activia Properties Inc.	1,443	1,348
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,343
	Nippon Shinyaku Co. Ltd.	39,900	1,332
	Maruichi Steel Tube Ltd.	133,800	1,326
	Ezaki Glico Co. Ltd.	36,800	1,322
	Suruga Bank Ltd.	104,000	1,306
	Casio Computer Co. Ltd.	133,500	1,305
	Anritsu Corp.	94,000	1,303
	Teijin Ltd.	134,700	1,303
	Miura Co. Ltd.	63,200	1,300
	Morinaga Milk Industry Co. Ltd.	50,300	1,299
	Micronics Japan Co. Ltd.	22,400	1,295
	Resorttrust Inc.	111,000	1,293
	Sundrug Co. Ltd.	48,100	1,281

		Shares	Market Value ($000)
	San-In Godo Bank Ltd.	122,400	1,252
	Park24 Co. Ltd.	89,800	1,251
	Zeon Corp.	101,100	1,235
	Tsumura & Co.	46,700	1,235
	Japan Petroleum Exploration Co. Ltd.	100,000	1,231
	Canon Marketing Japan Inc.	28,100	1,226
	ARE Holdings Inc.	52,300	1,226
	Nihon Kohden Corp.	110,200	1,222
	Takara Holdings Inc.	118,100	1,220
	Seino Holdings Co. Ltd.	78,200	1,217
	Fuji Corp.	49,100	1,210
	Shikoku Electric Power Co. Inc.	119,000	1,205
	LaSalle Logiport REIT	1,186	1,204
	Daiwabo Holdings Co. Ltd.	61,100	1,202
	Mabuchi Motor Co. Ltd.	128,000	1,202
	Daido Steel Co. Ltd.	93,500	1,201
	Kakaku.com Inc.	87,768	1,198
[1]	NS Solutions Corp.	44,600	1,178
	Aozora Bank Ltd.	72,690	1,178
	Rengo Co. Ltd.	137,300	1,176
	NOK Corp.	60,300	1,174
	Tokyo Kiraboshi Financial Group Inc.	17,949	1,172
	Goldwin Inc.	69,300	1,157
	Hakuhodo DY Holdings Inc.	154,700	1,156
	UBE Corp.	66,800	1,155
	Citizen Watch Co. Ltd.	130,100	1,150
	Senko Group Holdings Co. Ltd.	92,300	1,150
	Ferrotec Corp.	30,065	1,149
	Amano Corp.	45,100	1,145
	Sawai Group Holdings Co. Ltd.	74,100	1,137
	Mirait One Corp.	47,200	1,133
	Tokuyama Corp.	43,300	1,132
	Mitsui-Soko Holdings Co. Ltd.	48,200	1,127
	Japan Elevator Service Holdings Co. Ltd.	106,600	1,122
	Toho Holdings Co. Ltd.	37,100	1,109
	Ushio Inc.	61,400	1,104
	Dai-Dan Co. Ltd.	63,600	1,103
	Calbee Inc.	55,900	1,094
	Cosmos Pharmaceutical Corp.	24,400	1,093
	Japan Logistics Fund Inc.	1,671	1,092
	Max Co. Ltd.	25,800	1,091
	Hazama Ando Corp.	83,800	1,084
	MEITEC Group Holdings Inc.	48,100	1,076
	Daiwa Securities Living Investments Corp.	1,439	1,068
	Meiko Electronics Co. Ltd.	12,889	1,057
	Hyakujushi Bank Ltd.	19,500	1,054
	Koei Tecmo Holdings Co. Ltd.	94,324	1,046
	NSD Co. Ltd.	49,680	1,043
	Mizuho Leasing Co. Ltd.	112,000	1,034
	Inaba Denki Sangyo Co. Ltd.	62,000	1,033
	Makino Milling Machine Co. Ltd.	14,000	1,032
	Namura Shipbuilding Co. Ltd.	37,800	1,030
	Chugoku Marine Paints Ltd.	36,500	1,029
	Meidensha Corp.	26,100	1,023
	CKD Corp.	38,300	1,022
	Nishi-Nippon Railroad Co. Ltd.	55,400	1,020
	Kusuri no Aoki Holdings Co. Ltd.	38,900	1,020
	Mitsubishi Motors Corp.	412,900	1,015
	AEON REIT Investment Corp.	1,169	1,012
	Kagome Co. Ltd.	57,100	1,011
	Takeuchi Manufacturing Co. Ltd.	24,300	1,006
	Kanamic Network Co. Ltd.	314,100	1,002
	Sotetsu Holdings Inc.	55,400	1,001
	Osaka Soda Co. Ltd.	68,800	1,000
	Tomy Co. Ltd.	56,200	992
	Aichi Financial Group Inc.	27,951	992
	Seiko Group Corp.	19,800	989
	Kumagai Gumi Co. Ltd.	88,000	988
	Daihen Corp.	13,100	988
	Nihon M&A Center Holdings Inc.	214,000	983

		Shares	Market Value ($000)
	Fuyo General Lease Co. Ltd.	34,900	981
	Bank of Nagoya Ltd.	30,900	979
	K's Holdings Corp.	93,968	977
	Senshu Ikeda Holdings Inc.	184,500	977
	Juroku Financial Group Inc.	18,300	973
	Hulic REIT Inc.	873	972
*	Chiyoda Corp.	116,500	968
	Harmonic Drive Systems Inc.	43,938	968
	Hokkaido Electric Power Co. Inc.	142,300	966
	Kaneka Corp.	31,800	964
	Nisshinbo Holdings Inc.	103,500	960
	NTN Corp.	399,800	958
	Hanwa Co. Ltd.	18,800	956
	Sinfonia Technology Co. Ltd.	14,100	954
	Nipro Corp.	102,600	943
	Frontier Real Estate Investment Corp.	1,595	940
	Comforia Residential REIT Inc.	1,302	940
	House Foods Group Inc.	48,500	939
	Wacoal Holdings Corp.	33,300	939
*	Visional Inc.	17,042	939
	Ogaki Kyoritsu Bank Ltd.	25,600	935
	Morinaga & Co. Ltd.	53,400	934
	Tsubakimoto Chain Co.	60,600	930
	CCI Group Inc.	154,000	924
	NTT UD REIT Investment Corp.	999	921
	ABC-Mart Inc.	57,100	915
	Kyoritsu Maintenance Co. Ltd.	50,344	915
	Furuno Electric Co. Ltd.	19,800	914
	GMO internet group Inc.	36,600	912
	Sumitomo Warehouse Co. Ltd.	37,800	907
	Shikoku Kasei Holdings Corp.	32,500	905
	Round One Corp.	128,000	904
	Lintec Corp.	29,300	904
	Blue Zones Holdings Co. Ltd.	15,600	895
	Nippon Shokubai Co. Ltd.	61,600	887
	Ship Healthcare Holdings Inc.	53,700	885
	SHO-BOND Holdings Co. Ltd.	98,400	883
	Nihon Parkerizing Co. Ltd.	92,000	877
	Acom Co. Ltd.	264,700	876
	Nittetsu Mining Co. Ltd.	37,600	873
	Mori Trust REIT Inc.	1,735	872
	Aiful Corp.	245,000	871
	Toyota Boshoku Corp.	51,800	870
	Tokyu REIT Inc.	648	869
	Mizuno Corp.	41,900	868
	Nojima Corp.	124,200	867
	Maruha Nichiro Corp.	96,000	865
	Hokuriku Electric Power Co.	136,500	863
	Saizeriya Co. Ltd.	21,300	862
	Daiwa Office Investment Corp.	361	860
	JVCKenwood Corp.	105,700	859
	Yonex Co. Ltd.	40,700	858
	Toa Corp.	42,000	854
	Taikisha Ltd.	38,000	849
	AEON Financial Service Co. Ltd.	77,000	841
	OBIC Business Consultants Co. Ltd.	18,889	837
	Pigeon Corp.	80,360	837
	Seven Bank Ltd.	432,600	833
	Glory Ltd.	31,900	831
	Japan Excellent Inc.	859	831
	Mori Hills REIT Investment Corp.	883	828
[1]	Colowide Co. Ltd.	72,200	824
	DeNA Co. Ltd.	50,203	823
	Yoshinoya Holdings Co. Ltd.	41,600	822
	Oki Electric Industry Co. Ltd.	62,300	822
	Keiyo Bank Ltd.	67,600	812
	Fuji Media Holdings Inc.	32,000	806
	Fuji Oil Co. Ltd.	30,600	801
	H.U. Group Holdings Inc.	38,500	800
	Kose Holdings Corp.	22,400	799

		Shares	Market Value ($000)
	OKUMA Corp.	32,200	799
	Takuma Co. Ltd.	49,400	799
	Seria Co. Ltd.	33,622	799
	C Uyemura & Co. Ltd.	6,900	798
	Nippon Television Holdings Inc.	33,000	793
	Duskin Co. Ltd.	28,700	788
	Relo Group Inc.	69,253	787
	Towa Corp.	40,753	787
	Exedy Corp.	21,300	785
	Inabata & Co. Ltd.	30,900	782
*	Money Forward Inc.	30,794	777
	Toei Animation Co. Ltd.	46,730	777
	Ain Holdings Inc.	18,500	773
	Bic Camera Inc.	69,500	772
	First Bank of Toyama Ltd.	53,136	765
	Awa Bank Ltd.	22,600	760
	Kureha Corp.	26,700	758
	PAL GROUP Holdings Co. Ltd.	70,400	756
	Kanadevia Corp.	114,500	756
	Nanto Bank Ltd.	17,500	755
	Nextage Co. Ltd.	35,600	754
	OSG Corp.	44,600	753
	Kiyo Bank Ltd.	30,807	752
	Okumura Corp.	18,000	750
	Kotobuki Spirits Co. Ltd.	64,400	748
	Oita Bank Ltd.	14,100	748
	Pilot Corp.	23,600	742
	Toridoll Holdings Corp.	27,500	742
	Heiwa Real Estate REIT Inc.	751	741
	Okamura Corp.	48,200	740
	Noritake Co. Ltd.	18,600	739
	Tocalo Co. Ltd.	44,200	739
	Nippon Light Metal Holdings Co. Ltd.	41,830	738
	DTS Corp.	90,400	736
	H2O Retailing Corp.	53,600	734
	Aica Kogyo Co. Ltd.	32,300	733
	Nippn Corp.	42,800	731
	Dentsu Soken Inc.	46,200	728
*	Sharp Corp.	159,029	726
	Tsugami Corp.	34,900	726
	Katitas Co. Ltd.	36,600	723
	Mitsubishi Estate Logistics REIT Investment Corp.	846	719
	Toho Bank Ltd.	184,300	718
	EDION Corp.	52,400	717
	Seiren Co. Ltd.	34,800	712
	KYB Corp.	25,000	710
	Pacific Industrial Co. Ltd.	36,400	710
	Sangetsu Corp.	34,800	710
	TBS Holdings Inc.	18,100	702
	Daiseki Co. Ltd.	31,120	699
	Justsystems Corp.	22,400	692
	Valor Holdings Co. Ltd.	30,500	691
	DCM Holdings Co. Ltd.	65,500	691
	Create Restaurants Holdings Inc.	143,400	686
	Musashino Bank Ltd.	19,200	685
	Arcs Co. Ltd.	30,500	685
	Ito En Ltd.	36,900	682
	NIPPON REIT Investment Corp.	1,092	678
	Hoshino Resorts REIT Inc.	408	677
	Takara Standard Co. Ltd.	35,400	676
	Kato Sangyo Co. Ltd.	15,900	669
	Rakus Co. Ltd.	117,200	667
	Kitz Corp.	50,800	663
	Alconix Corp.	37,619	660
	Hosiden Corp.	39,300	655
	Sumitomo Osaka Cement Co. Ltd.	24,300	655
	Tokai Tokyo Financial Holdings Inc.	136,700	655
	Toei Co. Ltd.	18,000	655
*	PeptiDream Inc.	64,600	655
	Star Asia Investment Corp.	1,686	654

		Shares	Market Value ($000)
	Monogatari Corp.	24,316	653
	Megmilk Snow Brand Co. Ltd.	30,000	653
	Kaga Electronics Co. Ltd.	25,700	645
	Simplex Holdings Inc.	104,000	645
	Systena Corp.	195,800	643
*	SHIFT Inc.	135,600	643
	Kissei Pharmaceutical Co. Ltd.	21,548	642
	Megachips Corp.	11,700	641
	Nishimatsu Construction Co. Ltd.	17,200	640
	Japan Securities Finance Co. Ltd.	46,400	638
	Nippon Soda Co. Ltd.	26,600	635
	Toagosei Co. Ltd.	55,900	635
	Yodoko Ltd.	70,000	634
	TOKAI Holdings Corp.	85,100	632
	Daiichikosho Co. Ltd.	58,300	630
	Fuji Seal International Inc.	30,300	627
	Workman Co. Ltd.	15,112	622
	Fukuyama Transporting Co. Ltd.	20,700	616
	YAMABIKO Corp.	29,600	616
	Hogy Medical Co. Ltd.	14,200	614
	Okasan Securities Group Inc.	107,200	614
	Raksul Inc.	46,300	609
	San ju San Financial Group Inc.	18,680	606
	Global One Real Estate Investment Corp.	687	606
	Jaccs Co. Ltd.	21,900	600
	Yamaichi Electronics Co. Ltd.	15,782	600
	Nakanishi Inc.	42,787	600
	KOMEDA Holdings Co. Ltd.	32,200	590
	Fujimi Inc.	33,300	589
	Tokai Rika Co. Ltd.	29,000	588
	As One Corp.	39,000	586
	Shinmaywa Industries Ltd.	41,500	586
	TS Tech Co. Ltd.	47,600	585
	PALTAC Corp.	18,700	585
	Anycolor Inc.	20,500	585
	Starts Corp. Inc.	18,400	584
	Fukuoka REIT Corp.	484	584
	Chiba Kogyo Bank Ltd.	45,200	581
	Itoham Yonekyu Holdings Inc.	14,914	581
	Itoki Corp.	34,400	580
	Bank of Iwate Ltd.	14,600	577
	Nippon Seiki Co. Ltd.	35,600	577
[1]	Shochiku Co. Ltd.	7,500	574
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	572
	Yuasa Trading Co. Ltd.	15,600	572
	Sanyo Denki Co. Ltd.	21,000	565
	Mani Inc.	57,100	563
	FCC Co. Ltd.	23,000	560
	Furukawa Co. Ltd.	18,700	560
	Chudenko Corp.	19,500	556
	Japan Wool Textile Co. Ltd.	46,100	556
	Raito Kogyo Co. Ltd.	24,600	556
	Tadano Ltd.	74,900	554
	Mirai Corp.	1,716	554
	Mitsubishi Pencil Co. Ltd.	37,300	553
	Akita Bank Ltd.	16,800	552
	Aichi Steel Corp.	27,600	550
	Miyazaki Bank Ltd.	10,900	549
	Techno Ryowa Ltd.	10,900	549
	Bunka Shutter Co. Ltd.	41,900	548
	Fuso Chemical Co. Ltd.	11,300	545
	Procrea Holdings Inc.	31,200	541
	TOMONY Holdings Inc.	95,000	538
	Morita Holdings Corp.	29,600	537
	Nomura Co. Ltd.	60,800	537
	Hamakyorex Co. Ltd.	45,200	536
	Hankyu Hanshin REIT Inc.	505	535
	Leopalace21 Corp.	119,400	534
	S&B Foods Inc.	18,900	534
	Nihon Dengi Co. Ltd.	7,770	532

		Shares	Market Value ($000)
	Sakata INX Corp.	34,500	529
*	Sanken Electric Co. Ltd.	11,200	528
	Daiei Kankyo Co. Ltd.	20,000	528
	Totetsu Kogyo Co. Ltd.	17,400	524
	Okinawa Cellular Telephone Co.	25,002	524
	Aoyama Trading Co. Ltd.	30,800	523
	Tamron Co. Ltd.	78,400	523
	Nisshin Oillio Group Ltd.	14,300	522
	Kanamoto Co. Ltd.	21,600	521
	SMS Co. Ltd.	49,200	521
	Rigaku Holdings Corp.	66,300	518
	Riken Keiki Co. Ltd.	24,200	517
	San-Ai Obbli Co. Ltd.	36,400	517
	TKC Corp.	19,600	515
[1]	Pola Orbis Holdings Inc.	58,600	513
	Kasumigaseki Capital Co. Ltd.	10,570	513
	JAFCO Group Co. Ltd.	32,400	511
	DKS Co. Ltd.	7,700	511
*	Hino Motors Ltd.	189,300	510
	Joyful Honda Co. Ltd.	36,988	509
	Nippon Densetsu Kogyo Co. Ltd.	22,500	508
*	Sansan Inc.	52,192	504
	Takasago International Corp.	51,500	503
	Toyo Ink SC Holdings Co. Ltd.	20,900	501
[1]	Tokyo Keiki Inc.	11,612	499
	Uchida Yoko Co. Ltd.	37,000	497
	Restar Corp.	26,124	497
	Fujibo Holdings Inc.	8,900	496
	Monex Group Inc.	107,900	496
	Kurabo Industries Ltd.	8,400	493
	Kaken Pharmaceutical Co. Ltd.	18,700	492
	Noritsu Koki Co. Ltd.	34,500	492
	MCJ Co. Ltd.	48,200	491
	Japan Material Co. Ltd.	42,300	491
	Kurimoto Ltd.	44,000	489
	Nichiha Corp.	22,200	489
	Totech Corp.	18,800	489
	Mitsuboshi Belting Ltd.	18,700	487
	GungHo Online Entertainment Inc.	28,670	487
	Yokogawa Bridge Holdings Corp.	24,100	485
	Iino Kaiun Kaisha Ltd.	47,600	483
	Ryoyo Ryosan Holdings Inc.	23,896	482
	Union Tool Co.	7,200	480
	Fukuda Denshi Co. Ltd.	8,737	479
	Financial Partners Group Co. Ltd.	36,300	477
	Ohsho Food Service Corp.	23,400	476
	Bank of the Ryukyus Ltd.	33,200	474
	Meisei Industrial Co. Ltd.	42,400	473
	Galilei Co. Ltd.	18,900	471
	Yellow Hat Ltd.	43,100	471
	Anicom Holdings Inc.	69,000	469
	Musashi Seimitsu Industry Co. Ltd.	26,400	467
	Nippon Paper Industries Co. Ltd.	61,400	466
	Heiwa Real Estate Co. Ltd.	31,800	465
	Daio Paper Corp.	74,000	464
	FP Corp.	27,200	463
	Matsuda Sangyo Co. Ltd.	11,600	461
	Transcosmos Inc.	18,900	461
	T Hasegawa Co. Ltd.	25,000	460
	JBCC Holdings Inc.	47,600	459
	Wacom Co. Ltd.	94,400	457
	Yamanashi Chuo Bank Ltd.	14,900	457
	Nichicon Corp.	41,600	455
	Argo Graphics Inc.	48,800	454
	IDOM Inc.	46,000	453
	Itochu Enex Co. Ltd.	36,300	450
	JCU Corp.	12,300	450
	Mandom Corp.	21,900	449
	Okinawa Financial Group Inc.	13,180	449
	Ariake Japan Co. Ltd.	12,200	442

		Shares	Market Value ($000)
	Gunze Ltd.	15,200	442
	Japan Aviation Electronics Industry Ltd.	28,200	441
	Maruzen Showa Unyu Co. Ltd.	8,100	441
	Konoike Transport Co. Ltd.	20,500	441
	Sun Corp.	8,200	441
	Nishimatsuya Chain Co. Ltd.	31,800	440
	Heiwa Corp.	33,600	440
	Yurtec Corp.	25,000	440
[1]	Hokuetsu Corp.	74,600	438
	Tokyu Construction Co. Ltd.	52,800	436
	Toyobo Co. Ltd.	50,700	435
	MOS Food Services Inc.	15,900	433
	Taihei Dengyo Kaisha Ltd.	30,000	433
	Maeda Kosen Co. Ltd.	36,200	433
	Optex Group Co. Ltd.	27,800	432
	Zuken Inc.	13,800	430
	Izumi Co. Ltd.	21,700	429
	Zacros Corp.	56,800	428
	CRE Logistics REIT Inc.	396	427
	MEC Co. Ltd.	11,883	427
	Hosokawa Micron Corp.	10,700	424
	Ise Chemicals Corp.	11,000	423
	Sakata Seed Corp.	16,000	421
	Fujita Kanko Inc.	26,000	419
	World Co. Ltd.	20,600	418
	Trusco Nakayama Corp.	26,400	417
	ASAHI YUKIZAI Corp.	11,900	416
	Nishio Holdings Co. Ltd.	13,400	416
	Tanseisha Co. Ltd.	41,700	413
	San-A Co. Ltd.	21,600	412
	U-Next Holdings Co. Ltd.	34,043	410
	Tekken Corp.	13,000	409
	Ichigo Office REIT Investment Corp.	649	408
	Hiday Hidaka Corp.	20,236	407
	Nikkiso Co. Ltd.	35,300	407
	SOSiLA Logistics REIT Inc.	489	405
	PILLAR Corp.	9,700	405
	Ichiyoshi Securities Co. Ltd.	51,800	404
	Token Corp.	4,200	404
	Kyosan Electric Manufacturing Co. Ltd.	92,700	403
	Toenec Corp.	30,400	403
	Mixi Inc.	22,824	402
	Hochiki Corp.	12,500	400
	Nitta Corp.	15,200	400
	Okabe Co. Ltd.	64,800	400
	Wakita & Co. Ltd.	30,700	400
	Ai Holdings Corp.	23,200	400
	Prima Meat Packers Ltd.	22,100	395
	JMDC Inc.	18,000	395
	Sekisui Jushi Corp.	29,300	394
	Tokyo Steel Manufacturing Co. Ltd.	40,400	394
	Doshisha Co. Ltd.	18,800	393
	Prestige International Inc.	87,800	393
	Open Up Group Inc.	32,700	393
	United Super Markets Holdings Inc.	64,770	390
	Arata Corp.	19,400	387
	Tosei Corp.	38,000	387
	Shibuya Corp.	17,000	387
	Aisan Industry Co. Ltd.	27,100	386
	Belc Co. Ltd.	7,800	386
	Maxell Ltd.	26,800	386
	METAWATER Co. Ltd.	18,000	386
	Bando Chemical Industries Ltd.	29,400	385
	UT Group Co. Ltd.	286,500	382
	Npr Riken Corp.	16,200	381
	Nishikawa Rubber Co. Ltd.	15,926	380
	Nagawa Co. Ltd.	9,500	378
	BML Inc.	14,900	377
	Asanuma Corp.	55,000	376
	Future Corp.	30,600	375

	Shares	Market Value ($000)
Raiznext Corp.	23,000	375
Cleanup Corp.	66,100	374
KH Neochem Co. Ltd.	22,700	373
Doutor Nichires Holdings Co. Ltd.	20,300	370
Appier Group Inc.	55,100	370
Menicon Co. Ltd.	35,200	369
Tri Chemical Laboratories Inc.	17,168	368
Nippon Signal Co. Ltd.	42,800	367
Starzen Co. Ltd.	42,900	366
Topre Corp.	22,400	365
Stella Chemifa Corp.	10,600	364
Ricoh Leasing Co. Ltd.	9,400	364
Premium Group Co. Ltd.	31,200	364
Heiwado Co. Ltd.	19,000	362
Nomura Micro Science Co. Ltd.	16,000	362
Milbon Co. Ltd.	22,000	361
Daido Metal Co. Ltd.	54,100	360
Tokyotokeiba Co. Ltd.	10,400	360
ARCLANDS Corp.	28,976	359
Autobacs Seven Co. Ltd.	33,600	358
Hioki EE Corp.	9,000	358
HIS Co. Ltd.	42,900	356
Shikoku Bank Ltd.	27,000	356
Teikoku Sen-I Co. Ltd.	18,300	355
Nihon Tokushu Toryo Co. Ltd.	23,400	354
Sun Frontier Fudousan Co. Ltd.	22,300	354
Towa Pharmaceutical Co. Ltd.	15,100	352
Nippon Thompson Co. Ltd.	58,800	350
Okura Industrial Co. Ltd.	11,300	348
Pronexus Inc.	46,400	347
Fukui Bank Ltd.	18,300	346
Vital KSK Holdings Inc.	38,100	346
A&D HOLON Holdings Co. Ltd.	23,422	346
Canon Electronics Inc.	14,700	345
Matsui Securities Co. Ltd.	58,700	345
Axial Retailing Inc.	45,996	345
Riken Vitamin Co. Ltd.	17,000	342
ESCON Japan REIT Investment Corp.	422	341
Anest Iwata Corp.	31,800	340
Sakai Chemical Industry Co. Ltd.	15,800	340
Kura Sushi Inc.	15,400	339
Infomart Corp.	115,800	338
Yahagi Construction Co. Ltd.	22,400	336
Idec Corp.	18,000	335
Optorun Co. Ltd.	25,300	334
Miyaji Engineering Group Inc.	26,400	333
Life Corp.	20,000	330
Komeri Co. Ltd.	15,400	329
Shibaura Machine Co. Ltd.	11,900	328
Shin Nippon Air Technologies Co. Ltd.	15,400	327
VT Holdings Co. Ltd.	92,500	325
United Arrows Ltd.	20,900	325
Funai Soken Holdings Inc.	44,900	325
Kyokuto Securities Co. Ltd.	29,100	325
Nichireki Group Co. Ltd.	20,800	324
Asahi Kogyosha Co. Ltd.	13,900	324
MIRARTH Real Estate Investment Corp.	530	320
Computer Engineering & Consulting Ltd.	22,326	318
Senshu Electric Co. Ltd.	8,442	315
TOA ROAD Corp.	27,960	315
Aida Engineering Ltd.	40,500	314
Shizuoka Gas Co. Ltd.	39,700	314
Oyo Corp.	16,800	313
Kanaden Corp.	22,600	312
Seika Corp.	20,700	311
Lifedrink Co. Inc.	29,656	311
CTS Co. Ltd.	47,079	310
Nitto Kogyo Corp.	11,600	310
Hokkaido Gas Co. Ltd.	58,000	309
Digital Arts Inc.	8,500	309

		Shares	Market Value ($000)
	Marusan Securities Co. Ltd.	45,200	309
	Royal Holdings Co. Ltd.	36,000	309
	Zojirushi Corp.	30,900	309
	Pack Corp.	36,600	307
[1]	Tama Home Co. Ltd.	12,800	307
	Kyokuyo Co. Ltd.	9,200	306
	Nippon Yakin Kogyo Co. Ltd.	9,849	305
	Okinawa Electric Power Co. Inc.	42,912	305
	Sato Corp.	20,300	305
	Towa Bank Ltd.	40,900	305
	ZERIA Pharmaceutical Co. Ltd.	22,900	304
	Amuse Inc.	23,300	304
	Nohmi Bosai Ltd.	12,400	304
	Mitsui High-Tec Inc.	62,500	302
	Nissha Co. Ltd.	37,300	302
	Oriental Shiraishi Corp.	113,300	301
	Sakai Moving Service Co. Ltd.	15,900	300
	Sanyo Chemical Industries Ltd.	8,400	300
	Kohnan Shoji Co. Ltd.	11,900	299
	Iriso Electronics Co. Ltd.	13,800	298
	Yamagata Bank Ltd.	20,800	298
	Tosei REIT Investment Corp.	315	298
	Joshin Denki Co. Ltd.	16,700	297
	Onward Holdings Co. Ltd.	62,700	297
	Toyo Tanso Co. Ltd.	8,500	297
	Japan Transcity Corp.	37,500	296
	Plus Alpha Consulting Co. Ltd.	20,602	296
	One REIT Inc.	501	295
	Kawada Technologies Inc.	9,700	294
	Nissan Shatai Co. Ltd.	45,600	293
	Saibu Gas Holdings Co. Ltd.	18,900	292
	Shoei Co. Ltd.	25,400	292
	TechMatrix Corp.	21,300	291
	Shinnihon Corp.	22,500	290
	Fukuda Corp.	5,700	288
*,1	euglena Co. Ltd.	106,900	288
	Central Automotive Products Ltd.	21,300	288
	Happinet Corp.	16,000	287
	Noevir Holdings Co. Ltd.	9,500	287
	Osaka Organic Chemical Industry Ltd.	10,900	287
[1]	OSAKA Titanium Technologies Co. Ltd.	19,200	286
	Genky DrugStores Co. Ltd.	10,500	286
	Sodick Co. Ltd.	42,200	285
	Corona Corp.	46,200	284
	Dip Corp.	21,400	284
	& ST HD Co. Ltd.	15,740	283
	Kisoji Co. Ltd.	17,300	283
*,1	Atom Corp.	72,049	282
	Asahi Diamond Industrial Co. Ltd.	48,200	282
	Cresco Ltd.	25,932	282
[1]	Kappa Create Co. Ltd.	27,500	280
	Digital Garage Inc.	17,100	279
	M&A Capital Partners Co. Ltd.	13,700	279
	Central Glass Co. Ltd.	11,800	278
	Fuji Kyuko Co. Ltd.	21,000	278
	Konishi Co. Ltd.	33,000	278
	Ichigo Inc.	105,200	278
	Tsuburaya Fields Holdings Inc.	23,482	278
	Mars Group Holdings Corp.	13,200	278
	GLOBERIDE Inc.	19,400	276
	St. Marc Holdings Co. Ltd.	15,200	276
	Strike Co. Ltd.	10,143	276
	Japan Pulp & Paper Co. Ltd.	44,000	274
	JINS Holdings Inc.	8,200	274
	Kumiai Chemical Industry Co. Ltd.	59,363	270
	Mitsubishi Research Institute Inc.	8,600	270
	Wellneo Sugar Co. Ltd.	14,600	270
	TRE Holdings Corp.	24,300	270
	Showa Sangyo Co. Ltd.	13,200	269
	J-Oil Mills Inc.	20,400	268

		Shares	Market Value ($000)
	Matsuya Co. Ltd.	22,000	268
	Hirata Corp.	16,140	268
	Nippon Ceramic Co. Ltd.	10,900	266
	Riken Technos Corp.	24,700	266
	TPR Co. Ltd.	30,600	266
	Starts Proceed Investment Corp.	196	266
	Japan Lifeline Co. Ltd.	26,400	264
	Obara Group Inc.	10,800	264
[1]	Ichibanya Co. Ltd.	45,500	264
	Yondenko Corp.	24,300	263
	JCR Pharmaceuticals Co. Ltd.	62,900	262
	Eiken Chemical Co. Ltd.	16,800	260
	TOC Co. Ltd.	48,000	260
	Tochigi Bank Ltd.	48,000	260
	Daiichi Jitsugyo Co. Ltd.	12,600	259
	Iseki & Co. Ltd.	22,400	259
	Nippon Carbon Co. Ltd.	8,700	259
	Onoken Co. Ltd.	28,100	259
	Chofu Seisakusho Co. Ltd.	19,900	258
	Tsukishima Holdings Co. Ltd.	13,300	256
	RS Technologies Co. Ltd.	10,400	256
	Shinagawa Refra Co. Ltd.	18,467	256
	Japan Investment Adviser Co. Ltd.	17,740	256
	Airport Facilities Co. Ltd.	40,141	255
	Orient Corp.	35,850	255
	Futaba Industrial Co. Ltd.	37,700	254
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	254
	Chubu Shiryo Co. Ltd.	21,600	253
	Rokko Butter Co. Ltd.	32,900	253
	Fujicco Co. Ltd.	24,100	252
	Hibiya Engineering Ltd.	8,100	252
	Mitsuuroko Group Holdings Co. Ltd.	17,900	252
[1]	Fujio Food Group Inc.	36,384	252
	Kyoei Steel Ltd.	15,600	251
	Tsurumi Manufacturing Co. Ltd.	17,600	248
	Yamazen Corp.	26,800	247
*	Nippon Sheet Glass Co. Ltd.	55,474	246
	Ryobi Ltd.	14,000	246
	Feed One Co. Ltd.	34,180	246
	Nippon Rietec Co. Ltd.	17,000	245
	SIGMAXYZ Holdings Inc.	48,400	245
[1]	Sakura Internet Inc.	14,200	245
	Elecom Co. Ltd.	22,800	244
	Dai Nippon Toryo Co. Ltd.	27,200	242
	Fuji Pharma Co. Ltd.	19,400	240
	Tohokushinsha Film Corp.	58,500	240
	Mitsubishi Logisnext Co. Ltd.	23,600	239
	Geo Holdings Corp.	20,200	238
	Torishima Pump Manufacturing Co. Ltd.	17,000	238
	Ishihara Sangyo Kaisha Ltd.	12,500	237
	Chori Co. Ltd.	9,200	235
	Create SD Holdings Co. Ltd.	11,200	235
	Nachi-Fujikoshi Corp.	7,400	234
[1]	Ringer Hut Co. Ltd.	16,100	234
	Shofu Inc.	19,600	233
	Eizo Corp.	16,600	232
	Komatsu Matere Co. Ltd.	41,300	232
	Nichiden Corp.	14,200	232
	Komori Corp.	21,300	231
	Health Care & Medical Investment Corp.	295	231
	Takamatsu Construction Group Co. Ltd.	9,300	230
	Santec Holdings Corp.	3,407	230
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	229
	Hokuto Corp.	17,800	228
	NS United Kaiun Kaisha Ltd.	5,100	228
	Earth Corp.	7,200	228
	Bank of Saga Ltd.	7,600	226
	Digital Holdings Inc.	17,295	226
	Marudai Food Co. Ltd.	15,200	225
	Toshiba TEC Corp.	13,400	225

		Shares	Market Value ($000)
	Mochida Pharmaceutical Co. Ltd.	9,542	224
	Sinko Industries Ltd.	23,277	224
	Enplas Corp.	3,800	223
	Riso Kagaku Corp.	28,200	223
	Mitani Sekisan Co. Ltd.	4,500	223
	CAC Holdings Corp.	17,100	222
	SBS Holdings Inc.	8,900	222
	Sankei Real Estate Inc.	258	222
	Okamoto Industries Inc.	6,200	221
	Avant Group Corp.	20,800	221
	Arisawa Manufacturing Co. Ltd.	19,000	220
	WingArc1st Inc.	10,400	219
	Vision Inc.	26,000	218
	JSB Co. Ltd.	10,400	218
	CTI Engineering Co. Ltd.	11,400	218
	Qol Holdings Co. Ltd.	15,800	217
*	PKSHA Technology Inc.	10,652	217
	JAC Recruitment Co. Ltd.	33,800	216
*	Nxera Pharma Co. Ltd.	40,900	216
	Mie Kotsu Group Holdings Inc.	60,000	215
	Nippon Fine Chemical Co. Ltd.	12,700	215
	Airman Corp.	17,200	215
	Software Service Inc.	2,600	215
	Tokyo Electron Device Ltd.	9,300	213
	Oiles Corp.	13,560	213
	Press Kogyo Co. Ltd.	37,600	213
	m-up Holdings Inc.	39,800	213
	Yorozu Corp.	32,100	211
	COLOPL Inc.	73,000	211
	Fuji Co. Ltd.	15,400	210
	Koatsu Gas Kogyo Co. Ltd.	28,900	210
	Shin-Etsu Polymer Co. Ltd.	16,100	210
	HI-LEX Corp.	9,400	210
*	Nippon Coke & Engineering Co. Ltd.	293,000	208
	Krosaki Harima Corp.	7,600	206
[1]	Toyo Gosei Co. Ltd.	3,600	206
	Furuya Metal Co. Ltd.	7,500	205
	Imperial Hotel Ltd.	22,700	205
	Kenko Mayonnaise Co. Ltd.	15,700	204
	Kameda Seika Co. Ltd.	8,049	203
	Katakura Industries Co. Ltd.	10,700	203
	Koshidaka Holdings Co. Ltd.	26,304	203
	Ehime Bank Ltd.	18,400	202
	Nippon Kanzai Holdings Co. Ltd.	11,300	202
	Nippon Denko Co. Ltd.	81,000	201
	eGuarantee Inc.	17,600	199
	Eagle Industry Co. Ltd.	9,900	198
	Sinanen Holdings Co. Ltd.	4,800	198
	KPP Group Holdings Co. Ltd.	34,716	198
	Aizawa Securities Group Co. Ltd.	21,532	198
	Mirarth Holdings Inc.	77,300	197
	Daiki Aluminium Industry Co. Ltd.	23,221	197
	ASKUL Corp.	22,200	196
	I'll Inc.	12,200	196
	Teikoku Electric Manufacturing Co. Ltd.	9,900	195
	Gift Holdings Inc.	8,200	195
[1]	Ministop Co. Ltd.	14,800	194
	TSI Holdings Co. Ltd.	28,200	192
	Yokowo Co. Ltd.	13,495	192
	Noritz Corp.	14,300	191
	Comture Corp.	18,200	191
	Kanro Inc.	18,300	191
	Cybozu Inc.	12,300	190
	Hokkan Holdings Ltd.	12,600	190
	Nihon Trim Co. Ltd.	6,100	189
	Fujiya Co. Ltd.	11,400	189
	Broadleaf Co. Ltd.	44,300	189
	Yukiguni Factory Co. Ltd.	27,400	188
	Weathernews Inc.	7,100	187
	Kanto Denka Kogyo Co. Ltd.	22,400	187

		Shares	Market Value ($000)
	Sanyo Electric Railway Co. Ltd.	14,300	187
	Tayca Corp.	20,661	186
	Toho Titanium Co. Ltd.	15,500	186
	Nichiban Co. Ltd.	14,500	184
	Topy Industries Ltd.	9,100	184
*	Medley Inc.	11,900	184
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	183
	Sala Corp.	25,500	183
	grems Inc.	11,700	182
	Chuo Spring Co. Ltd.	8,200	181
	Yamae Group Holdings Co. Ltd.	10,000	181
	Key Coffee Inc.	13,800	177
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	177
	Denyo Co. Ltd.	7,400	175
	Fixstars Corp.	17,800	175
	Base Co. Ltd.	8,900	175
	Mirai Industry Co. Ltd.	8,072	175
	Iwaki Co. Ltd.	10,100	175
	Sanshin Electronics Co. Ltd.	8,600	174
	AZ-COM MARUWA Holdings Inc.	27,064	174
	Shimojima Co. Ltd.	19,300	173
	Samty Residential Investment Corp.	233	172
	TDC Soft Inc.	21,751	172
	Zenrin Co. Ltd.	25,250	171
	Keihanshin Building Co. Ltd.	13,600	169
	Hodogaya Chemical Co. Ltd.	11,400	168
	Altech Corp.	9,900	168
	ESPEC Corp.	7,500	167
	Pasona Group Inc.	13,000	167
	Moriroku Co. Ltd.	10,600	167
*	baudroie Inc.	12,605	167
	Kyodo Printing Co. Ltd.	15,600	165
	FAN Communications Inc.	52,800	165
	Chiyoda Co. Ltd.	23,100	164
	JP-Holdings Inc.	36,200	164
	Valqua Ltd.	5,800	164
	Matsuyafoods Holdings Co. Ltd.	3,802	162
	Goldcrest Co. Ltd.	7,500	161
	Inui Global Logistics Co. Ltd.	19,247	161
	V Technology Co. Ltd.	7,900	159
	K&O Energy Group Inc.	5,800	159
	Sagami Holdings Corp.	12,700	158
	Asahi Co. Ltd.	18,900	158
	Tachi-S Co. Ltd.	11,500	157
*	RENOVA Inc.	35,000	157
	Sumida Corp.	20,434	156
	Kyorin Pharmaceutical Co. Ltd.	14,900	156
	SRA Holdings	4,300	156
[1]	Mitsuba Corp.	18,300	155
	Pacific Metals Co. Ltd.	8,200	155
	Tosho Co. Ltd.	31,900	154
[1]	Kosaido Holdings Co. Ltd.	47,700	154
	Nafco Co. Ltd.	10,900	154
	Daiho Corp.	30,000	152
	Tamura Corp.	37,000	152
	WATAMI Co. Ltd.	24,600	152
	Insource Co. Ltd.	32,200	151
	Septeni Holdings Co. Ltd.	53,500	151
	TV Asahi Holdings Corp.	6,500	150
	Kamei Corp.	7,500	150
	Riso Kyoiku Group Corp.	111,500	149
	S Foods Inc.	7,500	148
	Hakuto Co. Ltd.	5,492	147
	Ki-Star Real Estate Co. Ltd.	3,600	147
	Takaoka Toko Co. Ltd.	4,900	146
[1]	KeePer Technical Laboratory Co. Ltd.	7,029	146
[1]	Inaba Seisakusho Co. Ltd.	14,000	145
	Shoei Foods Corp.	5,500	145
	Akatsuki Inc.	8,789	145
	EM Systems Co. Ltd.	30,800	145

		Shares	Market Value ($000)
	SRE Holdings Corp.	7,560	145
	J Trust Co. Ltd.	45,600	144
	Itochu-Shokuhin Co. Ltd.	2,000	143
	Buffalo Inc.	4,900	143
	Nisso Holdings Co. Ltd.	32,000	143
	Kojima Co. Ltd.	17,300	140
	en Japan Inc.	14,800	138
	Nissei ASB Machine Co. Ltd.	3,400	138
[1]	FP Partner Inc.	9,473	138
	Futaba Corp.	32,800	136
	Nippon Parking Development Co. Ltd.	73,400	135
	BrainPad Inc.	7,710	135
	CMK Corp.	37,500	133
	Osaki Electric Co. Ltd.	16,400	132
	GMO Financial Holdings Inc.	23,000	132
	FIDEA Holdings Co. Ltd.	10,090	131
	Transaction Co. Ltd.	17,000	131
	Daikyonishikawa Corp.	24,500	130
	Godo Steel Ltd.	5,000	129
	Hisaka Works Ltd.	12,900	129
	Sankyo Seiko Co. Ltd.	25,300	129
	Hoosiers Holdings Co. Ltd.	15,000	129
	Tokushu Tokai Paper Co. Ltd.	12,000	128
	Cosel Co. Ltd.	16,900	127
	Koa Corp.	12,600	127
	Curves Holdings Co. Ltd.	26,104	126
	Murakami Corp.	3,003	126
	Aiphone Co. Ltd.	6,500	125
	Daiwa Industries Ltd.	12,400	125
*,1	Remixpoint Inc.	73,169	125
	YAKUODO Holdings Co. Ltd.	9,600	125
	Halows Co. Ltd.	4,200	124
	Toyo Kanetsu KK	7,200	124
	Yokorei Co. Ltd.	15,100	124
	Aichi Corp.	13,900	123
*	KNT-CT Holdings Co. Ltd.	10,900	123
	eRex Co. Ltd.	30,300	123
	Nittoku Co. Ltd.	8,100	123
	Quants Research Institute Holdings Inc.	16,486	123
	Gakken Holdings Co. Ltd.	18,000	122
	RYODEN Corp.	5,100	122
	France Bed Holdings Co. Ltd.	14,000	121
[1]	Change Holdings Inc.	17,800	121
[1]	Komehyo Holdings Co. Ltd.	5,600	121
	Tachibana Eletech Co. Ltd.	6,100	120
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	120
	Sumiseki Holdings Inc.	27,600	120
	Belluna Co. Ltd.	18,900	119
	DyDo Group Holdings Inc.	7,400	118
	Unipres Corp.	13,300	118
[1]	West Holdings Corp.	11,464	118
	Roland Corp.	4,800	118
	Sintokogio Ltd.	15,900	117
	Sankyo Tateyama Inc.	27,800	116
	Daito Pharmaceutical Co. Ltd.	13,420	116
	LEC Inc.	17,300	115
[1]	BRONCO BILLY Co. Ltd.	4,600	114
	Aeon Hokkaido Corp.	18,800	114
	Toyo Corp.	9,800	113
	Avex Inc.	14,500	112
	Nihon Nohyaku Co. Ltd.	17,100	112
	Retail Partners Co. Ltd.	12,800	112
	Osaka Steel Co. Ltd.	5,500	112
	Shibusawa Logistics Corp.	13,200	111
	Chiyoda Integre Co. Ltd.	5,125	110
	Vector Inc.	11,600	110
	PHC Holdings Corp.	15,700	110
	Shinwa Co. Ltd.	5,400	109
	Mitsui DM Sugar Co. Ltd.	5,000	109
	Seikitokyu Kogyo Co. Ltd.	10,000	108

		Shares	Market Value ($000)
	LIFULL Co. Ltd.	94,100	107
	Solasto Corp.	18,000	107
	AOKI Holdings Inc.	8,800	105
	Toa Corp. (XTKS)	9,800	105
*	Net Protections Holdings Inc.	33,800	105
	Sumitomo Seika Chemicals Co. Ltd.	3,000	104
	Takara Bio Inc.	19,800	104
	Shinko Shoji Co. Ltd.	14,700	103
	Oisix ra daichi Inc.	11,100	103
	Bell System24 Holdings Inc.	11,000	102
	JM Holdings Co. Ltd.	8,800	102
	UNISOL Holdings Corp.	6,900	102
	Softcreate Holdings Corp.	7,442	100
	Neturen Co. Ltd.	11,600	99
	Tokai Corp.	6,200	99
	Piolax Inc.	8,700	98
	Istyle Inc.	33,400	98
	Nagaileben Co. Ltd.	8,300	96
	Genki Global Dining Concepts Corp.	4,783	96
	Siix Corp.	11,600	95
	G-Tekt Corp.	7,500	95
	Yondoshi Holdings Inc.	7,900	93
	Chubu Steel Plate Co. Ltd.	6,500	93
	Rheon Automatic Machinery Co. Ltd.	9,280	92
	SBI ARUHI Corp.	15,956	92
	giftee Inc.	11,127	92
	Ines Corp.	7,400	90
	Daikoku Denki Co. Ltd.	4,900	90
	Intage Holdings Inc.	8,100	89
	Tv Tokyo Holdings Corp.	3,000	89
	Yamashin-Filter Corp.	23,051	89
	FULLCAST Holdings Co. Ltd.	8,066	88
	Giken Ltd.	6,700	87
	Alpen Co. Ltd.	6,200	87
	Maxvalu Tokai Co. Ltd.	3,600	87
	Fudo Tetra Corp.	4,400	85
	ZIGExN Co. Ltd.	28,100	85
	Midac Holdings Co. Ltd.	6,500	84
	ES-Con Japan Ltd.	10,700	83
	Nippon Sharyo Ltd.	3,483	83
*	Nippon Chemi-Con Corp.	8,400	82
	Miroku Jyoho Service Co. Ltd.	6,500	81
	Cawachi Ltd.	4,000	80
	Gamecard Holdings Inc	4,000	78
	Daikokutenbussan Co. Ltd.	2,300	76
	Shima Seiki Manufacturing Ltd.	11,600	76
	GREE Holdings Inc.	29,100	76
	Sparx Group Co. Ltd.	7,140	76
*	PIA Corp.	4,300	74
	Maezawa Kyuso Industries Co. Ltd.	6,900	73
[1]	Rock Field Co. Ltd.	8,000	72
	Tokyo Energy & Systems Inc.	6,000	71
	Gecoss Corp.	6,800	70
[1]	Shin Nippon Biomedical Laboratories Ltd.	6,500	68
	NEC Capital Solutions Ltd.	2,600	68
	Central Security Patrols Co. Ltd.	3,519	66
	Okuwa Co. Ltd.	11,800	66
*,1	Japan Display Inc.	434,300	63
[1]	Management Solutions Co. Ltd.	7,467	63
*,1	Demae-Can Co. Ltd.	71,900	63
	Alpha Systems Inc.	2,500	61
*	Aeon Fantasy Co. Ltd.	3,300	61
	World Holdings Co. Ltd.	3,700	61
*	Universal Entertainment Corp.	12,041	61
	Icom Inc.	3,100	60
	Honeys Holdings Co. Ltd.	6,260	60
	Amvis Holdings Inc.	19,211	59
	Arakawa Chemical Industries Ltd.	6,800	58
	Ichikoh Industries Ltd.	17,000	57
	Shindengen Electric Manufacturing Co. Ltd.	2,400	57

		Shares	Market Value ($000)
	Shimadaya Corp.	4,900	57
	Seikagaku Corp.	12,300	56
	Taki Chemical Co. Ltd.	2,200	56
	MTI Ltd.	11,600	55
	Nitto Kohki Co. Ltd.	4,500	55
[1]	Kitanotatsujin Corp.	59,000	55
	Tomoku Co. Ltd.	2,400	54
	Xebio Holdings Co. Ltd.	7,400	52
	S-Pool Inc.	31,165	52
	Link & Motivation Inc.	15,500	51
[1]	YA-MAN Ltd.	11,400	51
	Advan Group Co. Ltd.	8,200	50
	JDC Corp.	12,200	50
	G-7 Holdings Inc.	5,200	49
	Central Sports Co. Ltd.	3,050	48
	Kintetsu Department Store Co. Ltd.	4,000	47
	Sanoh Industrial Co. Ltd.	8,600	47
	LITALICO Inc.	6,100	47
	Fukui Computer Holdings Inc.	2,200	45
	Yushin Co.	8,900	44
	Elan Corp.	10,200	44
	Ebase Co. Ltd.	15,000	42
	Ohara Inc.	5,800	40
	Pharma Foods International Co. Ltd.	9,100	40
	Tsutsumi Jewelry Co. Ltd.	2,300	39
	WDB Holdings Co. Ltd.	3,740	39
*	Miyakoshi Holdings Inc.	6,819	37
	JSP Corp.	2,300	36
	GMO GlobalSign Holdings KK	2,222	32
	Shinsho Corp.	1,800	31
*,1	Optim Corp.	8,298	27
	Airtrip Corp.	5,625	27
	Marvelous Inc.	7,600	24
*	Sourcenext Corp.	24,700	23
	Atrae Inc.	5,000	22
	Nakayama Steel Works Ltd.	5,000	20
	Media Do Co. Ltd.	1,830	19
*,1	TerraSky Co. Ltd.	1,312	18
	Oro Co. Ltd.	1,142	16
[1]	Tess Holdings Co. Ltd.	6,600	16
*	LIFENET INSURANCE CO.	600	8
	IwaiCosmo Holdings Inc.	200	5
			4,629,763
Kuwait (0.1%)
	Kuwait Finance House KSCP	9,045,859	23,804
	National Bank of Kuwait SAKP	6,118,725	18,958
	Boubyan Bank KSCP	1,277,720	2,820
	Mobile Telecommunications Co. KSCP	1,493,129	2,488
	Gulf Bank KSCP	1,593,735	1,789
	Mabanee Co. KPSC	474,113	1,552
*	Warba Bank KSCP	1,572,115	1,451
	National Industries Group Holding SAK	1,364,494	1,173
	Al Ahli Bank of Kuwait KSCP	1,183,467	1,139
	Boursa Kuwait Securities Co. KPSC	80,731	828
	Kuwait International Bank KSCP	931,514	825
*	Kuwait Real Estate Co. KSC	664,178	756
	Commercial Real Estate Co. KSC	1,120,273	753
	Gulf Cables & Electrical Industries Group Co. KSCP	114,611	748
	Humansoft Holding Co. KSC	82,235	709
	Kuwait Telecommunications Co.	280,698	600
	Salhia Real Estate Co. KSCP	448,889	571
	Burgan Bank SAK	775,734	503
	Agility Public Warehousing Co. KSCC	1,021,230	448
	Boubyan Petrochemicals Co. KSCP	229,476	423
*	Kuwait Projects Co. Holding KSCP	1,240,897	308
*	National Real Estate Co. KPSC	1,011,378	235
			62,881

		Shares	Market Value ($000)
Malaysia (0.2%)
	Malayan Banking Bhd.	5,610,981	16,793
	CIMB Group Holdings Bhd.	6,331,852	13,795
	Public Bank Bhd.	10,858,330	13,421
	Tenaga Nasional Bhd.	3,410,374	12,066
	IHH Healthcare Bhd.	2,280,220	5,177
	Press Metal Aluminium Holdings Bhd.	2,600,460	4,985
	Gamuda Bhd.	3,948,600	4,440
	SD Guthrie Bhd.	2,703,675	4,003
	AMMB Holdings Bhd.	2,124,673	3,475
	Petronas Gas Bhd.	712,200	3,321
	RHB Bank Bhd.	1,474,450	3,160
	MISC Bhd.	1,478,921	3,000
	Hong Leong Bank Bhd.	444,000	2,906
	Sunway Bhd.	1,847,100	2,694
	CelcomDigi Bhd.	2,841,700	2,350
	IOI Corp. Bhd.	2,079,940	2,100
	Kuala Lumpur Kepong Bhd.	404,200	2,000
	Maxis Bhd.	2,010,200	1,951
	Axiata Group Bhd.	3,216,751	1,876
	IJM Corp. Bhd.	2,620,220	1,781
	Petronas Chemicals Group Bhd.	2,080,989	1,708
	Telekom Malaysia Bhd.	816,100	1,637
	YTL Corp. Bhd.	3,098,214	1,634
	Sime Darby Bhd.	2,857,875	1,565
	YTL Power International Bhd.	1,910,760	1,564
	TIME dotCom Bhd.	969,200	1,468
	United Plantations Bhd.	186,900	1,432
	Petronas Dagangan Bhd.	263,800	1,418
	Nestle Malaysia Bhd.	48,000	1,364
	QL Resources Bhd.	1,285,335	1,310
	Dialog Group Bhd.	3,094,748	1,291
	PPB Group Bhd.	435,840	1,247
	KPJ Healthcare Bhd.	1,754,900	1,233
	Bursa Malaysia Bhd.	498,450	1,141
	Fraser & Neave Holdings Bhd.	125,200	1,133
	Westports Holdings Bhd.	725,700	1,125
	99 Speed Mart Retail Holdings Bhd.	1,093,400	1,109
	Genting Bhd.	1,515,500	1,098
[2]	MR DIY Group M Bhd.	2,315,350	1,077
	Frontken Corp. Bhd.	1,080,300	1,053
	Sunway REIT	1,589,300	1,043
	IOI Properties Group Bhd.	1,247,800	1,009
	Sime Darby Property Bhd.	2,646,241	1,008
	IGB REIT	1,339,900	995
	Inari Amertron Bhd.	2,426,975	992
	Alliance Bank Malaysia Bhd.	695,623	924
	Yinson Holdings Bhd.	1,453,720	870
	Hong Leong Financial Group Bhd.	147,842	839
	My EG Services Bhd.	3,898,700	796
	Axis REIT	1,351,800	692
	Pavilion REIT	1,344,600	662
*	Tanco Holdings Bhd.	1,811,100	625
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	606
	SP Setia Bhd. Group	2,318,600	579
	Genting Malaysia Bhd.	1,104,000	555
	ViTrox Corp. Bhd.	495,600	548
	Malaysian Pacific Industries Bhd.	66,500	540
	Heineken Malaysia Bhd.	87,399	530
	Top Glove Corp. Bhd.	3,414,600	528
	Gas Malaysia Bhd.	449,500	526
	Eco World Development Group Bhd. (XKLS)	855,400	484
	Sunway Construction Group Bhd.	294,500	442
	Mah Sing Group Bhd.	1,509,600	441
	Mega First Corp. Bhd.	499,000	412
	Bank Islam Malaysia Bhd.	613,100	384
	Malakoff Corp. Bhd.	1,744,900	345
*	Greatech Technology Bhd.	741,800	332
	Scientex Bhd.	313,200	307
	VS Industry Bhd.	2,773,301	295

		Shares	Market Value ($000)
	CTOS Digital Bhd.	1,210,400	276
*	Hartalega Holdings Bhd.	1,131,300	265
	MBSB Bhd.	1,361,200	252
*	Pentamaster Corp. Bhd.	286,500	236
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	224
	Kossan Rubber Industries Bhd.	869,600	223
	Velesto Energy Bhd.	2,852,563	220
*	Berjaya Corp. Bhd. (XKLS)	3,180,560	217
*	UWC Bhd.	206,100	214
	DRB-Hicom Bhd.	766,300	210
	Cahya Mata Sarawak Bhd.	541,200	198
	Nationgate Holdings Bhd.	738,721	187
	Padini Holdings Bhd.	353,550	174
	Sports Toto Bhd.	514,699	170
	Bumi Armada Bhd.	2,007,550	156
	UEM Sunrise Bhd.	780,000	130
	BerMaz Auto Bhd.	575,020	121
	Hibiscus Petroleum Bhd.	300,760	119
	British American Tobacco Malaysia Bhd.	94,900	112
	Malaysian Resources Corp. Bhd.	1,216,600	108
*	WCT Holdings Bhd.	714,641	107
*	Dagang NeXchange Bhd.	1,278,800	96
	Kelington Group Bhd.	55,200	74
*	Supermax Corp. Bhd.	863,319	66
*	D&O Green Technologies Bhd.	387,200	61
	Malayan Cement Bhd.	25,700	52
	Farm Fresh Bhd.	51,400	37
	ITMAX SYSTEM Bhd.	15,000	19
			154,534
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	2,212,003	25,007
	Grupo Mexico SAB de CV Series B	2,186,583	24,279
	Cemex SAB de CV	11,708,002	14,524
	Fomento Economico Mexicano SAB de CV	1,360,966	14,205
	America Movil SAB de CV Series B	11,944,575	12,310
	Wal-Mart de Mexico SAB de CV	3,734,859	11,853
	Grupo Aeroportuario del Pacifico SAB de CV Class B	329,455	9,046
*	Industrias Penoles SAB de CV	141,088	8,177
	Arca Continental SAB de CV	631,000	7,111
	Coca-Cola Femsa SAB de CV	376,060	3,933
	Grupo Aeroportuario del Sureste SAB de CV Class B	111,181	3,846
	Prologis Property Mexico SA de CV	780,845	3,588
	Fibra Uno Administracion SA de CV	2,012,573	3,130
	Grupo Financiero Inbursa SAB de CV Class O	1,236,700	3,094
	Grupo Bimbo SAB de CV Series A	873,600	3,034
	Grupo Aeroportuario del Centro Norte SAB de CV	194,088	2,825
	Grupo Bimbo SAB de CV Series A1	389,467	2,651
	Kimberly-Clark de Mexico SAB de CV Class A	1,087,300	2,408
	Gentera SAB de CV	759,300	2,118
	Gruma SAB de CV Class B	112,940	2,034
	Promotora y Operadora de Infraestructura SAB de CV	129,546	2,026
	Megacable Holdings SAB de CV	539,162	1,887
	Corp. Inmobiliaria Vesta SAB de CV	592,301	1,832
[2]	Banco del Bajio SA	584,538	1,717
	Sigma Foods SAB de CV	1,729,716	1,709
	Regional SAB de CV	183,100	1,634
	Fibra MTY SAPI de CV	1,708,800	1,452
	Grupo Comercial Chedraui SA de CV	199,059	1,367
	GCC SAB de CV	120,600	1,305
	Qualitas Controladora SAB de CV	138,564	1,292
[2]	FIBRA Macquarie Mexico	566,828	1,179
	Grupo Televisa SAB Series C	1,695,534	1,111
	Alsea SAB de CV	340,000	1,038
	Concentradora Fibra Danhos SA de CV	605,208	943
	El Puerto de Liverpool SAB de CV Class C1	155,683	934
	Bolsa Mexicana de Valores SAB de CV	343,100	688
*	Orbia Advance Corp. SAB de CV	621,858	659
*	Alpek SAB de CV	1,219,270	633
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	628

		Shares	Market Value ($000)
	Genomma Lab Internacional SAB de CV Class B	532,563	510
	La Comer SAB de CV	236,455	508
	Operadora De Sites Mexicanos SAB de CV Class A-1	546,465	508
*,2	Nemak SAB de CV	2,281,080	444
*,2	Grupo Traxion SAB de CV	375,935	302
	Becle SAB de CV	286,000	301
	Grupo Rotoplas SAB de CV	66,621	45
			185,825
Netherlands (1.1%)
	ASML Holding NV	295,054	423,079
	ING Groep NV	2,215,751	65,344
	Prosus NV	919,819	52,891
*,2	Adyen NV	20,035	29,709
	ASM International NV	35,368	29,703
	Koninklijke Ahold Delhaize NV	687,670	26,888
	ArcelorMittal SA	327,344	17,777
	Universal Music Group NV	709,574	17,397
	Heineken NV	208,352	17,199
	Koninklijke Philips NV	588,166	16,890
	Wolters Kluwer NV	178,534	16,765
[2]	ABN AMRO Bank NV	431,753	15,907
	NN Group NV	196,487	15,575
	Koninklijke KPN NV	3,078,539	15,077
	DSM-Firmenich AG	143,947	11,351
	BE Semiconductor Industries NV	54,878	10,682
	Akzo Nobel NV	137,010	9,599
	Aegon Ltd.	1,045,241	8,210
	ASR Nederland NV	108,255	7,863
*	Magnum Ice Cream Co. NV (AQEU)	349,400	6,210
	Heineken Holding NV	80,824	6,008
	EXOR NV	69,416	5,699
	JDE Peet's NV	108,975	4,103
	IMCD NV	41,708	3,899
	SBM Offshore NV	90,405	3,247
*	InPost SA	187,984	2,946
	Randstad NV	76,239	2,728
[2]	CVC Capital Partners plc	149,494	2,656
	Aalberts NV	68,983	2,649
	Allfunds Group plc	257,575	2,496
	Arcadis NV	46,776	2,101
	Koninklijke Vopak NV	41,143	2,053
[2]	CTP NV	93,556	2,040
	Koninklijke BAM Groep NV	181,881	1,907
[2]	Signify NV	84,277	1,789
*,2	Basic-Fit NV	38,945	1,485
	Koninklijke Heijmans NV	16,638	1,356
	Van Lanschot Kempen NV	21,963	1,332
	APERAM SA	28,970	1,247
*,1	Galapagos NV	36,160	1,223
	TKH Group NV	26,607	1,168
	Fugro NV	81,372	1,124
	Havas NV	51,975	1,074
	Corbion NV	43,775	1,051
	Eurocommercial Properties NV	31,723	936
*	Flow Traders Ltd.	22,048	717
[1]	Theon International plc	18,206	676
	Wereldhave NV	26,723	662
*	CSG NV	9,034	327
	NSI NV	13,565	298
	PostNL NV	207,848	291
*	TomTom NV	34,247	257
	Sligro Food Group NV	19,031	256
*	OCI NV	57,213	229
	Brunel International NV	20,198	179
			876,325
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	449,369	10,498
	Auckland International Airport Ltd.	1,470,659	7,328
	Infratil Ltd.	805,690	5,360

		Shares	Market Value ($000)
	Contact Energy Ltd.	600,131	3,382
	Meridian Energy Ltd.	863,557	2,930
	Mainfreight Ltd.	58,974	2,387
	EBOS Group Ltd.	124,920	1,935
	Mercury NZ Ltd.	446,119	1,702
	Spark New Zealand Ltd.	1,235,732	1,682
*	Fletcher Building Ltd.	703,667	1,582
	Freightways Group Ltd.	128,280	1,127
*	Ryman Healthcare Ltd.	668,510	1,120
	Summerset Group Holdings Ltd.	139,748	972
	Goodman Property Trust	730,458	851
	Precinct Properties Group	1,063,052	746
	Kiwi Property Group Ltd.	1,021,980	620
	Vector Ltd.	188,503	547
	Genesis Energy Ltd.	322,597	472
	Channel Infrastructure NZ Ltd.	235,788	414
	Argosy Property Ltd.	530,244	373
	Scales Corp. Ltd.	90,087	312
	Air New Zealand Ltd.	830,223	290
*	SKYCITY Entertainment Group Ltd.	516,266	288
	Stride Property Group	344,664	263
	SKY Network Television Ltd.	112,768	226
*	Oceania Healthcare Ltd.	327,119	167
	Vital Healthcare Property Trust	7,083	8
			47,582
Norway (0.2%)
	DNB Bank ASA	617,871	17,716
	Equinor ASA	534,272	14,360
	Kongsberg Gruppen ASA	303,081	10,411
	Mowi ASA	370,412	8,539
	Norsk Hydro ASA	928,408	8,242
	Telenor ASA	458,174	7,721
	Aker BP ASA	224,855	6,619
	Orkla ASA	483,033	5,747
	Yara International ASA	122,225	5,618
	Subsea 7 SA	202,518	5,177
	Storebrand ASA	295,629	5,174
	Gjensidige Forsikring ASA	130,956	3,727
	SpareBank 1 Sor-Norge ASA	147,762	2,979
	Frontline plc	103,249	2,939
	Vend Marketplaces ASA Class B	105,555	2,923
	Salmar ASA	47,862	2,851
	Protector Forsikring ASA	43,581	2,361
	TOMRA Systems ASA	166,370	2,207
	Sparebanken Norge	100,263	1,998
	SpareBank 1 SMN	86,574	1,740
	Var Energi ASA	475,106	1,737
*	Nordic Semiconductor ASA	126,696	1,702
	Bakkafrost P/F	34,809	1,682
	DOF Group ASA	132,335	1,549
	TGS ASA	141,670	1,493
	Veidekke ASA	75,451	1,390
	Aker ASA Class A	14,967	1,379
	Borregaard ASA	60,000	1,208
	Hafnia Ltd.	192,841	1,182
*,2	Scatec ASA	95,614	1,142
	DNO ASA	579,019	984
[2]	BW LPG Ltd.	60,606	959
	Leroy Seafood Group ASA	191,721	945
*	Cadeler A/S	157,968	940
[2]	Europris ASA	101,312	931
	Wallenius Wilhelmsen ASA	77,372	899
*,2	AutoStore Holdings Ltd.	757,654	878
	Atea ASA	53,194	851
	Hoegh Autoliners ASA	73,518	819
	BLUENORD ASA	16,813	786
	Wilh Wilhelmsen Holding ASA Class A	9,922	706
	Aker Solutions ASA	189,620	693
[2]	Elkem ASA	194,024	576

		Shares	Market Value ($000)
	MPC Container Ships ASA	239,008	463
	Austevoll Seafood ASA	47,509	457
	Stolt-Nielsen Ltd.	14,528	456
[2]	Entra ASA	37,845	443
	Bonheur ASA	11,634	305
*	Grieg Seafood ASA	30,983	240
*	BW Energy Ltd.	47,294	228
*,1	NEL ASA	943,855	215
	BW Offshore Ltd.	39,903	194
	Wilh Wilhelmsen Holding ASA Class B	1,816	115
	Odfjell Drilling Ltd.	8,151	81
	Norwegian Air Shuttle ASA	24,179	41
			147,718
Philippines (0.0%)
	International Container Terminal Services Inc.	852,830	9,341
	Bdo Unibank Inc.	1,632,628	3,742
	Bank of the Philippine Islands	1,360,706	2,866
	SM Prime Holdings Inc.	7,193,550	2,634
	Manila Electric Co.	176,865	1,770
	Ayala Corp.	198,735	1,708
	Ayala Land Inc.	4,673,700	1,685
	Metropolitan Bank & Trust Co.	1,286,669	1,596
	PLDT Inc.	64,960	1,482
	Jollibee Foods Corp.	314,890	1,096
	JG Summit Holdings Inc.	1,846,223	873
*	Cebu Air Inc.	1,554,269	859
	AREIT Inc.	1,117,200	822
	Universal Robina Corp.	638,470	769
	GT Capital Holdings Inc.	67,355	767
	RL Commercial REIT Inc.	5,623,500	689
	Aboitiz Power Corp.	729,000	532
	Century Pacific Food Inc.	806,500	521
	Globe Telecom Inc.	19,369	519
	LT Group Inc.	1,831,100	497
	Puregold Price Club Inc.	804,880	488
	Manila Water Co. Inc.	688,900	475
	DMCI Holdings Inc.	2,550,100	469
	Converge Information & Communications Technology Solutions Inc.	1,715,000	452
	Robinson's Land Corp.	1,339,961	413
	Semirara Mining & Power Corp.	750,736	407
	ACEN Corp.	7,388,188	332
[2]	Monde Nissin Corp.	2,965,400	286
	Megaworld Corp.	6,892,900	257
	Security Bank Corp.	223,518	247
	DigiPlus Interactive Corp.	959,740	212
	Wilcon Depot Inc.	965,800	110
	Bloomberry Resorts Corp.	1,987,700	96
	D&L Industries Inc.	751,700	51
			39,063
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	683,034	17,766
	ORLEN SA	459,809	13,975
*	KGHM Polska Miedz SA	102,267	9,489
	Powszechny Zaklad Ubezpieczen SA	417,436	8,214
	Bank Polska Kasa Opieki SA	128,447	7,812
	LPP SA	938	5,180
*,2	Allegro.eu SA	588,840	4,837
	Santander Bank Polska SA	30,598	4,800
	CD Projekt SA	51,921	3,790
*,2	Dino Polska SA	346,319	3,664
*	mBank SA	10,304	3,006
	Asseco Poland SA	48,857	2,975
*	Tauron Polska Energia SA	749,707	2,319
*	Zabka Group SA	374,688	2,278
*	Benefit Systems SA	2,042	2,199
*	Bank Millennium SA	435,243	2,105
	Alior Bank SA	63,218	2,063
	Grupa Kety SA	6,661	1,912
	Budimex SA	9,302	1,798

		Shares	Market Value ($000)
	KRUK SA	12,665	1,741
*	PGE Polska Grupa Energetyczna SA	599,597	1,691
	Orange Polska SA	415,849	1,345
[2]	XTB SA	54,735	1,305
*,1	CCC SA	38,706	1,279
	Pepco Group NV	146,873	1,200
	Enea SA	182,000	1,124
	Bank Handlowy w Warszawie SA	20,504	666
	Warsaw Stock Exchange	26,461	530
*,1	Cyfrowy Polsat SA	96,348	362
*,1	Jastrzebska Spolka Weglowa SA	31,151	259
*	Grupa Azoty SA	36,965	185
			111,869
Portugal (0.0%)
	EDP SA	2,496,346	12,765
	Banco Comercial Portugues SA Class R	6,484,637	7,019
	Galp Energia SGPS SA	305,024	6,069
	Jeronimo Martins SGPS SA	200,691	4,733
	EDP Renovaveis SA	245,862	3,735
	REN - Redes Energeticas Nacionais SGPS SA	274,136	1,117
	Sonae SGPS SA	501,344	1,052
	NOS SGPS SA	150,083	780
	CTT-Correios de Portugal SA	66,182	532
[1]	Navigator Co. SA	112,017	424
[1]	Mota-Engil SGPS SA	44,604	236
[1]	Altri SGPS SA	45,966	236
	Corticeira Amorim SGPS SA	20,927	166
	Semapa-Sociedade de Investimento e Gestao	5,989	159
			39,023
Qatar (0.1%)
	Qatar National Bank QPSC	3,257,160	17,746
	Qatar Islamic Bank QPSC	1,348,769	9,263
	Industries Qatar QSC	1,464,238	5,111
	Commercial Bank PSQC	2,463,959	3,221
	Al Rayan Bank	4,578,182	2,860
	Qatar Gas Transport Co. Ltd.	2,111,708	2,781
	Qatar Navigation QSC	883,293	2,744
	Ooredoo QPSC	687,397	2,703
	Qatar International Islamic Bank QSC	691,719	2,171
	Qatar Fuel QSC	394,782	1,681
	Nebras Energy	388,055	1,632
	Doha Bank QPSC	2,061,519	1,564
	Dukhan Bank	1,431,024	1,401
	Mesaieed Petrochemical Holding Co.	3,635,228	1,093
	Barwa Real Estate Co.	1,438,922	1,082
	Qatar Aluminum Manufacturing Co.	2,077,305	1,081
	Vodafone Qatar PQSC	1,348,214	944
*	Estithmar Holding QPSC	597,150	661
*	Ezdan Holding Group QSC	2,203,335	629
	Gulf International Services QSC	703,070	539
	Al Meera Consumer Goods Co. QSC	108,975	440
	United Development Co. QSC	1,450,568	385
			61,732
Romania (0.0%)
	Banca Transilvania SA	668,208	5,039
	OMV Petrom SA	10,317,729	2,443
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	56,442	1,813
	Societatea Energetica Electrica SA	122,863	908
	Societatea Nationala Nuclearelectrica SA	47,861	804
*	MED Life SA	240,516	739
	One United Properties SA	30,950	247
	TTS Transport Trade Services SA	108,327	147
*	Teraplast SA	718,255	83
			12,223
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	Sberbank of Russia PJSC	4,728,611	—
*,3	LUKOIL PJSC ADR	3,780	—

		Shares	Market Value ($000)
*,3	Gazprom PJSC ADR	22,605	—
*,3	Alrosa PJSC	1,231,670	—
*,3	Polyus PJSC	132,330	—
*,3	Raspadskaya PAO	42,160	—
*,3	Mechel PJSC	111,128	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	VTB Bank PJSC	419,083	—
*,3	Sistema AFK PAO	1,740,320	—
*,3	Severstal PAO PJSC	82,549	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
*,3	Sovcomflot PJSC	170,280	—
*,3	Bank St. Petersburg PJSC	83,530	—
*,2,3	Segezha Group PJSC	947,500	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,470,034	41,979
[2]	Saudi Arabian Oil Co.	4,402,948	30,267
	Saudi National Bank	2,184,948	26,122
*	Saudi Arabian Mining Co.	1,018,530	20,694
	Saudi Telecom Co.	1,385,374	16,445
	Saudi Basic Industries Corp.	669,415	10,145
*	ACWA Power Co.	173,308	8,649
	Riyad Bank	1,085,203	8,144
	Alinma Bank	911,897	6,927
	Saudi Awwal Bank	713,241	6,777
	SABIC Agri-Nutrients Co.	169,428	5,645
	Etihad Etisalat Co.	287,007	5,401
	Dr Sulaiman Al Habib Medical Services Group Co.	74,093	5,167
	Almarai Co. JSC	364,549	4,300
	Banque Saudi Fransi	859,603	4,138
	Arab National Bank	632,602	3,839
	Elm Co.	18,511	3,829
	Bank AlBilad	539,285	3,818
	Bupa Arabia for Cooperative Insurance Co.	61,751	2,713
*	Umm Al Qura for Development & Construction Co.	516,426	2,657
	Co. for Cooperative Insurance	60,854	2,221
	Saudi Electricity Co.	578,175	2,220
	Makkah Construction & Development Co.	83,989	2,025
*	Dar Al Arkan Real Estate Development Co.	388,708	1,938
	Bank Al-Jazira	535,351	1,788
*	Jabal Omar Development Co.	403,160	1,774
	Riyadh Cables Group Co.	48,521	1,689
	Saudi Investment Bank	437,299	1,632
	Jarir Marketing Co.	416,686	1,585
	Saudi Tadawul Group Holding Co.	35,833	1,534
	Electrical Industries Co.	409,824	1,492
	Ades Holding Co.	275,073	1,409
	Yanbu National Petrochemical Co.	191,245	1,378
	SAL Saudi Logistics Services	28,270	1,359
	Astra Industrial Group Co.	31,759	1,270
	Taiba Investments Co.	128,585	1,257
	Sahara International Petrochemical Co.	305,592	1,249
	Mouwasat Medical Services Co.	64,755	1,202
	Dallah Healthcare Co.	35,208	1,161
	Aldrees Petroleum & Transport Services Co.	36,149	1,151
*	Rasan Information Technology Co.	29,630	1,104
	Arabian Internet & Communications Services Co.	16,673	1,042
	Mobile Telecommunications Co. Saudi Arabia	345,162	1,018
*	Savola Group	144,945	923
*	Saudi Research & Media Group	28,662	915
	Al Masane Al Kobra Mining Co.	29,473	914
*	Advanced Petrochemical Co.	131,069	907
*	Saudi Kayan Petrochemical Co.	685,641	896
[2]	Arabian Centres Co. Ltd.	171,415	893
	Saudi Aramco Base Oil Co.	31,004	864
	Nahdi Medical Co.	32,545	855
*	Al Rajhi Co. for Co-operative Insurance	37,079	821
*	Seera Group Holding	110,208	787

		Shares	Market Value ($000)
	Saudia Dairy & Foodstuff Co.	12,121	783
*	National Industrialization Co. Class C	307,014	763
	Saudi Industrial Investment Group	227,465	759
*	National Agriculture Development Co.	143,665	757
	National Gas & Industrialization Co.	31,403	745
	Saudi Ground Services Co.	70,844	700
	Jamjoom Pharmaceuticals Factory Co.	18,739	699
	Arabian Drilling Co.	24,493	686
	Saudi Chemical Co. Holding	335,825	684
*	flynas Co. SJSC	41,435	673
*	Rabigh Refining & Petrochemical Co.	340,798	647
	Etihad GO Telecom Co.	25,398	636
	National Medical Care Co.	14,537	613
	Abdullah Al Othaim Markets Co.	324,786	577
*	Power & Water Utility Co. for Jubail & Yanbu	65,814	569
	Saudi Cement Co.	58,884	566
	Retal Urban Development Co.	166,147	565
	National Co. for Learning & Education	16,161	556
	Saudi Airlines Catering Co.	25,356	548
	Al Moammar Information Systems Co.	10,985	526
	Almoosa Health Co.	11,968	515
	United Electronics Co.	21,699	508
	Arriyadh Development Co.	86,676	501
	Leejam Sports Co. JSC	18,495	499
	United International Transportation Co.	30,654	495
	Al Hammadi Holding	65,599	486
	Al Rajhi REIT	219,501	470
	East Pipes Integrated Co. for Industry	11,639	468
	Yamama Cement Co.	61,689	442
*	Saudi Reinsurance Co.	58,160	433
*	Arabian Contracting Services Co.	12,313	411
	AlKhorayef Water & Power Technologies Co.	12,306	406
*	Saudi Automotive Services Co.	29,456	402
	Almunajem Foods Co.	27,012	397
	Qassim Cement Co.	32,987	376
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	39,418	373
*	Saudi Real Estate Co.	94,116	364
*	Perfect Presentation For Commercial Services Co.	170,934	353
	Yanbu Cement Co.	75,253	313
*	Bawan Co.	20,681	269
*	Middle East Paper Co.	48,437	267
*	Jahez International Co.	69,499	260
*	Emaar Economic City	95,737	251
	Al-Dawaa Medical Services Co.	18,308	250
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	245
	Middle East Healthcare Co.	25,278	239
	Saudi Ceramic Co.	31,848	236
	BinDawood Holding Co.	175,250	231
	Southern Province Cement Co.	37,373	228
	City Cement Co.	56,126	203
*	Advanced Building Industries Co.	17,264	187
	Eastern Province Cement Co.	22,602	148
	Arabian Cement Co.	23,203	135
			285,342
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,489,425	69,232
	Oversea-Chinese Banking Corp. Ltd.	2,389,138	39,874
	United Overseas Bank Ltd.	909,800	27,421
	Singapore Telecommunications Ltd.	5,536,800	19,981
	Keppel Ltd.	1,265,513	10,887
	Singapore Technologies Engineering Ltd.	1,228,200	9,442
	Singapore Exchange Ltd.	590,710	8,185
	CapitaLand Integrated Commercial Trust	4,312,509	8,096
	CapitaLand Ascendas REIT	2,595,013	5,807
	Singapore Airlines Ltd.	1,008,036	5,032
	NetLink NBN Trust	4,901,800	3,771
	Capitaland Investment Ltd.	1,552,100	3,758
	UOL Group Ltd.	433,655	3,704
	Wilmar International Ltd.	1,287,437	3,438

		Shares	Market Value ($000)
	Sembcorp Industries Ltd.	635,731	3,012
	City Developments Ltd.	357,800	2,607
	Keppel DC REIT	1,394,375	2,499
	Venture Corp. Ltd.	194,400	2,496
	Mapletree Logistics Trust	2,343,815	2,494
	Seatrium Ltd.	1,455,623	2,414
	Mapletree Industrial Trust	1,439,092	2,386
	Genting Singapore Ltd.	4,003,800	2,312
	Thai Beverage PCL	5,368,900	2,026
	ComfortDelGro Corp. Ltd.	1,567,300	1,811
	SATS Ltd.	589,036	1,755
	Suntec REIT	1,506,400	1,702
	Mapletree Pan Asia Commercial Trust	1,442,859	1,655
	Keppel REIT	2,120,953	1,645
	Frasers Logistics & Commercial Trust	2,050,876	1,630
	Frasers Centrepoint Trust	830,023	1,461
	CapitaLand Ascott Trust	1,731,815	1,337
	Jardine Cycle & Carriage Ltd.	49,488	1,234
	Keppel Infrastructure Trust	2,950,066	1,204
	iFAST Corp. Ltd.	139,900	1,160
	Parkway Life REIT	352,286	1,130
	Golden Agri-Resources Ltd.	4,388,000	996
	ESR-REIT	427,858	919
	Sheng Siong Group Ltd.	381,500	816
	Hutchison Port Holdings Trust	3,364,700	774
*	Yangzijiang Maritime Development Ltd.	1,570,236	741
	Capitaland India Trust	722,990	705
	UMS Integration Ltd.	557,125	587
	Lendlease Global Commercial REIT	1,127,814	566
	CapitaLand China Trust	913,568	563
	Stoneweg Europe Stapled Trust	284,720	537
*	NTT DC REIT	526,300	537
	OUE REIT	1,773,775	523
	First Resources Ltd.	293,100	493
	Starhill Global REIT	1,044,000	484
	AIMS APAC REIT	383,363	453
	SIA Engineering Co. Ltd.	173,300	450
	Olam Group Ltd.	607,300	427
	Bumitama Agri Ltd.	373,000	423
	Far East Hospitality Trust	820,200	394
	Raffles Medical Group Ltd.	493,400	386
	Digital Core REIT Management Pte. Ltd.	666,700	360
	CDL Hospitality Trusts	523,279	356
	StarHub Ltd.	384,200	344
	Singapore Post Ltd.	1,025,300	318
	First REIT	1,043,136	230
*,1	AEM Holdings Ltd.	141,254	215
	Riverstone Holdings Ltd.	320,000	192
	Prime US REIT	807,940	182
*	Keppel Pacific Oak US REIT	462,700	113
*	COSCO Shipping International Singapore Co. Ltd.	759,400	70
*	Manulife US REIT	783,584	56
	Nanofilm Technologies International Ltd.	74,400	33
			272,841
South Africa (0.4%)
	Naspers Ltd. Class N	575,675	35,246
	Gold Fields Ltd.	674,292	33,347
	Anglogold Ashanti plc	348,567	31,422
	FirstRand Ltd.	4,084,146	23,295
	Standard Bank Group Ltd.	1,011,884	18,596
	Valterra Platinum Ltd.	200,795	18,041
	Capitec Bank Holdings Ltd.	65,816	17,671
	MTN Group Ltd.	1,281,910	14,235
	Impala Platinum Holdings Ltd.	686,837	12,802
*,1	Sibanye Stillwater Ltd.	2,120,084	9,228
	Harmony Gold Mining Co. Ltd.	420,228	8,929
	Absa Group Ltd.	562,149	8,858
	Sanlam Ltd.	1,183,112	7,412
	Northam Platinum Holdings Ltd.	257,933	6,145

		Shares	Market Value ($000)
	Bid Corp. Ltd.	242,891	6,068
	Discovery Ltd.	391,917	5,714
	Shoprite Holdings Ltd.	332,476	5,486
	Nedbank Group Ltd.	326,968	5,355
[2]	Pepkor Holdings Ltd.	2,639,683	4,313
	NEPI Rockcastle NV	457,815	4,169
	Remgro Ltd.	354,193	4,008
	Reinet Investments SCA	97,997	3,378
	Bidvest Group Ltd.	226,528	3,278
*	Sasol Ltd.	463,786	3,276
	Old Mutual Ltd.	3,359,541	3,224
	Clicks Group Ltd.	161,726	3,222
	Vodacom Group Ltd.	330,744	3,051
	OUTsurance Group Ltd.	610,032	2,693
	Anglogold Ashanti plc (XNYS)	28,384	2,636
	Tiger Brands Ltd.	126,666	2,633
	Growthpoint Properties Ltd.	2,339,271	2,555
	Woolworths Holdings Ltd.	661,024	2,219
	Momentum Group Ltd.	887,284	2,066
	Mr Price Group Ltd.	180,835	1,986
	Redefine Properties Ltd.	4,957,422	1,902
	Exxaro Resources Ltd.	164,154	1,871
	Aspen Pharmacare Holdings Ltd.	262,228	1,745
	AVI Ltd.	225,739	1,492
	Vukile Property Fund Ltd.	974,847	1,491
	Investec Ltd.	156,144	1,266
	African Rainbow Minerals Ltd.	81,642	1,195
	Fortress Real Estate Investments Ltd. Class B	807,134	1,181
	Foschini Group Ltd.	225,114	1,180
	Resilient REIT Ltd.	210,926	1,051
	DRDGOLD Ltd.	324,083	1,012
	Hyprop Investments Ltd.	283,893	992
	Truworths International Ltd.	261,216	970
	Motus Holdings Ltd.	123,684	970
	Telkom SA SOC Ltd.	223,519	814
[1]	Kumba Iron Ore Ltd.	36,176	803
[2]	Dis-chem Pharmacies Ltd.	342,423	770
	Netcare Ltd.	772,623	741
	DataTec Ltd.	154,482	732
*	SPAR Group Ltd.	126,055	693
*	Pick n Pay Stores Ltd.	454,971	673
	Coronation Fund Managers Ltd.	206,818	649
	Life Healthcare Group Holdings Ltd.	925,875	638
	We Buy Cars Holdings Ltd.	221,191	626
	Thungela Resources Ltd.	100,168	614
	JSE Ltd.	66,869	612
	Equites Property Fund Ltd.	529,994	590
	Santam Ltd.	21,925	583
	Omnia Holdings Ltd.	111,596	582
*	Sappi Ltd.	501,615	554
	Astral Foods Ltd.	30,721	522
	Attacq Ltd.	475,772	509
*	MAS plc	374,601	499
	AECI Ltd.	84,156	494
	Reunert Ltd.	125,079	478
	Sun International Ltd.	163,887	438
	Grindrod Ltd.	410,899	437
	Ninety One Ltd.	117,635	404
	Burstone Group Ltd.	698,541	398
	Boxer Retail Ltd.	87,267	397
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	393
*	KAP Ltd.	2,006,642	276
	Super Group Ltd.	216,350	232
	Afrimat Ltd.	84,822	223
			351,249
South Korea (1.8%)
	Samsung Electronics Co. Ltd. (XKRX)	3,523,280	389,233
	SK Hynix Inc.	405,773	253,355
[1]	Hyundai Motor Co.	101,166	35,216

		Shares	Market Value ($000)
*	SK Square Co. Ltd.	66,974	26,217
*	Hanwha Aerospace Co. Ltd.	25,283	22,759
	KB Financial Group Inc.	231,146	21,635
	NAVER Corp.	111,240	21,145
*	Doosan Enerbility Co. Ltd.	332,530	20,759
	Kia Corp.	177,991	18,939
	Shinhan Financial Group Co. Ltd.	316,315	18,487
	Celltrion Inc.	110,256	16,046
	Hana Financial Group Inc.	201,255	13,984
	Hyundai Mobis Co. Ltd.	43,581	13,617
	Samsung C&T Corp.	60,147	12,538
	POSCO Holdings Inc.	51,471	12,351
*	Samsung SDI Co. Ltd. (XKRX)	44,408	11,954
*,2	Samsung Biologics Co. Ltd.	8,851	10,697
	Woori Financial Group Inc.	505,185	10,568
	HD Hyundai Electric Co. Ltd.	16,785	10,283
*	Samsung Heavy Industries Co. Ltd.	479,973	9,782
	Kakao Corp.	226,829	9,641
[1]	Hyundai Heavy Industries Co. Ltd.	23,706	9,436
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	32,853	9,410
*	Hanwha Ocean Co. Ltd.	94,433	9,069
	Hyundai Rotem Co. Ltd.	54,525	8,718
*,1	LG Energy Solution Ltd.	31,502	8,659
*	Alteogen Inc.	29,194	8,349
[1]	Ecopro Co. Ltd.	74,213	8,325
	KT&G Corp.	77,109	8,247
	Samsung Electro-Mechanics Co. Ltd.	42,482	8,170
*	Korea Electric Power Corp.	192,516	7,765
	Samsung Fire & Marine Insurance Co. Ltd.	21,853	7,598
	Samsung Life Insurance Co. Ltd.	58,169	7,574
	LG Chem Ltd. (XKRX)	32,556	6,990
*	Hyosung Heavy Industries Corp.	3,814	6,841
	Korea Aerospace Industries Ltd.	52,449	6,113
	SK Inc.	25,926	5,987
*,1	Ecopro BM Co. Ltd.	35,731	5,724
	LG Electronics Inc. (XKRX)	80,971	5,552
	Korea Investment Holdings Co. Ltd.	33,127	4,956
	HD Hyundai Co. Ltd.	30,465	4,944
	Hyundai Glovis Co. Ltd.	27,497	4,636
[1]	Hanmi Semiconductor Co. Ltd.	30,980	4,481
*	LS Electric Co. Ltd.	11,405	4,445
	Korea Zinc Co. Ltd.	3,412	4,445
	Meritz Financial Group Inc.	53,865	4,355
[1]	Mirae Asset Securities Co. Ltd.	143,652	4,259
*,1	ABLBio Inc.	29,978	4,091
	HYBE Co. Ltd.	15,786	4,080
	SK Innovation Co. Ltd.	51,606	4,004
	LG Corp.	59,493	3,777
	Hyundai Engineering & Construction Co. Ltd.	52,772	3,746
*,1	POSCO Future M Co. Ltd.	23,660	3,661
*	Krafton Inc.	19,775	3,472
[1]	Sam Chun Dang Pharm Co. Ltd.	10,396	3,452
*,1	Hanwha Systems Co. Ltd.	52,747	3,450
[1]	APR Corp.	18,203	3,412
[1]	Peptron Inc.	15,912	3,371
	KIWOOM Securities Co. Ltd.	10,947	3,365
	Samsung SDS Co. Ltd.	27,933	3,350
	DB Insurance Co. Ltd.	33,563	3,314
*	LIG Nex1 Co. Ltd.	9,919	3,309
*,1	HLB Inc.	85,990	3,298
	IsuPetasys Co. Ltd.	39,019	3,151
	KB Financial Group Inc. ADR (XNYS)	33,382	3,137
	Industrial Bank of Korea	202,700	3,114
*	Yuhan Corp.	40,289	3,011
*,1	Rainbow Robotics	5,803	2,921
	HMM Co. Ltd.	210,139	2,913
[1]	Doosan Co. Ltd.	4,789	2,807
	Samsung Securities Co. Ltd.	44,454	2,790
*,1	LigaChem Biosciences Inc.	18,610	2,608
*	LEENO Industrial Inc.	35,224	2,565

		Shares	Market Value ($000)
*	S-Oil Corp.	33,377	2,452
[1]	Samyang Foods Co. Ltd.	2,994	2,447
*	Korean Air Lines Co. Ltd.	147,141	2,372
	Samsung E&A Co. Ltd.	109,057	2,321
	Hankook Tire & Technology Co. Ltd.	50,245	2,222
	NH Investment & Securities Co. Ltd.	117,086	2,195
*,1	Coway Co. Ltd.	37,768	2,185
*	LG Display Co. Ltd.	265,828	2,143
[1]	KakaoBank Corp.	131,263	2,082
[1]	Amorepacific Corp.	21,593	2,078
	BNK Financial Group Inc.	180,055	2,075
*,1	Samsung Episholdings Co. Ltd.	4,715	1,985
	LS Corp.	12,439	1,962
*,1	Taihan Cable & Solution Co. Ltd.	96,564	1,960
	JB Financial Group Co. Ltd.	110,775	1,933
*,1	Mezzion Pharma Co. Ltd.	15,747	1,882
	LG Uplus Corp.	162,808	1,809
	DB HiTek Co. Ltd.	24,273	1,771
*	SK Biopharmaceuticals Co. Ltd.	21,070	1,719
[1]	LG Innotek Co. Ltd.	9,948	1,689
	PharmaResearch Co. Ltd.	4,985	1,636
*	WONIK IPS Co. Ltd.	20,507	1,613
*	Eo Technics Co. Ltd.	6,131	1,582
	HD Construction Equipment Co. Ltd.	21,016	1,582
[1]	Hyundai Autoever Corp.	4,935	1,582
[1]	LG CNS Co. Ltd.	31,635	1,526
*,1	L&F Co. Ltd.	17,421	1,518
	NCSoft Corp.	9,269	1,507
	HD Hyundai Marine Solution Co. Ltd.	11,733	1,488
*	Hanmi Pharm Co. Ltd.	4,407	1,484
	CJ Corp.	9,683	1,462
*,1	Hanwha Solutions Corp.	76,487	1,460
	Doosan Bobcat Inc.	35,869	1,460
	GS Holdings Corp.	30,178	1,437
*	Hanwha Engine	37,544	1,412
*	Hanwha Corp. (XKRX)	17,710	1,406
*	KEPCO Engineering & Construction Co. Inc.	15,486	1,406
*,1	Hanjin Kal Corp.	17,977	1,404
*	D&D PharmaTech Inc.	21,090	1,385
[1]	Posco International Corp.	30,212	1,305
	iM Financial Group Co. Ltd.	120,570	1,296
	Orion Corp.	15,689	1,277
	Hansol Chemical Co. Ltd.	6,401	1,246
	Daeduck Electronics Co. Ltd.	28,377	1,233
*	Cheil Worldwide Inc.	79,018	1,203
	Hyundai Steel Co.	54,645	1,186
	Hyundai Elevator Co. Ltd.	17,925	1,171
*	Voronoi Inc.	7,542	1,167
*,1	SKC Co. Ltd.	14,422	1,165
[1]	LG H&H Co. Ltd. (XKRX)	6,322	1,149
	POSCO Holdings Inc. (XNYS) ADR	18,635	1,105
	Shinsegae Inc.	4,869	1,079
	E-MART Inc.	16,944	1,069
*,1	Hanwha Vision Co. Ltd.	24,962	1,064
*,1	ISU Specialty Chemical	14,330	1,052
	Poongsan Corp.	11,418	1,041
*	Hyundai Marine & Fire Insurance Co. Ltd.	52,955	1,032
	Korean Reinsurance Co.	126,352	1,032
*,1	Doosan Robotics Inc.	13,008	1,029
	HL Mando Co. Ltd.	23,088	1,023
*	Kumho Petrochemical Co. Ltd.	9,942	993
	Misto Holdings Corp.	30,205	984
*,1	Classys Inc.	18,834	969
	Kangwon Land Inc.	78,700	952
*,1	SFA Semicon Co. Ltd.	176,581	951
	Celltrion Pharm Inc.	18,748	948
*	ST Pharm Co. Ltd.	8,534	947
[1]	Posco DX Co. Ltd.	35,210	944
*	Oscotec Inc.	23,776	914
*	JYP Entertainment Corp.	17,927	912

		Shares	Market Value ($000)
[1]	Koh Young Technology Inc.	39,103	909
	Youngone Corp.	14,350	906
*,1	Silicon2 Co. Ltd.	24,591	903
[1]	Caregen Co. Ltd.	10,107	881
[1]	L&C Bio Co. Ltd.	13,823	880
	KCC Corp.	2,592	877
	Soulbrain Co. Ltd.	2,606	875
*	HD-Hyundai Marine Engine	14,157	867
[1]	HPSP Co. Ltd.	26,813	860
*,1	Kakaopay Corp.	19,614	857
[1]	Sanil Electric Co. Ltd.	8,408	853
	Douzone Bizon Co. Ltd.	12,546	847
	S-1 Corp.	15,219	843
*,1	Pearl Abyss Corp.	20,953	830
	Partron Co. Ltd.	160,288	798
*,1	Ecopro Materials Co. Ltd.	17,128	798
	Dongjin Semichem Co. Ltd.	20,533	790
	OCI Holdings Co. Ltd.	9,856	786
	TechWing Inc.	22,637	775
	Samsung Card Co. Ltd.	19,318	762
*,1	Cosmax Inc.	5,386	756
*	Hanall Biopharma Co. Ltd.	21,177	756
*,1	Hyundai Bioscience Co. Ltd.	97,132	753
*,1	NongShim Co. Ltd.	2,601	733
	Iljin Electric Co. Ltd.	15,850	731
*	Chabiotech Co. Ltd.	48,028	728
	Daou Technology Inc.	19,687	725
*,1	Enchem Co. Ltd.	10,835	721
	CJ CheilJedang Corp. (XKRX)	4,831	714
	Lotte Chemical Corp.	12,309	710
*	Hyosung Corp.	6,629	700
	Hyundai Department Store Co. Ltd.	10,566	687
*,1	Hugel Inc.	3,569	682
[1]	Hana Micron Inc.	26,234	679
*	ISC Co. Ltd.	6,564	679
	S&S Tech Corp.	10,826	677
	BGF retail Co. Ltd.	7,950	670
*	KEPCO Plant Service & Engineering Co. Ltd.	17,251	669
*,1	Hotel Shilla Co. Ltd.	20,831	667
*,1	Woori Technology Inc.	105,500	657
[1]	KH Vatec Co. Ltd.	48,160	639
*	Park Systems Corp.	3,026	636
[1]	Eugene Technology Co. Ltd.	8,350	635
[1]	SIMMTECH Co. Ltd.	15,269	632
*	BHI Co. Ltd.	12,773	631
	SK Securities Co. Ltd.	941,029	618
*,1	CosmoAM&T Co. Ltd.	17,583	618
*	DL E&C Co. Ltd.	20,053	616
	D'Alba Global Co. Ltd.	5,545	616
*,1	Doosan Fuel Cell Co. Ltd.	26,149	613
*	PSK Inc.	14,505	613
*,2	Netmarble Corp.	16,715	611
[1]	Hyundai Wia Corp.	10,205	609
*,1	Naturecell Co. Ltd.	34,659	604
*,1	Hite Jinro Co. Ltd.	48,540	592
[1]	Shinsung Delta Tech Co. Ltd.	10,744	592
*	SK Bioscience Co. Ltd.	16,668	586
	LX International Corp.	21,923	582
*,1	GemVax & Kael Co. Ltd.	19,165	568
*,1	Jusung Engineering Co. Ltd.	19,828	564
*	SM Entertainment Co. Ltd.	7,005	562
	CJ Logistics Corp.	7,738	557
	Kolmar Korea Co. Ltd.	11,483	556
*,1	Seojin System Co. Ltd.	20,757	547
	Youngone Holdings Co. Ltd.	3,801	546
	Otoki Corp.	2,040	546
	Lotte Corp.	25,102	545
*	Han Kuk Carbon Co. Ltd.	23,265	545
	GS Engineering & Construction Corp.	41,583	540
*	Hyosung TNC Corp.	1,998	521

		Shares	Market Value ($000)
*	Advanced Process Systems Corp.	33,956	504
[1]	HK inno N Corp.	12,846	501
	GS Retail Co. Ltd.	32,371	497
*	Korea Gas Corp.	17,814	495
	Daishin Securities Co. Ltd.	22,722	493
	Lotte Chilsung Beverage Co. Ltd.	5,321	492
	SK REITs Co. Ltd.	126,627	489
*	SOLUM Co. Ltd.	44,582	488
*	Hanwha Life Insurance Co. Ltd.	200,116	484
*	Tokai Carbon Korea Co. Ltd.	2,959	484
[1]	INTOPS Co. Ltd.	31,519	483
*	Pan Ocean Co. Ltd.	146,753	478
*	Lotte Energy Materials Corp.	17,430	468
*	Green Cross Corp.	4,046	462
*	Kumho Tire Co. Inc.	110,603	462
*,1	F&F Co. Ltd.	8,915	451
*,1	Lunit Inc.	15,951	445
*,1	Daewoo Engineering & Construction Co. Ltd.	128,480	441
*,1	CS Wind Corp.	15,615	440
	Lotte Shopping Co. Ltd.	7,496	437
[1]	Seah Besteel Holdings Corp.	8,406	427
*	Hanwha Investment & Securities Co. Ltd.	95,684	424
*	Paradise Co. Ltd.	34,477	424
	RFHIC Corp.	12,613	417
[1]	Shinhan Alpha REIT Co. Ltd.	101,945	412
	ESR Kendall Square REIT Co. Ltd.	133,139	408
	Dong-A ST Co. Ltd.	10,677	406
*	CJ CGV Co. Ltd.	95,988	403
*	Lotte Tour Development Co. Ltd.	22,998	400
	Seobu T&D	32,649	398
*	Yungjin Pharmaceutical Co. Ltd.	298,935	396
	Seegene Inc.	20,038	396
	YG Entertainment Inc.	7,517	389
*,1	Hanon Systems	170,492	388
*	SL Corp.	9,952	383
*	Hanmi Science Co. Ltd.	12,822	378
[1]	Lake Materials Co. Ltd.	20,511	378
	Dongsuh Cos. Inc.	20,882	377
	SK Gas Ltd.	2,330	376
[1]	People & Technology Inc.	10,131	371
*,1	Creative & Innovative System	39,334	361
*	Boryung	55,535	356
*,1	Harim Holdings Co. Ltd.	35,570	354
*	Daewoong Pharmaceutical Co. Ltd.	3,006	352
*,1	Il Dong Pharmaceutical Co. Ltd.	13,165	346
*	SK oceanplant Co. Ltd.	26,096	341
*	GI Innovation Inc.	31,262	341
	Binggrae Co. Ltd.	6,531	339
	HDC Holdings Co. Ltd.	25,758	339
[1]	Kolon Industries Inc.	8,682	330
[1]	Daejoo Electronic Materials Co. Ltd.	6,274	328
	HDC Hyundai Development Co-Engineering & Construction	22,781	325
	Soop Co. Ltd.	6,274	321
[1]	Pharmicell Co. Ltd.	32,782	318
*	HAESUNG DS Co. Ltd.	7,122	316
*	Synopex Inc.	58,310	309
	LOTTE Fine Chemical Co. Ltd.	9,334	307
[1]	TES Co. Ltd.	6,231	307
*	CJ ENM Co. Ltd.	5,763	299
	SK Chemicals Co. Ltd.	6,442	299
*	Wemade Co. Ltd.	13,053	295
*,1,3	Fadu Inc.	19,989	295
	Daesang Corp.	19,425	292
*,1	Danal Co. Ltd.	45,980	291
	Innocean Worldwide Inc.	22,023	290
	Amorepacific Holdings Corp.	14,537	289
*	MegaStudyEdu Co. Ltd.	8,884	287
	DongKook Pharmaceutical Co. Ltd.	21,955	286
*	Kakao Games Corp.	23,142	285
*	Hanwha General Insurance Co. Ltd.	66,514	280

		Shares	Market Value ($000)
	NHN Corp.	12,518	280
	Medytox Inc.	3,003	279
[1]	Cheryong Electric Co. Ltd.	8,273	279
	SK Networks Co. Ltd.	70,592	274
	Chong Kun Dang Pharmaceutical Corp.	4,611	273
	Doosan Tesna Inc.	5,820	271
	DoubleUGames Co. Ltd.	7,242	269
	HL Holdings Corp.	8,477	268
[1]	NICE Information Service Co. Ltd.	22,233	267
	Hankook & Co. Co. Ltd.	14,228	266
*	HS Hyosung Advanced Materials Corp.	1,626	266
*,2	SK IE Technology Co. Ltd.	13,993	264
	Dong-A Socio Holdings Co. Ltd.	3,481	262
	Samchully Co. Ltd.	2,630	262
*	Sebang Global Battery Co. Ltd.	5,794	256
*	Korea Line Corp.	189,211	256
*	Duk San Neolux Co. Ltd.	9,419	255
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	254
*	Foosung Co. Ltd.	43,488	254
[1]	Sung Kwang Bend Co. Ltd.	11,156	251
*	Studio Dragon Corp.	7,308	250
	SFA Engineering Corp.	10,655	249
*,1	Intellian Technologies Inc.	3,402	247
*	Cafe24 Corp.	9,349	245
[1]	NEXTIN Inc.	3,543	241
*	Sungeel Hitech Co. Ltd.	4,903	240
*	Seoul Semiconductor Co. Ltd.	44,393	239
*	Vieworks Co. Ltd.	12,183	239
	Ecopro HN Co. Ltd.	8,285	238
*	Green Cross Holdings Corp.	21,854	237
	LX Holdings Corp.	38,930	235
	LOTTE REIT Co. Ltd.	77,226	234
	Hyundai Green Food	22,101	234
*,1	SHIFT UP Corp.	9,707	234
*,1	Ananti Inc.	39,587	230
*,1	Daea TI Co. Ltd.	77,128	225
	BH Co. Ltd.	17,644	223
	Lotte Rental Co. Ltd.	10,416	223
	Hankook Shell Oil Co. Ltd.	717	217
	LX Semicon Co. Ltd.	5,715	217
*,1	Advanced Nano Products Co. Ltd.	4,508	215
*	Innox Advanced Materials Co. Ltd.	9,317	210
*	Ahnlab Inc.	4,531	209
*	Taekwang Industrial Co. Ltd.	343	207
	Solid Inc.	33,987	200
*,1	LS Materials Ltd.	16,581	199
[1]	Posco M-Tech Co. Ltd.	14,440	198
*	Asiana Airlines Inc.	37,193	197
	InBody Co. Ltd.	8,363	189
*	ENF Technology Co. Ltd.	4,657	189
*	DL Holdings Co. Ltd.	6,552	188
	iMarketKorea Inc.	34,591	187
*	Samyang Biopharmaceuticals Corp.	2,810	187
	Grand Korea Leisure Co. Ltd.	20,689	185
*	Eubiologics Co. Ltd.	21,312	185
*	JW Pharmaceutical Corp.	8,446	182
*,1	VT Co. Ltd.	12,794	182
*	Daewoong Co. Ltd.	10,718	178
*	Korea Petrochemical Ind Co. Ltd.	1,618	176
*,1	Shin Poong Pharmaceutical Co. Ltd.	19,421	175
*	DI Dong Il Corp.	12,549	175
*,1	Hanssem Co. Ltd.	5,339	172
*,1	Binex Co. Ltd.	15,146	171
*,1	GS P&L Co. Ltd.	4,801	171
	Korea Electric Terminal Co. Ltd.	3,118	162
	Dongwon Industries Co. Ltd.	5,482	158
	Hancom Inc.	8,867	158
*,1	Cosmochemical Co. Ltd.	13,762	158
	SK Discovery Co. Ltd.	3,913	157
	Bukwang Pharmaceutical Co. Ltd.	56,055	156

		Shares	Market Value ($000)
	LF Corp.	11,703	156
*	KMW Co. Ltd.	11,857	155
	Hansol Paper Co. Ltd.	26,412	154
*,1	HLB Life Science Co. Ltd.	53,557	154
	OCI Co. Ltd.	3,110	152
	Orion Holdings Corp.	10,345	150
	SNT Motiv Co. Ltd.	6,078	148
	NHN KCP Corp.	9,232	145
[1]	Hana Tour Service Inc.	4,494	144
*	SD Biosensor Inc.	22,765	142
*	Youlchon Chemical Co. Ltd.	7,162	135
*	Sungwoo Hitech Co. Ltd.	24,178	134
	JR Global REIT	82,399	133
*	GC Cell Corp.	7,163	133
[1]	KC Tech Co. Ltd.	4,074	132
*	Dentium Co. Ltd.	3,940	131
*	Unid Co. Ltd.	2,363	131
	Yuanta Securities Korea Co. Ltd.	38,496	123
	Lotte Wellfood Co. Ltd.	1,518	122
*	Hanjin Logistics Corp.	8,540	118
*	Bioneer Corp.	12,524	118
*	Neowiz	5,514	117
*	Jeju Air Co. Ltd.	30,603	115
*,1	TCC Steel	9,727	115
	Mcnex Co. Ltd.	5,314	112
*	Samyang Holdings Corp.	2,643	111
*,1	Nexon Games Co. Ltd.	12,037	111
	Nexen Tire Corp.	19,052	106
*	Com2uSCorp	4,149	106
*	TKG Huchems Co. Ltd.	7,579	105
*	Young Poong Corp.	2,338	105
	Hyundai GF Holdings	16,214	104
	TK Corp.	5,206	102
	Soulbrain Holdings Co. Ltd.	2,470	100
*	i-SENS Inc.	8,808	100
*	Shinsung E&G Co. Ltd.	81,277	100
*	Komipharm International Co. Ltd.	20,136	99
	Hanil Cement Co. Ltd.	8,300	98
*	Tongyang Life Insurance Co. Ltd.	19,837	95
*	IS Dongseo Co. Ltd.	5,641	92
	KCC Glass Corp.	4,931	92
	Dongkuk Steel Mill Co. Ltd.	15,002	92
*,1	HLB Therapeutics Co. Ltd.	42,886	88
*,1	Chunbo Co. Ltd.	2,163	88
*	KISWIRE Ltd.	5,769	87
*	GeneOne Life Science Inc.	65,440	87
*	PI Advanced Materials Co. Ltd.	7,673	86
	Myoung Shin Industrial Co. Ltd.	12,556	80
	Hyundai Home Shopping Network Corp.	1,970	79
*	DIO Corp.	6,970	77
	Eugene Investment & Securities Co. Ltd.	26,002	77
*	W Scope Chungju Plant Co. Ltd.	11,680	77
	Humedix Co. Ltd.	2,506	76
	Huons Global Co. Ltd.	2,154	76
*	Samwha Capacitor Co. Ltd.	3,429	75
*	Webzen Inc.	6,293	75
	Hansae Co. Ltd.	7,440	72
*	Korea United Pharm Inc.	5,473	72
*,1	Joongang Advanced Materials Co. Ltd.	37,857	72
*	UniTest Inc.	7,083	71
	NICE Holdings Co. Ltd.	7,180	69
*	CMG Pharmaceutical Co. Ltd.	48,693	68
*	GOLFZON Co. Ltd.	1,620	68
	Handsome Co. Ltd.	5,208	67
	BNC Korea Co. Ltd.	19,712	67
*,3	Kum Yang Co. Ltd.	9,732	67
*	Solus Advanced Materials Co. Ltd.	11,130	63
*	HYUNDAI Corp.	3,860	61
*,1	Amicogen Inc.	53,231	61
*,3	NKMax Co. Ltd.	8,969	60

		Shares	Market Value ($000)
	LX Hausys Ltd.	2,811	57
	E1 Corp.	906	56
	Songwon Industrial Co. Ltd.	8,840	56
*	Namyang Dairy Products Co. Ltd.	1,597	53
	Huons Co. Ltd.	2,533	48
*	Humasis Co. Ltd.	70,056	48
*	Samyang Corp.	1,434	47
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	47
*	Modetour Network Inc.	5,632	44
*	HS Industries Co. Ltd.	18,683	43
*	Genexine Inc.	12,258	43
	Zinus Inc.	4,925	43
*,3	Ilyang Pharmaceutical Co. Ltd.	4,628	41
*,1	Dawonsys Co. Ltd.	13,580	31
*,3	Hyosung Chemical Corp.	978	26
			1,422,362
Spain (0.8%)
	Banco Santander SA	11,081,685	141,492
	Iberdrola SA (XMAD)	4,954,997	111,402
	Banco Bilbao Vizcaya Argentaria SA	4,249,213	107,860
	Industria de Diseno Textil SA	824,991	53,682
	CaixaBank SA	2,687,402	35,474
	Ferrovial SE	350,455	23,671
	Amadeus IT Group SA	331,162	22,203
	Repsol SA	861,553	16,973
[2]	Aena SME SA	535,345	16,626
	ACS Actividades de Construccion y Servicios SA (SGMU)	139,860	15,692
	Banco de Sabadell SA	3,895,657	15,282
*,2	Cellnex Telecom SA	441,634	13,660
	Telefonica SA	3,200,274	12,956
	Bankinter SA	515,307	8,796
	Endesa SA	224,560	8,290
	Redeia Corp. SA	348,035	6,015
	Naturgy Energy Group SA	182,920	5,744
[1]	Indra Sistemas SA	63,728	4,119
	Merlin Properties Socimi SA	262,483	3,907
	Acciona SA	17,290	3,716
	Mapfre SA	622,158	2,847
	Grifols SA	211,156	2,702
[2]	Unicaja Banco SA	781,292	2,677
	Enagas SA	150,882	2,484
	Acerinox SA	158,939	2,361
	Puig Brands SA Class B	108,699	2,161
	Viscofan SA	31,876	2,139
	Fluidra SA	70,029	2,037
	Sacyr SA (XMAD)	378,658	1,782
	Vidrala SA (XMAD)	15,878	1,659
	Colonial SFL Socimi SA	255,317	1,579
*	Iberdrola SA	67,177	1,507
	Logista Integral SA	39,355	1,436
	CIE Automotive SA	38,550	1,313
	Laboratorios Farmaceuticos Rovi SA	13,903	1,187
*	Solaria Energia y Medio Ambiente SA	51,153	1,128
[2]	Neinor Homes SA	46,362	1,105
*	Tecnicas Reunidas SA	28,520	1,080
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	957
	Elecnor SA	28,322	903
*	Pharma Mar SA	9,212	862
	Almirall SA	57,400	859
	Corp. ACCIONA Energias Renovables SA	31,129	788
	Ebro Foods SA	33,262	725
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	661
*	Grenergy Renovables SA	5,711	652
	Melia Hotels International SA	70,054	625
*	HBX Group International plc	54,395	506
*	Distribuidora Internacional de Alimentacion SA	10,022	465
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	355
*	Cirsa Enterprises SA	19,766	341
[2]	Gestamp Automocion SA	80,894	290

		Shares	Market Value ($000)
	Banco Santander SA ADR	16,687	213
	Prosegur Cia de Seguridad SA	62,000	206
[2]	Global Dominion Access SA	47,418	196
*,1	Ence Energia y Celulosa SA	65,595	173
[2]	Prosegur Cash SA	110,532	84
*	Sacyr SA	4,733	22
			670,627
Sweden (0.8%)
	Atlas Copco AB Class A	2,216,682	45,713
	Investor AB Class B	1,166,290	44,972
	Volvo AB Class B	1,158,653	42,102
	Sandvik AB	786,520	31,057
	Assa Abloy AB Class B	731,954	29,596
	Skandinaviska Enskilda Banken AB Class A	1,124,658	24,174
	Swedbank AB Class A	611,423	23,772
	Telefonaktiebolaget LM Ericsson Class B	2,083,701	22,567
	Saab AB Class B	273,366	21,329
	Investor AB Class A (XSTO)	490,645	18,778
	Hexagon AB Class B	1,592,402	17,954
*	Boliden AB	224,513	15,722
	EQT AB	411,517	15,619
	Svenska Handelsbanken AB Class A	987,477	15,568
	Atlas Copco AB Class B	766,103	13,780
	Essity AB Class B	462,140	13,683
	Alfa Laval AB	219,904	12,737
	Epiroc AB Class B	460,480	11,483
	Epiroc AB Class A	335,871	9,416
	Telia Co. AB	1,947,738	8,898
	Skanska AB Class B	278,426	8,456
	Tele2 AB Class B	453,868	8,351
	Industrivarden AB Class C	156,496	7,835
	H & M Hennes & Mauritz AB Class B	363,283	7,275
	Trelleborg AB Class B	179,655	7,270
	AddTech AB Class B	194,331	6,310
[2]	Evolution AB	94,975	6,170
	SKF AB Class B	233,656	6,109
	Volvo AB Class A	154,707	5,621
	Securitas AB Class B	337,343	5,579
	Lifco AB Class B	156,275	5,370
*	Swedish Orphan Biovitrum AB	139,452	5,296
	Beijer Ref AB	333,261	4,744
	Nordnet AB publ	139,838	4,524
	Indutrade AB	188,682	4,429
	Nibe Industrier AB Class B	1,054,492	4,040
*	Fastighets AB Balder Class B	522,031	3,937
	Svenska Cellulosa AB SCA Class B	309,285	3,873
	Avanza Bank Holding AB	91,683	3,572
	Industrivarden AB Class A	70,337	3,516
	AAK AB	122,963	3,441
	SSAB AB Class B	418,272	3,441
	Getinge AB Class B	155,863	3,415
	L E Lundbergforetagen AB Class B	55,940	3,332
*	Verisure plc	191,402	3,124
	Castellum AB	243,148	3,006
	Lagercrantz Group AB Class B	131,164	2,874
	Axfood AB	74,411	2,549
	Sagax AB Class B	112,680	2,485
	Mycronic AB	106,292	2,447
	Holmen AB Class B	63,582	2,383
	Sweco AB Class B	138,308	2,291
	Sectra AB Class B	88,172	2,180
	Investment AB Latour Class B	87,285	2,174
*	Camurus AB	27,997	2,102
	Loomis AB	48,051	1,994
	Wihlborgs Fastigheter AB	190,315	1,966
[1]	Svenska Handelsbanken AB Class B	73,018	1,914
[2]	Munters Group AB	95,487	1,885
[2]	Thule Group AB	77,651	1,860
	Elekta AB Class B	251,225	1,615

		Shares	Market Value ($000)
	Pandox AB	74,037	1,597
	Catena AB	29,775	1,546
*,1	Volvo Car AB Class B	459,350	1,533
	NCC AB Class B	57,908	1,483
*	Kinnevik AB Class B	179,171	1,470
	SSAB AB Class A	168,737	1,395
*	Asker Healthcare Group AB	161,761	1,363
*,2	Sinch AB	451,565	1,353
	Sagax AB Class D	350,256	1,335
	Hexpol AB	162,398	1,329
	Fabege AB	141,077	1,303
[2]	Bravida Holding AB	130,627	1,287
	Billerud Aktiebolag	155,501	1,257
	Hufvudstaden AB Class A	89,794	1,241
	AddLife AB Class B	79,233	1,214
	Wallenstam AB Class B	261,660	1,192
	Alleima AB	136,172	1,190
[1]	Svenska Cellulosa AB SCA Class A	95,046	1,186
*	Asmodee Group AB Class B	98,187	1,178
	Storskogen Group AB Class B	965,570	1,172
	Husqvarna AB Class B	226,844	1,159
*	Electrolux AB Class B	140,298	1,133
	Electrolux Professional AB Class B	163,815	1,129
	Granges AB	66,843	1,122
	Lindab International AB	53,157	1,117
	AFRY AB	69,596	1,104
*,2	BioArctic AB	30,458	1,094
*	HMS Networks AB	23,452	1,057
	Peab AB Class B	104,588	1,045
[2]	Scandic Hotels Group AB	102,765	1,027
[2]	Dometic Group AB	234,893	1,011
	Hemnet Group AB	62,412	995
[2]	Attendo AB	97,040	969
	Nyfosa AB	121,658	967
	Bufab AB	83,635	926
	Nolato AB Class B	139,507	912
	Betsson AB Class B	75,063	881
	Bure Equity AB	35,216	870
	Clas Ohlson AB Class B	24,515	839
	AQ Group AB	37,433	824
	Cibus Nordic Real Estate AB publ	47,414	822
*	Modern Times Group MTG AB Class B	67,933	793
	Medicover AB Class B	34,639	788
*,2	BoneSupport Holding AB	37,448	778
	Addnode Group AB	78,875	758
	Bilia AB Class A	53,282	755
	NP3 Fastigheter AB	24,800	736
	INVISIO AB	23,985	702
	Atrium Ljungberg AB Class B	176,609	669
	Vitec Software Group AB Class B	23,323	655
	Vitrolife AB	48,076	627
	JM AB	40,486	623
	Cloetta AB Class B	124,219	608
	Ratos AB Class B	141,633	605
*	NCAB Group AB	111,573	580
	MIPS AB	18,072	563
*	Embracer Group AB	97,508	534
	Systemair AB	52,696	513
	Dios Fastigheter AB	69,012	500
*	Sdiptech AB Class B	23,169	444
*	Xvivo Perfusion AB	17,111	432
	SkiStar AB	22,611	426
	Arjo AB Class B	138,679	416
*	Vimian Group AB	136,104	408
	Instalco AB	141,770	404
	Investment AB Oresund	29,831	402
*,2	Boozt AB	34,648	352
	Troax Group AB	21,517	351
*,1	Roko AB	1,791	320
	Truecaller AB Class B	178,484	309

		Shares	Market Value ($000)
*	Norion Bank AB	39,722	303
	Platzer Fastigheter Holding AB Class B	34,923	291
*,1	Samhallsbyggnadsbolaget i Norden AB	524,544	289
*,1	Better Collective A/S	23,975	286
*	Hexatronic Group AB	108,348	285
*	Hacksaw AB	38,818	247
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	217
	Skandinaviska Enskilda Banken AB Class C	9,487	209
	Intea Fastigheter AB	27,984	206
	MEKO AB	25,281	201
	Volati AB	18,176	194
	Corem Property Group AB Class B	417,564	193
	Fagerhult Group AB	35,407	149
	NCC AB Class A	2,835	73
	Husqvarna AB Class A	13,494	69
*,3	Ow Bunker A/S	3,210	—
			670,565
Switzerland (2.0%)
	Novartis AG (Registered)	1,435,937	213,050
	Roche Holding AG	466,856	212,298
	Nestle SA (Registered)	1,891,973	180,544
	UBS Group AG (Registered)	2,388,781	113,026
	ABB Ltd. (Registered)	1,181,720	101,744
	Cie Financiere Richemont SA Class A (Registered)	396,130	76,893
	Zurich Insurance Group AG	105,220	74,856
	Holcim AG	368,111	37,941
	Swiss Re AG	222,044	35,479
	Lonza Group AG (Registered)	52,097	35,397
	Roche Holding AG (Bearer) Class BR	72,179	33,355
	Alcon AG	374,692	30,328
	Sandoz Group AG	316,174	25,049
	Galderma Group AG	130,372	24,301
	Swiss Life Holding AG (Registered)	20,979	23,005
	Sika AG (Registered)	119,000	22,835
	Givaudan SA (Registered)	5,835	22,555
	Partners Group Holding AG	16,211	22,104
*	Amrize Ltd.	381,362	20,174
	Geberit AG (Registered)	24,496	18,705
	Helvetia Baloise Holding AG (Registered)	65,429	16,594
	Swisscom AG (Registered)	19,723	16,194
	SGS SA (Registered)	128,061	15,413
[2]	VAT Group AG	20,903	13,517
	Julius Baer Group Ltd.	161,234	13,468
	Chocoladefabriken Lindt & Spruengli AG	861	12,374
	Schindler Holding AG (XSWX)	30,769	11,872
	Swiss Prime Site AG (Registered)	64,558	10,990
	Sonova Holding AG (Registered)	39,296	10,755
	Chocoladefabriken Lindt & Spruengli AG (Registered)	71	10,495
	Straumann Holding AG (Registered)	85,679	10,305
	Logitech International SA (Registered)	115,428	9,944
	Kuehne & Nagel International AG (Registered)	34,470	7,982
	Belimo Holding AG (Registered)	7,178	7,851
	Accelleron Industries AG	79,505	7,616
	PSP Swiss Property AG (Registered)	32,773	6,578
	Swatch Group AG (Bearer) Class BR	23,746	5,603
	Schindler Holding AG (Registered)	14,088	5,181
	Swissquote Group Holding SA (Registered)	8,155	4,643
[1]	Barry Callebaut AG (Registered)	2,597	4,581
[2]	Galenica AG	35,304	4,413
	Flughafen Zurich AG (Registered)	13,041	4,050
	Georg Fischer AG (Registered)	60,625	4,041
	Avolta AG	65,776	4,027
	Siegfried Holding AG (Registered)	31,484	3,871
	EMS-Chemie Holding AG (Registered)	4,787	3,722
	SIG Group AG	235,828	3,649
	Temenos AG (Registered)	41,278	3,648
	Adecco Group AG (Registered)	118,350	3,478
	Allreal Holding AG (Registered)	10,248	2,998
	Sulzer AG (Registered)	13,445	2,897

		Shares	Market Value ($000)
	Mobimo Holding AG (Registered)	5,619	2,830
	BKW AG	14,846	2,807
	Cembra Money Bank AG	20,745	2,652
	EFG International AG	97,729	2,498
	Banque Cantonale Vaudoise (Registered)	18,434	2,495
	Comet Holding AG (Registered)	5,973	2,313
	Bucher Industries AG (Registered)	4,945	2,294
	Valiant Holding AG (Registered)	10,887	2,186
	Huber & Suhner AG (Registered)	10,107	2,044
	Inficon Holding AG (Registered)	12,780	2,022
	VZ Holding AG	9,935	1,947
	DKSH Holding AG	23,949	1,757
	Luzerner Kantonalbank AG	13,732	1,749
	Sunrise Communications AG Class A	30,163	1,712
	SFS Group AG	11,302	1,659
	dormakaba Holding AG	21,040	1,582
	St. Galler Kantonalbank AG (Registered)	2,034	1,563
	Burckhardt Compression Holding AG	2,171	1,501
	Kardex Holding AG (Registered)	4,210	1,480
	Vontobel Holding AG (Registered)	17,110	1,475
	Tecan Group AG (Registered)	8,265	1,456
	Bachem Holding AG	15,758	1,428
	Emmi AG (Registered)	1,396	1,414
	Clariant AG (Registered)	150,666	1,394
	Landis & Gyr Group AG	18,533	1,302
	Softwareone Holding AG (XSWX)	122,369	1,259
	Interroll Holding AG (Registered)	487	1,173
	Daetwyler Holding AG Class BR	5,615	1,148
	Ypsomed Holding AG (Registered)	2,842	1,125
*	Aryzta AG	15,382	1,090
	Intershop Holding AG	4,709	1,021
*	Dottikon Es Holding AG	2,100	1,012
[2]	Medacta Group SA	4,712	1,008
	COSMO Pharmaceuticals NV	6,447	967
	ALSO Holding AG (Registered)	3,721	959
	Burkhalter Holding AG	5,185	942
	Stadler Rail AG	36,268	929
	Implenia AG (Registered)	9,538	913
*,2	Montana Aerospace AG	21,065	909
	Swatch Group AG (Registered)	16,004	758
	Zehnder Group AG	6,857	730
*	ams-OSRAM AG	67,515	703
	Cie Financiere Tradition SA Class BR	1,815	691
	Forbo Holding AG (Registered)	584	690
	Bossard Holding AG (Registered) Class A	3,448	678
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	616
*	Basilea Pharmaceutica Ag Allschwil (Registered)	8,542	598
	SKAN Group AG	7,689	581
*,2	Sensirion Holding AG	6,307	471
	Bystronic AG	1,250	436
	Autoneum Holding AG	2,328	381
*,2	Medartis Holding AG	3,076	359
	APG SGA SA	1,157	316
	TX Group AG	1,397	301
	VP Bank AG Class A	2,733	298
	Bell Food Group AG (Registered)	1,011	290
*,2	PolyPeptide Group AG	7,414	262
*	Komax Holding AG (Registered)	2,252	195
	Vetropack Holding AG (Registered)	6,482	189
[2]	Medmix AG	12,792	189
	Schweiter Technologies AG	519	169
*	u-blox Holding AG (XSWX)	953	167
	Arbonia AG	24,882	163
*	BAJAJ Mobility AG	5,580	113
*	LEM Holding SA (Registered)	229	84
	Jungfraubahn Holding AG	46	18
			1,638,850

		Shares	Market Value ($000)
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	18,216,778	1,007,313
	Hon Hai Precision Industry Co. Ltd.	9,148,118	63,236
	MediaTek Inc.	1,102,716	61,168
	Delta Electronics Inc.	1,449,211	55,305
	ASE Technology Holding Co. Ltd.	2,470,262	22,966
	CTBC Financial Holding Co. Ltd.	13,086,470	21,084
	Fubon Financial Holding Co. Ltd.	6,222,413	17,868
[1]	Quanta Computer Inc.	1,995,145	17,564
[1]	United Microelectronics Corp.	8,643,898	17,199
	Cathay Financial Holding Co. Ltd.	6,983,640	16,638
	Accton Technology Corp.	366,000	12,797
	E.Sun Financial Holding Co. Ltd.	11,461,341	12,137
	Unimicron Technology Corp.	1,018,682	12,109
	TS Financial Holding Co. Ltd.	16,016,844	11,512
	Elite Material Co. Ltd.	208,000	11,282
	Asia Vital Components Co. Ltd.	242,234	11,005
	Yuanta Financial Holding Co. Ltd.	7,996,070	10,892
	Mega Financial Holding Co. Ltd.	8,855,973	10,890
	Yageo Corp.	1,176,096	10,268
[1]	Wistron Corp.	2,345,152	9,597
	Phison Electronics Corp.	124,733	9,250
*	Winbond Electronics Corp.	2,306,569	9,121
	Nan Ya Plastics Corp.	3,765,545	9,002
[1]	Wiwynn Corp.	78,000	8,743
	Chunghwa Telecom Co. Ltd.	2,020,000	8,566
*,1	Nanya Technology Corp.	831,324	8,415
	Chroma ATE Inc.	272,000	8,352
	Uni-President Enterprises Corp.	3,637,992	8,277
	SinoPac Financial Holdings Co. Ltd.	8,767,475	7,941
	Asustek Computer Inc.	499,677	7,850
	King Yuan Electronics Co. Ltd.	838,000	7,764
	Lite-On Technology Corp.	1,475,030	7,582
	First Financial Holding Co. Ltd.	8,036,990	7,337
	Hua Nan Financial Holdings Co. Ltd. Class C	6,833,009	7,168
	KGI Financial Holding Co. Ltd.	11,663,158	6,669
	ASPEED Technology Inc.	22,300	6,236
	Taiwan Cooperative Financial Holding Co. Ltd.	7,836,862	5,857
	Alchip Technologies Ltd.	58,882	5,781
[1]	Realtek Semiconductor Corp.	365,420	5,591
[1]	Bizlink Holding Inc.	136,150	5,529
	China Steel Corp.	8,318,678	5,473
[1]	Jentech Precision Industrial Co. Ltd.	61,598	5,458
	Gold Circuit Electronics Ltd.	247,100	5,396
[1]	Largan Precision Co. Ltd.	70,020	5,337
	Global Unichip Corp.	65,000	5,333
*	Powerchip Semiconductor Manufacturing Corp.	2,404,000	5,158
	PharmaEssentia Corp.	209,105	5,105
[1]	Novatek Microelectronics Corp.	414,025	4,913
[1]	Evergreen Marine Corp. Taiwan Ltd.	820,608	4,847
	MPI Corp.	61,000	4,821
[1]	Formosa Plastics Corp.	3,074,089	4,605
	Tripod Technology Corp.	351,000	4,137
[1]	King Slide Works Co. Ltd.	42,000	4,135
	Powertech Technology Inc.	516,000	4,086
	TCC Group Holdings Co. Ltd.	4,804,524	4,020
[1]	Innolux Corp.	5,737,916	3,937
	Compeq Manufacturing Co. Ltd.	723,000	3,855
*	Caliway Biopharmaceuticals Co. Ltd.	736,000	3,847
	Airtac International Group	103,804	3,757
[1]	International Games System Co. Ltd. Class C	164,000	3,724
*	Macronix International Co. Ltd.	1,291,903	3,717
	Far EasTone Telecommunications Co. Ltd.	1,294,421	3,641
	Taiwan Mobile Co. Ltd.	1,068,800	3,584
	Shanghai Commercial & Savings Bank Ltd.	2,854,850	3,576
	Pegatron Corp.	1,611,954	3,555
	Chailease Holding Co. Ltd.	1,075,640	3,545
	Hotai Motor Co. Ltd.	202,455	3,490
	Chang Hwa Commercial Bank Ltd.	5,385,003	3,486
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,474

		Shares	Market Value ($000)
	United Integrated Services Co. Ltd.	120,200	3,428
[1]	Vanguard International Semiconductor Corp.	752,420	3,411
	Zhen Ding Technology Holding Ltd.	535,700	3,301
	E Ink Holdings Inc.	593,272	3,298
	Fortune Electric Co. Ltd.	106,867	3,262
	Taiwan Union Technology Corp.	206,000	3,258
	Formosa Chemicals & Fibre Corp.	2,382,551	3,189
[1]	Walsin Lihwa Corp.	2,273,344	3,111
[1]	Compal Electronics Inc.	2,984,323	3,080
	Advantech Co. Ltd.	322,015	3,039
[1]	Globalwafers Co. Ltd.	191,000	3,003
[1]	Gigabyte Technology Co. Ltd.	388,000	2,854
	eMemory Technology Inc.	49,000	2,822
[1]	Lotes Co. Ltd.	60,807	2,739
	Taiwan Business Bank	5,423,150	2,643
	President Chain Store Corp.	389,137	2,642
[1]	Teco Electric & Machinery Co. Ltd.	1,024,000	2,612
[1]	Inventec Corp.	1,829,554	2,597
	Catcher Technology Co. Ltd.	394,310	2,518
	WT Microelectronics Co. Ltd.	507,159	2,504
	ADATA Technology Co. Ltd.	212,353	2,403
	Eva Airways Corp.	1,964,817	2,326
[1]	WinWay Technology Co. Ltd.	18,787	2,309
	WPG Holdings Ltd.	1,107,440	2,252
	Synnex Technology International Corp.	1,033,498	2,142
	L&K Engineering Co. Ltd.	117,160	2,115
[1]	Yang Ming Marine Transport Corp.	1,239,632	2,103
[1]	Silergy Corp.	237,000	2,092
[1]	Wan Hai Lines Ltd.	869,305	2,036
	EZconn Corp.	36,000	2,006
	Nan Ya Printed Circuit Board Corp.	159,000	1,936
	Asia Cement Corp.	1,725,264	1,925
	Far Eastern New Century Corp.	2,183,279	1,922
	LandMark Optoelectronics Corp.	60,600	1,898
	Taichung Commercial Bank Co. Ltd.	2,945,245	1,870
	Win Semiconductors Corp.	246,151	1,820
	Ardentec Corp.	352,903	1,777
[1]	Makalot Industrial Co. Ltd.	181,384	1,753
[1]	Hiwin Technologies Corp.	220,188	1,726
[1]	Acer Inc.	2,137,551	1,699
	Fositek Corp.	38,065	1,693
	TA Chen Stainless Pipe	1,357,371	1,685
	Kinsus Interconnect Technology Corp.	206,000	1,636
[1]	Eclat Textile Co. Ltd.	130,166	1,628
	Chicony Electronics Co. Ltd.	440,231	1,627
	Pou Chen Corp.	1,655,524	1,600
[1]	Nien Made Enterprise Co. Ltd.	118,000	1,592
	Chunghwa Precision Test Tech Co. Ltd.	15,000	1,564
	Capital Securities Corp.	1,635,220	1,535
[1]	Mitac Holdings Corp.	614,447	1,528
	Sigurd Microelectronics Corp.	367,781	1,508
	Sino-American Silicon Products Inc.	397,000	1,504
	China Airlines Ltd.	2,112,000	1,486
[1]	Acter Group Corp. Ltd.	73,576	1,464
	Chung-Hsin Electric & Machinery Manufacturing Corp.	273,000	1,459
	Elite Semiconductor Microelectronics Technology Inc.	234,000	1,422
	Lotus Pharmaceutical Co. Ltd.	122,000	1,396
	WNC Corp.	238,445	1,391
[1]	Advanced Echem Materials Co. Ltd.	51,099	1,390
	Radiant Opto-Electronics Corp.	359,314	1,388
	Formosa Petrochemical Corp.	806,140	1,370
	Taiwan High Speed Rail Corp.	1,578,000	1,369
	Micro-Star International Co. Ltd.	475,000	1,355
	Transcend Information Inc.	162,000	1,349
	Universal Microwave Technology Inc.	39,000	1,349
	Shihlin Electric & Engineering Corp.	184,989	1,338
	Innodisk Corp.	53,355	1,336
	Sinbon Electronics Co. Ltd.	179,499	1,330
	Chenbro Micom Co. Ltd.	46,000	1,313
	Voltronic Power Technology Corp.	48,322	1,298

		Shares	Market Value ($000)
[1]	Cheng Shin Rubber Industry Co. Ltd.	1,317,379	1,277
	Kaori Heat Treatment Co. Ltd.	54,625	1,269
	Simplo Technology Co. Ltd.	114,640	1,261
	AURAS Technology Co. Ltd.	44,000	1,259
	Co-Tech Development Corp.	148,000	1,229
[1]	AUO Corp.	2,783,400	1,206
	Topco Scientific Co. Ltd.	116,908	1,187
	Foxconn Technology Co. Ltd.	653,514	1,182
	Highwealth Construction Corp.	972,762	1,146
[1]	Cleanaway Co. Ltd.	980,000	1,145
	Eternal Materials Co. Ltd.	586,973	1,140
	IBF Financial Holdings Co. Ltd.	2,140,671	1,133
	Lien Hwa Industrial Holdings Corp.	756,359	1,105
[1]	ASMedia Technology Inc.	27,000	1,101
	Ruentex Development Co. Ltd.	1,178,729	1,077
*,1	Starlux Airlines Co. Ltd.	1,454,882	1,061
*	Taiwan Glass Industry Corp.	682,842	1,032
	Dynapack International Technology Corp.	95,000	1,008
	ChipMOS Technologies Inc.	532,682	1,002
	Tatung Co. Ltd.	787,849	966
	Genius Electronic Optical Co. Ltd.	66,911	958
	AP Memory Technology Corp.	69,700	939
	Getac Holdings Corp.	261,000	931
*,1	Fulltech Fiber Glass Corp.	317,640	920
[1]	Feng TAY Enterprise Co. Ltd.	300,370	916
	Supreme Electronics Co. Ltd.	337,401	896
	Tong Yang Industry Co. Ltd.	258,000	894
[1]	Faraday Technology Corp.	168,465	883
[1]	LuxNet Corp.	88,000	874
	Parade Technologies Ltd.	52,000	870
	Chipbond Technology Corp.	497,000	862
	Walsin Technology Corp.	200,968	862
[1]	Bora Pharmaceuticals Co. Ltd.	44,723	855
	Yankey Engineering Co. Ltd.	45,540	854
	Primax Electronics Ltd.	341,000	851
	Great Wall Enterprise Co. Ltd.	524,553	848
	Kinik Co.	66,000	842
	Grand Process Technology Corp.	16,000	839
	Taiwan Hon Chuan Enterprise Co. Ltd.	220,414	837
	Far Eastern International Bank	2,076,918	823
[1]	Dynamic Holding Co. Ltd.	183,439	821
[1]	Elite Advanced Laser Corp.	103,412	816
	AcBel Polytech Inc.	520,449	813
[1]	Asia Optical Co. Inc.	156,000	801
*,1	FOCI Fiber Optic Communications Inc.	59,000	774
[1]	Shin Zu Shing Co. Ltd.	117,045	773
[1]	Ta Ya Electric Wire & Cable	586,706	772
[1]	Visual Photonics Epitaxy Co. Ltd.	144,250	763
[1]	Advanced Energy Solution Holding Co. Ltd.	21,000	742
[1]	Elan Microelectronics Corp.	199,400	737
	Tung Ho Steel Enterprise Corp.	334,110	735
[1]	Pixart Imaging Inc.	116,000	732
	Kung Long Batteries Industrial Co. Ltd.	185,000	726
	Ruentex Industries Ltd.	452,019	723
	Sunonwealth Electric Machine Industry Co. Ltd.	158,000	711
	Poya International Co. Ltd.	55,997	704
	TXC Corp.	256,000	700
	Huaku Development Co. Ltd.	207,080	698
	President Securities Corp.	750,237	697
	Sanyang Motor Co. Ltd.	363,000	689
[1]	Kinpo Electronics	806,000	670
	Taiwan Fertilizer Co. Ltd.	454,000	667
[1]	Jinan Acetate Chemical Co. Ltd.	430,380	667
[1]	Global Brands Manufacture Ltd.	194,478	663
	Marketech International Corp.	74,000	658
	TTY Biopharm Co. Ltd.	241,541	654
*	AUO Corp. ADR	152,313	647
[1]	VisEra Technologies Co. Ltd.	71,000	634
	U-Ming Marine Transport Corp.	318,000	625
	Taiwan Cogeneration Corp.	454,585	623

		Shares	Market Value ($000)
*,1	HTC Corp.	440,491	620
	Wisdom Marine Lines Co. Ltd.	277,196	620
[1]	Wiselink Co. Ltd.	99,384	620
[1]	Century Iron & Steel Industrial Co. Ltd.	143,000	614
	Goldsun Building Materials Co. Ltd. Class C	544,137	609
	Giant Manufacturing Co. Ltd.	213,170	604
[1]	Phoenix Silicon International Corp.	113,389	603
[1]	Unitech Printed Circuit Board Corp.	367,453	600
	Solar Applied Materials Technology Corp.	297,571	600
*	China Petrochemical Development Corp.	2,358,488	597
[1]	All Ring Tech Co. Ltd.	49,000	590
	Test Research Inc.	103,000	585
	Coretronic Corp.	210,400	583
	Center Laboratories Inc.	457,757	583
	Fusheng Precision Co. Ltd.	68,000	579
	Pan Jit International Inc.	202,800	578
	Sitronix Technology Corp.	93,000	574
	Taiwan Secom Co. Ltd.	169,675	574
	Shinkong Insurance Co. Ltd.	160,000	571
	Arcadyan Technology Corp.	100,099	568
	YFY Inc.	712,000	566
	Taiwan Speciality Chemicals Corp.	56,000	566
	EVERGREEN Steel Corp.	174,000	565
	Qisda Corp.	710,120	564
*	Mercuries Life Insurance Co. Ltd.	2,261,568	562
	Charoen Pokphand Enterprise	118,400	558
	Taiwan Acceptance Corp.	223,575	552
*,1	Yieh Phui Enterprise Co. Ltd.	1,118,617	552
	Hannstar Board Corp.	175,334	540
	Global Mixed Mode Technology Inc.	70,000	536
	Orient Semiconductor Electronics Ltd.	290,605	530
	Sercomm Corp.	195,000	527
[1]	Allis Electric Co. Ltd.	134,177	524
[1]	Foxsemicon Integrated Technology Inc.	58,900	523
[1]	Ability Enterprise Co. Ltd.	194,844	521
	Ennoconn Corp.	57,976	518
	ITEQ Corp.	153,244	514
	Taiwan Surface Mounting Technology Corp.	176,250	514
	Tong Hsing Electronic Industries Ltd.	114,942	509
[1]	XinTec Inc.	96,000	508
*	Wafer Works Corp.	429,992	503
*	FLEXium Interconnect Inc.	266,154	501
[1]	Gudeng Precision Industrial Co. Ltd.	39,029	497
[1]	Weikeng Industrial Co. Ltd.	509,000	496
	Shinkong Synthetic Fibers Corp.	1,036,000	490
	I-Chiun Precision Industry Co. Ltd.	120,507	486
	Feng Hsin Steel Co. Ltd.	236,000	485
	Greatek Electronics Inc.	170,000	483
[1]	Silicon Integrated Systems Corp.	286,884	479
[1]	First Hi-Tec Enterprise Co. Ltd.	51,000	478
	Advanced International Multitech Co. Ltd.	208,000	467
[1]	Pan-International Industrial Corp.	283,000	461
	Merry Electronics Co. Ltd.	145,471	458
	Chang Wah Technology Co. Ltd.	245,000	448
	Far Eastern Department Stores Ltd.	635,115	443
	Everlight Electronics Co. Ltd.	251,000	442
	China Bills Finance Corp.	856,000	442
*,1	Chung Hung Steel Corp.	702,000	441
	Wowprime Corp.	64,716	437
*	Oneness Biotech Co. Ltd.	208,733	435
	Synmosa Biopharma Corp.	406,308	418
[1]	Machvision Inc.	27,944	415
[1]	Yulon Motor Co. Ltd.	421,094	414
	C Sun Manufacturing Ltd.	55,000	411
	Ennostar Inc.	369,278	409
	Systex Corp.	111,000	407
*	CSBC Corp. Taiwan	587,001	407
	Nan Kang Rubber Tire Co. Ltd.	358,629	405
*	BES Engineering Corp.	931,616	404
	Nan Pao Resins Chemical Co. Ltd.	41,000	403

		Shares	Market Value ($000)
	Nuvoton Technology Corp.	203,000	399
[1]	CTCI Corp.	405,969	398
	Farglory Land Development Co. Ltd.	187,000	394
	Wah Lee Industrial Corp.	100,260	393
	Merida Industry Co. Ltd.	146,400	392
	Run Long Construction Co. Ltd.	390,600	389
*,1	TSEC Corp.	314,543	386
	Grape King Bio Ltd.	100,000	384
	O-Bank Co. Ltd.	1,279,000	371
	Nichidenbo Corp.	126,000	369
	Sakura Development Co. Ltd.	246,480	369
	Wei Chuan Foods Corp.	793,000	368
[1]	Taiflex Scientific Co. Ltd.	132,630	366
	WUS Printed Circuit Co. Ltd.	117,457	363
[1]	Anpec Electronics Corp.	44,000	362
[1]	Chenming Electronic Technology Corp.	100,195	356
*	Etron Technology Inc.	184,634	355
	Quanta Storage Inc.	105,000	352
	Depo Auto Parts Ind Co. Ltd.	73,000	349
	ITE Technology Inc.	91,000	345
	Airoha Technology Corp.	25,000	344
[1]	Zero One Technology Co. Ltd.	96,185	339
*	Lealea Enterprise Co. Ltd.	1,622,800	337
	G Shank Enterprise Co. Ltd.	127,000	335
	Advanced Wireless Semiconductor Co.	94,437	334
	Via Technologies Inc.	203,000	332
	Union Bank Of Taiwan	556,630	330
	Brighton-Best International Taiwan Inc.	295,000	322
	Gloria Material Technology Corp.	297,000	321
[1]	Evergreen Aviation Technologies Corp.	63,000	321
	Hotai Finance Co. Ltd.	164,260	316
*	Episil Technologies Inc.	167,334	316
[1]	Materials Analysis Technology Inc.	49,000	315
	Formosa Taffeta Co. Ltd.	596,000	314
	Taiwan Sakura Corp.	118,994	314
	Fitipower Integrated Technology Inc.	67,691	314
	Chang Wah Electromaterials Inc.	215,000	313
*	Lumosa Therapeutics Co. Ltd.	55,922	313
*	HannStar Display Corp.	1,170,265	308
	Clevo Co.	260,767	307
[1]	Kenmec Mechanical Engineering Co. Ltd.	140,000	307
[1]	United Microelectronics Corp. ADR	30,103	306
[1]	Solomon Technology Corp.	73,471	306
*,1	Intelligo Technology Inc.	24,000	303
	Cheng Loong Corp.	538,000	302
	Cheng Uei Precision Industry Co. Ltd.	243,000	299
[1]	Hota Industrial Manufacturing Co. Ltd.	152,940	298
	Scientech Corp.	29,000	298
*	United Renewable Energy Co. Ltd.	838,502	297
	Taiwan Semiconductor Co. Ltd.	145,000	291
	China Motor Corp.	163,800	288
	Promate Electronic Co. Ltd.	205,224	285
	Stark Technology Inc.	65,000	285
	Thinking Electronic Industrial Co. Ltd.	54,000	284
	TPK Holding Co. Ltd.	230,958	284
	Chong Hong Construction Co. Ltd.	115,152	283
	Tainan Spinning Co. Ltd.	650,543	281
*	First Steamship Co. Ltd.	1,592,936	279
[1]	Altek Corp.	222,727	276
	Holy Stone Enterprise Co. Ltd.	83,210	274
	Kenda Rubber Industrial Co. Ltd.	437,203	274
	Shiny Chemical Industrial Co. Ltd.	60,000	272
	TCI Co. Ltd.	56,022	271
	Pegavision Corp.	29,457	271
*	EirGenix Inc.	137,000	270
	momo.com Inc.	45,030	269
	Swancor Holding Co. Ltd.	73,000	268
	Sinon Corp.	185,000	267
	Taiyen Biotech Co. Ltd.	264,000	264
[1]	Lai Yih Footwear Co. Ltd.	37,000	264

		Shares	Market Value ($000)
	Chicony Power Technology Co. Ltd.	102,000	262
	Gemtek Technology Corp.	287,000	259
	Chin-Poon Industrial Co. Ltd.	214,000	258
	Hsin Kuang Steel Co. Ltd.	204,000	255
	CMC Magnetics Corp.	739,855	252
	Taiwan Paiho Ltd.	159,000	252
[1]	Allied Supreme Corp.	33,000	252
	Universal Cement Corp.	264,580	248
	Johnson Health Tech Co. Ltd.	52,105	243
	UPI Semiconductor Corp.	38,000	243
	Kuo Toong International Co. Ltd.	148,374	242
	Raydium Semiconductor Corp.	33,000	242
	Evergreen International Storage & Transport Corp.	134,500	241
[1]	HD Renewable Energy Co. Ltd.	63,956	238
	Kindom Development Co. Ltd.	241,670	237
	SDI Corp.	85,000	237
	Formosan Rubber Group Inc.	297,101	236
	YungShin Global Holding Corp.	133,350	236
[1]	JPC connectivity Inc.	51,750	231
	Ichia Technologies Inc.	138,000	230
	Great Tree Pharmacy Co. Ltd.	75,581	229
	Fulgent Sun International Holding Co. Ltd.	75,906	227
	M31 Technology Corp.	15,358	227
[1]	Ability Opto-Electronics Technology Co. Ltd.	65,000	226
	Lian HWA Food Corp.	75,900	226
*	Grand Pacific Petrochemical	524,183	224
	ASROCK Inc.	33,000	224
	Cathay Real Estate Development Co. Ltd.	319,200	223
*	Oriental Union Chemical Corp.	528,000	222
[1]	JSL Construction & Development Co. Ltd.	148,335	221
	Hong Pu Real Estate Development Co. Ltd.	308,000	220
	Ton Yi Industrial Corp.	389,000	220
*	Microbio Co. Ltd.	344,629	220
	Sporton International Inc.	39,446	218
	Standard Foods Corp.	236,400	217
[1]	Flytech Technology Co. Ltd.	74,853	217
	Ambassador Hotel	157,000	216
*	Sunplus Technology Co. Ltd.	310,000	216
	Ho Tung Chemical Corp.	748,141	216
	Formosa International Hotels Corp.	36,058	215
	Sampo Corp.	280,600	215
	Syncmold Enterprise Corp.	99,750	215
[1]	Zyxel Group Corp.	186,467	214
*	TaiMed Biologics Inc.	118,018	212
	Hu Lane Associate Inc.	56,583	209
*	Foresee Pharmaceuticals Co. Ltd.	79,109	208
	Channel Well Technology Co. Ltd.	103,892	206
	China Steel Chemical Corp.	87,000	205
	Radium Life Tech Co. Ltd.	592,735	201
	CyberPower Systems Inc.	35,000	201
*	Lung Yen Life Service Corp.	124,000	198
	Adlink Technology Inc.	100,584	198
*	Taiwan-Asia Semiconductor Corp.	245,312	198
	Firich Enterprises Co. Ltd.	261,880	197
	Delpha Construction Co. Ltd.	237,000	197
*	Phihong Technology Co. Ltd.	214,603	196
	FocalTech Systems Co. Ltd.	115,655	196
[1]	Formosa Sumco Technology Corp.	44,000	195
	Taiwan PCB Techvest Co. Ltd.	174,000	195
	IEI Integration Corp.	96,605	195
*	Taiwan TEA Corp.	469,000	195
	RichWave Technology Corp.	51,518	194
	AGV Products Corp.	571,440	192
	YC INOX Co. Ltd.	266,573	189
	Mercuries & Associates Holding Ltd.	397,414	189
	Posiflex Technology Inc.	32,169	181
[1]	Shinfox Energy Co. Ltd.	120,271	181
	Dimerco Express Corp.	71,892	180
*	Ritek Corp.	417,257	179
	AmTRAN Technology Co. Ltd.	276,813	178

		Shares	Market Value ($000)
	USI Corp.	464,645	178
[1]	Genesys Logic Inc.	56,000	177
*	Polaris Group	179,502	177
	Gourmet Master Co. Ltd.	74,245	176
	Topkey Corp.	35,000	176
	Darwin Precisions Corp.	432,900	175
	D-Link Corp.	348,475	174
	Forcecon Tech Co. Ltd.	65,259	174
	TSRC Corp.	357,925	173
[1]	Elitegroup Computer Systems Co. Ltd.	201,000	171
[1]	Motech Industries Inc.	229,929	170
*	Medigen Vaccine Biologics Corp.	142,287	170
*,1	Egis Technology Inc.	47,000	169
	Bank of Kaohsiung Co. Ltd.	438,010	167
	Chun Yuan Steel Industry Co. Ltd.	244,000	167
*	RDC Semiconductor Co. Ltd.	36,690	165
	T3EX Global Holdings Corp.	80,000	165
	TaiDoc Technology Corp.	38,000	162
	China Metal Products	209,000	162
*	Career Technology MFG. Co. Ltd.	310,146	160
	Universal Vision Biotechnology Co. Ltd.	34,927	159
*	Andes Technology Corp.	21,000	158
	Rich Development Co. Ltd.	611,820	154
	Xxentria Technology Materials Corp.	125,895	152
*	Adimmune Corp.	251,485	152
*	General Interface Solution GIS Holding Ltd.	118,000	145
	KMC Kuei Meng International Inc.	50,000	144
	Continental Holdings Corp.	200,000	144
[1]	Infortrend Technology Inc.	130,000	143
	TYC Brother Industrial Co. Ltd.	90,000	141
*	Shining Building Business Co. Ltd.	489,915	140
	Huang Hsiang Construction Corp.	118,327	139
	Soft-World International Corp.	43,000	139
	Bioteque Corp.	36,000	137
	Advancetek Enterprise Co. Ltd.	145,000	137
	Chief Telecom Inc.	13,200	134
[1]	Advanced Ceramic X Corp.	27,000	132
*	Li Peng Enterprise Co. Ltd.	746,600	131
	Lingsen Precision Industries Ltd.	151,000	130
*	Taiwan Mask Corp.	105,158	130
*	Kuo Yang Construction Co. Ltd.	219,000	129
	St. Shine Optical Co. Ltd.	36,000	129
	Sinyi Realty Inc.	177,358	124
*,1	Gigastorage Corp.	141,195	124
	Brogent Technologies Inc.	37,956	124
	Waffer Technology Corp.	68,592	124
	Nantex Industry Co. Ltd.	164,000	123
*	International CSRC Investment Holdings Co.	323,447	122
	UPC Technology Corp.	344,265	122
	Kaimei Electronic Corp.	42,400	122
*,1	CyberTAN Technology Inc.	148,000	121
	Cenra Inc.	112,500	121
	Savior Lifetec Corp.	182,096	120
	Tyntek Corp.	194,000	119
	Hung Sheng Construction Ltd.	181,912	116
	Weltrend Semiconductor	70,599	116
*	China Man-Made Fiber Corp.	516,602	115
	Sincere Navigation Corp.	124,790	115
	Actron Technology Corp.	28,132	115
*	Tong-Tai Machine & Tool Co. Ltd.	106,560	113
	91APP Inc.	54,000	113
	Everlight Chemical Industrial Corp.	170,240	112
[1]	Alpha Networks Inc.	107,772	112
*,3	OBI Pharma Inc.	127,686	112
*	Longchen Paper & Packaging Co. Ltd.	349,309	110
	Namchow Holdings Co. Ltd.	92,000	110
*	Federal Corp.	170,612	110
*,1	Apex International Co. Ltd.	108,197	109
[1]	Cub Elecparts Inc.	35,854	105
	Sensortek Technology Corp.	18,000	105

		Shares	Market Value ($000)
	ScinoPharm Taiwan Ltd.	133,245	104
	ZillTek Technology Corp.	17,621	103
	China Electric Manufacturing Corp.	246,360	102
	Zeng Hsing Industrial Co. Ltd.	33,304	101
	Sunny Friend Environmental Technology Co. Ltd.	41,604	101
*,1	Fittech Co. Ltd.	27,093	100
	Gamania Digital Entertainment Co. Ltd.	62,000	99
	Darfon Electronics Corp.	101,000	99
	Cyberlink Corp.	37,000	98
	Rechi Precision Co. Ltd.	120,000	97
	TA-I Technology Co. Ltd.	45,750	95
	Chia Hsin Cement Corp.	211,820	95
	Syntec Technology Co. Ltd.	3,000	92
[1]	Iron Force Industrial Co. Ltd.	30,076	91
*	Holtek Semiconductor Inc.	60,000	89
	Amazing Microelectronic Corp.	33,290	89
	FSP Technology Inc.	54,000	88
	PharmaEngine Inc.	40,038	85
*	Heron Neutron Medical Corp.	6,000	82
[1]	Yungshin Construction & Development Co. Ltd.	41,726	79
*	Taiwan Styrene Monomer	271,450	77
	Chlitina Holding Ltd.	23,076	76
	Sonix Technology Co. Ltd.	65,000	75
	KEE TAI Properties Co. Ltd.	215,180	74
	China General Plastics Corp.	184,895	73
	Panion & BF Biotech Inc.	35,023	73
	Asia Polymer Corp.	163,556	72
*	Medigen Biotechnology Corp.	65,000	68
	CHC Healthcare Group	60,268	65
*	Chung Hwa Pulp Corp.	152,421	60
*	HannsTouch Holdings Co.	200,133	59
	Rexon Industrial Corp. Ltd.	69,000	58
	Speed Tech Corp.	46,000	53
	Tung Thih Electronic Co. Ltd.	29,744	53
	Basso Industry Corp.	48,200	52
	Ultra Chip Inc.	29,000	44
*	ALI Corp.	52,086	42
*	PChome Online Inc.	43,630	39
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			1,979,469
Thailand (0.2%)
	Delta Electronics Thailand PCL	2,185,300	14,139
	PTT PCL	9,007,580	9,724
	Advanced Info Service PCL	783,800	8,693
	Kasikornbank PCL	1,278,535	7,636
	CP ALL PCL	4,672,600	6,442
	SCB X PCL	1,202,300	5,176
	Bangkok Dusit Medical Services PCL Class F	7,961,700	5,077
*	Gulf Development PCL	3,241,591	4,822
	Airports of Thailand PCL	2,761,550	4,408
	PTT Exploration & Production PCL	913,481	3,571
	Krung Thai Bank PCL	3,740,875	3,357
	Central Pattana PCL	1,802,800	3,298
	True Corp. PCL	6,930,076	2,552
	Bumrungrad Hospital PCL	430,300	2,289
	Siam Cement PCL (Registered)	318,606	2,080
	Bangkok Bank PCL (Registered)	398,748	2,000
	Minor International PCL	2,646,432	1,919
	TMBThanachart Bank PCL	25,511,470	1,635
	Charoen Pokphand Foods PCL	2,454,300	1,608
	Tisco Financial Group PCL	429,600	1,534
	PTG Energy PCL	5,136,900	1,232
	PTT Global Chemical PCL	1,539,215	1,208
	Central Retail Corp. PCL	1,861,100	1,161
	Thai Oil PCL	805,032	1,095
	Digital Telecommunications Infrastructure Fund Class F	3,567,517	1,073
	Siam Cement PCL NVDR	162,800	1,063
	Kiatnakin Bank PCL	436,000	997
	Banpu PCL (Registered)	5,408,304	920

		Shares	Market Value ($000)
	Indorama Ventures PCL	1,368,400	886
	PTT Oil & Retail Business PCL	1,980,400	853
	Krungthai Card PCL	905,800	824
	SPCG PCL	2,583,500	788
	Bangkok Expressway & Metro PCL	4,588,057	765
	Home Product Center PCL	3,149,698	708
	Thanachart Capital PCL	371,200	696
	Thai Union Group PCL Class F	1,720,180	645
	Bangchak Corp. PCL	616,500	593
	3BB Internet Infrastructure Fund Class F	2,875,400	588
	Land & Houses PCL (Registered)	4,721,125	585
	CPN Retail Growth Leasehold REIT	1,611,200	578
	Krung Thai Bank PCL NVDR	633,000	568
	Ratch Group PCL	575,824	567
	TIDLOR Holdings PCL	1,026,169	553
	Major Cineplex Group PCL	2,585,300	542
	WHA Corp. PCL	4,885,502	538
	Electricity Generating PCL	143,700	535
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,570,303	533
	Com7 PCL Class F	759,300	527
	Srisawad Corp. PCL	626,059	494
	Osotspa PCL	868,400	485
	Thai Life Insurance PCL	1,279,700	483
	Global Power Synergy PCL Class F	421,593	474
	TTW PCL	1,585,300	463
[1]	CP AXTRA PCL	981,060	460
	AP Thailand PCL	1,598,100	459
	Muangthai Capital PCL	427,500	458
	SCG Packaging PCL	670,100	424
	Central Plaza Hotel PCL	372,700	416
	KCE Electronics PCL	668,700	399
	Sansiri PCL	9,041,700	394
*	BTS Group Holdings PCL	5,688,846	393
	MBK PCL (XBKK)	672,058	385
	Bangkok Life Assurance PCL NVDR	566,780	384
	Supalai PCL	616,000	356
	Thaifoods Group PCL Class F	2,280,100	344
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	340
	CH Karnchang PCL	807,300	321
	Thai Vegetable Oil PCL	423,540	315
	Thailand Future Fund	1,480,400	310
	Tipco Asphalt PCL	673,900	302
	Cal-Comp Electronics Thailand PCL Class F	1,976,800	299
	Berli Jucker PCL	643,484	295
	Asset World Corp. PCL	4,257,800	294
	Precious Shipping PCL	1,443,000	292
	Carabao Group PCL Class F	206,500	283
*	Jasmine Technology Solution PCL	165,000	281
*	Energy Absolute PCL (XBKK)	3,215,700	280
	BCPG PCL	1,236,314	279
	Amata Corp. PCL	527,249	262
	TOA Paint Thailand PCL	546,500	252
	Hana Microelectronics PCL	429,000	238
	Bangkok Airways PCL	457,000	221
*	Thaicom PCL	758,600	221
	Star Petroleum Refining PCL	1,003,500	216
	I-TAIL Corp. PCL	391,500	214
*	Stecon Group PCL	850,400	214
	Siam Global House PCL	966,447	211
	B Grimm Power PCL	507,800	206
	IRPC PCL	5,512,400	203
	Mega Lifesciences PCL	176,300	202
	Betagro PCL	369,700	200
	Quality Houses PCL	4,710,983	193
	Sri Trang Agro-Industry PCL	466,196	190
	Dhipaya Group Holdings PCL	288,000	185
	Bangkok Chain Hospital PCL	566,200	182
	Siam City Cement PCL	38,730	177
*	Thonburi Healthcare Group PCL	632,240	172
	CK Power PCL	2,330,445	169

		Shares	Market Value ($000)
	Sri Trang Gloves Thailand PCL	578,400	165
*	SKY ICT PCL	460,543	155
	Jaymart Group Holdings PCL	664,500	153
	VGI PCL	5,555,463	152
	Thoresen Thai Agencies PCL	1,064,852	143
	Gunkul Engineering PCL	2,366,799	137
	Bangkok Land PCL	9,266,000	132
	TPI Polene Power PCL	2,253,400	131
[1]	JMT Network Services PCL	472,664	127
	Chularat Hospital PCL Class F	2,340,180	117
	AEON Thana Sinsap Thailand PCL	36,100	111
	GFPT PCL	326,100	99
	Plan B Media PCL Class F	827,216	96
	Dohome PCL (XBKK)	711,200	80
*	Jasmine International PCL	1,925,499	78
	MK Restaurants Group PCL	123,000	74
	Thanachart Capital PCL NVDR	38,600	72
	SCB X PCL NVDR	14,100	61
	Bangkok Life Assurance PCL	83,760	57
	Kasikornbank PCL NVDR	2,990	18
	Land & Houses PCL NVDR	146,275	18
*	BTS Group Holdings PCL NVDR	222,000	15
*	Pruksa Real Estate PCL	210,700	12
	Ratch Group PCL NVDR	9,776	10
			131,084
Turkiye (0.1%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	868,016	6,074
	Akbank TAS	2,339,196	5,004
	BIM Birlesik Magazalar A/S	310,490	4,738
[1]	Turkiye Petrol Rafinerileri A/S	654,879	3,690
	KOC Holding A/S	768,522	3,676
[1]	Turk Hava Yollari AO	423,894	2,965
	Haci Omer Sabanci Holding A/S	997,122	2,509
*	Kiler Holding A/S	175,120	2,377
	Turkiye Is Bankasi A/S Class C	6,050,392	2,326
[1]	Turkcell Iletisim Hizmetleri A/S	853,145	2,299
*	Yapi ve Kredi Bankasi A/S	2,360,892	2,230
	Turkiye Garanti Bankasi A/S	465,995	1,730
	Eregli Demir ve Celik Fabrikalari TAS	2,611,000	1,690
	Enka Insaat ve Sanayi A/S	646,017	1,452
[1]	Ford Otomotiv Sanayi A/S	468,096	1,224
*,1	TAV Havalimanlari Holding A/S	137,757	1,103
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	289,307	1,062
	Turkiye Sise ve Cam Fabrikalari A/S	954,321	1,002
	Ebebek Magazacilik A/S	676,092	936
	Coca-Cola Icecek A/S	546,377	906
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	253,976	868
[1]	Migros Ticaret A/S	54,425	797
*,1	Destek Finans Faktoring A/S	41,881	769
*,1	Pegasus Hava Tasimaciligi A/S	163,329	767
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	759
	AG Anadolu Grubu Holding A/S	926,200	745
[1]	Tofas Turk Otomobil Fabrikasi A/S	96,025	722
	Katilimevim Tasarruf Finansman A/S	791,517	698
*,2	MLP Saglik Hizmetleri A/S	63,874	692
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	618,204	683
*,1	Turkiye Halk Bankasi A/S	669,733	677
*,1	Turk Altin Isletmeleri A/S	539,784	674
*	Gubre Fabrikalari TAS	59,033	653
*	Turkiye Vakiflar Bankasi TAO Class D	709,349	598
*	Isiklar Enerji ve Yapi Holding A/S	343,358	596
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,326,990	587
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	552,734	583
*	Peker Gayrimenkul Yatirim Ortakligi A/S	2,477,037	571
*	Turk Telekomunikasyon A/S	352,454	537
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	551,355	522
*,1	Arcelik A/S	183,982	483
*,1	Sasa Polyester Sanayi A/S	8,232,788	483
	Is Yatirim Menkul Degerler A/S	435,817	482

		Shares	Market Value ($000)
[1]	Ulker Biskuvi Sanayi A/S	152,241	475
[2]	Enerjisa Enerji A/S	196,850	474
	Enerya Enerji A/S	2,054,760	469
	Dogan Sirketler Grubu Holding A/S	935,761	467
	Yeni Gimat Gayrimenkul Ortakligi A/S	141,446	453
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	12,982	452
[1]	Oyak Cimento Fabrikalari A/S	633,890	403
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	385
*	Turkiye Sinai Kalkinma Bankasi A/S	1,174,884	381
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	381
*	Ral Yatirim Holding A/S	87,003	377
	Turkiye Sigorta A/S	1,310,364	367
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	554,002	360
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	360
	Aygaz A/S	61,018	337
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	337
	Anadolu Anonim Turk Sigorta Sirketi	502,772	331
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	319
*	Tat Gida Sanayi A/S	954,581	312
*	Sok Marketler Ticaret A/S	201,164	301
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	301
	Bursa Cimento Fabrikasi A/S	1,867,282	299
*	Petkim Petrokimya Holding A/S	692,904	294
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	294
*	Kervan Gida Sanayi Ve Ticaret A/S	3,838,239	284
*	Tera Yatirim Menkul Degerler A/S	59,101	283
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	218,138	270
	Galata Wind Enerji A/S	442,823	269
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	268
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	32,342	263
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	254
	LDR Turizm A/S	151,550	251
*	Tera Yatirim Teknoloji Holding A/S	760,254	243
*	Aksa Enerji Uretim A/S	132,529	225
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	947,852	214
	Turk Traktor ve Ziraat Makineleri A/S	15,648	213
	Global Yatirim Holding A/S	624,300	211
*	LYDIA HOLDING A/S	51,367	211
	Ronesans Gayrimenkul Yatirim A/S	55,752	207
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	206
	Aksa Akrilik Kimya Sanayii A/S	804,738	205
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	273,626	205
	Albaraka Turk Katilim Bankasi A/S	959,185	204
[1]	Tekfen Holding A/S	113,123	200
	Borusan Yatirim ve Pazarlama A/S	3,742	199
[1]	Alarko Holding A/S	79,397	198
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	22,563	198
	Efor Yatirim Sanayi Ticaret A/S	371,484	195
*	BatiSoke Soke Cimento Sanayii TAS	306,023	192
	Nuh Cimento Sanayi A/S	34,418	190
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	187
	Anadolu Hayat Emeklilik A/S	65,848	187
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	186
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	180
*,1	Baticim Bati Anadolu Cimento Sanayii A/S	1,567,577	174
*	Fenerbahce Futbol A/S	2,264,029	173
	EGE Endustri VE Ticaret A/S	964	164
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	157
	Agesa Hayat ve Emeklilik A/S	27,216	157
*,1	Hektas Ticaret TAS	2,005,851	155
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	472	153
	Sekerbank Turk A/S	724,834	152
	SUN Tekstil Sanayi Ve Ticaret A/S	152,030	149
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	148
*	Investco Holding A/S	25,695	146
	AKIS Gayrimenkul Yatirimi A/S	711,348	143
*	Pasifik Teknoloji A/S Class B	310,616	140
*	Izdemir Enerji Elektrik Uretim A/S	633,033	139
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	29,937	134
*	Grainturk Tarim A/S	25,927	132

		Shares	Market Value ($000)
*	DAP Gayrimenkul Gelistirme A/S	522,549	130
*	Bera Holding A/S	308,280	128
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	121
*,1	MIA Teknoloji A/S	136,914	117
*	Akfen Yenilenebilir Enerji A/S	265,928	114
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	110
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	109
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	109
*	NET Holding A/S	95,198	105
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	105
*	Can2 Termik A/S	2,162,603	104
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	102
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	70,313	101
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	101
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	99
*	Adese Alisveris Merkezleri Ticaret A/S	3,235,680	98
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	298,984	97
*	Qua Granite Hayal	1,600,608	97
	Akcansa Cimento A/S	20,940	94
*	Izmir Demir Celik Sanayi A/S	559,166	94
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	91
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	35,502	88
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	88
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	87
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	86
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	85
*	Konya Cimento Sanayii A/S	751	78
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	77
*	Altinay Savunma Teknolojileri A/S	204,590	77
	Iskenderun Demir ve Celik A/S	77,436	73
*	Is Finansal Kiralama A/S	144,080	71
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	105,439	71
	Escar Turizm Tasimacilik Ticaret A/S	108,232	70
*	Politeknik Metal Sanayi ve Ticaret A/S	465	67
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	66
	Kayseri Seker Fabrikasi A/S	582,569	66
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	66
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	65
*	Oyak Yatirim Menkul Degerler A/S	58,742	64
*	Aksigorta A/S	330,403	63
*	Zorlu Enerji Elektrik Uretim A/S	820,667	62
	Polisan Holding A/S	134,932	56
	Celebi Hava Servisi A/S	1,312	55
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	280,260	53
	Suwen Tekstil Sanayi Pazarlama A/S	252,040	52
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	50
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	49
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	46
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	46
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	619,620	45
*	Esenboga Elektrik Uretim A/S	481,743	44
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	43
*	Aydem Yenilenebilir Enerji A/S	68,323	39
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	35
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	35
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	34
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	34
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	32
*	Marmara Holding A/S	536,579	32
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	30
*	Imas Makina Sanayi A/S	250,972	28
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	25
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	24
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	22
*	Kordsa Teknik Tekstil A/S	12,974	16
*	Blume Metal Chemical ASA	10,707	11
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	6
			86,520

		Shares	Market Value ($000)
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,721,473	19,314
	First Abu Dhabi Bank PJSC	3,273,625	16,587
	Emirates Telecommunications Group Co. PJSC	2,644,302	14,184
	Emirates NBD Bank PJSC	1,353,759	11,465
	Abu Dhabi Commercial Bank PJSC	2,406,336	9,981
	Aldar Properties PJSC	2,816,577	7,363
	Abu Dhabi Islamic Bank PJSC	1,066,688	7,074
	Dubai Islamic Bank PJSC	2,171,588	5,713
	Dubai Electricity & Water Authority PJSC	6,772,006	5,571
	Adnoc Gas plc	5,042,349	4,960
	Emaar Development PJSC	621,358	2,912
*	Alpha Dhabi Holding PJSC	1,194,061	2,903
	ADNOC Drilling Co. PJSC	1,858,410	2,698
	Air Arabia PJSC	1,737,552	2,358
	Salik Co. PJSC	1,349,788	2,346
	Abu Dhabi National Oil Co. for Distribution PJSC	2,097,452	2,342
*	Modon Holding PSC	2,457,506	2,264
	Agility Global plc	5,331,174	1,960
	ADNOC Logistics & Services	1,193,499	1,824
*	Two Point Zero Group PJSC	2,933,923	1,803
	Dubai Investments PJSC	1,491,427	1,626
	Borouge plc	2,215,197	1,575
	Pure Health Holding PJSC	1,671,119	1,242
	GFH Financial Group BSC	2,066,688	1,183
	Dana Gas PJSC	4,488,120	1,142
	Parkin Co. PJSC	559,346	942
	Talabat Holding plc	3,666,906	929
	NMDC Group PJSC	163,579	916
*	Abu Dhabi Ports Co. PJSC	645,889	908
	Americana Restaurants International plc - Foreign Co. (XADS)	2,125,188	902
*	Apex Investments Co. PSC	794,102	729
	Abu Dhabi National Hotels	5,985,094	713
	Emirates Central Cooling Systems Corp.	1,421,237	681
	Lulu Retail Holdings plc	2,278,413	677
*	Phoenix Group plc	2,070,610	558
	Fertiglobe plc	727,424	537
*	Presight AI Holding plc	584,628	537
	Amanat Holdings PJSC	1,424,927	500
	Dubai Financial Market PJSC	1,090,939	493
	Ajman Bank PJSC	1,179,149	475
*	Space42 plc	907,992	371
*	RAK Properties PJSC	1,028,872	364
	Agthia Group PJSC	328,561	331
*	Gulf Navigation Holding PJSC	337,463	206
*	Aramex PJSC	268,651	158
*	Ghitha Holding PJSC	20,925	96
	Sharjah Islamic Bank	30,050	29
*,3	Arabtec Holding PJSC	245,437	—
			144,442
United Kingdom (3.4%)
	HSBC Holdings plc	12,844,191	226,583
	AstraZeneca plc	1,122,906	209,213
	Shell plc (XLON)	4,320,683	166,085
	Unilever plc	1,597,670	108,688
	Rolls-Royce Holdings plc	6,352,616	106,197
	British American Tobacco plc	1,588,117	95,944
	GSK plc	2,997,046	77,509
	BP plc	11,759,862	74,564
	Barclays plc	10,441,289	69,686
	Rio Tinto plc	761,788	69,501
	Lloyds Banking Group plc	44,469,844	66,403
	National Grid plc	3,658,980	62,164
	BAE Systems plc	2,251,382	61,118
	NatWest Group plc	6,062,182	55,255
*	Glencore plc	7,913,549	53,949
	RELX plc	1,374,477	48,728
*	Reckitt Benckiser Group plc	508,461	42,420
	London Stock Exchange Group plc	372,963	41,601

		Shares	Market Value ($000)
	Diageo plc	1,666,376	38,344
	Compass Group plc	1,259,402	37,764
	Anglo American plc	804,127	37,286
	Ferguson Enterprises Inc.	144,058	36,369
	Haleon plc	6,763,839	35,374
	Standard Chartered plc	1,380,699	35,327
	3i Group plc	721,761	33,157
	Prudential plc (XLON)	1,940,021	31,865
	SSE plc	921,999	30,645
	Tesco plc	4,802,968	27,947
	Experian plc	699,433	26,491
	Imperial Brands plc	586,924	24,720
	Vodafone Group plc	14,253,024	20,991
	Ashtead Group plc	319,686	20,581
	Aviva plc	2,347,912	20,469
	Next plc	89,432	16,237
	Coca-Cola Europacific Partners plc	164,808	15,054
	InterContinental Hotels Group plc	110,608	14,943
	Legal & General Group plc	4,081,863	14,820
	Halma plc	299,060	14,525
	Antofagasta plc	265,863	13,174
	Informa plc	1,016,386	12,266
	Rentokil Initial plc	1,935,470	12,013
	Segro plc	1,109,244	11,557
	BT Group plc	4,354,418	11,446
	Smith & Nephew plc	663,911	11,315
	Sage Group plc	771,178	10,113
	Centrica plc	3,818,571	9,999
	International Consolidated Airlines Group SA Class DI	1,698,061	9,755
	Weir Group plc	217,667	9,614
	Smiths Group plc	276,653	9,501
	United Utilities Group plc	550,500	9,428
	Coca-Cola HBC AG Class DI	162,752	8,839
	Severn Trent plc	213,504	8,576
	Melrose Industries plc (XLON)	972,793	8,364
	Marks & Spencer Group plc	1,651,383	8,282
	Diploma plc	110,859	8,076
	Endeavour Mining plc	141,597	8,059
	St. James's Place plc	384,919	8,039
	M&G plc	1,854,848	7,863
*	Wise plc Class A	586,784	7,568
	Bunzl plc	265,591	7,448
	Admiral Group plc	184,767	6,953
	Fresnillo plc	140,102	6,900
	Intertek Group plc	110,294	6,766
	Beazley plc	427,623	6,643
	Phoenix Group Holdings plc	653,461	6,623
	IMI plc	173,708	6,560
	Pearson plc	461,608	6,071
	Kingfisher plc	1,303,157	6,005
	Whitbread plc	149,617	5,585
	Associated British Foods plc	213,185	5,571
	Games Workshop Group plc	23,574	5,500
[2]	Autotrader Group plc	743,955	5,484
	J Sainsbury plc	1,198,663	5,252
	Spirax Group plc	51,964	5,178
	Barratt Redrow plc	958,980	5,106
	Balfour Beatty plc	514,912	5,042
	Hiscox Ltd.	244,421	4,971
	ICG plc	194,582	4,842
	Land Securities Group plc	526,239	4,697
*,1	Metlen Energy & Metals plc	80,785	4,406
	Howden Joinery Group plc	380,953	4,364
	Persimmon plc	223,693	4,308
	IG Group Holdings plc	229,074	4,250
	LondonMetric Property plc	1,542,615	4,235
[2]	Convatec Group plc	1,291,586	4,074
	Aberdeen Group Plc	1,355,104	4,046
*	Burberry Group plc	262,361	3,964
	Tritax Big Box REIT plc	1,738,315	3,946

		Shares	Market Value ($000)
	Babcock International Group plc	198,594	3,916
	British Land Co. plc	680,866	3,884
	Berkeley Group Holdings plc	66,289	3,745
	DCC plc	58,865	3,731
	Johnson Matthey plc	115,371	3,731
	Croda International plc	97,321	3,637
	Rightmove plc	536,912	3,635
	Taylor Wimpey plc	2,482,646	3,630
	Entain plc	432,995	3,592
[1]	Mondi plc	305,914	3,575
	Investec plc	398,092	3,306
	WPP plc	777,369	3,225
	Schroders plc	509,709	3,157
	Lion Finance Group plc	22,546	3,115
	Bellway plc	81,106	3,018
	Rotork plc	615,634	2,988
	RS Group plc	323,997	2,975
	Man Group plc	812,047	2,931
	Drax Group plc	235,947	2,911
	Serco Group plc	697,176	2,863
*	Carnival plc	94,864	2,818
	Inchcape plc	249,174	2,786
	ITV plc	2,493,668	2,780
	Plus500 Ltd.	48,084	2,768
	Cranswick plc	38,170	2,755
	UNITE Group plc	352,641	2,743
	Primary Health Properties plc	1,796,436	2,550
	Pennon Group plc	331,594	2,485
[2]	Quilter plc	905,839	2,411
	Pan African Resources plc	1,297,658	2,297
	QinetiQ Group plc	319,870	2,204
	Just Group plc	743,583	2,203
	Hikma Pharmaceuticals plc	104,503	2,192
[2]	Airtel Africa plc	498,469	2,173
	Canal & SA (XLON)	501,170	2,167
*	Vistry Group plc	236,783	2,158
	Hochschild Mining plc	232,213	2,096
	OSB Group plc	250,632	2,095
	Mitie Group plc	895,318	2,047
[2]	JTC plc	113,114	2,004
	TBC Bank Group plc	34,139	1,985
	Shaftesbury Capital plc	999,799	1,967
	Genus plc	45,183	1,958
	JD Sports Fashion plc	1,731,219	1,937
	Big Yellow Group plc	135,581	1,919
	Morgan Sindall Group plc	28,045	1,897
	Computacenter plc	41,054	1,879
	Derwent London plc	70,593	1,870
	International Workplace Group plc	550,391	1,866
	TP ICAP Group plc	528,398	1,843
	Softcat plc	93,382	1,829
	Hill & Smith plc	55,866	1,707
	B&M European Value Retail SA	699,231	1,688
	Hammerson plc	345,299	1,677
	Safestore Holdings plc	145,869	1,658
	Paragon Banking Group plc	136,109	1,656
	Greencore Group plc (SGMX)	398,833	1,577
	easyJet plc	239,334	1,566
	Lancashire Holdings Ltd.	184,247	1,556
*	Helios Towers plc	631,559	1,499
	Great Portland Estates plc	291,081	1,494
[1]	Greggs plc	66,788	1,470
	SSP Group plc	585,942	1,467
	Currys plc	731,196	1,465
	Coats Group plc	1,251,857	1,457
	Oxford Instruments plc	41,558	1,438
	Sirius Real Estate Ltd.	1,050,482	1,416
	Grafton Group plc GDR	110,181	1,409
	AJ Bell plc	217,876	1,384
	Grainger plc	513,501	1,367

		Shares	Market Value ($000)
*	Ocado Group plc	441,751	1,324
	Bodycote plc	129,180	1,321
	Travis Perkins plc	151,588	1,298
	Savills plc	85,366	1,260
	Tate & Lyle plc	238,073	1,232
	Chemring Group plc	178,853	1,223
[2]	Bridgepoint Group plc	325,518	1,211
	Harbour Energy plc	375,765	1,204
	Clarkson plc	20,829	1,196
	Volution Group plc	136,094	1,191
[1]	Energean plc	102,344	1,188
	Renishaw plc	22,664	1,178
	4imprint Group plc	20,953	1,174
	Keller Group plc	47,802	1,163
	Premier Foods plc	440,097	1,139
*,2	Watches of Switzerland Group plc	156,674	1,116
	Dunelm Group plc	87,921	1,110
	Rathbones Group plc	35,877	1,086
	Dowlais Group plc	832,244	1,061
	Firstgroup plc	408,106	1,044
	Senior plc	290,560	972
	IntegraFin Holdings plc	198,876	957
	Pets at Home Group plc	341,189	956
	Ashmore Group plc	294,449	955
	Telecom Plus plc	51,387	939
	Vesuvius plc	144,461	909
	Supermarket Income REIT plc	777,045	890
	Genuit Group plc	185,208	843
*	Molten Ventures plc	121,550	843
	Zigup plc	161,504	842
*,2	Trainline plc	296,171	830
	Elementis plc	368,189	812
	Breedon Group plc	173,872	801
	Baltic Classifieds Group plc	286,798	801
*	Close Brothers Group plc	114,353	794
	Hays plc	1,178,844	767
	Kainos Group plc	60,384	743
	WH Smith plc	78,666	727
	Ninety One plc	208,119	725
	MONY Group plc	280,455	716
	Playtech plc	174,007	707
	AG Barr plc	77,949	680
	Morgan Advanced Materials plc	212,602	666
	Moonpig Group plc	226,667	665
	Bytes Technology Group plc (XLON)	141,771	654
	Jupiter Fund Management plc	251,266	646
	Domino's Pizza Group plc	253,601	633
*,1	Oxford Nanopore Technologies plc	296,106	631
*	Frasers Group plc	66,118	630
	Workspace Group plc	108,430	622
*	Mitchells & Butlers plc	171,280	619
[1]	Diversified Energy Co.	46,264	603
*,2	Trustpilot Group plc	232,053	585
	Picton Property Income Ltd.	506,541	577
[2]	Ibstock plc	303,831	529
[2]	Spire Healthcare Group plc	188,279	528
	Pagegroup plc	181,484	513
	Wickes Group plc	163,541	510
	Future plc	68,165	504
	J D Wetherspoon plc	50,210	460
	Victrex plc	49,122	441
*	IP Group plc	521,288	423
	RHI Magnesita NV	10,453	397
	NCC Group plc	202,648	391
	Ithaca Energy plc	140,017	354
	Marshalls plc	155,110	332
	Hilton Food Group plc	48,855	316
	C&C Group plc	209,451	313
	Crest Nicholson Holdings plc	147,185	308
*	AO World plc	187,807	278

		Shares	Market Value ($000)
*,1	THG plc	544,316	278
	Dr. Martens plc	288,620	266
[2]	CMC Markets plc	46,417	207
*	Auction Technology Group plc	43,410	184
*,1	ASOS plc	30,063	136
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	135
	PZ Cussons plc	127,976	128
*,1	Raspberry PI Holdings plc	33,285	123
	Rank Group plc	100,345	121
	Goodwin plc	253	87
*,3	Home REIT plc	172,926	28
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
			2,750,101
United States (60.9%)
	NVIDIA Corp.	17,526,441	3,349,829
	Apple Inc.	10,915,658	2,832,395
	Microsoft Corp.	5,552,719	2,389,279
*	Amazon.com Inc.	7,183,863	1,719,098
	Alphabet Inc. Class A	4,367,856	1,476,335
	Alphabet Inc. Class C	3,528,950	1,194,655
	Meta Platforms Inc. Class A	1,634,849	1,171,369
	Broadcom Inc.	3,458,540	1,145,814
*	Tesla Inc.	2,113,286	909,579
	Eli Lilly & Co.	599,955	622,243
	JPMorgan Chase & Co.	1,943,380	594,461
*	Berkshire Hathaway Inc. Class B	1,206,318	579,672
	Exxon Mobil Corp.	3,159,783	446,793
	Johnson & Johnson	1,799,231	408,875
	Visa Inc. Class A	1,258,737	405,099
	Walmart Inc.	3,254,327	387,721
	Micron Technology Inc.	836,852	347,193
	Mastercard Inc. Class A	600,978	323,801
	Costco Wholesale Corp.	331,991	312,155
	AbbVie Inc.	1,326,037	295,720
*	Advanced Micro Devices Inc.	1,206,195	285,543
	Home Depot Inc.	744,728	278,968
	Procter & Gamble Co.	1,748,915	265,433
*	Netflix Inc.	3,173,950	264,993
	Bank of America Corp.	4,832,275	257,077
	Chevron Corp.	1,400,131	247,683
*	Palantir Technologies Inc. Class A	1,636,215	239,853
	General Electric Co.	778,299	238,774
	Cisco Systems Inc.	2,974,012	232,925
	Caterpillar Inc.	346,564	227,817
	Lam Research Corp.	940,319	219,527
	Coca-Cola Co.	2,897,708	216,778
	International Business Machines Corp.	695,808	213,404
	Wells Fargo & Co.	2,351,194	212,760
	Philip Morris International Inc.	1,166,242	209,270
	Merck & Co. Inc.	1,886,373	208,010
	Oracle Corp.	1,261,117	207,555
	RTX Corp.	999,556	200,841
	Goldman Sachs Group Inc.	211,960	198,270
	UnitedHealth Group Inc.	681,434	195,524
	Applied Materials Inc.	600,684	193,612
	McDonald's Corp.	533,542	168,066
	Thermo Fisher Scientific Inc.	282,262	163,320
	Linde plc	350,316	160,084
	Morgan Stanley	860,513	157,302
	PepsiCo Inc.	1,022,617	157,105
*	Intel Corp.	3,305,471	153,605
	Walt Disney Co.	1,354,490	152,786
	GE Vernova Inc.	204,876	148,816
	Salesforce Inc.	699,563	148,510
	Citigroup Inc.	1,279,148	148,010
	Texas Instruments Inc.	679,259	146,414
	American Express Co.	403,238	142,008

		Shares	Market Value ($000)
	Abbott Laboratories	1,293,164	141,343
	KLA Corp.	98,409	140,522
	Verizon Communications Inc.	3,151,880	140,322
	Amgen Inc.	402,778	137,702
	NextEra Energy Inc.	1,560,229	137,144
	AT&T Inc.	5,160,017	135,244
*	Intuitive Surgical Inc.	264,342	133,287
	Charles Schwab Corp.	1,275,256	132,525
	Gilead Sciences Inc.	932,693	132,396
	Amphenol Corp. Class A	912,572	131,483
*	Boeing Co.	559,773	130,830
	Blackrock Inc.	113,968	127,523
	TJX Cos. Inc.	833,275	124,833
	Accenture plc Class A	468,607	123,544
	QUALCOMM Inc.	804,014	121,880
	Booking Holdings Inc.	24,350	121,795
*	Uber Technologies Inc.	1,508,639	120,767
	S&P Global Inc.	226,426	119,505
	Analog Devices Inc.	370,838	115,286
	Pfizer Inc.	4,250,703	112,389
	Lowe's Cos. Inc.	419,086	111,921
*	Arista Networks Inc.	773,178	109,590
	Honeywell International Inc.	474,359	107,926
	Union Pacific Corp.	445,074	104,637
*	Boston Scientific Corp.	1,103,246	103,187
	Eaton Corp. plc	293,560	103,163
	Danaher Corp.	470,712	103,034
	Capital One Financial Corp.	470,421	102,989
	Intuit Inc.	204,364	101,961
	Medtronic plc	955,733	98,402
	Lockheed Martin Corp.	154,217	97,808
	ConocoPhillips	936,220	97,582
	Welltower Inc.	513,739	96,768
	Deere & Co.	182,685	96,458
	Stryker Corp.	255,961	94,593
*	Adobe Inc.	312,688	91,696
	Progressive Corp.	437,774	91,057
*	ServiceNow Inc.	773,780	90,540
*	Vertex Pharmaceuticals Inc.	192,517	90,464
	Prologis Inc.	691,419	90,272
*	Palo Alto Networks Inc.	502,972	89,011
	Parker-Hannifin Corp.	94,665	88,591
*	AppLovin Corp. Class A	178,651	84,522
	Chubb Ltd.	272,559	84,373
	Bristol-Myers Squibb Co.	1,525,803	83,995
	Newmont Corp. (XNYS)	740,820	83,231
*	Crowdstrike Holdings Inc. Class A	185,307	81,795
	Comcast Corp. Class A	2,705,881	80,500
*	Berkshire Hathaway Inc. Class A	111	80,198
	Blackstone Inc.	553,369	78,811
	Starbucks Corp.	852,528	78,390
	McKesson Corp.	93,795	77,963
	Altria Group Inc.	1,257,544	77,955
	CME Group Inc.	268,579	77,635
*	MercadoLibre Inc.	35,234	75,675
	Automatic Data Processing Inc.	302,607	74,689
	Intercontinental Exchange Inc.	425,589	73,959
	Southern Co.	816,735	72,943
	T-Mobile US Inc.	359,984	70,992
	Northrop Grumman Corp.	101,231	70,078
	Trane Technologies plc	166,459	70,009
	Duke Energy Corp.	576,596	69,970
	CVS Health Corp.	936,790	69,810
	Marsh & McLennan Cos. Inc.	366,761	69,021
	General Dynamics Corp.	187,774	65,926
	Constellation Energy Corp.	234,065	65,697
	PNC Financial Services Group Inc.	293,461	65,530
	US Bancorp	1,156,414	64,886
	Seagate Technology Holdings plc	158,595	64,658
	Freeport-McMoRan Inc.	1,072,099	64,573

		Shares	Market Value ($000)
*	Synopsys Inc.	138,318	64,334
	Western Digital Corp.	254,686	63,730
	American Tower Corp.	349,266	62,616
	Howmet Aerospace Inc.	300,323	62,491
*	O'Reilly Automotive Inc.	633,035	62,297
	Bank of New York Mellon Corp.	518,447	62,172
	CRH plc	504,255	61,726
	Emerson Electric Co.	419,778	61,691
	Royal Caribbean Cruises Ltd.	189,399	61,488
	Sherwin-Williams Co.	173,202	61,424
	Williams Cos. Inc.	910,557	61,244
	Waste Management Inc.	275,390	61,203
	3M Co.	398,380	61,016
	Corning Inc.	588,150	60,726
*	Cadence Design Systems Inc.	204,409	60,579
	Equinix Inc.	73,014	59,939
	Moody's Corp.	115,837	59,721
	Cummins Inc.	102,739	59,467
	HCA Healthcare Inc.	121,203	59,180
	TransDigm Group Inc.	41,270	58,915
	Johnson Controls International plc	492,845	58,777
	General Motors Co.	698,694	58,690
	United Parcel Service Inc. Class B (XNYS)	547,414	58,146
*	Sandisk Corp.	100,862	58,122
	KKR & Co. Inc.	505,681	57,779
*	Spotify Technology SA	114,864	57,472
	Elevance Health Inc.	164,026	56,710
	Regeneron Pharmaceuticals Inc.	76,106	56,429
	Mondelez International Inc. Class A	963,413	56,331
	Illinois Tool Works Inc.	211,813	55,338
*	Robinhood Markets Inc. Class A	553,173	55,030
*	DoorDash Inc. Class A	268,364	54,913
	Aon plc Class A (XNYS)	156,286	54,644
	SLB Ltd.	1,128,108	54,578
	Cigna Group	196,405	53,837
	Colgate-Palmolive Co.	594,438	53,672
	NIKE Inc. Class B	866,920	53,584
	Marriott International Inc. Class A	168,696	53,190
	Vertiv Holdings Co. Class A	284,698	53,005
	CSX Corp.	1,399,115	52,831
	Quanta Services Inc.	110,577	52,483
	Ecolab Inc.	185,050	52,182
	FedEx Corp.	159,875	51,520
	Marvell Technology Inc.	646,198	50,998
	Hilton Worldwide Holdings Inc.	170,710	50,959
	Motorola Solutions Inc.	124,121	49,964
	TE Connectivity plc	221,937	49,443
	Cencora Inc.	136,755	49,125
	Truist Financial Corp.	950,487	48,874
	Norfolk Southern Corp.	167,651	48,827
	Cintas Corp.	254,656	48,739
*	Warner Bros Discovery Inc.	1,739,895	47,917
	American Electric Power Co. Inc.	397,639	47,627
	L3Harris Technologies Inc.	138,676	47,545
	Travelers Cos. Inc.	166,730	47,436
*	Snowflake Inc.	245,031	47,217
	PACCAR Inc.	383,685	47,159
	Arthur J Gallagher & Co.	188,708	47,058
*	AutoZone Inc.	12,497	46,293
	Simon Property Group Inc.	238,816	45,688
	EOG Resources Inc.	407,091	45,647
	Ross Stores Inc.	240,325	45,337
	Air Products & Chemicals Inc.	165,905	45,209
*	NU Holdings Ltd. Class A	2,504,537	44,456
	Kinder Morgan Inc.	1,449,246	44,188
	Phillips 66	302,703	43,456
	Becton Dickinson & Co.	212,529	43,245
	NXP Semiconductors NV	189,466	42,846
	Digital Realty Trust Inc.	255,910	42,468
*	Monster Beverage Corp.	519,881	41,986

		Shares	Market Value ($000)
	Sempra	480,612	41,818
	Baker Hughes Co.	743,015	41,639
	Apollo Global Management Inc.	309,486	41,638
*	Cloudflare Inc. Class A	233,989	41,498
	Valero Energy Corp.	228,403	41,439
	Zoetis Inc.	331,987	41,439
	Realty Income Corp.	676,731	41,389
*	Airbnb Inc. Class A	319,471	41,330
	Ford Motor Co.	2,917,820	40,499
*,1	Carvana Co.	100,951	40,492
	Marathon Petroleum Corp.	228,530	40,265
*	Autodesk Inc.	159,063	40,222
	Vistra Corp.	253,908	40,206
*	IDEXX Laboratories Inc.	59,855	40,130
	Aflac Inc.	357,578	39,673
	Monolithic Power Systems Inc.	34,806	39,127
	Allstate Corp.	195,931	38,988
*	Fortinet Inc.	477,548	38,806
	Cardinal Health Inc.	179,643	38,602
*	Chipotle Mexican Grill Inc.	989,270	38,453
	Electronic Arts Inc.	188,224	38,383
	AMETEK Inc.	171,038	38,309
*	CBRE Group Inc. Class A	223,263	38,028
	Dominion Energy Inc.	630,983	37,966
	United Rentals Inc.	47,745	37,339
	Corteva Inc.	510,935	37,196
	Fastenal Co.	856,890	37,155
	Ameriprise Financial Inc.	70,182	36,999
	ONEOK Inc.	467,029	36,984
	Target Corp.	342,818	36,157
	Rockwell Automation Inc.	84,784	35,749
	WW Grainger Inc.	33,007	35,646
	Carrier Global Corp.	594,285	35,408
	PayPal Holdings Inc.	662,192	34,891
*	Edwards Lifesciences Corp.	428,406	34,855
	Cheniere Energy Inc.	160,337	33,914
	Exelon Corp.	746,969	33,449
	MSCI Inc.	54,841	33,410
	Xcel Energy Inc.	438,659	33,364
	MetLife Inc.	413,265	32,598
	Nasdaq Inc.	336,205	32,575
*	Coinbase Global Inc. Class A	166,412	32,407
	Public Storage	116,740	32,242
	Targa Resources Corp.	160,421	32,241
	Yum! Brands Inc.	206,741	32,148
	Republic Services Inc.	148,871	32,021
*	Alnylam Pharmaceuticals Inc.	94,658	32,000
	Entergy Corp.	333,203	31,951
	American International Group Inc.	416,589	31,194
	eBay Inc.	340,919	31,099
	Sysco Corp.	367,351	30,802
	Nucor Corp.	172,768	30,704
	Public Service Enterprise Group Inc.	371,090	30,563
*	Roblox Corp. Class A	463,776	30,498
*	Datadog Inc. Class A	233,387	30,182
*	Take-Two Interactive Software Inc.	136,711	30,117
	Microchip Technology Inc.	396,654	30,114
	Cognizant Technology Solutions Corp. Class A	365,599	30,001
*	Strategy Inc.	200,158	29,966
	Comfort Systems USA Inc.	26,180	29,900
	Vulcan Materials Co.	98,756	29,680
	DR Horton Inc.	199,006	29,620
	Roper Technologies Inc.	79,664	29,574
*	IQVIA Holdings Inc.	128,272	29,522
	Martin Marietta Materials Inc.	45,260	29,507
	Westinghouse Air Brake Technologies Corp.	126,856	29,195
	Agilent Technologies Inc.	216,832	29,023
	Prudential Financial Inc.	260,613	28,957
	Kroger Co.	458,542	28,819
	Teradyne Inc.	118,371	28,533

		Shares	Market Value ($000)
*	Workday Inc. Class A	162,048	28,460
*	Keysight Technologies Inc.	130,826	28,302
	Crown Castle Inc.	325,912	28,292
	Consolidated Edison Inc.	265,149	28,273
	ResMed Inc.	108,362	27,991
	Hartford Insurance Group Inc.	206,465	27,885
	State Street Corp.	212,784	27,845
	GE HealthCare Technologies Inc.	344,975	27,243
	Dell Technologies Inc. Class C	237,947	27,231
	EQT Corp.	469,750	27,119
*	Axon Enterprise Inc.	56,051	27,105
	Ventas Inc.	346,743	26,932
	Keurig Dr Pepper Inc.	975,571	26,770
*	Ciena Corp.	106,300	26,767
*	Copart Inc.	658,935	26,740
	Ingersoll Rand Inc. (XYNS)	304,722	26,234
	M&T Bank Corp.	117,802	26,101
*	Arch Capital Group Ltd.	270,333	25,963
*	Fiserv Inc.	406,642	25,915
	WEC Energy Group Inc.	234,143	25,913
*	Fair Isaac Corp.	17,549	25,677
	PG&E Corp.	1,655,797	25,532
	Paychex Inc.	243,534	25,116
	Fifth Third Bancorp	498,689	25,044
	Kenvue Inc.	1,437,700	25,016
	Otis Worldwide Corp.	292,049	24,947
	Xylem Inc.	180,912	24,942
	Kimberly-Clark Corp.	249,380	24,936
	Garmin Ltd.	123,197	24,841
*	Coherent Corp.	116,805	24,784
*	Rocket Lab Corp.	308,824	24,728
	Old Dominion Freight Line Inc.	142,323	24,650
*	Insmed Inc.	156,721	24,585
*	Carnival Corp.	817,679	24,547
*	Bloom Energy Corp. Class A	161,933	24,512
	Occidental Petroleum Corp.	537,783	24,410
	Archer-Daniels-Midland Co.	361,750	24,349
*	Block Inc. (XNYS)	402,530	24,325
	EMCOR Group Inc.	33,690	24,281
	Interactive Brokers Group Inc. Class A	323,382	24,215
	Dollar General Corp.	165,761	23,775
	Diamondback Energy Inc.	142,865	23,423
	Expedia Group Inc.	88,255	23,373
	Willis Towers Watson plc	72,465	23,005
	Verisk Analytics Inc.	105,180	22,872
*	Veeva Systems Inc. Class A	111,756	22,789
*	Natera Inc.	97,934	22,636
	Raymond James Financial Inc.	135,994	22,556
*	Teledyne Technologies Inc.	35,855	22,241
*	Ulta Beauty Inc.	34,267	22,183
	Fidelity National Information Services Inc.	398,150	21,998
	Extra Space Storage Inc.	159,387	21,991
	LPL Financial Holdings Inc.	60,325	21,988
*	MongoDB Inc.	59,186	21,978
	NRG Energy Inc.	141,841	21,649
	Hershey Co.	111,041	21,625
*	Mettler-Toledo International Inc.	15,732	21,604
	Halliburton Co.	642,106	21,523
	Northern Trust Corp.	143,631	21,463
*	Dexcom Inc.	293,823	21,461
	Estee Lauder Cos. Inc. Class A	185,511	21,386
	Dover Corp.	105,873	21,332
	Hewlett Packard Enterprise Co.	989,796	21,300
	Ares Management Corp. Class A	141,177	21,130
*	SoFi Technologies Inc.	918,173	20,944
	Citizens Financial Group Inc.	332,091	20,915
	FTAI Aviation Ltd.	76,451	20,819
	Cboe Global Markets Inc.	78,416	20,785
*	Lumentum Holdings Inc.	52,889	20,724
	Tractor Supply Co.	406,392	20,677

		Shares	Market Value ($000)
	Iron Mountain Inc.	221,790	20,434
	VICI Properties Inc.	720,468	20,231
	PPG Industries Inc.	174,625	20,192
	Hubbell Inc.	41,293	20,149
*	Biogen Inc.	111,843	20,119
	PPL Corp.	553,871	20,078
	Synchrony Financial	275,368	20,000
	DTE Energy Co.	148,444	19,948
	Tapestry Inc.	157,020	19,927
	Ameren Corp.	192,523	19,884
*	Coupang Inc.	985,319	19,864
	Regions Financial Corp.	689,413	19,648
*	Flutter Entertainment plc	118,927	19,641
*	CoStar Group Inc.	317,038	19,498
	Huntington Bancshares Inc.	1,113,124	19,457
	Eversource Energy	279,445	19,318
	STERIS plc	73,558	19,316
	Credicorp Ltd.	53,942	19,248
	CenterPoint Energy Inc.	483,126	19,175
	FirstEnergy Corp.	404,643	19,156
	Atmos Energy Corp.	115,124	19,150
	Expand Energy Corp.	169,976	19,107
	Jabil Inc.	80,480	19,089
	Curtiss-Wright Corp.	29,015	19,054
	American Water Works Co. Inc.	147,160	19,003
	General Mills Inc.	410,121	18,972
	Devon Energy Corp.	471,799	18,971
	AvalonBay Communities Inc.	106,296	18,886
*	Markel Group Inc.	9,226	18,827
	Equifax Inc.	93,230	18,777
	PulteGroup Inc.	149,689	18,725
	Omnicom Group Inc.	242,506	18,683
	Steel Dynamics Inc.	103,902	18,658
*	Zoom Communications Inc.	202,551	18,655
*	ON Semiconductor Corp.	310,018	18,567
	Cincinnati Financial Corp.	115,092	18,517
	Williams-Sonoma Inc.	90,262	18,472
	Church & Dwight Co. Inc.	191,881	18,469
	Edison International	294,193	18,322
*	AST SpaceMobile Inc.	164,749	18,322
	Leidos Holdings Inc.	97,127	18,287
	Lennar Corp. Class A	164,119	17,946
	Equity Residential	285,952	17,821
	Veralto Corp.	179,058	17,723
	AerCap Holdings NV	123,252	17,706
	Humana Inc.	90,587	17,683
*	Flex Ltd.	280,199	17,664
	T Rowe Price Group Inc.	166,677	17,614
	Broadridge Financial Solutions Inc.	89,061	17,555
	Darden Restaurants Inc.	87,875	17,518
*	Live Nation Entertainment Inc.	119,865	17,434
*	First Solar Inc.	76,263	17,199
	CH Robinson Worldwide Inc.	88,199	17,194
	Labcorp Holdings Inc.	63,287	17,184
*	Dollar Tree Inc.	145,786	17,143
	TechnipFMC plc	307,577	17,138
	Constellation Brands Inc. Class A	109,228	17,116
	Casey's General Stores Inc.	28,211	17,110
*	Illumina Inc.	116,929	16,932
*	Waters Corp.	45,674	16,932
	Coterra Energy Inc.	581,314	16,771
*	Reddit Inc. Class A	92,919	16,751
	Expeditors International of Washington Inc.	103,762	16,658
	NiSource Inc.	373,760	16,554
*	Corpay Inc.	52,319	16,461
	Smurfit WestRock plc	392,742	16,350
*	Pure Storage Inc. Class A	235,066	16,346
*	NVR Inc.	2,136	16,310
*	CyberArk Software Ltd.	37,831	16,299
	International Paper Co.	402,232	16,218

		Shares	Market Value ($000)
*	Centene Corp.	372,886	16,153
	Principal Financial Group Inc.	168,717	15,981
	CMS Energy Corp.	222,843	15,931
	KeyCorp	739,101	15,905
	Amcor plc	358,141	15,848
	Quest Diagnostics Inc.	84,717	15,845
	Packaging Corp. of America	71,195	15,844
	Kraft Heinz Co.	663,585	15,754
	VeriSign Inc.	63,183	15,431
	Brown & Brown Inc.	213,992	15,429
	Qnity Electronics Inc.	159,311	15,323
	Texas Pacific Land Corp.	43,748	15,240
	SBA Communications Corp.	82,612	15,210
	Genuine Parts Co.	109,324	15,195
*	United Therapeutics Corp.	32,361	15,193
	Albemarle Corp.	88,729	15,140
	Weyerhaeuser Co.	581,309	14,986
	Dow Inc.	543,256	14,967
	W R Berkley Corp.	217,748	14,933
*	Zscaler Inc.	74,613	14,923
*	US Foods Holding Corp.	176,253	14,738
	Royal Gold Inc.	55,929	14,727
	Woodward Inc.	46,190	14,681
*	Atlassian Corp. Ltd. Class A	124,192	14,677
	Snap-on Inc.	40,070	14,670
	First Citizens BancShares Inc. Class A	6,981	14,448
	HEICO Corp.	43,557	14,413
*	PTC Inc.	92,203	14,396
	NetApp Inc.	149,038	14,360
	BWX Technologies Inc.	69,886	14,357
*	Exact Sciences Corp.	140,236	14,352
*	Liberty Media Corp.-Liberty Formula One Class C	164,345	14,301
*	Astera Labs Inc.	94,836	14,284
*	Credo Technology Group Holding Ltd.	113,840	14,262
*	Burlington Stores Inc.	48,121	14,237
	DuPont de Nemours Inc.	323,189	14,194
	International Flavors & Fragrances Inc.	200,286	13,982
	Fox Corp. Class B	212,634	13,942
	HP Inc.	716,003	13,919
	nVent Electric plc	122,896	13,796
*	Lululemon Athletica Inc.	79,038	13,792
	Evergy Inc.	178,459	13,693
	Somnigroup International Inc.	155,728	13,681
	SS&C Technologies Holdings Inc.	167,018	13,677
*	Insulet Corp.	53,308	13,637
	Pentair plc	129,377	13,632
	Entegris Inc.	115,412	13,627
	Tyson Foods Inc. Class A	207,898	13,582
	Reliance Inc.	40,652	13,395
	Fortive Corp.	252,448	13,332
*	Deckers Outdoor Corp.	111,447	13,300
*	Fabrinet	27,124	13,276
	Zimmer Biomet Holdings Inc.	151,936	13,229
*	Jones Lang LaSalle Inc.	36,864	13,194
	Alliant Energy Corp.	200,166	13,193
*	Charter Communications Inc. Class A	63,503	13,089
	Global Payments Inc.	182,306	13,079
	Rollins Inc.	205,986	13,047
*	XPO Inc.	87,690	12,988
*	Kratos Defense & Security Solutions Inc.	125,622	12,940
*	Twilio Inc. Class A	107,213	12,915
*	Trimble Inc.	190,476	12,876
	CDW Corp.	101,718	12,856
	Essex Property Trust Inc.	50,981	12,841
*	Revolution Medicines Inc.	131,991	12,797
	Invitation Homes Inc.	478,328	12,786
*	Nextpower Inc. Class A	109,092	12,774
	Huntington Ingalls Industries Inc.	30,373	12,772
*	Aptiv plc	167,505	12,689
	West Pharmaceutical Services Inc.	54,696	12,641

		Shares	Market Value ($000)
*	Cooper Cos. Inc.	154,922	12,608
	Jacobs Solutions Inc.	93,140	12,598
*	Hologic Inc.	167,976	12,586
*	Tenet Healthcare Corp.	66,293	12,548
	Loews Corp.	118,834	12,545
*	F5 Inc.	45,029	12,410
*	Affirm Holdings Inc.	205,045	12,364
	JB Hunt Transport Services Inc.	60,938	12,353
	Sun Communities Inc.	96,910	12,349
*	ATI Inc.	102,577	12,340
	Mid-America Apartment Communities Inc.	91,756	12,323
	Royalty Pharma plc Class A	295,660	12,323
*	Tyler Technologies Inc.	33,339	12,315
	McCormick & Co. Inc.	198,841	12,294
	East West Bancorp Inc.	107,380	12,289
	MKS Inc.	52,183	12,284
*	Incyte Corp.	122,486	12,257
	Lennox International Inc.	24,751	12,254
	Ball Corp.	215,311	12,245
	IDEX Corp.	61,520	12,215
*	RBC Bearings Inc.	24,406	12,195
	Las Vegas Sands Corp.	230,940	12,177
	Textron Inc.	137,864	12,140
	Nordson Corp.	44,171	12,126
*	Talen Energy Corp.	34,511	12,022
*	Gartner Inc.	57,160	11,981
*	API Group Corp.	288,055	11,974
	TransUnion	151,028	11,934
*	Moderna Inc.	270,500	11,921
	ITT Inc.	64,800	11,813
	Carlyle Group Inc.	200,626	11,793
	Bunge Global SA	103,432	11,779
	Viatris Inc.	890,068	11,651
	WP Carey Inc.	166,828	11,636
	Avery Dennison Corp.	62,707	11,633
	Carpenter Technology Corp.	36,587	11,628
	CF Industries Holdings Inc.	124,035	11,564
*	Check Point Software Technologies Ltd.	64,391	11,559
*	MasTec Inc.	47,883	11,515
*	Performance Food Group Co.	120,624	11,514
	Kimco Realty Corp.	545,663	11,503
	Lincoln Electric Holdings Inc.	42,887	11,380
	Southern Copper Corp.	59,757	11,373
	Allegion plc	68,600	11,346
	Clorox Co.	99,885	11,266
	Masco Corp.	169,233	11,185
	Carlisle Cos. Inc.	32,779	11,174
*	Super Micro Computer Inc. (XNGS)	383,189	11,155
	RPM International Inc.	104,111	11,136
*	Toast Inc. Class A	354,921	11,042
	Toll Brothers Inc.	76,257	11,018
	Equitable Holdings Inc.	236,876	10,991
	Fidelity National Financial Inc.	201,835	10,978
	Annaly Capital Management Inc.	476,253	10,959
	Alcoa Corp.	192,507	10,936
	Mueller Industries Inc.	79,831	10,868
*	HubSpot Inc.	38,788	10,861
*	Okta Inc.	128,236	10,833
	Everest Group Ltd.	32,642	10,814
	WESCO International Inc.	37,357	10,812
	HEICO Corp. Class A	42,278	10,764
*	Akamai Technologies Inc.	110,477	10,733
	Hecla Mining Co.	474,846	10,694
	TKO Group Holdings Inc.	52,490	10,633
	Watsco Inc.	27,396	10,587
*	ICON plc	58,206	10,492
	Reinsurance Group of America Inc. Class A	51,624	10,467
*	GoDaddy Inc. Class A	103,746	10,429
	Ralph Lauren Corp.	29,491	10,422
	Pinnacle Financial Partners Inc.	109,352	10,398

		Shares	Market Value ($000)
	Gen Digital Inc. (XNGS)	432,716	10,381
*	TopBuild Corp.	22,041	10,316
*	Trade Desk Inc. Class A	339,395	10,294
	Host Hotels & Resorts Inc.	553,559	10,257
	Revvity Inc.	94,257	10,255
*	MACOM Technology Solutions Holdings Inc.	46,668	10,223
*	Guardant Health Inc.	89,470	10,203
	Unum Group	134,290	10,202
	Graco Inc.	116,664	10,188
	Evercore Inc. Class A	28,824	10,183
*	Neurocrine Biosciences Inc.	74,695	10,163
	UDR Inc.	273,300	10,153
*	QXO Inc.	457,358	10,144
*	CACI International Inc. Class A	16,246	10,082
*	Medpace Holdings Inc.	17,293	10,073
*	DraftKings Inc. Class A	365,137	10,045
*	IonQ Inc.	251,053	10,037
	AECOM	104,042	10,033
	DT Midstream Inc.	79,376	10,003
	Domino's Pizza Inc.	24,357	9,994
*	Ionis Pharmaceuticals Inc.	120,844	9,990
*	Pinterest Inc. Class A	451,179	9,985
	RenaissanceRe Holdings Ltd.	35,362	9,961
*	Penumbra Inc.	27,783	9,951
	Equity LifeStyle Properties Inc.	157,428	9,945
	First Horizon Corp.	402,848	9,866
	Stifel Financial Corp.	79,595	9,814
*	Coeur Mining Inc.	479,315	9,797
	Jack Henry & Associates Inc.	54,649	9,794
	Best Buy Co. Inc.	150,109	9,772
	LyondellBasell Industries NV Class A	199,219	9,762
	Dick's Sporting Goods Inc.	48,230	9,742
	Assurant Inc.	40,878	9,734
	Healthpeak Properties Inc.	563,852	9,721
*	Clean Harbors Inc.	37,361	9,710
*	Builders FirstSource Inc.	84,770	9,698
	TD SYNNEX Corp.	61,088	9,693
	Stanley Black & Decker Inc.	120,506	9,479
*	BJ's Wholesale Club Holdings Inc.	102,536	9,478
*	Viking Holdings Ltd.	130,966	9,449
	Newmont Corp. GDR	83,522	9,431
*	Zebra Technologies Corp. Class A	40,005	9,400
	Hasbro Inc.	105,203	9,396
	Ally Financial Inc.	221,883	9,381
*	Roku Inc.	98,213	9,350
	Omega Healthcare Investors Inc.	212,618	9,330
	Permian Resources Corp.	576,154	9,293
*	Rambus Inc.	81,099	9,232
*	Guidewire Software Inc.	65,532	9,224
*	Bridgebio Pharma Inc.	118,374	9,147
	Regency Centers Corp.	125,302	9,131
	Lamar Advertising Co. Class A	70,620	9,061
	Ovintiv Inc. (XNYS)	205,387	8,928
*	Dynatrace Inc.	232,629	8,861
	EastGroup Properties Inc.	48,774	8,859
	Texas Roadhouse Inc.	48,994	8,812
	Gaming & Leisure Properties Inc.	196,729	8,804
	Globe Life Inc.	62,748	8,799
*	Grab Holdings Ltd. Class A	2,044,475	8,791
	Tradeweb Markets Inc. Class A	85,017	8,763
	Webster Financial Corp.	132,832	8,736
*	Elanco Animal Health Inc. (XNYS)	362,318	8,725
	J M Smucker Co.	83,028	8,706
	Advanced Drainage Systems Inc.	57,145	8,688
*	Rivian Automotive Inc. Class A	588,824	8,685
*	BioMarin Pharmaceutical Inc.	153,168	8,660
	Southstate Bank Corp.	83,811	8,576
	Delta Air Lines Inc.	129,693	8,545
	Crown Holdings Inc.	81,591	8,541
*	EPAM Systems Inc.	40,663	8,482

		Shares	Market Value ($000)
	Comerica Inc.	95,604	8,477
	New York Times Co. Class A	115,242	8,448
*	Lattice Semiconductor Corp.	104,775	8,436
*	Zillow Group Inc. Class C	133,781	8,432
*	Exelixis Inc.	203,437	8,414
	Regal Rexnord Corp.	51,679	8,346
*	Solventum Corp.	108,370	8,341
	BorgWarner Inc. (XNYS)	175,811	8,335
	BXP Inc.	128,830	8,331
	Wintrust Financial Corp.	56,315	8,306
	Donaldson Co. Inc.	80,977	8,255
*	Align Technology Inc.	50,494	8,232
	Booz Allen Hamilton Holding Corp.	92,957	8,219
	AGNC Investment Corp.	718,803	8,194
*	Sterling Infrastructure Inc.	22,866	8,184
*	Docusign Inc.	155,009	8,144
	AES Corp.	555,230	8,134
	Baxter International Inc.	404,926	8,127
	Applied Industrial Technologies Inc.	31,173	8,118
	Camden Property Trust	74,249	8,097
	Service Corp. International	100,192	8,058
	Federal Realty Investment Trust	79,592	8,052
	Owens Corning	66,832	8,009
*	Dayforce Inc.	115,201	7,980
	Bio-Techne Corp.	124,421	7,974
	Rexford Industrial Realty Inc.	196,535	7,966
	American Homes 4 Rent Class A	252,830	7,919
*	Antero Resources Corp.	216,878	7,888
	Pinnacle West Capital Corp.	84,019	7,861
	Universal Health Services Inc. Class B	39,010	7,851
*	Five Below Inc.	40,833	7,825
*	AeroVironment Inc.	27,989	7,792
*	Nutanix Inc. Class A	198,057	7,790
	UMB Financial Corp.	61,123	7,771
*	On Holding AG Class A	170,940	7,735
*	Norwegian Cruise Line Holdings Ltd.	349,892	7,684
	Acuity Inc.	24,820	7,675
	Alexandria Real Estate Equities Inc.	140,306	7,666
*	Wayfair Inc. Class A	74,063	7,665
*	Dycom Industries Inc.	21,001	7,653
	Western Alliance Bancorp	85,785	7,648
	Autoliv Inc.	62,646	7,595
	CubeSmart	202,184	7,588
	Aramark	196,609	7,567
*	TTM Technologies Inc.	76,944	7,556
*	SPX Technologies Inc.	36,248	7,554
	Essential Utilities Inc.	194,461	7,543
	Ensign Group Inc.	43,789	7,517
*	Globus Medical Inc. Class A	82,659	7,496
*	Onto Innovation Inc.	37,066	7,489
*	Solstice Advanced Materials Inc.	120,280	7,430
*	Charles River Laboratories International Inc.	35,196	7,408
*	Core & Main Inc. Class A	137,128	7,317
	Encompass Health Corp.	76,840	7,264
	News Corp. Class A	268,442	7,256
	Primerica Inc.	27,546	7,246
*	Manhattan Associates Inc.	47,916	7,236
*	GameStop Corp. Class A	302,811	7,231
	Brixmor Property Group Inc.	269,722	7,226
	Tetra Tech Inc.	191,238	7,202
	Old National Bancorp	294,751	7,201
*	SharkNinja Inc.	60,741	7,180
	Flowserve Corp.	91,661	7,163
*	Jazz Pharmaceuticals plc	43,498	7,155
	Invesco Ltd.	261,797	7,144
	Knight-Swift Transportation Holdings Inc.	129,318	7,125
*	Unity Software Inc.	244,807	7,124
*	Generac Holdings Inc.	42,389	7,123
	Columbia Banking System Inc.	241,778	7,118
	Pool Corp.	27,778	7,058

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	27,704	7,047
*	Modine Manufacturing Co.	37,910	7,000
	STAG Industrial Inc.	186,499	6,996
	American Financial Group Inc.	53,467	6,965
	Advanced Energy Industries Inc.	27,105	6,922
	CNH Industrial NV	643,261	6,921
	Allison Transmission Holdings Inc.	63,176	6,867
*	Molina Healthcare Inc.	38,038	6,831
	Blue Owl Capital Inc.	499,500	6,813
	Jefferies Financial Group Inc.	111,325	6,811
*	Chart Industries Inc.	32,720	6,784
	APA Corp.	256,042	6,762
*	Arrowhead Pharmaceuticals Inc.	97,342	6,749
	Eastman Chemical Co.	96,543	6,692
	Crane Co.	36,611	6,687
	Houlihan Lokey Inc.	39,495	6,648
*	Madrigal Pharmaceuticals Inc.	13,569	6,639
	Cadence Bank	157,207	6,620
*	Saia Inc.	19,590	6,560
	Skyworks Solutions Inc.	117,514	6,553
	Oshkosh Corp.	45,541	6,550
	HF Sinclair Corp.	125,812	6,541
*	Confluent Inc. Class A	213,942	6,534
*	Celsius Holdings Inc.	124,301	6,523
	Coca-Cola Consolidated Inc.	42,520	6,466
	Range Resources Corp.	170,816	6,465
	Toro Co.	70,604	6,460
*	Samsara Inc. Class A	230,285	6,459
	InterDigital Inc.	19,731	6,441
	Kinsale Capital Group Inc.	16,151	6,394
*	Oklo Inc.	80,264	6,391
	SEI Investments Co.	72,654	6,383
	Old Republic International Corp.	162,438	6,363
	Mosaic Co.	229,701	6,317
	Popular Inc.	47,186	6,301
	Amdocs Ltd.	76,656	6,281
	Valmont Industries Inc.	14,063	6,266
*	Halozyme Therapeutics Inc.	86,993	6,238
	Voya Financial Inc.	81,302	6,233
	Corebridge Financial Inc.	201,965	6,227
	UGI Corp.	154,482	6,196
	OGE Energy Corp.	141,593	6,185
	Conagra Brands Inc.	333,479	6,173
*	Avidity Biosciences Inc.	84,859	6,158
*	Lumen Technologies Inc.	697,878	6,155
*	Roivant Sciences Ltd.	284,399	6,149
	Moog Inc. Class A	20,085	6,133
	Zions Bancorp NA	102,367	6,133
*	United Airlines Holdings Inc.	59,872	6,126
	Affiliated Managers Group Inc.	19,541	6,118
	Wynn Resorts Ltd.	56,852	6,109
	Commercial Metals Co.	78,983	6,071
	Match Group Inc.	193,262	6,020
	Jackson Financial Inc. Class A	50,086	5,956
	CareTrust REIT Inc.	159,314	5,949
	FNB Corp.	338,530	5,941
	OneMain Holdings Inc.	90,424	5,926
	JBT Marel Corp.	37,604	5,915
*	Henry Schein Inc.	78,363	5,915
	A O Smith Corp.	80,312	5,902
	LKQ Corp.	178,085	5,850
	Lithia Motors Inc.	18,076	5,847
	United Bankshares Inc.	138,113	5,846
	AptarGroup Inc.	46,317	5,787
	Cullen / Frost Bankers Inc.	41,989	5,787
	XP Inc. Class A	296,440	5,784
	Primoris Services Corp.	38,724	5,741
*	Repligen Corp.	38,131	5,696
	Franklin Resources Inc.	213,437	5,682
*	Planet Fitness Inc. Class A	62,279	5,670

		Shares	Market Value ($000)
*	MP Materials Corp.	96,415	5,666
	NOV Inc.	308,744	5,665
*	Cleveland-Cliffs Inc.	411,558	5,663
	Molson Coors Beverage Co. Class B	117,792	5,659
	American Healthcare REIT Inc.	120,576	5,656
	Agree Realty Corp.	78,272	5,654
	Littelfuse Inc.	17,453	5,651
*	SiTime Corp.	15,556	5,649
	TPG Inc.	95,772	5,642
	Watts Water Technologies Inc. Class A	18,843	5,640
*	Fluor Corp.	122,072	5,639
	Armstrong World Industries Inc.	30,662	5,634
	Paycom Software Inc.	41,424	5,582
*	Rubrik Inc. Class A	99,023	5,540
	Portland General Electric Co.	110,110	5,533
*	Sprouts Farmers Market Inc.	78,021	5,532
	Wingstop Inc.	20,809	5,523
	Home BancShares Inc.	190,262	5,499
	Phillips Edison & Co. Inc.	151,298	5,482
	Genpact Ltd.	123,905	5,464
	Axis Capital Holdings Ltd.	52,869	5,455
	Eagle Materials Inc.	26,702	5,442
*	Axsome Therapeutics Inc.	29,530	5,441
	Murphy USA Inc.	12,783	5,401
	NNN REIT Inc.	129,495	5,396
	Ingredion Inc.	45,678	5,395
	Ryder System Inc.	28,150	5,385
*	CarMax Inc.	120,774	5,379
*	Cytokinetics Inc.	85,014	5,372
*	Sanmina Corp.	37,655	5,335
*	Axalta Coating Systems Ltd.	158,638	5,327
	National Fuel Gas Co.	63,504	5,318
	Hancock Whitney Corp.	77,277	5,317
*	HealthEquity Inc.	61,818	5,296
*	Darling Ingredients Inc.	114,676	5,236
	Simpson Manufacturing Co. Inc.	29,531	5,220
*	Avantor Inc.	477,507	5,214
	First Industrial Realty Trust Inc.	89,521	5,195
*	Floor & Decor Holdings Inc. Class A	78,450	5,175
	Fox Corp. Class A	70,453	5,128
	IDACORP Inc.	38,578	5,123
*	Middleby Corp.	34,689	5,105
*	Brinker International Inc.	32,223	5,082
	AGCO Corp.	44,804	5,081
	Lincoln National Corp.	122,065	5,079
*	Semtech Corp.	63,624	5,074
	VF Corp.	258,173	5,058
	Viper Energy Inc. Class A	119,108	5,043
*	Krystal Biotech Inc.	17,958	5,015
	EnerSys	27,702	4,992
	Chord Energy Corp.	49,803	4,992
	Hormel Foods Corp.	202,429	4,982
*	MGM Resorts International	148,261	4,973
*	Ollie's Bargain Outlet Holdings Inc.	44,797	4,942
	Landstar System Inc.	32,972	4,925
	Esab Corp.	40,551	4,911
*	Vaxcyte Inc.	91,005	4,875
	Commerce Bancshares Inc.	92,165	4,852
	Ormat Technologies Inc. (XNYS)	38,803	4,848
*	Glaukos Corp.	40,598	4,847
*	Clearwater Analytics Holdings Inc. Class A	200,985	4,842
	FirstCash Holdings Inc.	28,367	4,837
*	Qorvo Inc.	61,795	4,827
*	Cirrus Logic Inc.	36,968	4,818
	Installed Building Products Inc.	16,656	4,799
*	Kirby Corp.	40,675	4,786
*	Arrow Electronics Inc.	36,030	4,774
	Zurn Elkay Water Solutions Corp.	103,463	4,771
	Albertsons Cos. Inc. Class A	286,458	4,770
	Weatherford International plc	50,641	4,764

		Shares	Market Value ($000)
*	Mattel Inc.	227,288	4,748
*	Lyft Inc. Class A	280,890	4,739
*	Procore Technologies Inc.	83,857	4,737
	Lamb Weston Holdings Inc.	103,121	4,736
	Cognex Corp.	121,550	4,709
	Element Solutions Inc.	160,976	4,684
	Air Lease Corp.	72,358	4,676
*	Maplebear Inc.	125,784	4,674
	Fortune Brands Innovations Inc.	86,068	4,656
*	Dutch Bros Inc. Class A	85,497	4,650
	Hexcel Corp.	56,145	4,649
	Churchill Downs Inc.	47,222	4,645
*	Chewy Inc. Class A	159,232	4,635
	Gap Inc.	164,532	4,604
*	GXO Logistics Inc.	81,103	4,590
	Federal Signal Corp.	42,367	4,579
	Southwest Airlines Co.	96,149	4,569
	Brunswick Corp.	56,810	4,557
	Hyatt Hotels Corp. Class A	29,058	4,544
	Magnolia Oil & Gas Corp. Class A	178,135	4,544
	MSA Safety Inc.	25,472	4,512
*	SiteOne Landscape Supply Inc.	31,402	4,507
	Associated Banc-Corp.	165,071	4,500
	Glacier Bancorp Inc.	88,682	4,494
	MarketAxess Holdings Inc.	26,539	4,491
	Prosperity Bancshares Inc.	64,919	4,480
	Northwestern Energy Group Inc.	65,970	4,477
*	Masimo Corp.	32,593	4,476
*	Elastic NV	67,844	4,473
	MGIC Investment Corp.	166,083	4,471
*	JBS NV Class A	283,633	4,467
	AAON Inc.	49,018	4,464
	Sonoco Products Co.	92,975	4,463
*	Casella Waste Systems Inc. Class A	44,176	4,456
*	Cava Group Inc.	73,210	4,438
	Antero Midstream Corp.	234,620	4,416
	Terreno Realty Corp.	71,626	4,408
	Chemed Corp.	10,288	4,394
	GATX Corp.	24,129	4,389
	Avista Corp.	106,068	4,380
	Hanover Insurance Group Inc.	24,923	4,340
	Ralliant Corp.	81,913	4,339
	First American Financial Corp.	68,250	4,312
	Lear Corp.	36,826	4,312
*	Mirion Technologies Inc.	173,040	4,298
*	ExlService Holdings Inc.	109,740	4,296
	UFP Industries Inc.	41,583	4,295
*	PTC Therapeutics Inc.	56,564	4,272
	Piper Sandler Cos.	12,301	4,260
	Starwood Property Trust Inc.	237,453	4,258
	United Community Banks Inc.	123,434	4,250
	Janus Henderson Group plc	87,949	4,233
	Nexstar Media Group Inc.	19,903	4,227
*	Mohawk Industries Inc.	35,517	4,205
	Sealed Air Corp.	100,282	4,200
*	Tempus AI Inc.	70,043	4,190
*	Taylor Morrison Home Corp.	68,678	4,186
*	Paylocity Holding Corp.	30,991	4,183
*	Amentum Holdings Inc.	116,827	4,180
	Essential Properties Realty Trust Inc.	137,241	4,167
	Valley National Bancorp	332,834	4,147
	CNO Financial Group Inc.	98,576	4,145
*	Gates Industrial Corp. plc	179,841	4,140
	Essent Group Ltd.	65,569	4,126
	Timken Co.	44,184	4,118
*	Hims & Hers Health Inc.	151,371	4,101
	Hamilton Lane Inc. Class A	29,020	4,099
	ESCO Technologies Inc.	17,885	4,081
	Thor Industries Inc.	36,392	4,071
	Vornado Realty Trust	127,544	4,066

		Shares	Market Value ($000)
	News Corp. Class B	130,560	4,060
	Amkor Technology Inc.	83,548	4,038
*	Viasat Inc.	89,254	4,032
*	Amer Sports Inc.	109,667	4,017
*	AutoNation Inc.	19,586	4,015
	Ryman Hospitality Properties Inc.	42,387	4,014
	TXNM Energy Inc.	68,024	4,008
*	FormFactor Inc.	56,653	3,993
*	Boot Barn Holdings Inc.	22,304	3,981
	Bentley Systems Inc. Class B	113,223	3,976
*	JFrog Ltd.	72,443	3,970
	Rithm Capital Corp.	361,589	3,956
	Arcosa Inc.	34,496	3,949
*	FTI Consulting Inc.	22,585	3,945
*	Riot Platforms Inc.	254,790	3,942
*	Bio-Rad Laboratories Inc. Class A	13,364	3,925
*	Option Care Health Inc.	114,882	3,906
	Macy's Inc.	194,759	3,899
*	StoneX Group Inc.	34,730	3,899
*	Alkermes plc	114,943	3,895
	SLM Corp.	142,840	3,878
	Wyndham Hotels & Resorts Inc.	53,251	3,876
	First Hawaiian Inc.	145,496	3,863
	KBR Inc.	90,099	3,857
*	Viavi Solutions Inc.	157,481	3,852
*	Kyndryl Holdings Inc.	166,865	3,838
*	Karman Holdings Inc.	36,941	3,834
	Maximus Inc.	40,577	3,832
*	Plexus Corp.	19,206	3,828
*	Etsy Inc.	71,924	3,809
	Louisiana-Pacific Corp.	45,490	3,809
	Vontier Corp.	101,565	3,809
*	Core Scientific Inc.	211,481	3,805
	Black Hills Corp.	52,041	3,798
	Matador Resources Co.	83,932	3,797
	Moelis & Co. Class A	52,932	3,794
*	Lemonade Inc.	43,695	3,790
	Healthcare Realty Trust Inc.	224,946	3,777
	Balchem Corp.	22,191	3,776
	Campbell's Co.	134,107	3,752
	Avnet Inc.	60,050	3,747
*	Bright Horizons Family Solutions Inc.	40,421	3,744
	Brink's Co.	29,472	3,744
*	Qualys Inc.	28,337	3,738
*	Duolingo Inc.	27,842	3,732
*	ServiceTitan Inc. Class A	47,588	3,728
	Southwest Gas Holdings Inc.	44,953	3,723
*	Monday.com Ltd.	32,435	3,722
*	WEX Inc.	24,175	3,721
	Atlantic Union Bankshares Corp.	95,723	3,718
*	Construction Partners Inc. Class A	33,806	3,715
	H&R Block Inc.	94,075	3,711
	Ryan Specialty Holdings Inc.	76,652	3,701
*	StandardAero Inc.	119,711	3,698
*	Nuvalent Inc. Class A	35,932	3,697
*	UiPath Inc. Class A	293,605	3,696
	Kite Realty Group Trust	156,917	3,686
	Ameris Bancorp	45,650	3,680
*	Axos Financial Inc.	37,138	3,676
	Gentex Corp.	159,565	3,672
	Universal Display Corp.	31,904	3,663
	Granite Construction Inc.	30,306	3,659
*	CNX Resources Corp.	93,486	3,627
*	Doximity Inc. Class A	96,543	3,617
*	Post Holdings Inc.	35,279	3,609
	Selective Insurance Group Inc.	42,915	3,608
	White Mountains Insurance Group Ltd.	1,762	3,603
	SM Energy Co.	184,784	3,598
*	IRhythm Holdings Inc.	23,187	3,583
*	Crinetics Pharmaceuticals Inc.	71,595	3,575

		Shares	Market Value ($000)
*	Aurora Innovation Inc.	850,201	3,571
	Sensata Technologies Holding plc	103,209	3,570
*	Gitlab Inc. Class A	101,886	3,564
	Celanese Corp.	79,949	3,553
	Archrock Inc.	119,930	3,549
	Lazard Inc.	65,468	3,517
	Vail Resorts Inc.	26,413	3,515
	Core Natural Resources Inc.	36,797	3,510
	StepStone Group Inc. Class A	49,468	3,497
*	Enphase Energy Inc.	94,236	3,485
*	Versant Media Group Inc.	106,566	3,472
	American States Water Co.	47,554	3,470
*	RadNet Inc.	49,460	3,467
	Enpro Inc.	14,488	3,459
*	Liberty Broadband Corp. Class C	71,705	3,450
*	Grand Canyon Education Inc.	19,820	3,446
	Primo Brands Corp.	181,639	3,440
*	Novanta Inc.	25,560	3,439
*	Mercury Systems Inc.	36,543	3,431
*	e.l.f. Beauty Inc.	40,309	3,426
*	Wix.com Ltd.	39,354	3,418
*	MakeMyTrip Ltd.	54,549	3,403
	Bank OZK	71,516	3,401
	Warrior Met Coal Inc.	38,060	3,399
	Science Applications International Corp.	33,355	3,394
	Boyd Gaming Corp.	40,038	3,385
	Meritage Homes Corp.	48,463	3,369
	Herc Holdings Inc.	23,493	3,367
*	Transocean Ltd. (XNYS)	674,721	3,353
	Morningstar Inc.	16,572	3,349
	Macerich Co.	176,845	3,348
*	Madison Square Garden Sports Corp.	11,794	3,344
	New Jersey Resources Corp.	67,477	3,339
*	Silicon Laboratories Inc.	23,387	3,331
	Teleflex Inc.	31,870	3,326
	Spire Inc.	39,298	3,320
*	Resideo Technologies Inc.	96,835	3,318
	Bruker Corp.	74,813	3,313
*	Dropbox Inc. Class A	130,024	3,313
	Millrose Properties Inc.	111,121	3,311
*	Texas Capital Bancshares Inc.	32,720	3,310
*	Merit Medical Systems Inc.	40,727	3,303
	RLI Corp.	56,339	3,292
*	Archer Aviation Inc. Class A	457,597	3,290
*	TransMedics Group Inc.	24,549	3,289
*	Everus Construction Group Inc.	37,088	3,282
*	Abercrombie & Fitch Co. Class A	33,551	3,276
*	Crocs Inc.	38,784	3,255
	Bath & Body Works Inc.	148,574	3,239
*	Allegro MicroSystems Inc.	87,524	3,231
*	Champion Homes Inc.	41,123	3,223
*	Lantheus Holdings Inc.	48,153	3,222
	Telephone & Data Systems Inc.	71,189	3,213
	Eastern Bankshares Inc.	156,141	3,199
*	ACI Worldwide Inc.	73,459	3,185
	Apollo Commercial Real Estate Finance Inc.	294,667	3,185
*	Asbury Automotive Group Inc.	13,540	3,175
	Patrick Industries Inc.	25,167	3,175
*	CRISPR Therapeutics AG	63,400	3,167
	Belden Inc.	26,904	3,161
*	CCC Intelligent Solutions Holdings Inc.	416,796	3,159
*	Urban Outfitters Inc.	44,534	3,155
*	Kymera Therapeutics Inc.	43,406	3,155
	CSW Industrials Inc.	11,654	3,146
	ONE Gas Inc.	39,528	3,145
*	Trex Co. Inc.	75,858	3,142
*	Itron Inc.	31,662	3,137
*	Life Time Group Holdings Inc.	106,971	3,120
	Noble Corp. plc	87,434	3,114
*	TG Therapeutics Inc.	105,706	3,111

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	8,762	3,104
*	Laureate Education Inc.	90,430	3,102
*	Frontdoor Inc.	52,231	3,087
*	Indivior Pharmaceuticals Inc.	87,169	3,084
*	GLOBALFOUNDRIES Inc.	72,819	3,073
*	Sunrun Inc.	161,636	3,071
	Badger Meter Inc.	20,934	3,069
	Whirlpool Corp.	38,363	3,069
*	Amicus Therapeutics Inc.	214,454	3,065
	Peabody Energy Corp.	86,847	3,062
*	Appfolio Inc. Class A	16,034	3,045
	Sabra Health Care REIT Inc.	162,437	3,042
	Rush Enterprises Inc. Class A	47,292	3,036
	Radian Group Inc.	92,041	3,028
	Cousins Properties Inc.	119,904	3,026
	Graphic Packaging Holding Co.	205,015	3,003
*	Caesars Entertainment Inc.	144,735	2,996
*	SentinelOne Inc. Class A	214,164	2,994
	HA Sustainable Infrastructure Capital Inc.	86,761	2,985
	Franklin Electric Co. Inc.	29,810	2,970
*	AAR Corp.	27,997	2,965
*	Valvoline Inc.	89,758	2,937
*	DaVita Inc.	26,792	2,929
	Travel & Leisure Co.	41,960	2,918
*	ADMA Biologics Inc.	168,563	2,916
*	QuantumScape Corp.	328,574	2,908
	Mueller Water Products Inc. Class A	107,360	2,906
*	Corcept Therapeutics Inc.	72,748	2,900
*	OSI Systems Inc.	11,570	2,894
	First Financial Bankshares Inc.	90,858	2,891
	MDU Resources Group Inc.	140,810	2,888
*	StoneCo. Ltd. Class A	178,381	2,879
	Murphy Oil Corp.	95,024	2,859
	ADT Inc.	356,442	2,852
*	Global-e Online Ltd.	77,898	2,847
	ServisFirst Bancshares Inc.	34,760	2,845
	Rayonier Inc.	124,863	2,839
	California Resources Corp.	52,997	2,835
*	Envista Holdings Corp.	120,565	2,830
*,1	Shift4 Payments Inc. Class A	47,937	2,830
*	Knife River Corp.	42,075	2,826
	Liberty Energy Inc.	114,291	2,817
	Flagstar Bank NA	212,715	2,812
	NewMarket Corp.	4,189	2,810
*	Workiva Inc.	36,358	2,800
	Golar LNG Ltd.	68,922	2,798
	EPR Properties	51,461	2,791
	Brown-Forman Corp. Class B	101,435	2,776
	Silgan Holdings Inc.	64,261	2,773
*	Commvault Systems Inc.	32,283	2,767
*	Victoria's Secret & Co.	50,748	2,766
*	Cavco Industries Inc.	5,597	2,754
*	Alignment Healthcare Inc.	122,154	2,752
	Pegasystems Inc.	62,891	2,748
	Kilroy Realty Corp.	79,493	2,741
	Kadant Inc.	8,521	2,736
	Sirius XM Holdings Inc.	134,369	2,734
	PJT Partners Inc. Class A	15,751	2,725
*	Liberty Live Holdings Inc. Class C	32,965	2,722
	American Eagle Outfitters Inc.	116,094	2,706
*	Vicor Corp.	17,157	2,705
	Assured Guaranty Ltd.	31,836	2,701
	Dana Inc.	93,428	2,700
*	Impinj Inc.	19,488	2,691
*	Scholar Rock Holding Corp.	60,683	2,691
*	DigitalOcean Holdings Inc.	48,663	2,689
*	Cushman & Wakefield Ltd.	163,491	2,688
	Dolby Laboratories Inc. Class A	41,768	2,681
*	Ligand Pharmaceuticals Inc.	13,944	2,679
*	Adtalem Global Education Inc.	25,773	2,669

		Shares	Market Value ($000)
	Signet Jewelers Ltd.	28,863	2,663
*	Q2 Holdings Inc.	43,439	2,661
*	YETI Holdings Inc.	57,957	2,649
*	Sotera Health Co.	146,129	2,648
	Independence Realty Trust Inc.	158,452	2,646
*	Brighthouse Financial Inc.	41,289	2,645
	Cabot Corp.	36,569	2,640
*	BILL Holdings Inc.	61,156	2,640
	Sensient Technologies Corp.	27,903	2,637
	Graham Holdings Co. Class B	2,254	2,630
	Terex Corp.	45,845	2,613
	Cal-Maine Foods Inc.	31,265	2,612
	Independent Bank Corp. (XNGS)	32,241	2,604
	Americold Realty Trust Inc.	209,581	2,601
	International Bancshares Corp.	37,246	2,594
	Cactus Inc. Class A	46,108	2,593
*	MARA Holdings Inc.	272,722	2,591
*	Parsons Corp.	36,949	2,589
	Academy Sports & Outdoors Inc.	47,042	2,588
	Fulton Financial Corp.	124,882	2,579
*	Life360 Inc.	44,844	2,569
	MSC Industrial Direct Co. Inc. Class A	30,311	2,556
*	ICU Medical Inc.	17,035	2,554
*	Zeta Global Holdings Corp. Class A	137,453	2,554
*	Valaris Ltd.	44,152	2,549
	KB Home	44,279	2,548
	U-Haul Holding Co.	49,517	2,541
	National Health Investors Inc.	30,870	2,535
	AZZ Inc.	20,346	2,529
	WillScot Holdings Corp.	125,995	2,524
	Outfront Media Inc.	103,621	2,520
	Tanger Inc.	76,936	2,517
*	LivaNova plc	38,259	2,514
	Broadstone Net Lease Inc.	135,645	2,511
*	Varonis Systems Inc.	84,054	2,508
*	Stride Inc.	29,544	2,499
	Exponent Inc.	34,629	2,489
	BankUnited Inc.	52,222	2,479
*	Atlanta Braves Holdings Inc. Class C	61,869	2,470
*	Box Inc. Class A	96,846	2,455
	WSFS Financial Corp.	37,928	2,455
	First BanCorp (XNYS)	110,779	2,450
*	Shake Shack Inc. Class A	27,420	2,429
	COPT Defense Properties	78,670	2,424
*	Cleanspark Inc.	204,373	2,420
*	IES Holdings Inc.	6,362	2,419
	PriceSmart Inc.	17,013	2,419
*	Upstart Holdings Inc.	61,628	2,419
*	M/I Homes Inc.	18,039	2,412
	Polaris Inc.	37,772	2,411
*,1	Energy Fuels Inc.	107,633	2,407
	LCI Industries	16,348	2,398
	Korn Ferry	34,444	2,393
	HB Fuller Co.	39,804	2,392
*	Genworth Financial Inc.	285,764	2,383
	Otter Tail Corp.	26,721	2,382
	Renasant Corp.	63,178	2,382
	Marzetti Co.	13,823	2,372
*	SPS Commerce Inc.	26,512	2,366
*	Dorman Products Inc.	18,979	2,357
*	Freshpet Inc.	33,725	2,351
*	Haemonetics Corp.	35,144	2,343
	Virtu Financial Inc. Class A	56,062	2,327
	Bread Financial Holdings Inc.	32,005	2,322
*,1	SoundHound AI Inc. Class A	273,996	2,318
*	Palomar Holdings Inc.	18,733	2,315
	Avient Corp.	64,015	2,314
	Helmerich & Payne Inc.	68,206	2,311
	Robert Half Inc.	66,646	2,307
	Cathay General Bancorp	45,013	2,304

		Shares	Market Value ($000)
*	Synaptics Inc.	27,901	2,302
*	Constellium SE	101,546	2,282
	Kontoor Brands Inc.	38,048	2,273
	Steven Madden Ltd.	51,719	2,269
*	Viking Therapeutics Inc.	78,102	2,268
*	ACADIA Pharmaceuticals Inc.	90,211	2,267
*	Xenon Pharmaceuticals Inc.	55,228	2,265
	BGC Group Inc. Class A	247,542	2,255
*	OPENLANE Inc.	75,045	2,254
	PotlatchDeltic Corp.	53,946	2,251
*	RH	11,294	2,246
*	Hayward Holdings Inc.	138,802	2,240
*	BellRing Brands Inc.	90,009	2,239
*	Prestige Consumer Healthcare Inc.	34,672	2,235
	PVH Corp.	35,823	2,234
	SL Green Realty Corp.	49,667	2,224
	WesBanco Inc.	62,886	2,219
*	Globalstar Inc.	35,933	2,214
*	Circle Internet Group Inc.	34,491	2,205
*	Tidewater Inc.	35,220	2,201
	Community Financial System Inc.	35,175	2,198
	HNI Corp.	45,969	2,197
	Leonardo DRS Inc.	53,271	2,187
*	Euronet Worldwide Inc.	30,058	2,178
*	Veracyte Inc.	56,907	2,167
	UniFirst Corp.	10,005	2,151
	Victory Capital Holdings Inc. Class A	30,390	2,143
	TEGNA Inc.	111,343	2,133
	First Interstate BancSystem Inc. Class A	60,107	2,132
*	Waystar Holding Corp.	80,208	2,130
*	Globant SA	31,835	2,129
	Red Rock Resorts Inc. Class A	33,683	2,126
*	Liberty Global Ltd. Class C	191,695	2,124
*	Loar Holdings Inc.	30,975	2,124
*	NMI Holdings Inc.	54,345	2,104
	LXP Industrial Trust	42,444	2,103
	Kennametal Inc.	61,059	2,100
	First Financial Bancorp	72,788	2,092
*	Verra Mobility Corp.	108,153	2,087
*	Integer Holdings Corp.	24,001	2,085
	PennyMac Financial Services Inc.	20,863	2,085
*	Tri Pointe Homes Inc.	62,323	2,078
	Choice Hotels International Inc.	20,201	2,077
	Kulicke & Soffa Industries Inc.	36,214	2,076
*	Oscar Health Inc. Class A	144,552	2,074
	Acushnet Holdings Corp.	21,196	2,055
	BOK Financial Corp.	15,734	2,044
	Griffon Corp.	25,091	2,044
	Bank of Hawaii Corp.	27,311	2,042
	Western Union Co.	217,868	2,041
	Clear Secure Inc. Class A	62,408	2,036
	Boise Cascade Co.	25,040	2,023
	Advance Auto Parts Inc.	42,117	2,022
	Chesapeake Utilities Corp.	15,710	2,022
	Materion Corp.	14,580	2,016
	WD-40 Co.	8,714	2,015
	Standex International Corp.	8,384	2,012
	Blackstone Mortgage Trust Inc. Class A	104,472	2,011
	Scotts Miracle-Gro Co.	31,320	2,011
	MGE Energy Inc.	25,064	2,002
*	Huron Consulting Group Inc.	11,804	1,995
	DigitalBridge Group Inc.	129,060	1,986
	Ashland Inc.	32,374	1,980
*	Oceaneering International Inc.	65,705	1,978
	PBF Energy Inc. Class A	59,065	1,976
*	Denali Therapeutics Inc.	90,619	1,970
*	DNOW Inc.	129,595	1,969
	Provident Financial Services Inc.	88,784	1,966
	Hub Group Inc. Class A	41,133	1,957
	Scorpio Tankers Inc.	30,715	1,954

		Shares	Market Value ($000)
	California Water Service Group	43,627	1,950
	Simmons First National Corp. Class A	95,256	1,937
	ZIM Integrated Shipping Services Ltd.	87,917	1,937
*	Hawaiian Electric Industries Inc.	126,298	1,935
*	NCR Atleos Corp.	51,769	1,931
*	Teradata Corp.	67,368	1,921
*	Diodes Inc.	32,325	1,913
	Newmark Group Inc. Class A	106,633	1,901
*	Ambarella Inc.	29,647	1,899
*	Hilton Grand Vacations Inc.	42,059	1,897
*	Axcelis Technologies Inc.	21,474	1,891
*	Goodyear Tire & Rubber Co.	200,182	1,884
	Penske Automotive Group Inc.	12,014	1,884
	WaFd Inc.	57,751	1,884
*	Privia Health Group Inc.	81,087	1,883
	Trustmark Corp.	44,248	1,881
*	Cargurus Inc.	58,027	1,880
*	Capri Holdings Ltd.	83,184	1,877
*	Beam Therapeutics Inc.	67,901	1,875
*	DXC Technology Co.	129,810	1,873
	Seacoast Banking Corp. of Florida	56,010	1,873
*	Sphere Entertainment Co.	19,488	1,861
	CVB Financial Corp.	94,059	1,854
	Clearway Energy Inc. Class C	51,283	1,854
	Power Integrations Inc.	40,333	1,853
	Urban Edge Properties	95,105	1,848
*	Twist Bioscience Corp.	44,956	1,846
	Visteon Corp.	20,238	1,839
*	Zillow Group Inc. Class A	29,535	1,838
	First Merchants Corp.	46,206	1,837
	Highwoods Properties Inc.	70,999	1,835
	Lineage Inc.	50,988	1,821
	Cheesecake Factory Inc.	31,290	1,814
	McGrath RentCorp.	16,237	1,814
*	Calix Inc.	40,446	1,807
	Phinia Inc.	25,363	1,805
	ABM Industries Inc.	39,082	1,799
*	Plug Power Inc.	843,487	1,784
*	Alpha Metallurgical Resources Inc.	8,491	1,781
	Medical Properties Trust Inc.	354,139	1,778
*	Supernus Pharmaceuticals Inc.	36,885	1,776
*	Century Aluminum Co.	39,048	1,770
*	Tenable Holdings Inc.	80,177	1,769
	Westlake Corp.	22,300	1,769
*	IAC Inc.	47,633	1,760
	Towne Bank	50,253	1,759
	Patterson-UTI Energy Inc.	232,647	1,752
	DENTSPLY SIRONA Inc.	140,052	1,746
	Crane NXT Co.	34,549	1,745
*	Upwork Inc.	86,964	1,742
*	Ingevity Corp.	26,451	1,740
	Olin Corp.	83,613	1,740
*	Apellis Pharmaceuticals Inc.	76,896	1,736
	WisdomTree Inc.	106,922	1,732
	Acadia Realty Trust	86,400	1,729
*	Howard Hughes Holdings Inc.	21,150	1,727
*	Madison Square Garden Entertainment Corp.	27,789	1,719
*	Joby Aviation Inc.	161,814	1,710
*	ZoomInfo Technologies Inc.	211,023	1,699
	Artisan Partners Asset Management Inc. Class A	38,111	1,697
	St. Joe Co.	25,517	1,689
	Cinemark Holdings Inc.	70,943	1,680
*	Insight Enterprises Inc.	19,998	1,680
	Curbline Properties Corp.	69,278	1,680
*	RXO Inc.	115,056	1,678
	Vishay Intertechnology Inc.	83,112	1,675
	Kemper Corp.	42,483	1,674
*	BlackLine Inc.	35,997	1,673
*	Arcellx Inc.	24,443	1,670
	Park National Corp.	10,222	1,666

		Shares	Market Value ($000)
*	Omnicell Inc.	34,092	1,653
*	NuScale Power Corp.	94,453	1,651
	Chemours Co.	110,010	1,649
	Apple Hospitality REIT Inc.	140,842	1,639
	Atkore Inc.	23,561	1,636
	Four Corners Property Trust Inc.	66,210	1,632
*	Ultragenyx Pharmaceutical Inc.	67,359	1,621
*	nCino Inc.	75,851	1,619
	Ubiquiti Inc.	2,934	1,618
	Beacon Financial Corp.	57,031	1,617
	Mercury General Corp.	18,447	1,616
*	ASGN Inc.	30,879	1,608
*	Peloton Interactive Inc. Class A	287,603	1,608
*	10X Genomics Inc. Class A	79,555	1,607
	Organon & Co.	188,188	1,607
*	American Airlines Group Inc.	120,516	1,603
	Trinity Industries Inc.	55,731	1,602
*	Alarm.com Holdings Inc.	32,769	1,598
	Aura Minerals Inc.	25,085	1,598
*	Remitly Global Inc.	120,500	1,593
*	Seadrill Ltd.	41,358	1,591
*,1	Freedom Holding Corp.	12,805	1,584
	Star Bulk Carriers Corp.	68,611	1,575
*	O-I Glass Inc.	103,041	1,574
*	Agilysys Inc.	18,123	1,572
	Northern Oil & Gas Inc.	62,643	1,566
	Hillenbrand Inc.	48,923	1,561
*	Credit Acceptance Corp.	3,122	1,556
	Park Hotels & Resorts Inc.	142,378	1,556
	BancFirst Corp.	14,078	1,548
	Flowers Foods Inc.	134,019	1,532
*	GEO Group Inc.	95,144	1,520
*	Sportradar Group AG Class A	83,919	1,520
*	Green Brick Partners Inc.	21,878	1,518
*	Freshworks Inc. Class A	140,534	1,515
*	Knowles Corp.	62,430	1,513
*,1	Trump Media & Technology Group Corp.	118,249	1,511
	Enerpac Tool Group Corp.	37,385	1,509
*	SiriusPoint Ltd.	73,767	1,506
	PagSeguro Digital Ltd. Class A	133,665	1,504
*	IPG Photonics Corp.	16,159	1,493
*	Inspire Medical Systems Inc.	19,648	1,489
	Werner Enterprises Inc.	43,129	1,477
*	Callaway Golf Co.	102,138	1,466
	NBT Bancorp Inc.	32,981	1,465
*	RingCentral Inc. Class A	56,517	1,463
	National Storage Affiliates Trust	45,836	1,458
	Harley-Davidson Inc.	73,291	1,451
*	Blackbaud Inc.	26,958	1,448
	Walker & Dunlop Inc.	22,975	1,445
*	Birkenstock Holding plc	38,239	1,444
	Banner Corp.	23,319	1,442
	CSG Systems International Inc.	18,080	1,442
	Innospec Inc.	17,505	1,431
*	Magnite Inc.	98,577	1,426
*	CorVel Corp.	20,351	1,417
	Adeia Inc.	77,855	1,408
	Quaker Chemical Corp.	9,135	1,404
	Bank of NT Butterfield & Son Ltd.	27,051	1,401
	Kaiser Aluminum Corp.	11,402	1,398
*	Sarepta Therapeutics Inc.	68,595	1,395
	City Holding Co.	11,294	1,390
	Strategic Education Inc.	16,344	1,390
	ArcBest Corp.	15,400	1,389
*,1	Avis Budget Group Inc.	11,918	1,370
	FMC Corp.	86,312	1,364
	EVERTEC Inc.	45,423	1,363
	Perrigo Co. plc	95,841	1,362
*	NetScout Systems Inc.	48,510	1,349
*	QuidelOrtho Corp.	49,070	1,333

		Shares	Market Value ($000)
*	U-Haul Holding Co. (XNYS)	23,541	1,331
	Newell Brands Inc.	313,103	1,331
*	Intapp Inc.	39,202	1,331
	Minerals Technologies Inc.	20,186	1,327
*	Progyny Inc.	55,431	1,323
	Benchmark Electronics Inc.	25,350	1,322
*	CoreCivic Inc.	71,217	1,320
	Huntsman Corp.	121,879	1,319
*	Extreme Networks Inc.	90,357	1,317
*	CBIZ Inc.	33,428	1,315
*	Immunovant Inc.	50,344	1,309
	First Commonwealth Financial Corp.	71,480	1,289
	Nelnet Inc. Class A	9,749	1,286
	Iridium Communications Inc.	64,421	1,283
*	Braze Inc. Class A	61,482	1,280
*	AtriCure Inc.	34,613	1,278
*	Penn Entertainment Inc.	99,029	1,272
	Delek US Holdings Inc.	42,917	1,266
	Northwest Bancshares Inc.	97,565	1,257
*	Adient plc	60,347	1,255
	TriNet Group Inc.	20,420	1,251
	Dillard's Inc. Class A	2,055	1,249
	Horace Mann Educators Corp.	27,534	1,234
*	Six Flags Entertainment Corp.	68,361	1,231
	Global Net Lease Inc.	129,977	1,230
	Marriott Vacations Worldwide Corp.	22,631	1,229
	Century Communities Inc.	19,388	1,221
	Stock Yards Bancorp Inc.	17,989	1,218
	Cohen & Steers Inc.	18,903	1,215
*	Comstock Resources Inc.	49,770	1,212
*	Boston Beer Co. Inc. Class A	5,658	1,209
*	Summit Therapeutics Inc. (XNMS)	83,462	1,209
	DiamondRock Hospitality Co.	131,248	1,205
	ARMOUR Residential REIT Inc.	68,942	1,200
	H2O America	23,006	1,197
*	Sonos Inc.	83,405	1,197
*	Yelp Inc.	43,355	1,187
	Sylvamo Corp.	24,215	1,185
	Spectrum Brands Holdings Inc.	18,469	1,177
*	Payoneer Global Inc.	183,485	1,172
	Pilgrim's Pride Corp.	26,980	1,170
*	Under Armour Inc. Class C	192,569	1,169
*	Liberty Live Holdings Inc. Class A	14,501	1,166
*	Harmony Biosciences Holdings Inc.	31,836	1,163
	Interparfums Inc.	11,785	1,150
	Select Medical Holdings Corp.	76,414	1,150
	LTC Properties Inc.	31,456	1,147
*	Central Garden & Pet Co. Class A	37,302	1,144
	Greif Inc. Class A	16,180	1,143
*	Simply Good Foods Co.	60,532	1,136
*	BioCryst Pharmaceuticals Inc.	172,202	1,133
*	Progress Software Corp.	27,658	1,132
*	TripAdvisor Inc.	84,767	1,127
	Sunstone Hotel Investors Inc.	128,281	1,125
	Concentrix Corp.	30,034	1,122
*	PROCEPT BioRobotics Corp.	38,692	1,121
*	LiveRamp Holdings Inc.	45,980	1,120
	World Kinect Corp.	41,572	1,119
*	Recursion Pharmaceuticals Inc. Class A	266,538	1,117
	Albany International Corp. Class A	19,959	1,108
	Worthington Enterprises Inc.	19,926	1,107
	La-Z-Boy Inc.	30,359	1,105
*	Flywire Corp.	87,737	1,105
*	Rogers Corp.	11,329	1,102
*	Gibraltar Industries Inc.	21,478	1,101
	Northwest Natural Holding Co.	23,657	1,101
*	Masterbrand Inc.	90,006	1,091
*	Liberty Broadband Corp. Class A	22,687	1,089
	CTS Corp.	21,069	1,083
	Douglas Emmett Inc.	102,561	1,083

		Shares	Market Value ($000)
	S&T Bancorp Inc.	25,350	1,081
*	Marqeta Inc. Class A	259,878	1,073
*	Agios Pharmaceuticals Inc.	39,017	1,071
*	Azenta Inc.	27,232	1,059
	Arbor Realty Trust Inc.	137,415	1,058
	Getty Realty Corp.	35,330	1,055
*	Triumph Financial Inc.	16,697	1,053
	Columbia Sportswear Co.	19,012	1,051
	Buckle Inc.	22,200	1,050
*	Alaska Air Group Inc.	20,646	1,049
	ManpowerGroup Inc.	28,690	1,042
	Live Oak Bancshares Inc.	26,043	1,041
*	PACS Group Inc.	30,811	1,040
	Nomad Foods Ltd.	81,833	1,039
	Super Group SGHC Ltd.	109,159	1,034
*	Alkami Technology Inc.	48,728	1,033
	Insperity Inc.	24,074	1,029
	Tennant Co.	13,482	1,026
	Leggett & Platt Inc.	87,717	1,024
	Innovative Industrial Properties Inc.	21,173	1,023
*	DoubleVerify Holdings Inc.	94,392	1,021
*	Cimpress plc	12,876	1,018
	Clearway Energy Inc. Class A	29,849	1,008
	Greenbrier Cos. Inc.	19,966	1,007
*	NCR Voyix Corp.	101,250	1,004
	MillerKnoll Inc.	49,351	991
*	Five9 Inc.	56,052	990
*,1	Lucid Group Inc.	89,081	986
	Tecnoglass Inc.	20,014	979
*	Ziff Davis Inc.	25,566	977
*	C3.ai Inc. Class A	88,158	971
*	MaxLinear Inc.	55,878	969
*	IMAX Corp.	27,661	966
	Westamerica BanCorp	19,083	965
	Lindsay Corp.	7,683	962
	Brightstar Lottery plc	66,417	962
	Xenia Hotels & Resorts Inc.	64,863	957
	Alexander & Baldwin Inc.	45,376	941
*	Tandem Diabetes Care Inc.	47,203	939
	Hilltop Holdings Inc.	24,955	935
	John Wiley & Sons Inc. Class A	29,537	922
*	Novocure Ltd.	73,547	912
	Hope Bancorp Inc.	76,065	911
	Energizer Holdings Inc.	41,068	897
	J & J Snack Foods Corp.	9,441	897
	United States Lime & Minerals Inc.	7,439	897
	Pebblebrook Hotel Trust	78,434	896
	Stepan Co.	15,546	896
	Universal Corp.	15,649	886
	Wendy's Co.	112,121	873
	Cogent Communications Holdings Inc.	35,905	872
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	868
*	Innoviva Inc.	43,275	866
	Brown-Forman Corp. Class A	30,916	860
	Ormat Technologies Inc.	6,810	858
	1st Source Corp.	12,637	851
	Ladder Capital Corp.	77,583	851
	Dlocal Ltd.	63,001	848
	PROG Holdings Inc.	25,911	841
	Worthington Steel Inc.	20,788	836
	Fresh Del Monte Produce Inc.	20,959	831
*	LifeStance Health Group Inc.	117,433	830
*	Enovix Corp.	125,205	829
*	Enovis Corp.	37,608	829
*	Certara Inc.	93,017	818
*	Acadia Healthcare Co. Inc.	60,508	813
*	Coty Inc. Class A	253,947	805
	Schneider National Inc. Class B	29,984	805
	Enact Holdings Inc.	19,779	787
	Papa John's International Inc.	22,301	784

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	33,742	782
	TriMas Corp.	22,469	781
*	United Parks & Resorts Inc.	20,717	780
	F&G Annuities & Life Inc.	26,297	775
	CONMED Corp.	20,172	774
*	Trupanion Inc.	24,156	773
*	Sezzle Inc.	12,221	773
*	Biohaven Ltd.	65,147	771
	Veris Residential Inc.	50,610	769
*	Appian Corp. Class A	26,926	751
	Matson Inc.	4,666	748
*	Surgery Partners Inc.	50,336	748
*	AdaptHealth Corp.	74,138	745
	Safety Insurance Group Inc.	9,226	726
	JBG SMITH Properties	42,726	720
*	Teladoc Health Inc.	132,136	720
	Virtus Investment Partners Inc.	4,348	710
*	Legalzoom.com Inc.	79,666	708
	Employers Holdings Inc.	16,198	707
	Upbound Group Inc.	36,857	697
*,3	Jamf Holding Corp.	53,397	697
	SFL Corp. Ltd.	77,881	690
	Weis Markets Inc.	9,412	670
*	PagerDuty Inc.	62,838	666
	Cannae Holdings Inc.	45,790	660
*	LGI Homes Inc.	13,177	660
*,1	FLEX LNG Ltd.	24,599	657
*	SailPoint Inc.	41,507	651
*	Clarivate plc	242,192	642
	QUALCOMM Inc.	4,129	629
	Edgewell Personal Care Co.	31,788	619
*	Asana Inc. Class A	59,728	612
*	Coursera Inc.	99,805	605
*	Schrodinger Inc.	43,059	602
*,2	Life360 Inc. GDR	31,141	598
	CNA Financial Corp.	12,477	597
*	Grocery Outlet Holding Corp.	62,395	595
	eXp World Holdings Inc.	65,677	594
*	Driven Brands Holdings Inc.	37,898	589
	Empire State Realty Trust Inc. Class A	87,891	583
*,1	AMC Entertainment Holdings Inc. Class A	388,038	539
*	Under Armour Inc. Class A	86,291	532
	Apartment Investment & Management Co. Class A	90,237	531
*	CVR Energy Inc.	22,999	523
	Navient Corp.	51,355	504
*	Rapid7 Inc.	42,068	501
	American Assets Trust Inc.	27,655	499
*	Phreesia Inc.	35,885	482
	Sempra Energy	5,597	480
	Marcus & Millichap Inc.	17,600	479
	Republic Bancorp Inc. Class A	6,430	467
*	National Beverage Corp.	13,663	466
	Cracker Barrel Old Country Store Inc.	14,396	434
	Alight Inc. Class A	278,402	426
*	MoonLake Immunotherapeutics	26,970	423
	TFS Financial Corp.	26,397	372
*,3	Untrade NH Health	201,000	364
*	Liberty Latin America Ltd. Class A	46,654	360
*	Hertz Global Holdings Inc.	73,316	359
	Ardagh Metal Packaging SA	76,458	336
*	Sabre Corp.	239,106	311
*	Liberty Latin America Ltd. Class C	39,676	309
*	Mister Car Wash Inc.	55,650	309
	Alexander's Inc.	1,178	288
*	Liberty Global Ltd. Class A	24,307	270
*	Columbia Financial Inc.	16,116	262
*	JetBlue Airways Corp.	52,977	258
*	GCI Liberty Inc. Class C	6,749	250
*	N-able Inc.	40,920	248
*	Evolent Health Inc. Class A	73,024	234

		Shares	Market Value ($000)
*	Atlanta Braves Holdings Inc. Class A	3,936	173
	Lennar Corp. Class B	16	2
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
*,3	GCI Liberty Inc.	36,533	—
			49,139,358
Total Common Stocks (Cost $47,524,542)			79,746,646
Preferred Stocks (0.2%)
	Samsung Electronics Co. Ltd. Preference Shares	608,766	49,311
	Itau Unibanco Holding SA Preference Shares	3,357,953	29,032
	Petroleo Brasileiro SA - Petrobras Preference Shares	2,931,458	21,033
	Volkswagen AG Preference Shares	156,569	18,993
	Banco Bradesco SA Preference Shares	2,919,962	11,823
	Henkel AG & Co. KGaA Preference Shares	125,122	10,992
	Itausa SA Preference Shares	4,126,897	10,712
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	90,710	6,984
	Hyundai Motor Co. Preference Shares (XKRX)	26,768	5,056
	Bayerische Motoren Werke AG Preference Shares	37,408	3,858
*	Telecom Italia SpA Preference Shares	4,352,790	3,456
	Hyundai Motor Co. Preference Shares	16,168	2,985
	Gerdau SA Preference Shares	673,614	2,870
*	Axia Energia Preference Shares Class C	278,290	2,792
	Cia Energetica de Minas Gerais Preference Shares	1,056,264	2,304
	Axia Energia Preference Shares Class B	176,273	1,936
	Grifols SA Preference Shares Class B (XMAD)	188,450	1,747
	Embotelladora Andina SA Preference Shares Class B	324,856	1,706
	FUCHS SE Preference Shares	36,939	1,597
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	136,357	1,514
	Danieli & C Officine Meccaniche SpA Preference Shares	23,535	1,214
	LG Chem Ltd. Preference Shares	10,728	1,182
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	4,488	1,169
	Metalurgica Gerdau SA Preference Shares	616,384	1,156
	Isa Energia Brasil SA Preference Shares	212,242	1,123
	Grupo De Inversiones Suramericana SA Preference Shares	76,160	1,073
	Bradespar SA Preference Shares	220,959	1,000
*	Samsung SDI Co. Ltd. Preference Shares	6,338	901
	Marcopolo SA Preference Shares	560,637	687
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	684
[1]	Doosan Co. Ltd. Preference Shares	2,040	663
	Sixt SE Preference Shares	9,946	627
	KSB SE & Co. KGaA Preference Shares	480	611
	Cia de Saneamento do Parana Preference Shares	328,900	551
*	Hanwha Corp. Preference Shares	16,163	537
	Unipar Carbocloro SA Preference Shares Class B	42,009	502
	Daishin Securities Co. Ltd. Preference Shares	31,405	501
	CJ CheilJedang Corp. Preference Shares	4,387	424
	LG Electronics Inc. Preference Shares	11,659	404
	Alpargatas SA Preference Shares	146,361	400
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	397
	Amorepacific Corp. (XKRX) Preference Shares	10,116	360
	Banco ABC Brasil SA Preference Shares	68,800	351
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	320
	Grupo Cibest SA Preference Shares	14,574	298
*	Localiza Rent a Car SA Preference Shares	24,006	213
	LG H&H Co. Ltd. Preference Shares	2,662	204
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	37,025	198
*	Braskem SA Preference Shares Class A	96,180	168
	Randoncorp SA Preference Shares	124,764	153
	Corem Property Group AB Preference Shares	4,687	127
*	Raizen SA Preference Shares	614,403	120
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	111
*,3	Mechel PJSC Preference Shares	45,248	—
*,3	TVS Motor Co. Ltd. Preference Shares	620,596	—
Total Preferred Stocks (Cost $153,813)			209,130
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/6/2026 (XMAD)	138,865	76
*	Xp Malls Fundo Investimentos Imobiliarios Exp. 2/12/2026	2,919	2

		Shares	Market Value ($000)
*	Capitania Securities II FII Exp. 2/3/2026	27,915	—
Total Rights (Cost $74)			78
Warrants (0.0%)
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	785,460	16
*,1,3	Webuild SpA Exp. 8/2/2030	12,600	13
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	95,161	1
*	BTS Group Holdings PCL Exp. 11/20/2026	44,400	—
*	VGI PCL Exp. 5/23/2027 (XBKK)	722,382	—
*,3	Constellation Software Inc. Exp. 3/31/2040	10,339	—
Total Warrants (Cost $—)			30
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $881,005)	8,810,706	881,071
Total Investments (100.2%) (Cost $48,559,434)			80,836,955
Other Assets and Liabilities—Net (-0.2%)			(201,282)
Net Assets (100%)			80,635,673
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $294,868.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $745,886, representing 0.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $321,928 was received for securities on loan, of which $321,889 is held in Vanguard Market Liquidity Fund and $39 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	293	38,450	427
E-mini S&P 500 Index	March 2026	1,009	351,422	2,409
MSCI EAFE Index	March 2026	1,001	151,992	4,605
MSCI Emerging Markets Index	March 2026	976	74,215	4,133
S&P TSX 60 Index	March 2026	83	22,586	(314)
				11,260

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	CAD	4,787	USD	3,473	50	—
Citibank, N.A.	3/18/2026	INR	3,399,511	USD	37,506	—	(580)
Bank of America, N.A.	3/18/2026	INR	329,871	USD	3,643	—	(60)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	2,000,000	USD	12,999	—	(24)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,967	AUD	4,470	—	(145)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	3,049	BRL	17,025	—	(150)
State Street Bank & Trust Co.	3/18/2026	USD	7,662	CHF	6,086	—	(253)
Toronto-Dominion Bank	3/18/2026	USD	7,627	CHF	6,086	—	(287)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	3/18/2026	USD	3,840	DKK	24,524	—	(63)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	6,362	EUR	5,441	—	(102)
State Street Bank & Trust Co.	3/18/2026	USD	4,089	GBP	3,070	—	(112)
Standard Chartered Bank	3/18/2026	USD	3,388	HKD	26,298	16	—
Royal Bank of Canada	3/18/2026	USD	20,071	JPY	3,095,217	—	(9)
BNP Paribas	3/18/2026	USD	6,306	KRW	9,229,921	—	(67)
BNP Paribas	3/18/2026	USD	2,774	TWD	86,328	47	—
						113	(1,852)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	7,129	(4.480)	143	—
Citigroup Inc.	8/31/2027	BANA	5,531	(4.370)	41	—
Elevance Health Inc.	8/31/2026	BANA	961	(4.380)	—	(80)
Global Payments Inc.	8/31/2026	BANA	256	(4.480)	—	(13)
Goldman Sachs Group Inc.	8/31/2027	BANA	7,342	(4.480)	25	—
JPMorgan Chase & Co.	8/31/2027	BANA	26,896	(4.397)	423	—
NetApp Inc.	8/31/2026	BANA	407	(4.310)	—	(10)
PayPal Holdings Inc.	8/31/2026	BANA	2,425	(4.480)	—	(168)
VICI Properties Inc.	8/31/2026	BANA	1,638	(4.330)	—	(25)
					632	(296)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	52,022,853	62,172	1,061	52,086,086
Common Stocks—Other	193,541	27,463,230	3,789	27,660,560
Preferred Stocks	91,323	117,807	—	209,130
Rights	76	2	—	78
Warrants	17	—	13	30
Temporary Cash Investments	881,071	—	—	881,071
Total	53,188,881	27,643,211	4,863	80,836,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,574	—	—	11,574
Forward Currency Contracts	—	113	—	113
Swap Contracts	—	632	—	632
Total	11,574	745	—	12,319
Liabilities
Futures Contracts[1]	(314)	—	—	(314)
Forward Currency Contracts	—	(1,852)	—	(1,852)
Swap Contracts	—	(296)	—	(296)
Total	(314)	(2,148)	—	(2,462)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.